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Consolidated Schedules of
Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund 2
Putnam Dynamic Asset Allocation Conservative Fund 76
Putnam Dynamic Asset Allocation Growth Fund 148
Notes to Consolidated Schedules of Investments 223

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited), June 30, 2026
Putnam Dynamic Asset Allocation Balanced Fund
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 77.6%
Aerospace & Defense 2.0%
Airbus SE ......................................... France 24,615 $ 5,476,637
a
Astronics Corp. ..................................... United States 5,934 482,197
a
Astronics Corp. , B ................................... United States 1,186 90,136
Curtiss-Wright Corp. ................................. United States 1,439 1,090,417
Embraer SA ....................................... Brazil 71,800 1,138,413
a
Firefly Aerospace, Inc. ................................ United States 11,929 350,713
General Dynamics Corp. .............................. United States 3,068 1,086,808
General Electric Co. ................................. United States 33,393 12,479,966
a
Honeywell Aerospace, Inc. ............................ United States 20,296 4,487,040
a
Kratos Defense & Security Solutions, Inc. ................. United States 1,737 86,607
L3Harris Technologies, Inc. ............................ United States 3,372 979,869
Leonardo DRS, Inc. ................................. United States 23,426 999,587
Leonardo SpA ...................................... Italy 15,035 807,235
Lockheed Martin Corp. ............................... United States 22,724 11,576,969
Melrose Industries plc ................................ United Kingdom 94,964 598,810
Moog, Inc. , A ....................................... United States 448 189,880
Northrop Grumman Corp. ............................. United States 10,936 5,569,814
RTX Corp. ........................................ United States 39,684 7,529,245
Safran SA ......................................... France 8,381 3,302,793
Thales SA ......................................... France 5,436 1,397,060
TransDigm Group, Inc. ............................... United States 1,617 2,153,909
a
V2X, Inc. .......................................... United States 3,159 235,535
62,109,640
Air Freight & Logistics 0.3%
Deutsche Post AG ................................... Germany 15,522 943,683
Expeditors International of Washington, Inc. ............... United States 6,692 1,090,662
FedEx Corp. ....................................... United States 22,824 7,146,879
Hub Group, Inc. , A ................................... United States 6,384 279,555
United Parcel Service, Inc. , B .......................... United States 10,416 1,119,720
10,580,499
Automobile Components 0.1%
a
Adient plc ......................................... United States 9,645 177,275
Aisin Corp. ........................................ Japan 77,900 1,057,624
BorgWarner, Inc. .................................... United States 18,308 1,215,651
Dana, Inc. ......................................... United States 18,245 496,447
a
Gentherm, Inc. ..................................... United States 3,738 127,503
a
Strattec Security Corp. ............................... United States 1,430 116,474
Sumitomo Electric Industries Ltd. ....................... Japan 27,200 504,754
Visteon Corp. ...................................... United States 5,495 545,159
4,240,887
Automobiles 1.4%
Ford Motor Co. ..................................... United States 78,051 1,084,909
General Motors Co. .................................. United States 106,775 8,230,217
Isuzu Motors Ltd. ................................... Japan 17,100 227,707
Kia Corp. ......................................... South Korea 9,544 861,992
Mahindra & Mahindra Ltd. ............................. India 56,403 1,834,496
Subaru Corp. ...................................... Japan 22,900 335,034
a
Tesla, Inc. ......................................... United States 73,259 30,812,735
Toyota Motor Corp. .................................. Japan 21,000 351,803
43,738,893
Banks 4.6%
AIB Group plc ...................................... Ireland 282,127 3,315,694
Al Rajhi Bank ...................................... Saudi Arabia 97,894 1,717,260
Amalgamated Financial Corp. .......................... United States 6,200 284,580

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Ameris Bancorp .................................... United States 1,333 $ 120,317
Associated Banc-Corp. ............................... United States 3,828 117,788
a
Axos Financial, Inc. .................................. United States 2,986 290,807
Banc of California, Inc. ............................... United States 5,984 122,253
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 80,488 2,026,431
Banco de Sabadell SA ............................... Spain 26,320 93,263
Banco Santander SA ................................. Spain 537,461 7,459,882
Bank Hapoalim BM .................................. Israel 40,590 936,227
Bank Leumi Le-Israel BM ............................. Israel 92,658 2,073,557
Bank of America Corp. ............................... United States 220,682 12,574,460
Bank of China Ltd. , H ................................ China 3,060,000 1,951,433
Bank of Hawaii Corp. ................................ United States 3,626 295,483
BankUnited, Inc. .................................... United States 2,435 117,976
Banner Corp. ...................................... United States 1,596 106,038
Barclays plc ....................................... United Kingdom 444,153 2,976,269
BNP Paribas SA .................................... France 28,034 3,274,179
BOC Hong Kong Holdings Ltd. ......................... China 49,500 268,614
CaixaBank SA ...................................... Spain 18,376 260,354
Carter Bankshares, Inc. ............................... United States 4,200 142,842
Cathay General Bancorp .............................. United States 10,778 668,128
Central Pacific Financial Corp. ......................... United States 5,771 220,452
Citigroup, Inc. ...................................... United States 244,940 34,281,802
Citizens Financial Group, Inc. .......................... United States 16,732 1,172,411
CTBC Financial Holding Co. Ltd. ........................ Taiwan 943,000 2,113,744
a
Customers Bancorp, Inc. .............................. United States 7,371 583,046
CVB Financial Corp. ................................. United States 5,551 125,175
Danske Bank A/S ................................... Denmark 45,705 2,449,906
Enterprise Financial Services Corp. ...................... United States 5,036 331,772
Erste Group Bank AG ................................ Austria 27,491 3,679,339
Financial Institutions, Inc. ............................. United States 3,214 125,250
First Bancorp ...................................... United States 25,810 672,867
First Financial Corp. ................................. United States 1,617 125,220
First Horizon Corp. .................................. United States 41,575 1,065,983
First Merchants Corp. ................................ United States 1,398 61,079
Grupo Financiero Banorte SAB de CV , O .................. Mexico 109,492 1,155,622
Hancock Whitney Corp. ............................... United States 7,232 540,375
Hanmi Financial Corp. ................................ United States 6,205 201,042
Hilltop Holdings, Inc. ................................. United States 11,071 429,333
Hope Bancorp, Inc. .................................. United States 13,238 181,096
HSBC Holdings plc , ( GBP Traded) ...................... United Kingdom 269,030 5,087,168
HSBC Holdings plc , ( HKD Traded) ...................... United Kingdom 48,400 919,672
ICICI Bank Ltd. ..................................... India 149,235 2,178,418
Independent Bank Corp. .............................. United States 3,824 137,932
Intesa Sanpaolo SpA ................................. Italy 198,853 1,366,774
JPMorgan Chase & Co. ............................... United States 17,238 5,642,515
KB Financial Group, Inc. .............................. South Korea 19,765 2,045,031
Lloyds Banking Group plc ............................. United Kingdom 1,953,597 2,859,144
Mercantile Bank Corp. ................................ United States 2,144 123,108
Metropolitan Bank Holding Corp. ........................ United States 1,365 134,807
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 289,100 5,759,720
National Bank Holdings Corp. , A ........................ United States 7,241 321,718
National Bank of Greece SA ........................... Greece 187,416 3,237,901
NatWest Group plc .................................. United Kingdom 290,114 2,559,952
Northrim BanCorp, Inc. ............................... United States 4,304 119,393
Northwest Bancshares, Inc. ............................ United States 7,780 117,945
a
NU Holdings Ltd. , A .................................. Brazil 41,331 552,182
OceanFirst Financial Corp. ............................ United States 9,184 179,363
OFG Bancorp ...................................... United States 6,955 341,282

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Origin Bancorp, Inc. ................................. United States 2,687 $ 137,440
OTP Bank Nyrt. ..................................... Hungary 11,547 1,705,562
PNC Financial Services Group, Inc. (The) ................. United States 31,772 7,822,902
Popular, Inc. ....................................... United States 6,634 1,089,170
Preferred Bank ..................................... United States 1,209 128,468
Raiffeisen Bank International AG ........................ Austria 8,230 526,119
Shore Bancshares, Inc. ............................... United States 5,422 124,435
Simmons First National Corp. , A ........................ United States 12,044 272,797
Southern Missouri Bancorp, Inc. ........................ United States 1,695 129,176
Sumitomo Mitsui Financial Group, Inc. .................... Japan 82,300 3,226,082
a
Third Coast Bancshares, Inc. .......................... United States 2,327 94,011
Towne Bank ....................................... United States 3,332 120,752
Trustmark Corp. .................................... United States 9,168 421,820
UniCredit SpA ...................................... Italy 30,217 2,708,010
United Community Banks, Inc. ......................... United States 3,214 112,779
Univest Financial Corp. ............................... United States 3,731 163,231
US Bancorp ....................................... United States 19,192 1,159,197
Valley National Bancorp .............................. United States 8,896 130,326
WaFd, Inc. ........................................ United States 3,035 116,453
Wells Fargo & Co. ................................... United States 14,260 1,178,446
Westamerica BanCorp ............................... United States 2,168 127,197
WSFS Financial Corp. ................................ United States 1,738 133,357
Zions Bancorp NA ................................... United States 16,939 1,172,009
147,193,113
Beverages 0.9%
a
Boston Beer Co., Inc. (The) , A .......................... United States 4,085 723,168
Carlsberg A/S , B .................................... Denmark 20,367 2,665,215
Coca-Cola Co. (The) ................................. United States 138,715 11,273,368
Coca-Cola Consolidated, Inc. .......................... United States 5,995 1,144,566
Coca-Cola HBC AG ................................. Italy 21,123 1,376,920
a
Monster Beverage Corp. .............................. United States 68,476 6,581,913
PepsiCo, Inc. ...................................... United States 35,513 4,808,460
28,573,610
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 61,284 15,421,506
a
ACADIA Pharmaceuticals, Inc. ......................... United States 22,049 557,840
a
ADMA Biologics, Inc. ................................. United States 9,732 81,457
a
Alkermes plc ....................................... United States 19,085 999,959
a
Alnylam Pharmaceuticals, Inc. .......................... United States 3,537 1,064,743
Amgen, Inc. ....................................... United States 3,101 1,122,934
a
AnaptysBio, Inc. .................................... United States 10,530 710,775
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 11,609 946,250
a
Atrium Therapeutics, Inc. .............................. United States 10,176 136,867
a
BioCryst Pharmaceuticals, Inc. ......................... United States 61,324 613,240
a
Capricor Therapeutics, Inc. ............................ United States 4,358 104,941
a
Corvus Pharmaceuticals, Inc. .......................... United States 9,062 135,386
a
Enanta Pharmaceuticals, Inc. .......................... United States 6,115 89,157
a
Exelixis, Inc. ....................................... United States 20,984 1,141,739
a
Genmab A/S ....................................... Denmark 777 213,016
a
ImmunityBio, Inc. ................................... United States 81,859 716,675
a
Incyte Corp. ....................................... United States 46,572 5,279,402
a
Inhibrx Biosciences, Inc. .............................. United States 2,404 227,779
a
Insmed, Inc. ....................................... United States 4,952 527,982
a
Ironwood Pharmaceuticals, Inc. , A ....................... United States 72,370 304,678
a
Kodiak Sciences, Inc. ................................ United States 4,033 157,126
a
MeiraGTx Holdings plc ............................... United States 10,996 148,556

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Mineralys Therapeutics, Inc. ........................... United States 9,339 $ 251,966
a
Monte Rosa Therapeutics, Inc. ......................... United States 23,906 578,525
a
Natera, Inc. ........................................ United States 5,178 1,405,568
a
Neurocrine Biosciences, Inc. ........................... United States 6,716 1,131,881
a
Olema Pharmaceuticals, Inc. ........................... United States 6,088 76,161
a
Praxis Precision Medicines, Inc. ........................ United States 344 115,168
a
Precigen, Inc. ...................................... United States 25,120 143,184
a
Protagonist Therapeutics, Inc. .......................... United States 6,932 849,724
a
Puma Biotechnology, Inc. ............................. United States 12,518 101,521
Regeneron Pharmaceuticals, Inc. ....................... United States 21,283 13,270,802
a
Rhythm Pharmaceuticals, Inc. .......................... United States 5,924 657,742
a
Rigel Pharmaceuticals, Inc. ............................ United States 3,769 147,443
a
Stoke Therapeutics, Inc. .............................. United States 14,238 465,867
a
Tango Therapeutics, Inc. .............................. United States 13,275 414,976
a
Travere Therapeutics, Inc. ............................. United States 14,707 835,505
a
Vertex Pharmaceuticals, Inc. ........................... United States 13,452 6,682,012
a
Xenon Pharmaceuticals, Inc. ........................... Canada 2,067 124,764
a
Zymeworks, Inc. .................................... United States 6,678 174,563
58,129,380
Broadline Retail 2.3%
Alibaba Group Holding Ltd. ............................ China 206,700 2,478,013
a
Amazon.com, Inc. ................................... United States 278,395 66,352,664
eBay, Inc. ......................................... United States 9,092 1,016,031
a
Etsy, Inc. .......................................... United States 8,435 635,409
Next plc .......................................... United Kingdom 2,462 475,025
Prosus NV ........................................ China 41,669 1,810,669
72,767,811
Building Products 0.4%
Allegion plc ........................................ United States 8,067 1,133,333
Apogee Enterprises, Inc. .............................. United States 3,113 142,389
a
Janus International Group, Inc. ......................... United States 21,018 116,650
Johnson Controls International plc ....................... United States 7,605 1,111,166
a
Modine Manufacturing Co. ............................ United States 484 129,238
a
Resideo Technologies, Inc. ............................ United States 4,021 125,053
Trane Technologies plc ............................... United States 18,651 9,160,625
UFP Industries, Inc. .................................. United States 6,374 578,377
12,496,831
Capital Markets 2.5%
3i Group plc ....................................... United Kingdom 19,942 655,771
Affiliated Managers Group, Inc. ......................... United States 3,320 1,123,488
Ameriprise Financial, Inc. ............................. United States 2,326 1,067,076
Bank of New York Mellon Corp. (The) .................... United States 7,521 1,087,612
Charles Schwab Corp. (The) ........................... United States 93,825 8,657,233
CME Group, Inc. .................................... United States 22,355 4,936,655
Deutsche Bank AG .................................. Germany 43,537 1,474,468
b
Euronext NV , 144A , Reg S ............................ Netherlands 10,601 1,695,643
Goldman Sachs Group, Inc. (The) ....................... United States 22,453 22,708,291
b
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 21,903 614,916
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 33,100 1,540,042
Interactive Brokers Group, Inc. , A ....................... United States 13,028 1,133,957
Janus Henderson Group plc ........................... United States 20,310 1,055,105
Japan Exchange Group, Inc. ........................... Japan 90,100 1,140,298
Korea Investment Holdings Co. Ltd. ..................... South Korea 5,997 868,699
London Stock Exchange Group plc ...................... United Kingdom 18,155 1,962,838
Morgan Stanley ..................................... United States 6,255 1,307,545

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Nasdaq, Inc. ....................................... United States 27,980 $ 2,205,384
Nomura Holdings, Inc. ................................ Japan 201,500 1,769,156
Northern Trust Corp. ................................. United States 6,308 1,096,583
State Street Corp. ................................... United States 91,289 15,482,614
a
StoneX Group, Inc. .................................. United States 7,313 866,590
UBS Group AG ..................................... Switzerland 71,761 3,556,556
Virtu Financial, Inc. , A ................................ United States 19,085 1,136,893
Virtus Investment Partners, Inc. ......................... United States 1,408 202,048
79,345,461
Chemicals 1.1%
Air Liquide SA ...................................... France 6,579 1,302,819
Asahi Kasei Corp. ................................... Japan 119,500 1,329,090
Avient Corp. ....................................... United States 4,038 149,245
a
Axalta Coating Systems Ltd. ........................... United States 36,013 1,232,365
Balchem Corp. ..................................... United States 2,661 449,576
Cabot Corp. ....................................... United States 1,292 117,339
CF Industries Holdings, Inc. ........................... United States 65,716 7,114,414
Chemours Co. (The) ................................. United States 2,493 51,156
Corteva, Inc. ....................................... United States 81,607 6,911,297
DuPont de Nemours, Inc. ............................. United States 3,492 473,655
Ecolab, Inc. ........................................ United States 4,154 1,157,346
a
Ingevity Corp. ...................................... United States 2,038 152,177
Innospec, Inc. ...................................... United States 2,733 222,439
a
Intrepid Potash, Inc. ................................. United States 3,817 125,121
Linde plc .......................................... United States 4,989 2,588,992
a
LSB Industries, Inc. .................................. United States 8,748 94,566
Mativ Holdings, Inc. .................................. United States 10,809 81,824
Minerals Technologies, Inc. ............................ United States 6,299 465,937
NewMarket Corp. ................................... United States 1,480 1,171,035
a
Perimeter Solutions, Inc. .............................. United States 21,824 778,026
PPG Industries, Inc. ................................. United States 19,067 2,312,636
a
Rayonier Advanced Materials, Inc. ....................... United States 12,273 96,466
Sherwin-Williams Co. (The) ............................ United States 11,282 3,884,618
Solstice Advanced Materials, Inc. ....................... United States 21,261 1,883,725
34,145,864
Commercial Services & Supplies 0.2%
Brink's Co. (The) .................................... United States 5,404 510,624
a
Cimpress plc ....................................... Ireland 1,371 139,431
Cintas Corp. ....................................... United States 15,281 2,598,992
a
CoreCivic, Inc. ..................................... United States 5,391 163,779
a
OPENLANE, Inc. ................................... United States 3,808 157,042
Republic Services, Inc. , A ............................. United States 5,036 1,073,071
Veralto Corp. ....................................... United States 12,123 1,075,068
Waste Management, Inc. .............................. United States 4,829 1,076,287
6,794,294
Communications Equipment 1.1%
Accton Technology Corp. .............................. Taiwan 16,000 1,276,195
a
Arista Networks, Inc. ................................. United States 65,418 11,113,210
a
BK Technologies Corp. ............................... United States 1,397 120,114
a
Calix, Inc. ......................................... United States 5,978 223,099
a
Ciena Corp. ....................................... United States 9,555 4,687,301
Cisco Systems, Inc. ................................. United States 117,169 13,762,671
a
Extreme Networks, Inc. ............................... United States 25,934 839,483
a
NETGEAR, Inc. ..................................... United States 4,406 102,880
a
NetScout Systems, Inc. ............................... United States 4,095 178,337

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 29,592 $ 331,865
Ubiquiti, Inc. ....................................... United States 1,022 545,779
a
Viasat, Inc. ........................................ United States 1,702 152,857
a
Viavi Solutions, Inc. .................................. United States 6,961 332,388
Vistance Networks, Inc. ............................... United States 47,622 608,609
34,274,788
Construction & Engineering 0.5%
ACS Actividades de Construccion y Servicios SA ............ Spain 11,400 1,676,448
Argan, Inc. ........................................ United States 1,288 1,028,533
a
Centuri Holdings, Inc. ................................ United States 3,693 111,676
Comfort Systems USA, Inc. ............................ United States 597 1,183,224
a
Dycom Industries, Inc. ................................ United States 395 199,708
Larsen & Toubro Ltd. ................................. India 27,289 1,196,547
a
Legence Corp. , A ................................... United States 1,360 115,913
a
NWPX Infrastructure, Inc. ............................. United States 1,286 192,823
Primoris Services Corp. ............................... United States 5,002 495,798
Quanta Services, Inc. ................................ United States 6,319 4,549,933
a
Sterling Infrastructure, Inc. ............................ United States 1,667 1,399,213
Tutor Perini Corp. ................................... United States 7,715 640,114
Vinci SA .......................................... France 17,085 2,495,232
15,285,162
Construction Materials 0.4%
CRH plc .......................................... United States 64,584 6,910,488
Holcim AG ........................................ United States 22,322 2,012,613
Vulcan Materials Co. ................................. United States 12,714 3,750,757
12,673,858
Consumer Finance 0.5%
Ally Financial, Inc. ................................... United States 24,847 1,141,720
American Express Co. ............................... United States 3,375 1,141,594
Bread Financial Holdings, Inc. .......................... United States 7,628 826,494
Capital One Financial Corp. ........................... United States 45,167 9,061,403
a
Enova International, Inc. .............................. United States 3,494 841,111
a
Happen, Inc. ....................................... United States 34,987 725,630
PROG Holdings, Inc. ................................. United States 10,877 506,977
Synchrony Financial ................................. United States 14,649 1,114,056
15,358,985
Consumer Staples Distribution & Retail 1.2%
Andersons, Inc. (The) ................................ United States 1,896 129,686
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 22,867 1,994,460
Costco Wholesale Corp. .............................. United States 6,802 6,363,067
Dollar General Corp. ................................. United States 9,960 1,146,496
a
Dollar Tree, Inc. .................................... United States 11,079 1,340,005
Jeronimo Martins SGPS SA ........................... Portugal 31,631 605,800
Koninklijke Ahold Delhaize NV .......................... Netherlands 39,063 1,571,988
Kroger Co. (The) .................................... United States 55,337 3,072,864
a
Maplebear, Inc. ..................................... United States 25,530 1,208,845
Raia Drogasil SA .................................... Brazil 111,400 362,752
Sysco Corp. ....................................... United States 13,239 1,106,516
Target Corp. ....................................... United States 8,378 1,094,250
Tesco plc ......................................... United Kingdom 24,590 149,903
a
United Natural Foods, Inc. ............................. United States 3,687 168,385
Walmart, Inc. ...................................... United States 149,583 16,941,771
37,256,788

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Containers & Packaging 0.1%
Avery Dennison Corp. ................................ United States 6,590 $ 1,069,887
Ball Corp. ......................................... United States 18,621 1,161,950
Crown Holdings, Inc. ................................. United States 10,881 1,216,713
Greif, Inc. , A ....................................... United States 1,775 132,220
a
O-I Glass, Inc. ...................................... United States 12,435 119,749
3,700,519
Distributors 0.0%
†
a
GigaCloud Technology, Inc. , A .......................... United States 3,383 106,903
Gold.com, Inc. ..................................... United States 3,090 128,575
235,478
Diversified Consumer Services 0.0%
†
a
Coursera, Inc. ...................................... United States 113,075 637,743
a
Frontdoor, Inc. ..................................... United States 1,774 137,645
a
Laureate Education, Inc. .............................. United States 18,591 675,225
Perdoceo Education Corp. ............................ United States 3,251 104,032
1,554,645
Diversified REITs 0.0%
†
American Assets Trust, Inc. ............................ United States 5,527 136,462
Broadstone Net Lease, Inc. ............................ United States 5,726 118,356
Global Net Lease, Inc. ................................ United States 46,598 416,586
671,404
Diversified Telecommunication Services 0.5%
AT&T, Inc. ......................................... United States 455,065 9,419,845
a
Bandwidth, Inc. , A ................................... United States 8,299 525,327
Comcast Corp. , A ................................... United States 41,749 1,024,938
Deutsche Telekom AG ................................ Germany 93,627 2,552,674
IDT Corp. , B ....................................... United States 3,808 221,473
Iridium Communications, Inc. .......................... United States 10,773 590,899
a
Lumen Technologies, Inc. ............................. United States 14,552 111,759
a
Space Exploration Technologies Corp. , A .................. United States 5,888 1,006,024
Telstra Group Ltd. ................................... Australia 335,264 1,175,728
Verizon Communications, Inc. .......................... United States 21,382 905,314
17,533,981
Electric Utilities 1.3%
American Electric Power Co., Inc. ....................... United States 37,221 5,092,205
Constellation Energy Corp. ............................ United States 3,578 888,668
Duke Energy Corp. .................................. United States 8,373 1,059,854
Edison International ................................. United States 17,352 1,291,856
Enel SpA ......................................... Italy 231,548 2,655,945
Eversource Energy .................................. United States 15,032 1,086,363
Exelon Corp. ....................................... United States 22,762 1,061,164
a
Hawaiian Electric Industries, Inc. ........................ United States 4,198 56,799
Iberdrola SA ....................................... Spain 128,003 3,185,941
Kansai Electric Power Co., Inc. (The) .................... Japan 73,500 1,038,691
NextEra Energy, Inc. ................................. United States 93,480 8,204,740
NRG Energy, Inc. ................................... United States 44,927 6,562,038
a
Oklo, Inc. , A ....................................... United States 1,588 83,100
PG&E Corp. ....................................... United States 491,374 8,264,911
Portland General Electric Co. .......................... United States 4,573 237,019
Southern Co. (The) .................................. United States 10,527 1,007,539
TXNM Energy, Inc. .................................. United States 1,906 108,223

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Xcel Energy, Inc. .................................... United States 12,978 $ 1,042,133
42,927,189
Electrical Equipment 1.8%
ABB Ltd. .......................................... Switzerland 59,247 6,444,849
Allient, Inc. ........................................ United States 4,270 439,511
AMETEK, Inc. ...................................... United States 4,686 1,133,731
a
Bloom Energy Corp. , A ............................... United States 9,376 2,838,115
Contemporary Amperex Technology Co. Ltd. , A ............. China 19,400 1,127,714
Eaton Corp. plc ..................................... United States 2,688 1,145,411
EnerSys .......................................... United States 3,722 870,278
GE Vernova T&D India Ltd. ............................ India 29,765 1,561,327
GE Vernova, Inc. .................................... United States 17,765 20,871,388
c
Harbin Electric Co. Ltd. , H ............................. China 294,000 579,553
Hyosung Heavy Industries Corp. ........................ South Korea 294 668,143
Mitsubishi Electric Corp. .............................. Japan 58,100 2,130,789
a
Nextpower, Inc. , A ................................... United States 7,237 862,216
a
Nidec Corp. ....................................... Japan 22,500 369,826
a
Power Solutions International, Inc. ....................... United States 1,348 52,424
Rockwell Automation, Inc. ............................. United States 2,383 1,179,776
Schneider Electric SE ................................ United States 5,376 1,759,166
Siemens Energy AG ................................. Germany 24,462 4,663,473
Sieyuan Electric Co. Ltd. , A ............................ China 24,100 616,872
Vertiv Holdings Co. , A ................................ United States 23,459 7,854,542
a
Vicor Corp. ........................................ United States 2,584 981,351
58,150,455
Electronic Equipment, Instruments & Components 1.0%
Advanced Energy Industries, Inc. ....................... United States 2,596 967,971
a
Aeva Technologies, Inc. .............................. United States 12,713 365,117
a
Arlo Technologies, Inc. ............................... United States 18,057 243,408
Chroma ATE, Inc. ................................... Taiwan 13,000 903,415
a
Coherent Corp. ..................................... United States 12,980 5,120,221
Corning, Inc. ....................................... United States 50,554 12,913,008
a
Daktronics, Inc. ..................................... United States 2,941 57,526
Delta Electronics, Inc. ................................ Taiwan 4,000 251,215
Elite Material Co. Ltd. ................................ Taiwan 8,000 1,383,044
a
Fabrinet .......................................... Thailand 395 222,022
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 98,000 782,010
a
Insight Enterprises, Inc. ............................... United States 1,385 168,693
a
Itron, Inc. ......................................... United States 6,095 527,400
Keyence Corp. ..................................... Japan 4,900 2,476,888
a
Keysight Technologies, Inc. ............................ United States 2,933 1,026,755
a
nLight, Inc. ........................................ United States 8,731 607,852
a
Ouster, Inc. ........................................ United States 15,255 953,743
Samsung Electro-Mechanics Co. Ltd. .................... South Korea 1,283 1,858,091
a
Sanmina Corp. ..................................... United States 1,119 283,197
a
TTM Technologies, Inc. ............................... United States 6,395 1,195,993
32,307,569
Energy Equipment & Services 0.4%
Baker Hughes Co. , A ................................. United States 15,856 880,008
Flowco Holdings, Inc. , A .............................. United States 4,487 95,753
a
Forum Energy Technologies, Inc. ........................ United States 7,626 383,054
Halliburton Co. ..................................... United States 27,851 945,541
Kodiak Gas Services, Inc. ............................. United States 2,693 202,325
Liberty Energy, Inc. , A ................................ United States 5,985 156,747
a
National Energy Services Reunited Corp. ................. United States 12,567 376,130

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
Oceaneering International, Inc. ......................... United States 16,727 $ 677,778
a
Oil States International, Inc. ........................... United States 38,280 306,623
Patterson-UTI Energy, Inc. ............................ United States 16,074 147,559
a
ProPetro Holding Corp. ............................... United States 7,991 114,591
SLB Ltd. .......................................... United States 18,706 869,642
TechnipFMC plc .................................... United Kingdom 111,175 7,370,903
a
Transocean Ltd. .................................... United States 109,212 534,047
Weatherford International plc ........................... United States 9,372 763,818
13,824,519
Entertainment 0.9%
Cinemark Holdings, Inc. .............................. United States 4,158 131,933
a
Live Nation Entertainment, Inc. ......................... United States 22,710 4,158,428
a
Netflix, Inc. ........................................ United States 181,597 12,966,026
Nexon Co. Ltd. ..................................... Japan 13,800 183,403
a
ROBLOX Corp. , A ................................... United States 21,850 1,188,203
a
Spotify Technology SA ................................ United States 17,745 8,147,262
Universal Music Group NV ............................ Netherlands 74,513 1,561,014
28,336,269
Financial Services 1.9%
a
Aditya Birla Capital Ltd. ............................... India 308,321 1,278,985
Apollo Global Management, Inc. ........................ United States 31,865 3,769,948
a
Berkshire Hathaway, Inc. , B ............................ United States 4,110 2,056,603
Bladex, Inc. , E ..................................... Panama 3,690 226,824
Corebridge Financial, Inc. ............................. United States 37,409 1,071,020
Equitable Holdings, Inc. ............................... United States 24,714 1,084,450
Essent Group Ltd. ................................... United States 1,941 124,767
Fidelity National Information Services, Inc. ................. United States 24,157 939,224
FirstRand Ltd. ...................................... South Africa 261,528 1,554,496
a
Fiserv, Inc. ........................................ United States 9,209 451,701
Investor AB , B ...................................... Sweden 66,674 2,770,381
Jackson Financial, Inc. , A ............................. United States 7,059 722,771
Mastercard, Inc. , A .................................. United States 55,946 28,733,866
MGIC Investment Corp. ............................... United States 40,473 1,141,339
a
NCR Atleos Corp. ................................... United States 10,525 456,890
a
NMI Holdings, Inc. , A ................................. United States 5,052 207,587
Pagseguro Digital Ltd. , A .............................. Brazil 65,568 593,390
a
Payoneer Global, Inc. ................................ United States 20,877 148,644
PayPal Holdings, Inc. ................................ United States 23,791 1,027,295
PennyMac Financial Services, Inc. ...................... United States 2,370 206,427
StoneCo Ltd. , A ..................................... Brazil 36,995 401,026
Visa, Inc. , A ........................................ United States 30,150 10,344,164
59,311,798
Food Products 0.3%
Ajinomoto Co., Inc. .................................. Japan 31,600 1,152,110
Archer-Daniels-Midland Co. ........................... United States 14,063 1,074,413
Associated British Foods plc ........................... United Kingdom 39,982 1,051,070
Cal-Maine Foods, Inc. ................................ United States 5,772 464,992
a
Darling Ingredients, Inc. .............................. United States 17,957 980,811
Dole plc .......................................... United States 20,138 276,293
Mondelez International, Inc. , A .......................... United States 16,122 932,497
Nestle SA ......................................... Switzerland 5,802 595,083
a
Seneca Foods Corp. , A ............................... United States 2,257 392,583
a
Simply Good Foods Co. (The) .......................... United States 4,800 63,744
Smithfield Foods, Inc. ................................ United States 33,804 820,085
Tyson Foods, Inc. , A ................................. United States 7,676 439,451

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 1,746,500 $ 1,851,841
Wilmar International Ltd. .............................. China 260,200 726,188
10,821,161
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 13,004 1,004,039
New Jersey Resources Corp. .......................... United States 10,422 584,049
Northwest Natural Holding Co. ......................... United States 2,304 113,034
Spire, Inc. ......................................... United States 1,279 99,877
Tokyo Gas Co. Ltd. .................................. Japan 15,500 586,920
2,387,919
Ground Transportation 0.3%
Canadian National Railway Co. ......................... Canada 13,607 1,623,821
CSX Corp. ........................................ United States 23,739 1,128,315
a
Fedex Freight Holding Co., Inc. ......................... United States 12,315 1,859,565
JB Hunt Transport Services, Inc. ........................ United States 4,268 1,235,287
Norfolk Southern Corp. ............................... United States 3,179 1,000,082
a
Uber Technologies, Inc. ............................... United States 14,651 1,057,216
Union Pacific Corp. .................................. United States 3,733 1,015,376
8,919,662
Health Care Equipment & Supplies 0.9%
Abbott Laboratories .................................. United States 12,038 1,092,328
Alcon AG ......................................... United States 3,642 245,580
a
AtriCure, Inc. ....................................... United States 4,033 112,843
a
Avanos Medical, Inc. ................................. United States 7,792 193,865
a
Axogen, Inc. ....................................... United States 10,284 475,018
Becton Dickinson & Co. ............................... United States 25,404 3,844,387
BioMerieux ........................................ France 2,100 164,853
a
Boston Scientific Corp. ............................... United States 69,077 2,948,206
a
Cerus Corp. ....................................... United States 38,797 113,287
a
Dexcom, Inc. ....................................... United States 14,596 983,041
a
Edwards Lifesciences Corp. ........................... United States 12,432 1,124,599
a
Glaukos Corp. ...................................... United States 3,295 460,509
a
Haemonetics Corp. .................................. United States 1,699 127,425
Hoya Corp. ........................................ Japan 27,700 4,468,048
a
IDEXX Laboratories, Inc. .............................. United States 6,770 3,563,999
a
Insulet Corp. ....................................... United States 3,398 517,346
a
Intuitive Surgical, Inc. ................................ United States 11,754 4,674,331
a
Lantheus Holdings, Inc. ............................... United States 1,252 138,897
a
LivaNova plc ....................................... United States 6,254 514,267
Medtronic plc ...................................... United States 13,388 1,047,343
a
Novocure Ltd. ...................................... United States 36,121 547,233
Olympus Corp. ..................................... Japan 21,700 227,225
Straumann Holding AG ............................... Switzerland 1,289 169,436
Stryker Corp. ...................................... United States 3,325 1,046,843
a
Varex Imaging Corp. ................................. United States 10,768 112,310
28,913,219
Health Care Providers & Services 0.9%
a
AMN Healthcare Services, Inc. ......................... United States 19,703 637,786
Apollo Hospitals Enterprise Ltd. ......................... India 12,932 1,187,003
Cardinal Health, Inc. ................................. United States 5,243 1,245,527
a
Castle Biosciences, Inc. .............................. United States 13,391 319,375
Cencora, Inc. ...................................... United States 2,919 826,019
Cigna Group (The) .................................. United States 3,676 1,013,400
a
Cross Country Healthcare, Inc. ......................... United States 4,950 65,390

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ................................... United States 12,171 $ 1,259,090
Fresenius SE & Co. KGaA ............................. Germany 2,970 135,689
a
GeneDx Holdings Corp. , A ............................. United States 1,575 108,124
a
Guardant Health, Inc. ................................ United States 8,334 1,250,350
HCA Healthcare, Inc. ................................. United States 1,952 761,065
a
HealthEquity, Inc. ................................... United States 1,242 112,177
McKesson Corp. .................................... United States 11,644 8,798,206
a
Omada Health, Inc. .................................. United States 8,119 178,212
Select Medical Holdings Corp. .......................... United States 6,861 113,275
a
Tenet Healthcare Corp. ............................... United States 6,055 1,132,769
UnitedHealth Group, Inc. .............................. United States 24,842 10,325,081
29,468,538
Health Care REITs 0.1%
American Healthcare REIT, Inc. ......................... United States 2,290 119,424
CareTrust REIT, Inc. ................................. United States 18,723 755,473
LTC Properties, Inc. ................................. United States 2,995 115,158
National Health Investors, Inc. .......................... United States 1,504 114,695
Omega Healthcare Investors, Inc. ....................... United States 20,758 989,741
2,094,491
Health Care Technology 0.2%
a
Doximity, Inc. , A .................................... United States 52,773 1,094,512
HealthStream, Inc. .................................. United States 5,086 138,593
a
HeartFlow, Inc. ..................................... United States 3,570 104,744
a
Phreesia, Inc. ...................................... United States 28,593 294,222
a
Teladoc Health, Inc. ................................. United States 81,459 690,772
a
Veeva Systems, Inc. , A ............................... United States 26,280 4,663,912
6,986,755
Hotel & Resort REITs 0.1%
Apple Hospitality REIT, Inc. ............................ United States 7,979 134,127
DiamondRock Hospitality Co. .......................... United States 11,569 140,910
Host Hotels & Resorts, Inc. ............................ United States 47,912 1,135,994
Ryman Hospitality Properties, Inc. ....................... United States 4,662 599,300
Xenia Hotels & Resorts, Inc. ........................... United States 6,773 137,898
2,148,229
Hotels, Restaurants & Leisure 1.3%
a
Airbnb, Inc. , A ...................................... United States 95,412 13,653,457
Aristocrat Leisure Ltd. ................................ Australia 41,754 1,769,429
Bloomin' Brands, Inc. ................................ United States 13,616 124,450
Booking Holdings, Inc. ............................... United States 6,534 1,164,620
Brightstar Lottery plc ................................. United States 28,349 303,901
a
Brinker International, Inc. ............................. United States 4,587 770,616
a
Chipotle Mexican Grill, Inc. , A .......................... United States 31,994 1,087,796
Compass Group plc ................................. United Kingdom 115,731 3,739,193
a
DoorDash, Inc. , A ................................... United States 6,566 1,211,624
Galaxy Entertainment Group Ltd. ....................... Macau 34,000 127,994
Hilton Worldwide Holdings, Inc. ......................... United States 26,835 8,867,894
InterContinental Hotels Group plc ....................... United States 8,583 1,475,269
Las Vegas Sands Corp. ............................... United States 21,289 983,339
a
Life Time Group Holdings, Inc. ......................... United States 1,937 79,107
Monarch Casino & Resort, Inc. ......................... United States 1,167 153,589
Red Rock Resorts, Inc. , A ............................. United States 2,012 130,901
Starbucks Corp. .................................... United States 27,877 2,848,751

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
a
Viking Holdings Ltd. ................................. United States 12,419 $ 1,299,897
39,791,827
Household Durables 0.5%
Garmin Ltd. ........................................ United States 4,371 1,038,287
a
Hovnanian Enterprises, Inc. , A .......................... United States 982 139,847
KB Home ......................................... United States 2,304 144,207
a
M/I Homes, Inc. ..................................... United States 3,373 542,345
PulteGroup, Inc. .................................... United States 59,731 8,195,690
a
Sonos, Inc. ........................................ United States 38,369 519,132
Sony Group Corp. ................................... Japan 135,000 2,716,749
a
Taylor Morrison Home Corp. , A ......................... United States 9,277 665,532
Toll Brothers, Inc. ................................... United States 7,833 1,290,487
15,252,276
Household Products 0.3%
Colgate-Palmolive Co. ............................... United States 22,066 2,023,011
Procter & Gamble Co. (The) ........................... United States 48,041 7,044,732
Reckitt Benckiser Group plc ........................... United Kingdom 22,323 1,453,977
Unilever Indonesia Tbk. PT ............................ Indonesia 4,876,300 492,873
11,014,593
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The) .................................... United States 67,896 995,355
NTPC Ltd. ......................................... India 445,109 1,678,132
RWE AG .......................................... Germany 5,744 371,465
Vistra Corp. ........................................ United States 6,733 1,068,056
4,113,008
Industrial Conglomerates 0.4%
3M Co. ........................................... United States 6,903 1,117,665
CK Hutchison Holdings Ltd. ............................ United Kingdom 43,000 364,452
Hitachi Ltd. ........................................ Japan 98,200 2,717,793
Honeywell International, Inc. ........................... United States 20,296 4,544,274
Sekisui Chemical Co. Ltd. ............................. Japan 26,300 421,732
Siemens AG ....................................... Germany 523 168,148
SK Square Co. Ltd. .................................. South Korea 1,150 1,300,490
Smiths Group plc ................................... United Kingdom 17,827 605,579
11,240,133
Industrial REITs 0.2%
LXP Industrial Trust .................................. United States 2,050 110,454
Prologis, Inc. ....................................... United States 38,052 5,154,904
5,265,358
Insurance 1.6%
Aflac, Inc. ......................................... United States 8,557 1,003,308
AIA Group Ltd. ..................................... Hong Kong 221,200 2,025,138
Allianz SE ......................................... Germany 6,240 2,953,692
Allstate Corp. (The) .................................. United States 30,676 7,299,047
American International Group, Inc. ...................... United States 64,484 4,805,993
AXA SA ........................................... France 4,850 243,031
Axis Capital Holdings Ltd. ............................. United States 24,935 2,679,016
a
Brighthouse Financial, Inc. ............................ United States 8,423 533,176
China Pacific Insurance Group Co. Ltd. , H ................. China 430,400 1,480,183
Chubb Ltd. ........................................ United States 3,061 1,043,005
CNO Financial Group, Inc. ............................ United States 12,367 630,470

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Daiichi Life Group, Inc. ............................... Japan 20,000 $ 218,375
Everest Group Ltd. .................................. United States 2,838 1,013,819
a
Genworth Financial, Inc. , A ............................ United States 65,387 619,215
Globe Life, Inc. ..................................... United States 15,140 2,705,215
Hamilton Insurance Group Ltd. , B ....................... United States 17,895 607,356
Hanover Insurance Group, Inc. (The) ..................... United States 5,348 1,145,114
a
Heritage Insurance Holdings, Inc. ....................... United States 12,185 317,785
Horace Mann Educators Corp. ......................... United States 2,302 118,898
Marsh & McLennan Cos., Inc. .......................... United States 3,206 534,344
MetLife, Inc. ....................................... United States 35,052 2,965,750
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 2,226 1,243,133
NN Group NV ...................................... Netherlands 24,931 2,185,673
Pelagos Insurance Capital Ltd. ......................... United Kingdom 5,941 144,663
Powszechny Zaklad Ubezpieczen SA .................... Poland 63,911 1,116,816
Primerica, Inc. ...................................... United States 1,819 516,960
Progressive Corp. (The) .............................. United States 5,274 1,152,105
Prudential Financial, Inc. .............................. United States 9,764 1,053,829
QBE Insurance Group Ltd. ............................ Australia 93,257 1,622,219
a
Rasan Information Technology Co. ...................... Saudi Arabia 28,342 1,166,207
Reinsurance Group of America, Inc. ..................... United States 4,689 997,116
RenaissanceRe Holdings Ltd. .......................... United States 3,560 1,128,164
a
SiriusPoint Ltd. ..................................... United States 12,225 293,400
Talanx AG ......................................... Germany 9,876 1,249,162
Travelers Cos., Inc. (The) ............................. United States 3,467 1,144,526
Unipol Assicurazioni SpA .............................. Italy 17,364 485,332
Universal Insurance Holdings, Inc. ....................... United States 5,311 219,663
Unum Group ....................................... United States 12,601 1,126,529
51,787,427
Interactive Media & Services 4.7%
Alphabet, Inc. , A .................................... United States 146,730 52,436,900
Alphabet, Inc. , C .................................... United States 128,778 45,501,131
a
Cargurus, Inc. , A .................................... United States 13,511 460,590
a
EverQuote, Inc. , A ................................... United States 15,004 356,945
a
fuboTV, Inc. , A ...................................... United States 10,861 99,921
LY Corp. .......................................... Japan 340,800 907,060
a
MediaAlpha, Inc. , A .................................. United States 12,743 160,180
Meta Platforms, Inc. , A ............................... United States 76,943 43,341,222
a
Nextdoor Holdings, Inc. ............................... United States 69,224 157,138
a
Pinterest, Inc. , A .................................... United States 53,894 1,133,391
Tencent Holdings Ltd. ................................ China 92,900 5,126,460
149,680,938
IT Services 0.5%
Accenture plc , A .................................... United States 26,378 3,282,478
a
Fastly, Inc. , A ...................................... United States 23,406 429,734
Fujitsu Ltd. ........................................ Japan 93,700 1,861,820
a
GoDaddy, Inc. , A .................................... United States 11,851 1,005,913
a
MongoDB, Inc. , A ................................... United States 3,872 1,300,605
NEC Corp. ........................................ Japan 34,400 830,495
a
Snowflake, Inc. , A ................................... United States 26,629 6,777,081
VeriSign, Inc. ...................................... United States 3,579 900,333
16,388,459
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 61,600 1,427,955
Hasbro, Inc. ....................................... United States 12,014 992,236

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
Polaris, Inc. ........................................ United States 9,867 $ 675,298
3,095,489
Life Sciences Tools & Services 0.5%
a
10X Genomics, Inc. , A ................................ United States 23,858 914,716
a
CryoPort, Inc. ...................................... United States 7,428 116,620
Lonza Group AG .................................... Switzerland 3,979 2,684,251
a
Medpace Holdings, Inc. ............................... United States 2,431 1,287,433
Mesa Laboratories, Inc. ............................... United States 3,792 377,494
Thermo Fisher Scientific, Inc. .......................... United States 17,183 8,614,869
a
Waters Corp. ...................................... United States 3,383 1,268,760
b
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 80,400 1,582,717
16,846,860
Machinery 1.8%
Alamo Group, Inc. ................................... United States 742 122,052
Albany International Corp. , A ........................... United States 2,118 157,791
Allison Transmission Holdings, Inc. ...................... United States 9,577 1,079,711
Atmus Filtration Technologies, Inc. ...................... United States 11,175 569,813
a
Blue Bird Corp. ..................................... United States 9,200 726,432
Caterpillar, Inc. ..................................... United States 24,500 26,090,050
a
Chart Industries, Inc. ................................. United States 1,416 295,859
Cummins, Inc. ...................................... United States 2,261 1,612,568
Deere & Co. ....................................... United States 1,988 1,261,048
Douglas Dynamics, Inc. ............................... United States 2,542 137,141
Ebara Corp. ....................................... Japan 14,900 583,522
ESCO Technologies, Inc. .............................. United States 641 224,376
FANUC Corp. ...................................... Japan 2,800 128,929
Federal Signal Corp. ................................. United States 943 121,166
Franklin Electric Co., Inc. ............................. United States 1,143 122,518
GEA Group AG ..................................... Germany 15,453 1,061,094
Helios Technologies, Inc. .............................. United States 1,364 121,737
Hyster-Yale, Inc. .................................... United States 1,561 54,729
Illinois Tool Works, Inc. ............................... United States 2,086 564,200
Ingersoll Rand, Inc. .................................. United States 46,499 3,812,453
Kennametal, Inc. .................................... United States 3,442 120,642
Knorr-Bremse AG ................................... Germany 8,601 1,000,810
Komatsu Ltd. ...................................... Japan 15,800 616,950
Lincoln Electric Holdings, Inc. .......................... United States 4,097 1,087,794
Makita Corp. ....................................... Japan 5,100 183,402
a
Microvast Holdings, Inc. .............................. United States 70,804 82,841
Minebea Mitsumi, Inc. ................................ Japan 60,300 1,788,670
Mueller Water Products, Inc. , A ......................... United States 4,332 111,896
NGK Corp. ........................................ Japan 26,700 1,258,349
Otis Worldwide Corp. ................................ United States 53,863 3,856,591
PACCAR, Inc. ...................................... United States 9,623 1,155,915
Parker-Hannifin Corp. ................................ United States 1,213 1,186,460
a
Proto Labs, Inc. ..................................... United States 3,081 251,132
Schindler Holding AG ................................ Switzerland 3,447 1,142,669
a
SPX Technologies, Inc. ............................... United States 529 129,695
Terex Corp. ........................................ United States 1,860 134,645
b
VAT Group AG , 144A , Reg S ........................... Switzerland 292 256,061
Watts Water Technologies, Inc. , A ....................... United States 2,513 983,714
Weichai Power Co. Ltd. , A ............................. China 193,300 783,775
Worthington Enterprises, Inc. .......................... United States 2,008 107,950
Yangzijiang Shipbuilding Holdings Ltd. .................... China 635,100 1,684,797
56,771,947

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine Transportation 0.0%
†
Matson, Inc. ....................................... United States 3,989 $ 766,805
SITC International Holdings Co. Ltd. ..................... China 186,000 746,149
1,512,954
Media 0.1%
a
Ibotta, Inc. , A ....................................... United States 3,276 111,908
Informa plc ........................................ United Kingdom 31,888 382,579
a
Magnite, Inc. ....................................... United States 7,541 143,128
New York Times Co. (The) , A ........................... United States 14,038 982,379
Publicis Groupe SA .................................. France 9,183 907,491
a
PubMatic, Inc. , A .................................... United States 18,352 240,778
2,768,263
Metals & Mining 1.0%
Anglogold Ashanti plc , ( USD Traded) ..................... Australia 11,609 939,052
Anglogold Ashanti plc , ( ZAR Traded) ..................... Australia 18,507 1,491,818
ArcelorMittal SA .................................... Luxembourg 9,859 594,429
BHP Group Ltd. , ( AUD Traded) ......................... Australia 151,442 6,311,036
BHP Group Ltd. , ( GBP Traded) ......................... Australia 6,045 248,999
Boliden AB ........................................ Sweden 8,285 468,132
a
Century Aluminum Co. ............................... United States 4,997 229,912
China Hongqiao Group Ltd. ............................ China 129,000 332,658
Coeur Mining, Inc. ................................... United States 20,460 333,907
Commercial Metals Co. ............................... United States 1,588 99,647
a
Constellium SE , A ................................... United States 21,959 699,833
Fortescue Ltd. ...................................... Australia 135,180 1,799,285
Freeport-McMoRan, Inc. .............................. United States 130,155 8,185,448
Glencore plc ....................................... Australia 440,559 3,003,920
Hecla Mining Co. ................................... United States 47,877 738,742
Norsk Hydro ASA ................................... Norway 45,404 410,851
Rio Tinto plc ....................................... Australia 32,417 3,066,804
a
SSR Mining, Inc. .................................... Canada 3,757 106,248
SunCoke Energy, Inc. ................................ United States 12,248 98,596
Zijin Mining Group Co. Ltd. , H .......................... China 320,000 1,131,520
30,290,837
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 8,098 108,028
Ladder Capital Corp. , A ............................... United States 11,095 110,395
MFA Financial, Inc. .................................. United States 11,800 114,342
332,765
Multi-Utilities 0.3%
Ameren Corp. ...................................... United States 9,455 1,068,793
Avista Corp. ....................................... United States 10,219 418,059
Black Hills Corp. .................................... United States 7,280 541,632
CMS Energy Corp. .................................. United States 14,119 1,080,104
Consolidated Edison, Inc. ............................. United States 9,695 1,072,558
DTE Energy Co. .................................... United States 7,242 1,103,464
Engie SA ......................................... France 51,871 1,632,615
Northwestern Energy Group, Inc. ....................... United States 1,560 111,727
Public Service Enterprise Group, Inc. .................... United States 13,234 1,074,071
Sempra, Inc. ....................................... United States 11,339 1,051,239
9,154,262
Office REITs 0.1%
COPT Defense Properties ............................. United States 3,380 122,998

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Office REITs (continued)
Empire State Realty Trust, Inc. , A ....................... United States 19,770 $ 106,956
Vornado Realty Trust ................................. United States 69,091 2,715,276
2,945,230
Oil, Gas & Consumable Fuels 2.0%
Antero Midstream Corp. .............................. United States 44,900 1,021,475
BP plc ............................................ United States 240,515 1,482,473
California Resources Corp. ............................ United States 2,119 112,031
Cheniere Energy, Inc. ................................ United States 39,874 9,530,285
Chevron Corp. ..................................... United States 6,051 1,003,014
ConocoPhillips ..................................... United States 45,804 4,761,784
Delek US Holdings, Inc. .............................. United States 2,399 121,893
Devon Energy Corp. ................................. United States 42,713 1,764,901
DHT Holdings, Inc. .................................. United States 7,762 128,306
Dorian LPG Ltd. .................................... United States 3,858 134,181
ENEOS Holdings, Inc. ................................ Japan 159,100 1,177,717
Eni SpA .......................................... Italy 20,029 469,914
Equinor ASA ....................................... Norway 55,367 1,745,909
Exxon Mobil Corp. ................................... United States 87,980 12,028,626
Galp Energia SGPS SA , B ............................ Portugal 58,107 1,231,515
a
Gulfport Energy Corp. ................................ United States 661 112,172
HF Sinclair Corp. ................................... United States 16,586 1,155,215
Idemitsu Kosan Co. Ltd. .............................. Japan 20,800 153,656
Inpex Corp. ........................................ Japan 14,400 290,566
Kinder Morgan, Inc. .................................. United States 31,066 993,180
Marathon Petroleum Corp. ............................ United States 5,085 1,300,082
Murphy Oil Corp. .................................... United States 8,672 282,360
Occidental Petroleum Corp. ........................... United States 17,893 869,063
a
Par Pacific Holdings, Inc. ............................. United States 2,029 113,786
Peabody Energy Corp. ............................... United States 3,894 90,029
PetroChina Co. Ltd. , H ............................... China 1,136,000 1,226,041
Phillips 66 ......................................... United States 6,054 1,023,429
Repsol SA ......................................... Spain 25,028 625,315
Scorpio Tankers, Inc. ................................. Monaco 8,029 556,089
Shell plc , ( EUR Traded) ............................... United States 119,611 4,632,859
Shell plc , ( GBP Traded) ............................... United States 7,663 297,746
Teekay Corp. Ltd. ................................... United States 28,381 283,810
Teekay Tankers Ltd. , A ............................... Canada 7,531 488,536
TotalEnergies SE ................................... France 39,745 3,073,302
Valero Energy Corp. ................................. United States 26,902 7,006,357
Williams Cos., Inc. (The) .............................. United States 13,577 1,009,314
World Kinect Corp. .................................. United States 4,541 149,581
62,446,512
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 2,873 108,599
Passenger Airlines 0.5%
a
Allegiant Travel Co. .................................. United States 1,626 191,217
International Consolidated Airlines Group SA ............... United Kingdom 278,309 1,766,745
a
Joby Aviation, Inc. ................................... United States 34,140 304,529
Qantas Airways Ltd. ................................. Australia 229,180 1,683,851
Ryanair Holdings plc ................................. Italy 31,033 970,052
Ryanair Holdings plc , ADR ............................ Italy 19,060 1,234,135
a
SkyWest, Inc. ...................................... United States 6,572 652,797
Southwest Airlines Co. ............................... United States 159,116 8,181,745

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines (continued)
a
United Airlines Holdings, Inc. ........................... United States 10,527 $ 1,431,567
16,416,638
Personal Care Products 0.1%
APR Corp. ........................................ South Korea 3,460 868,141
Kenvue, Inc. ....................................... United States 60,028 1,147,135
L'Oreal SA ........................................ France 429 188,055
2,203,331
Pharmaceuticals 3.2%
a
Alumis, Inc. ........................................ United States 5,293 148,945
a
Arvinas, Inc. ....................................... United States 37,365 310,503
AstraZeneca plc , ( GBP Traded) ......................... United Kingdom 25,634 4,785,978
AstraZeneca plc , ( USD Traded) ......................... United Kingdom 29,490 5,591,894
a
Axsome Therapeutics, Inc. ............................ United States 486 118,958
Bristol-Myers Squibb Co. .............................. United States 86,719 4,996,749
Chugai Pharmaceutical Co. Ltd. ........................ Japan 18,100 836,097
a
Corcept Therapeutics, Inc. ............................ United States 8,738 759,769
Daiichi Sankyo Co. Ltd. ............................... Japan 74,800 1,202,804
Eli Lilly & Co. ...................................... United States 30,924 37,091,173
Galderma Group AG ................................. Switzerland 6,426 1,461,578
GSK plc .......................................... United Kingdom 79,076 2,075,975
Ipsen SA .......................................... France 7,929 1,528,070
Johnson & Johnson ................................. United States 4,490 1,140,325
a
Maze Therapeutics, Inc. .............................. United States 10,313 307,740
Merck & Co., Inc. ................................... United States 135,136 17,364,976
Novartis AG ....................................... United States 42,188 6,593,664
Novo Nordisk A/S , ADR ............................... Denmark 66,124 3,169,985
Novo Nordisk A/S , B ................................. Denmark 50,082 2,405,286
Otsuka Holdings Co. Ltd. ............................. Japan 15,300 1,018,356
Pfizer, Inc. ......................................... United States 40,629 978,346
Roche Holding AG .................................. United States 10,798 4,438,911
Sanofi SA ......................................... United States 29,314 2,506,454
a
Supernus Pharmaceuticals, Inc. ........................ United States 9,630 447,891
101,280,427
Professional Services 0.2%
Automatic Data Processing, Inc. ........................ United States 4,671 1,046,070
Broadridge Financial Solutions, Inc. ...................... United States 6,992 957,554
Computershare Ltd. ................................. Australia 6,916 183,156
a
IBEX Holdings Ltd. .................................. United States 3,988 121,116
a
Innodata, Inc. ...................................... United States 1,140 86,161
Korn Ferry ........................................ United States 4,180 278,304
a
Legalzoom.com, Inc. ................................. United States 44,369 271,982
Leidos Holdings, Inc. ................................. United States 4,176 430,003
Maximus, Inc. ...................................... United States 1,801 96,822
a
Paylocity Holding Corp. ............................... United States 4,656 486,692
Recruit Holdings Co. Ltd. ............................. Japan 20,400 1,419,411
a
Upwork, Inc. ....................................... United States 69,897 584,339
Verisk Analytics, Inc. , A ............................... United States 6,149 1,103,930
7,065,540
Real Estate Management & Development 0.2%
a
CBRE Group, Inc. , A ................................. United States 23,407 3,152,689
a
Cushman & Wakefield Ltd. ............................ United States 43,991 589,039
a
Jones Lang LaSalle, Inc. .............................. United States 3,607 1,117,990
4,859,718

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 0.1%
Invitation Homes, Inc. ................................ United States 37,412 $ 1,130,216
Mid-America Apartment Communities, Inc. ................ United States 7,714 1,071,783
Sun Communities, Inc. ............................... United States 8,237 987,699
3,189,698
Retail REITs 0.2%
Alexander's, Inc. .................................... United States 426 117,389
Brixmor Property Group, Inc. ........................... United States 34,121 1,075,835
CBL & Associates Properties, Inc. ....................... United States 3,825 203,069
Kite Realty Group Trust ............................... United States 4,622 131,172
Realty Income Corp. ................................. United States 16,967 1,051,275
Simon Property Group, Inc. ............................ United States 8,711 1,948,215
SITE Centers Corp. .................................. United States 32,680 129,740
Tanger, Inc. ........................................ United States 3,048 120,305
Urban Edge Properties ............................... United States 5,076 116,139
4,893,139
Semiconductors & Semiconductor Equipment 13.6%
a
Advanced Micro Devices, Inc. .......................... United States 41,635 24,186,188
Advantest Corp. .................................... Japan 3,900 802,341
a
Aehr Test Systems .................................. United States 6,684 642,065
a
Ambarella, Inc. ..................................... United States 7,525 645,645
Amkor Technology, Inc. ............................... United States 76,822 6,624,361
Analog Devices, Inc. ................................. United States 3,975 1,578,751
Applied Materials, Inc. ................................ United States 26,297 19,012,731
a
ARM Holdings plc , ADR .............................. United States 6,397 2,268,184
ASE Technology Holding Co. Ltd. ....................... Taiwan 102,000 2,276,289
ASML Holding NV ................................... Netherlands 7,272 14,399,839
ASML Holding NV , ADR .............................. Netherlands 4,963 9,873,591
Broadcom, Inc. ..................................... United States 104,944 39,642,596
a
CEVA, Inc. ........................................ United States 2,712 127,898
a
Cirrus Logic, Inc. .................................... United States 6,030 895,636
a
Credo Technology Group Holding Ltd. .................... United States 8,153 2,217,208
a
FormFactor, Inc. .................................... United States 1,178 188,397
Infineon Technologies AG ............................. Germany 20,771 1,956,669
a
Kioxia Holdings Corp. ................................ Japan 7,600 4,417,347
KLA Corp. ......................................... United States 55,720 16,811,281
Kulicke & Soffa Industries, Inc. ......................... Singapore 1,489 199,169
Lam Research Corp. ................................. United States 79,060 34,259,070
a
Lattice Semiconductor Corp. ........................... United States 3,673 561,822
Marvell Technology, Inc. .............................. United States 38,982 11,612,348
a
MaxLinear, Inc. , A ................................... United States 8,459 1,083,006
MediaTek, Inc. ..................................... Taiwan 16,000 2,180,235
Microchip Technology, Inc. ............................ United States 11,263 1,027,186
Micron Technology, Inc. ............................... United States 30,622 35,346,668
MKS, Inc. ......................................... United States 3,282 1,459,834
Monolithic Power Systems, Inc. ......................... United States 661 913,740
a
Nanya Technology Corp. .............................. Taiwan 59,000 863,496
NAURA Technology Group Co. Ltd. , A .................... China 12,700 1,665,625
a
Navitas Semiconductor Corp. , A ........................ United States 20,265 363,149
NVIDIA Corp. ...................................... United States 673,031 134,666,773
a
ON Semiconductor Corp. ............................. United States 9,055 856,060
a
Onto Innovation, Inc. ................................. United States 4,012 1,518,341
Qnity Electronics, Inc. ................................ United States 3,352 547,415
QUALCOMM, Inc. ................................... United States 48,162 8,899,856
a
Rambus, Inc. ...................................... United States 7,424 985,462
SCREEN Holdings Co. Ltd. ............................ Japan 20,300 2,277,190
a
Semtech Corp. ..................................... United States 4,767 771,539

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a
Silicon Laboratories, Inc. .............................. United States 518 $ 113,214
SK Hynix, Inc. ...................................... South Korea 5,311 9,371,698
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 287,000 22,641,511
Teradyne, Inc. ...................................... United States 15,266 7,386,301
Texas Instruments, Inc. ............................... United States 3,403 1,014,332
431,152,057
Software 4.0%
a
ACI Worldwide, Inc. .................................. United States 4,663 234,502
a
Adobe, Inc. ........................................ United States 56,222 11,526,634
a
Alarm.com Holdings, Inc. ............................. United States 2,568 119,977
a
Appian Corp. , A ..................................... United States 5,072 116,149
a
Arteris, Inc. ........................................ United States 17,798 864,805
a
Atlassian Corp. , A ................................... United States 12,320 958,373
a
Autodesk, Inc. ...................................... United States 24,244 4,713,519
a
Blend Labs, Inc. , A .................................. United States 69,715 119,213
a
Cadence Design Systems, Inc. ......................... United States 20,554 7,714,327
a
Cerence, Inc. ...................................... United States 28,632 324,114
a
Check Point Software Technologies Ltd. .................. Israel 7,000 920,010
Clear Secure, Inc. , A ................................. United States 1,997 111,293
a
Commvault Systems, Inc. ............................. United States 3,639 515,756
Constellation Software, Inc. ............................ Canada 730 1,374,299
a
Crowdstrike Holdings, Inc. , A ........................... United States 2,415 1,842,983
a
Daily Journal Corp. .................................. United States 218 131,059
a
Datadog, Inc. , A .................................... United States 5,308 1,381,991
a
DocuSign, Inc. , A ................................... United States 21,382 949,788
a
Fortinet, Inc. ....................................... United States 7,857 1,206,992
a
Hut 8 Corp. ........................................ United States 1,276 147,308
InterDigital, Inc. ..................................... United States 2,087 590,892
Intuit, Inc. ......................................... United States 3,289 858,429
a
LiveRamp Holdings, Inc. .............................. United States 13,339 502,080
a
Manhattan Associates, Inc. ............................ United States 7,701 1,072,364
Microsoft Corp. ..................................... United States 197,246 73,576,703
a
Nice Ltd. .......................................... Israel 11,054 1,001,102
OneSpan, Inc. ...................................... United States 8,986 128,949
Oracle Corp. ....................................... United States 30,278 4,437,241
Oracle Corp. Japan .................................. Japan 4,100 210,151
a
PagerDuty, Inc. ..................................... United States 66,908 645,662
a
Palantir Technologies, Inc. , A ........................... United States 15,865 1,850,970
Pegasystems, Inc. ................................... United States 15,318 459,081
a
Q2 Holdings, Inc. ................................... United States 2,342 112,650
a
Rapid7, Inc. ....................................... United States 45,680 370,008
RingCentral, Inc. , A .................................. United States 24,169 942,108
a
Rubrik, Inc. , A ...................................... United States 15,803 1,268,665
SAP SE .......................................... Germany 11,488 1,770,855
a
ServiceNow, Inc. .................................... United States 10,904 1,082,549
a
Teradata Corp. ..................................... United States 31,469 1,090,401
a
Weave Communications, Inc. .......................... United States 19,776 118,458
a
Workday, Inc. , A .................................... United States 8,099 991,480
a
Workiva, Inc. , A ..................................... United States 2,432 117,976
128,471,866
Specialized REITs 0.3%
American Tower Corp. ................................ United States 22,576 3,692,756
Digital Realty Trust, Inc. .............................. United States 5,479 983,919
EPR Properties ..................................... United States 16,907 980,775
Farmland Partners, Inc. ............................... United States 9,132 88,398
Outfront Media, Inc. ................................. United States 22,270 729,565

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs (continued)
Public Storage ..................................... United States 3,278 $ 1,043,420
VICI Properties, Inc. , A ............................... United States 98,797 2,623,061
10,141,894
Specialty Retail 0.4%
a
Abercrombie & Fitch Co. , A ............................ United States 6,829 614,678
American Eagle Outfitters, Inc. ......................... United States 8,533 146,768
a
AutoZone, Inc. ..................................... United States 308 984,350
Avolta AG ......................................... Switzerland 4,483 299,496
Buckle, Inc. (The) ................................... United States 2,244 94,697
a
Chewy, Inc. , A ...................................... United States 25,382 498,756
Fast Retailing Co. Ltd. ................................ Japan 4,000 2,049,377
a
Five Below, Inc. ..................................... United States 2,196 394,819
Home Depot, Inc. (The) ............................... United States 3,361 1,185,357
Industria de Diseno Textil SA ........................... Spain 9,863 621,688
Ross Stores, Inc. ................................... United States 4,482 953,994
a
Sally Beauty Holdings, Inc. ............................ United States 9,594 135,659
TJX Cos., Inc. (The) ................................. United States 13,776 2,087,064
a
Ulta Beauty, Inc. .................................... United States 2,043 921,352
a
Urban Outfitters, Inc. ................................. United States 2,257 159,931
a
Victoria's Secret & Co. ............................... United States 10,499 876,457
12,024,443
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc. ........................................ United States 419,916 121,506,894
Asia Vital Components Co. Ltd. ......................... Taiwan 12,000 970,683
a
Everpure, Inc. , A .................................... United States 15,572 1,226,918
a
IonQ, Inc. ......................................... United States 15,723 837,407
c
Lenovo Group Ltd. .................................. China 308,000 913,930
Samsung Electronics Co. Ltd. .......................... South Korea 56,735 12,589,340
a
Sandisk Corp. ...................................... United States 4,051 9,210,880
Seagate Technology Holdings plc ....................... United States 5,938 5,730,170
Western Digital Corp. ................................ United States 16,920 10,807,142
163,793,364
Textiles, Apparel & Luxury Goods 0.2%
Asics Corp. ........................................ Japan 100,800 2,741,630
Carter's, Inc. ....................................... United States 11,699 481,531
G-III Apparel Group Ltd. .............................. United States 4,671 157,460
Hermes International SCA ............................. France 468 855,829
LVMH Moet Hennessy Louis Vuitton SE .................. France 220 121,673
Pandora A/S ....................................... Denmark 8,058 925,756
Tapestry, Inc. ...................................... United States 7,598 1,112,195
6,396,074
Tobacco 0.8%
British American Tobacco plc ........................... United Kingdom 51,423 3,182,208
Imperial Brands plc .................................. United Kingdom 48,697 1,799,786
Philip Morris International, Inc. ......................... United States 111,686 20,205,114
25,187,108
Trading Companies & Distributors 0.4%
AerCap Holdings NV ................................. Ireland 14,100 2,055,498
Bunzl plc .......................................... United Kingdom 6,193 216,128
McGrath RentCorp .................................. United States 1,076 130,228
Mitsubishi Corp. .................................... Japan 16,600 444,086
Mitsui & Co. Ltd. .................................... Japan 76,700 2,141,692

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
a
NPK International, Inc. ............................... United States 7,440 $ 118,371
Sunbelt Rentals Holdings, Inc. .......................... United States 20,390 1,487,418
United Rentals, Inc. .................................. United States 4,809 5,448,068
WW Grainger, Inc. ................................... United States 1,152 1,567,181
13,608,670
Transportation Infrastructure 0.1%
b
Aena SME SA , 144A , Reg S ........................... Spain 12,654 385,601
International Container Terminal Services, Inc. .............. Philippines 129,430 1,883,360
2,268,961
Water Utilities 0.1%
American States Water Co. ............................ United States 1,396 115,352
California Water Service Group ......................... United States 2,585 125,760
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 285,500 1,639,234
1,880,346
Wireless Telecommunication Services 0.4%
Bharti Airtel Ltd. .................................... India 89,320 1,749,711
Etihad Etisalat Co. .................................. Saudi Arabia 65,140 1,048,045
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 272,000 897,041
KDDI Corp. ........................................ Japan 106,800 1,793,995
MTN Group Ltd. .................................... South Africa 68,283 950,993
TIM SA ........................................... Brazil 175,700 744,350
T-Mobile US, Inc. ................................... United States 24,241 4,065,943
Vodafone Group plc ................................. United Kingdom 1,139,409 1,508,079
12,758,157
Total Common Stocks (Cost $ 1,540,381,497 ) ..................................
2,463,658,832
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The) , 6% ................................ United States 3,297 221,888
Financial Services 0.0%
†
Apollo Global Management, Inc. , 6.75% .................. United States 2,332 142,066
Interactive Media & Services 0.0%
†
Alphabet, Inc. , A , 6.25% .............................. United States 4,628 235,519
Alphabet, Inc. , B , 6.25% .............................. United States 4,628 232,788
468,307
Software 0.0%
†
Oracle Corp. , D , 6.5% ................................ United States 5,068 227,807
Total Convertible Preferred Stocks (Cost $ 996,250 ) ............................
1,060,068
Preferred Stocks 0.1%
Banks 0.1%
d
Itau Unibanco Holding SA , 4 .3% ........................ Brazil 250,900 2,050,048
Technology Hardware, Storage & Peripherals 0.0%
†
d
Samsung Electronics Co. Ltd. , 0 .6% ..................... South Korea 11,990 1,690,858
Total Preferred Stocks (Cost $ 2,673,342 ) .....................................
3,740,906

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
†
Biotechnology 0.0%
†
a,e
Akero Therapeutics, Inc., CVR , 6/30/31 ................... United States 8,919 $ 5,797
a,e
Blueprint Medicines Corp., CVR , 12/31/28 ................. United States 2,540 1,168
a,e
Icosavax, Inc., CVR , 2/19/31 ........................... United Kingdom 4,444 1,334
a,e,f
Pfizer, Inc., CVR , 3/31/32 ............................. United States 2,750 13,475
a,e
Sage Therapeutics, Inc., CVR , 12/31/30 .................. United States 27,419 —
21,774
Health Care Equipment & Supplies 0.0%
†
a,e,f
TPG, Inc., CVR , 12/31/27 ............................. United States 12,833 128
Total Rights (Cost $ 21,947 ) .................................................
21,902
Principal
Amount
*
Convertible Bonds 0.1%
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 125,000 279,763
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 110,000 104,555
Hotels, Restaurants & Leisure 0.0%
†
g
DoorDash, Inc. , Senior Note , 0 .36% , 5/15/30 ............... United States 265,000 261,356
Oil, Gas & Consumable Fuels 0.0%
†
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 220,000 216,920
Semiconductors & Semiconductor Equipment 0.1%
b
Onto Innovation, Inc. , Senior Note , 144A, Zero Cpn., 6/01/31 ... United States 245,000 323,621
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 239,000 230,037
Technology Hardware, Storage & Peripherals 0.0%
†
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 20,000 233,430
Total Convertible Bonds (Cost $ 1,341,498 ) ...................................
1,649,682
Corporate Bonds 10.4%
Aerospace & Defense 0.4%
ATI, Inc. ,
Senior Note , 4.875% , 10/01/29 ....................... United States 75,000 74,223
Senior Note , 7.25% , 8/15/30 ......................... United States 170,000 176,621
b
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 180,000 184,043
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 210,000 215,375
b
BAE Systems plc ,
Senior Bond , 144A, 5.3% , 3/26/34 ..................... United Kingdom 595,000 605,944
Senior Note , 144A, 5.125% , 3/26/29 ................... United Kingdom 545,000 552,575
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 91,000 85,642
Senior Bond , 6.125% , 2/15/33 ........................ United States 290,000 308,413
Senior Bond , 6.875% , 3/15/39 ........................ United States 110,000 123,170
Senior Bond , 3.375% , 6/15/46 ........................ United States 215,000 151,036
Senior Note , 2.7% , 2/01/27 .......................... United States 340,000 336,330
Senior Note , 6.259% , 5/01/27 ........................ United States 174,000 176,340
Senior Note , 6.298% , 5/01/29 ........................ United States 1,940,000 2,019,985
b
Bombardier, Inc. ,
Senior Bond , 144A, 7.45% , 5/01/34 .................... Canada 770,000 853,211

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
Bombardier, Inc., (continued)
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 185,000 $ 195,786
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 10,000 10,372
Senior Note , 144A, 6.75% , 6/15/33 .................... Canada 155,000 160,639
Senior Note , 144A, 5.875% , 1/15/35 ................... Canada 205,000 206,015
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 860,000 861,392
b
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 455,000 447,272
Howmet Aerospace, Inc. ,
Senior Note , 3% , 1/15/29 ........................... United States 805,000 775,446
Senior Note , 4.85% , 10/15/31 ........................ United States 265,000 266,001
RTX Corp. ,
Senior Bond , 4.125% , 11/16/28 ....................... United States 857,000 850,512
Senior Bond , 5.15% , 2/27/33 ......................... United States 110,000 112,043
Senior Bond , 4.875% , 10/15/40 ....................... United States 125,000 119,208
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 945,000 942,516
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 540,000 555,322
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 45,000 46,652
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 135,000 138,628
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 250,000 252,606
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 70,000 71,485
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 235,000 241,210
12,116,013
Automobile Components 0.1%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 365,000 381,787
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 205,000 209,495
b
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 433,400 357,987
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 860,000 860,175
b ,h
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 200,000 207,164
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 590,000 615,029
Senior Secured Note , 144A, PIK, 7.375% , 5/15/33 ......... Germany 200,000 208,071
2,839,708
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 41,000 42,853
Senior Note , 144A, 4.875% , 11/01/27 .................. United States 395,000 396,105
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 775,000 804,706
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 215,000 218,017
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 100,000 99,257
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 107,000 108,793
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 275,000 291,351
1,961,082
Banks 1.2%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 500,000 502,805
b
ANZ New Zealand Int'l Ltd. , Senior Bond , 144A, 3.45% , 7/17/27 New Zealand 200,000 198,303
Banco Santander SA ,
Senior Non-Preferred Bond , 4.379% , 4/12/28 ............ Spain 400,000 398,495
Sub. Bond , 3.225% to 8/21/31, FRN thereafter , 11/22/32 .... Spain 1,400,000 1,267,386

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp. ,
Senior Bond , 2.496% to 2/12/30, FRN thereafter , 2/13/31 ... United States 672,000 $ 621,117
Senior Note , 1.734% to 7/21/26, FRN thereafter , 7/22/27 .... United States 2,328,000 2,324,484
Senior Note , 4.695% to 4/22/31, FRN thereafter , 4/23/32 .... United States 450,000 446,311
i
Sub. Bond , FRN , 4.686% , ( 3-month SOFR + 1.022% ), 9/15/26 United States 125,000 125,056
Sub. Bond , 6.11% , 1/29/37 .......................... United States 1,572,000 1,655,432
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 2,112,000 1,963,278
L , Sub. Bond , 4.183% , 11/25/27 ...................... United States 555,000 552,428
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 310,000 321,348
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 575,000 565,711
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 590,000 598,422
b
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 590,000 589,498
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 280,000 286,334
Citigroup, Inc. ,
Senior Bond , 3.887% to 1/09/27, FRN thereafter , 1/10/28 ... United States 609,000 606,988
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 2,674,000 2,650,806
Senior Note , 4.503% to 9/10/30, FRN thereafter , 9/11/31 .... United States 735,000 725,596
Sub. Bond , 4.45% , 9/29/27 .......................... United States 776,000 774,903
Sub. Bond , 4.75% , 5/18/46 .......................... United States 415,000 354,761
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 525,000 540,523
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 250,000 245,904
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 530,000 527,341
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 1,137,000 1,158,613
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 781,000 674,062
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 345,000 345,960
JPMorgan Chase & Co. ,
i
W , Junior Sub. Bond , FRN , 4.913% , ( 3-month SOFR +
1.262% ), 5/15/47 ................................. United States 368,000 334,591
Senior Bond , 3.782% to 1/31/27, FRN thereafter , 2/01/28 ... United States 140,000 139,444
Senior Note , 6.07% to 10/21/26, FRN thereafter , 10/22/27 ... United States 360,000 361,767
Senior Note , 4.622% to 4/22/31, FRN thereafter , 4/23/32 .... United States 450,000 444,906
Sub. Bond , 3.625% , 12/01/27 ........................ United States 2,616,000 2,586,640
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 1,000,000 933,896
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 1,198,000 1,236,807
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 650,000 656,944
Morgan Stanley Bank NA , Senior Note , 5.016% to 1/11/28, FRN
thereafter , 1/12/29 ................................. United States 905,000 910,666
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 55,000 55,534
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 1,380,000 1,343,366
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 965,000 962,812
i
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 540,000 536,760

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 340,000 $ 345,722
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 1,227,000 1,068,401
Wells Fargo & Co. ,
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 3,684,000 3,387,358
Senior Note , 5.574% to 7/24/28, FRN thereafter , 7/25/29 .... United States 340,000 345,777
Westpac Banking Corp. ,
Senior Bond , 2.7% , 8/19/26 .......................... Australia 78,000 77,859
Sub. Bond , 2.963% , 11/16/40 ........................ Australia 359,000 266,685
37,017,800
Biotechnology 0.1%
AbbVie, Inc. ,
Senior Note , 4.8% , 3/15/29 .......................... United States 510,000 514,053
Senior Note , 4.125% , 3/15/31 ........................ United States 235,000 230,074
Amgen, Inc. ,
Senior Bond , 4.663% , 6/15/51 ........................ United States 512,000 435,315
Senior Bond , 5.65% , 3/02/53 ......................... United States 36,000 35,063
Senior Bond , 5.75% , 3/02/63 ......................... United States 230,000 223,197
Senior Note , 5.15% , 3/02/28 ......................... United States 740,000 747,201
Senior Note , 5.25% , 3/02/30 ......................... United States 75,000 76,431
b
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 330,000 344,275
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 530,000 540,422
b
Grifols SA ,
Senior Note , Reg S, 3.875% , 10/15/28 ................. Spain 620,000 EUR 704,392
Senior Note , 144A, 4.75% , 10/15/28 ................... Spain 200,000 196,129
4,046,552
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Note , 4.1% , 11/20/30 ......................... United States 180,000 176,960
Senior Note , 4.25% , 3/13/31 ......................... United States 340,000 334,884
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 140,000 151,516
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 424,000 418,474
b
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 245,000 253,027
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 420,000 441,805
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 845,000 868,425
2,645,091
Building Products 0.1%
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 100,000 EUR 118,100
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 30,000 30,164
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 125,000 126,124
Johnson Controls International plc , Senior Bond , 4.95% , 7/02/64
United States 515,000 450,403
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 600,000 612,994
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 280,000 281,874
b
Standard Industries, Inc. ,
Senior Bond , 144A, 4.375% , 7/15/30 ................... United States 690,000 655,839

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Industries, Inc., (continued)
Senior Bond , 144A, 3.375% , 1/15/31 ................... United States 90,000 $ 81,061
2,356,559
Capital Markets 0.6%
Ares Capital Corp. ,
Senior Note , 2.15% , 7/15/26 ......................... United States 421,000 420,576
Senior Note , 7% , 1/15/27 ........................... United States 195,000 197,001
Senior Note , 2.875% , 6/15/27 ........................ United States 449,000 440,437
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 77,000 81,203
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 270,000 234,054
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 193,000 190,636
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 125,000 134,343
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 4.223% to 4/30/28, FRN thereafter , 5/01/29 ... United States 2,554,000 2,532,428
Senior Note , 4.153% to 10/20/28, FRN thereafter , 10/21/29 .. United States 1,096,000 1,080,668
Senior Note , 4.594% to 4/19/29, FRN thereafter , 4/20/30 .... United States 170,000 169,063
Senior Note , 4.972% to 6/02/31, FRN thereafter , 6/03/32 .... United States 300,000 299,892
Sub. Bond , 5.95% , 1/15/27 .......................... United States 220,000 221,809
Intercontinental Exchange, Inc. ,
Senior Bond , 1.85% , 9/15/32 ......................... United States 297,000 250,704
Senior Note , 4% , 9/15/27 ........................... United States 182,000 181,117
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 595,000 595,401
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 1,060,000 1,090,646
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 390,000 389,728
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 340,000 303,942
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 377,000 392,294
Senior Note , 5.2% , 3/15/30 .......................... United States 401,000 403,750
Moody's Corp. ,
Senior Bond , 2% , 8/19/31 ........................... United States 962,000 846,461
Senior Bond , 5% , 8/05/34 ........................... United States 295,000 295,173
Morgan Stanley ,
Senior Bond , 3.772% to 1/23/28, FRN thereafter , 1/24/29 ... United States 2,599,000 2,564,021
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 680,000 684,218
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 389,000 391,177
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 165,000 161,830
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 315,000 311,182
Sub. Bond , 3.95% , 4/23/27 .......................... United States 817,000 814,458
Sub. Bond , 5.297% to 4/19/32, FRN thereafter , 4/20/37 ..... United States 150,000 149,436
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 677,000 640,684
Nasdaq, Inc. ,
Senior Bond , 5.55% , 2/15/34 ......................... United States 63,000 64,830
Senior Note , 5.35% , 6/28/28 ......................... United States 144,000 145,963
S&P Global, Inc. ,
Senior Bond , 2.5% , 12/01/29 ......................... United States 91,000 85,111
Senior Bond , 1.25% , 8/15/30 ......................... United States 188,000 164,309
Senior Note , 4.75% , 8/01/28 ......................... United States 86,000 86,455
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 515,000 529,993
b
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 345,000 362,449

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
b
UBS Group AG ,
Senior Bond , 144A, 3.869% to 1/11/28, FRN thereafter , 1/12/29 Switzerland 342,000 $ 338,120
Senior Note , 144A, 5.428% to 2/07/29, FRN thereafter , 2/08/30 Switzerland 455,000 461,519
18,707,081
Chemicals 0.1%
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 395,000 380,399
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 300,000 298,773
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 320,000 312,441
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 230,000 167,675
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 865,000 923,676
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 200,000 198,422
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 255,000 251,687
2,533,073
Commercial Services & Supplies 0.2%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 250,000 249,620
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 250,000 253,704
b
GFL Environmental, Inc. ,
Senior Note , 144A, 4.375% , 8/15/29 ................... United States 370,000 359,956
Senior Note , 144A, 6.75% , 1/15/31 .................... United States 70,000 72,102
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 120,000 118,142
b
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 9.29% , 4/15/29 ............. United States 240,000 244,947
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 680,000 688,369
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,360,000 1,378,469
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 820,000 850,993
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 100,000 102,398
Waste Connections, Inc. ,
Senior Bond , 3.5% , 5/01/29 .......................... United States 497,000 484,604
Senior Bond , 3.2% , 6/01/32 .......................... United States 92,000 84,552
Senior Bond , 5% , 3/01/34 ........................... United States 220,000 220,411
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 323,000 326,405
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 365,000 374,414
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 100,000 102,582
5,911,668
Communications Equipment 0.0%
†
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 179,000 161,522
Senior Bond , 5.55% , 8/15/35 ......................... United States 675,000 687,446
Senior Note , 4.85% , 8/15/30 ......................... United States 205,000 205,813
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 470,000 475,222
1,530,003
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 110,000 114,835
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.65% , 7/21/27 ......................... Ireland 900,000 893,150

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
(continued)
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 1,245,000 $ 1,138,344
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 ... Ireland 150,000 155,325
Senior Note , 4.125% , 2/28/29 ........................ Ireland 150,000 147,852
Ally Financial, Inc. ,
Senior Bond , 8% , 11/01/31 .......................... United States 807,000 899,058
Senior Note , 4.75% , 6/09/27 ......................... United States 442,000 443,074
Senior Note , 2.2% , 11/02/28 ......................... United States 312,000 294,667
American Express Co. ,
Senior Bond , 5.667% to 4/24/35, FRN thereafter , 4/25/36 ... United States 805,000 834,108
Senior Note , 5.098% to 2/15/27, FRN thereafter , 2/16/28 .... United States 380,000 381,546
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 829,000 847,908
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 350,000 347,088
Capital One Financial Corp. ,
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 220,000 215,933
Sub. Bond , 2.359% to 7/28/31, FRN thereafter , 7/29/32 ..... United States 1,934,000 1,679,416
b
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 555,000 589,787
Senior Secured Note , 144A, 6.625% , 6/01/32 ............ United States 265,000 265,559
b
FirstCash, Inc. ,
Senior Note , 144A, 6.875% , 3/01/32 ................... United States 775,000 797,348
Senior Note , 144A, 6.125% , 5/01/34 ................... United States 710,000 707,106
Ford Motor Credit Co. LLC , Senior Note , 4.125% , 8/17/27 .....
United States 220,000 218,113
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 365,000 360,051
General Motors Financial Co., Inc. ,
Senior Note , 4.2% , 10/27/28 ......................... United States 155,000 153,352
Senior Note , 4.9% , 10/06/29 ......................... United States 513,000 514,429
b
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 305,000 319,706
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 950,000 999,457
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 668,000 666,360
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 135,000 132,690
Senior Note , 7.5% , 5/15/31 .......................... United States 230,000 237,758
Senior Note , 7.125% , 11/15/31 ....................... United States 405,000 413,533
Senior Note , 6.5% , 3/15/33 .......................... United States 180,000 177,267
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 490,000 506,037
15,336,022
Consumer Staples Distribution & Retail 0.1%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 715,000 679,365
b
Alimentation Couche-Tard, Inc. ,
Senior Bond , 144A, 3.55% , 7/26/27 .................... Canada 458,000 454,098
Senior Bond , 144A, 2.95% , 1/25/30 .................... Canada 328,000 309,194
b
US Foods, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 370,000 361,480
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 265,000 275,326
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 430,000 430,816
2,510,279
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 170,000 168,445

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
Berry Global, Inc. ,
Senior Secured Note , 1.65% , 1/15/27 .................. United States 273,000 $ 268,934
Senior Secured Note , 5.5% , 4/15/28 ................... United States 23,000 23,357
b
CANPACK Group, Inc. / CANPACK SA , Senior Note , 144A, 6% ,
5/15/31 ......................................... United States 200,000 201,272
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 435,000 422,537
b
Graphic Packaging International LLC , Senior Note , 144A, 3.5% ,
3/01/29 ......................................... United States 155,000 147,486
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 185,000 182,153
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 275,000 281,285
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 640,000 603,894
WestRock MWV LLC ,
Senior Bond , 8.2% , 1/15/30 .......................... United States 690,000 765,074
Senior Bond , 7.95% , 2/15/31 ......................... United States 154,000 172,925
3,237,362
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 100,000 92,834
Diversified REITs 0.1%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 205,000 200,435
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 336,000 301,069
VICI Properties LP ,
Senior Note , 4.75% , 2/15/28 ......................... United States 658,000 657,984
Senior Note , 5.125% , 11/15/31 ....................... United States 615,000 612,476
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 263,000 261,401
2,033,365
Diversified Telecommunication Services 0.6%
b
Altice France SA ,
Senior Secured Note , 144A, 6.875% , 10/15/30 ........... France 152,440 148,024
Senior Secured Note , 144A, 6.5% , 4/15/32 .............. France 152,439 147,449
b
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 560,000 562,410
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 855,000 922,848
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 804,000 675,503
Senior Bond , 4.75% , 5/15/46 ......................... United States 1,045,000 879,166
Senior Bond , 3.55% , 9/15/55 ......................... United States 2,055,000 1,324,304
Senior Note , 4.1% , 2/15/28 .......................... United States 165,000 163,792
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 315,000 319,430
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 360,000 352,365
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 1,255,000 1,190,582
Senior Bond , 144A, 4.25% , 2/01/31 .................... United States 160,000 144,219
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 675,000 602,536
Senior Bond , 144A, 4.25% , 1/15/34 .................... United States 270,000 228,828
Senior Note , 144A, 7% , 2/01/33 ...................... United States 215,000 211,026

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 710,000 $ 738,949
Comcast Corp. ,
Senior Bond , 3.999% , 11/01/49 ....................... United States 307,000 217,904
Senior Bond , 3.45% , 2/01/50 ......................... United States 557,000 358,514
Senior Bond , 2.987% , 11/01/63 ....................... United States 189,000 98,405
Deutsche Telekom International Finance BV , Senior Bond , 8.25% ,
6/15/30 ......................................... Germany 435,000 489,502
b
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 965,000 941,244
b
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 665,000 664,499
b
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 265,000 264,378
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 455,000 476,745
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 420,000 414,212
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 1,130,000 955,578
Verizon Communications, Inc. ,
Senior Bond , 4.4% , 11/01/34 ......................... United States 755,000 716,052
Senior Bond , 5.401% , 7/02/37 ........................ United States 2,010,000 2,005,582
Senior Bond , 3.7% , 3/22/61 .......................... United States 957,000 640,478
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 200,000 169,994
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 835,000 877,554
b
Yondr JK 1 LLC , Senior Secured Note , 144A, 6.875% , 6/30/31 . United States 440,000 441,433
18,343,505
Electric Utilities 0.5%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 1,094,000 1,087,728
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 181,000 162,129
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 645,000 646,938
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 133,000 140,904
Duke Energy Corp. ,
Senior Bond , 3.15% , 8/15/27 ......................... United States 416,000 410,127
Senior Bond , 4.2% , 6/15/49 .......................... United States 781,000 611,018
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 210,000 230,855
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 427,000 418,706
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 540,000 530,656
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 169,000 168,877
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 680,000 683,159
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 75,000 75,871
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 265,000 257,464
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 5.45% , 3/15/35 ......................... United States 1,645,000 1,670,652
Senior Note , 5.05% , 3/15/30 ......................... United States 915,000 927,040
b
NRG Energy, Inc. ,
j
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 215,000 232,621
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 770,000 779,982

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
NRG Energy, Inc., (continued)
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 470,000 $ 468,768
Senior Note , 144A, 3.375% , 2/15/29 ................... United States 335,000 319,690
Senior Secured Bond , 144A, 7% , 3/15/33 ............... United States 280,000 303,899
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond , 5.3% , 6/01/42 ................... United States 175,000 169,779
Senior Secured Bond , 3.75% , 4/01/45 .................. United States 760,000 590,285
Pacific Gas and Electric Co. ,
Senior Note , 2.1% , 8/01/27 .......................... United States 99,000 96,417
Senior Note , 6.1% , 1/15/29 .......................... United States 1,000,000 1,029,855
Senior Note , 5.55% , 5/15/29 ......................... United States 670,000 684,005
Senior Note , 5.05% , 11/15/31 ........................ United States 220,000 219,845
b
Palomino Funding Trust I , Senior Secured Note , 144A, 7.233% ,
5/17/28 ......................................... United States 530,000 550,200
PG&E Corp. ,
Junior Sub. Bond , 7.375% to 3/14/30, FRN thereafter , 3/15/55 United States 150,000 152,944
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 300,000 295,562
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 160,000 160,929
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 425,000 434,706
b
Vistra Operations Co. LLC ,
Senior Bond , 144A, 6% , 4/15/34 ...................... United States 415,000 427,697
Senior Note , 144A, 5% , 7/31/27 ...................... United States 155,000 154,952
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 450,000 442,299
Senior Note , 144A, 4.7% , 1/31/31 ..................... United States 180,000 176,653
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 225,000 235,500
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 150,000 155,420
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 387,000 379,318
Wisconsin Electric Power Co. ,
Senior Bond , 4.6% , 10/01/34 ......................... United States 340,000 333,187
Senior Note , 4.15% , 10/15/30 ........................ United States 360,000 353,230
17,169,867
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 185,000 EUR 207,371
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 225,000 226,398
433,769
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 195,000 192,673
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 320,000 306,006
b
Ingram Micro, Inc. , Senior Secured Note , 144A, 4.75% , 5/15/29 . United States 240,000 235,855
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 585,000 565,455
1,299,989
Energy Equipment & Services 0.2%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 655,000 651,466
b
Borr IHC Ltd. / Borr Finance LLC ,
Senior Secured Note , 144A, 8.75% , 1/15/32 ............. Mexico 230,000 224,795
Senior Secured Note , 144A, 9% , 1/15/34 ................ Mexico 200,000 193,556
b
Kodiak Gas Services LLC ,
Senior Note , 144A, 5.875% , 4/01/31 ................... United States 225,000 225,697
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 550,000 557,826
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 105,000 107,876

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b ,c
Oceaneering International, Inc. , Senior Note , 144A, 6.875% ,
7/15/34 ......................................... United States 245,000 $ 248,999
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 36,923 37,897
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 320,000 297,022
b
Senior Note , 144A, 8.5% , 5/15/31 ..................... United States 295,000 306,435
b
Senior Note , 144A, 7.875% , 10/15/32 .................. United States 410,000 428,231
b
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 353,500 367,561
b
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 127,000 129,091
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 1,065,000 1,087,206
4,863,658
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 705,000 723,165
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 210,000 154,102
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 120,000 120,053
Netflix, Inc. ,
Senior Bond , 5.875% , 11/15/28 ....................... United States 135,000 139,298
b
Senior Bond , Reg S, 3.875% , 11/15/29 ................. United States 725,000 EUR 849,404
b
Senior Bond , 144A, 5.375% , 11/15/29 .................. United States 878,000 901,336
b
OAK-Eagle Acquireco, Inc. ,
Senior Note , 144A, 8.75% , 7/01/34 .................... United States 490,000 520,342
Senior Secured Note , 144A, 7.25% , 7/01/33 ............. United States 345,000 361,094
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 460,000 GBP 611,773
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 382,000 476,113
4,856,680
Financial Services 0.2%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 402,000 393,027
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 285,000 281,262
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 445,000 430,045
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 360,000 388,683
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 560,000 570,039
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 85,000 85,343
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 305,000 263,290
b
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 565,000 567,507
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 430,000 430,983
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 660,000 668,290
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 820,000 803,291
b
Rocket Cos., Inc. ,
Senior Note , 144A, 6.125% , 8/01/30 ................... United States 525,000 534,265
Senior Note , 144A, 6.125% , 8/01/31 ................... United States 110,000 112,425
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 360,000 373,868
Senior Note , 144A, 6.375% , 8/01/33 ................... United States 445,000 453,105
Senior Note , 144A, 6.5% , 6/15/34 ..................... United States 240,000 246,463

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 270,000 EUR $ 302,618
6,904,504
Food Products 0.2%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 94,000 87,735
b
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note , 144A, 7.625% , 7/01/29 ................... United States 240,000 247,782
Senior Note , 144A, 6.375% , 4/15/34 ................... United States 230,000 233,578
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 395,000 387,609
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 330,000 336,535
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond , 5.5% , 1/15/36 .......................... United States 1,015,000 1,014,159
Senior Note , 3% , 2/02/29 ........................... United States 183,000 175,695
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 150,000 147,247
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 24,000 20,707
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 99,000 110,636
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 125,000 137,067
Senior Bond , 4.625% , 10/01/39 ....................... United States 125,000 111,734
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 95,000 94,449
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 205,000 202,102
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 50,000 49,680
Senior Note , 144A, 4.6% , 3/01/28 ..................... United States 645,000 646,344
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 412,000 412,488
Senior Note , 144A, 5% , 3/01/32 ...................... United States 830,000 836,082
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 105,000 105,453
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 280,000 277,010
5,634,092
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 250,000 250,370
Ground Transportation 0.1%
b
Ashtead Capital, Inc. ,
Senior Bond , 144A, 4.375% , 8/15/27 ................... United Kingdom 1,000,000 996,334
Senior Bond , 144A, 2.45% , 8/12/31 .................... United Kingdom 280,000 247,265
Senior Note , 144A, 4.25% , 11/01/29 ................... United Kingdom 255,000 249,848
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 170,000 177,079
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 446,000 371,995
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 143,000 142,474
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 216,000 215,148
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 255,000 254,598
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 595,000 599,626
b
SMBC Aviation Capital Finance DAC ,
Senior Bond , 144A, 5.7% , 7/25/33 ..................... Ireland 200,000 205,311
Senior Note , 144A, 5.3% , 4/03/29 ..................... Ireland 917,000 928,205

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 375,000 $ 385,300
4,773,183
Health Care Equipment & Supplies 0.1%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 135,000 138,881
b ,i
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 6.079% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 115,435
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 731,000 682,633
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 333,000 236,998
GE HealthCare Technologies, Inc. ,
Senior Note , 5.65% , 11/15/27 ........................ United States 230,000 233,396
Senior Note , 4.15% , 12/15/28 ........................ United States 325,000 322,154
Senior Note , 4.8% , 8/14/29 .......................... United States 480,000 482,622
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 330,000 334,971
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 245,000 243,626
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 950,000 923,062
3,713,778
Health Care Providers & Services 0.3%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 480,000 453,259
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 252,000 271,704
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 530,000 554,026
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 330,000 342,007
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 380,000 394,684
Senior Bond , 1.875% , 2/28/31 ........................ United States 105,000 92,123
Senior Bond , 4.78% , 3/25/38 ......................... United States 253,000 237,307
Senior Note , 5.4% , 6/01/29 .......................... United States 180,000 183,953
Senior Note , 5% , 9/15/32 ........................... United States 278,000 278,716
b
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 550,000 533,155
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 910,000 939,022
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 45,000 46,460
HCA, Inc. ,
Senior Bond , 4.5% , 2/15/27 .......................... United States 116,000 115,962
Senior Bond , 4.125% , 6/15/29 ........................ United States 242,000 238,322
Senior Note , 5.45% , 4/01/31 ......................... United States 700,000 715,465
Senior Note , 3.625% , 3/15/32 ........................ United States 815,000 758,944
Humana, Inc. , Senior Note , 5.375% , 4/15/31 ...............
United States 190,000 192,630
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 310,000 312,483
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 910,000 898,718
Tenet Healthcare Corp. ,
b
Senior Note , 144A, 6% , 11/15/33 ...................... United States 660,000 666,246
Senior Secured Note , 6.125% , 6/15/30 ................. United States 300,000 302,573
UnitedHealth Group, Inc. , Senior Bond , 3.95% , 10/15/42 ......
United States 512,000 422,993
8,950,752

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 780,000 $ 799,102
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 355,000 340,604
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 1,325,000 1,348,755
1,689,359
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 70,000 71,564
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 850,000 870,212
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 140,000 143,729
Senior Note , 144A, 5.75% , 3/15/34 .................... United States 210,000 208,174
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 80,000 81,946
1,375,625
Hotels, Restaurants & Leisure 0.4%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 935,000 883,223
b
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 285,000 287,886
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 165,000 163,979
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 410,000 396,112
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 350,000 336,596
Senior Note , 144A, 6% , 10/15/32 ..................... United States 120,000 108,831
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 115,000 115,730
b
Carnival Corp. Ltd. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 590,000 589,370
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 520,000 526,663
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 275,000 280,097
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 255,000 257,810
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 130,000 131,637
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 547,000 537,151
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 235,000 234,907
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 545,000 534,861
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 200,000 199,396
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 245,000 245,311
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 1,090,000 1,094,624
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 272,000 273,577
b
Light & Wonder International, Inc. ,
Senior Note , 144A, 7.25% , 11/15/29 ................... United States 375,000 381,979
Senior Note , 144A, 7.5% , 9/01/31 ..................... United States 45,000 46,666
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 795,000 731,949
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 515,000 536,803
b
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 140,000 146,167
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 390,000 389,398
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 115,000 111,753
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 245,000 245,143

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 635,000 $ 643,297
Royal Caribbean Cruises Ltd. ,
Senior Bond , 5.375% , 1/15/36 ........................ United States 140,000 139,040
b
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 175,000 176,521
b
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 180,000 184,017
b
Senior Note , 144A, 6% , 2/01/33 ...................... United States 400,000 405,753
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 235,000 201,027
b
Station Casinos LLC ,
Senior Bond , 144A, 4.625% , 12/01/31 .................. United States 380,000 361,026
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 175,000 177,818
b
Viking Cruises Ltd. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 100,000 100,388
Senior Note , 144A, 9.125% , 7/15/31 ................... United States 390,000 408,855
Senior Note , 144A, 5.875% , 10/15/33 .................. United States 180,000 180,370
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 425,000 449,376
13,215,107
Household Durables 0.1%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 440,000 436,658
DR Horton, Inc. ,
Senior Bond , 5% , 10/15/34 .......................... United States 145,000 143,555
Senior Note , 1.3% , 10/15/26 ......................... United States 1,056,000 1,047,244
b
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 100,000 103,253
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 150,000 154,258
b
Taylor Morrison Communities, Inc. , Senior Note , 144A, 5.75% ,
1/15/28 ......................................... United States 115,000 116,334
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 221,000 219,997
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note , 144A, 4.875% , 9/15/28 ................... United States 380,000 375,044
Senior Note , 144A, 6.75% , 1/15/34 .................... United States 630,000 632,463
Whirlpool Corp. ,
Senior Bond , 5.75% , 3/01/34 ......................... United States 225,000 174,369
Senior Bond , 4.5% , 6/01/46 .......................... United States 215,000 128,222
b
Senior Secured Note , 144A, 7.5% , 7/01/31 .............. United States 170,000 172,456
b
Senior Secured Note , 144A, 7.875% , 7/01/34 ............ United States 290,000 291,915
3,995,768
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 100,000 96,872
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The) , Senior Note , 5.45% , 6/01/28 .............
United States 230,000 232,604
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 180,000 188,056
b
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 220,000 200,323
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 405,000 375,788
Senior Note , 144A, 5.75% , 1/15/34 .................... United States 220,000 215,853
Constellation Energy Generation LLC ,
Senior Note , 5.6% , 3/01/28 .......................... United States 340,000 345,422
Senior Note , 4.4% , 1/15/31 .......................... United States 120,000 118,006

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Constellation Energy Generation LLC, (continued)
b
Senior Note , 144A, 5% , 2/01/31 ...................... United States 315,000 $ 314,994
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 45,000 43,675
A , Senior Note , 4.25% , 10/01/30 ...................... United States 180,000 176,884
b
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 415,000 418,553
Senior Note , 144A, 6.125% , 5/01/31 ................... United States 95,000 95,041
Senior Note , 144A, 6.375% , 5/01/33 ................... United States 315,000 314,735
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 415,000 412,652
b ,j
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 95,000 96,014
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 190,000 191,962
3,740,562
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond , 2.25% , 4/15/30 ......................... United States 236,000 216,677
Senior Note , 2.125% , 4/15/27 ........................ United States 106,000 104,347
321,024
Insurance 0.3%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 275,000 258,777
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 275,000 261,009
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. United States 410,000 412,684
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 340,000 333,067
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 85,000 84,474
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 505,000 513,470
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note , 144A, 8.375% , 2/01/34 .................. United States 565,000 523,424
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 385,000 388,223
b
Athene Global Funding ,
Senior Secured Note , 144A, 5.349% , 7/09/27 ............ United States 540,000 543,859
Senior Secured Note , 144A, 1.985% , 8/19/28 ............ United States 905,000 850,428
Senior Secured Note , 144A, 5.526% , 7/11/31 ............ United States 360,000 363,431
Berkshire Hathaway Finance Corp. ,
Senior Bond , 4.3% , 5/15/43 .......................... United States 176,000 155,411
Senior Bond , 2.85% , 10/15/50 ........................ United States 812,000 516,615
Brown & Brown, Inc. ,
Senior Note , 4.7% , 6/23/28 .......................... United States 170,000 169,988
Senior Note , 4.9% , 6/23/30 .......................... United States 400,000 399,499
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 210,000 211,444
b
CNO Global Funding ,
Secured Note , 144A, 4.875% , 12/10/27 ................. United States 240,000 240,152
Secured Note , 144A, 2.65% , 1/06/29 ................... United States 304,000 288,046
Secured Note , 144A, 4.95% , 9/09/29 ................... United States 378,000 377,851
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 315,000 318,079
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 719,000 721,645
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 110,000 112,276
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 393,000 391,570

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 300,000 $ 329,349
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 435,000 442,534
9,207,305
Interactive Media & Services 0.0%
†
Alphabet, Inc. ,
Senior Note , 4.1% , 11/15/30 ......................... United States 400,000 394,201
Senior Note , 4.1% , 2/15/31 .......................... United States 315,000 309,588
Meta Platforms, Inc. , Senior Bond , 5.625% , 11/15/55 .........
United States 310,000 281,099
984,888
IT Services 0.0%
†
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 720,000 648,719
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 200,000 203,576
852,295
Leisure Products 0.0%
†
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 435,000 380,569
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 186,000 186,067
Machinery 0.1%
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 555,000 566,303
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 85,000 89,059
b
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 480,000 483,475
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 760,000 762,725
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 263,000 262,727
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 298,000 276,977
b
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 150,000 148,798
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 110,000 111,488
2,701,552
Media 0.4%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 345,000 315,833
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 75,000 72,631
Senior Secured Bond , 4.8% , 3/01/50 ................... United States 730,000 545,054
Senior Secured Bond , 3.7% , 4/01/51 ................... United States 327,000 203,078
Senior Secured Note , 2.25% , 1/15/29 .................. United States 731,000 681,200
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 105,000 105,453
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 140,000 145,932
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 400,000 421,450
b
CSC Holdings LLC , Senior Note , 144A, 11.75% , 1/31/29 ...... United States 245,000 150,858
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 405,000 412,380

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 7,000 $ 6,994
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 200,000 207,671
Senior Secured Note , 144A, 9.25% , 6/01/32 ............. United States 125,000 127,097
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 260,000 257,598
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 340,000 367,608
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 675,000 591,370
b
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 340,000 328,450
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 290,000 194,793
b
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 360,000 360,957
Senior Secured Note , 144A, 5.75% , 8/01/28 ............. United States 125,000 124,561
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 300,000 305,125
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 119,000 116,624
b
Nexstar Media, Inc. ,
Senior Note , 144A, 7.25% , 4/15/34 .................... United States 385,000 384,401
Senior Secured Note , 144A, 6.5% , 9/15/33 .............. United States 635,000 635,383
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 1,275,000 1,273,396
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 155,000 150,425
Senior Secured Note , 144A, 7.375% , 2/15/31 ............ United States 135,000 140,809
Paramount Global ,
Senior Bond , 2.9% , 1/15/27 .......................... United States 169,000 166,959
Senior Bond , 4.2% , 6/01/29 .......................... United States 175,000 167,927
Senior Bond , 5.85% , 9/01/43 ......................... United States 255,000 191,057
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 700,000 719,891
b
Sirius XM Radio LLC ,
Senior Bond , 144A, 3.875% , 9/01/31 ................... United States 435,000 395,318
Senior Note , 144A, 4% , 7/15/28 ...................... United States 100,000 97,433
b
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 200,000 195,538
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 249,000 276,106
b
Univision Communications, Inc. ,
Senior Secured Note , 144A, 9.375% , 8/01/32 ............ United States 235,000 238,961
Senior Secured Note , 144A, 8.875% , 4/15/33 ............ United States 365,000 359,563
b
VZ Secured Financing BV ,
Senior Secured Note , 144A, 5% , 1/15/32 ................ Netherlands 510,000 446,854
Senior Secured Note , 144A, 7.5% , 1/15/33 .............. Netherlands 290,000 277,825
12,160,563
Metals & Mining 0.2%
b
Anglo American Capital plc , Senior Note , 144A, 4.625% , 3/19/31 South Africa 400,000 394,418
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 222,000 222,428
b
Cleveland-Cliffs, Inc. ,
Senior Bond , 144A, 4.875% , 3/01/31 ................... United States 145,000 132,663
Senior Note , 144A, 7% , 3/15/32 ...................... United States 335,000 332,771
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 435,000 434,741
Commercial Metals Co. ,
Senior Bond , 4.375% , 3/15/32 ........................ United States 330,000 312,792
Senior Note , 4.125% , 1/15/30 ........................ United States 170,000 164,854
b
Glencore Funding LLC ,
Senior Bond , 144A, 4% , 3/27/27 ...................... Australia 340,000 338,894

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Glencore Funding LLC, (continued)
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 668,000 $ 609,063
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 265,000 272,081
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 215,000 216,278
b
Mineral Resources Ltd. ,
Senior Note , 144A, 7% , 4/01/31 ...................... Australia 130,000 134,658
Senior Note , 144A, 6% , 5/01/32 ...................... Australia 120,000 118,787
b
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 465,000 450,054
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 250,000 227,860
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 195,000 200,047
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 305,000 307,415
4,869,804
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 220,000 221,874
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 255,000 216,153
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 1,210,000 1,210,761
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 320,000 317,539
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 258,000 247,525
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 1,595,000 1,576,106
3,789,958
Oil, Gas & Consumable Fuels 0.7%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 .................... United States 365,000 386,164
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 85,000 86,275
Canadian Natural Resources Ltd. , Senior Note , 5% , 12/15/29 ..
Canada 360,000 363,690
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 25,000 27,526
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 1,715,000 1,704,007
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 225,000 233,873
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 130,000 118,590
b
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.875% , 4/15/32 ................... United States 245,000 248,227
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 320,000 318,254
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 575,000 592,603
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 122,000 121,931
Energy Transfer LP ,
j
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 1,375,000 1,386,810
Senior Bond , 3.75% , 5/15/30 ......................... United States 1,308,000 1,260,010
Senior Note , 5.5% , 6/01/27 .......................... United States 86,000 86,577
Expand Energy Corp. , Senior Bond , 4.75% , 2/01/32 .........
United States 545,000 531,345
b
Hess Midstream Operations LP ,
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 90,000 91,889
Senior Note , 144A, 4.25% , 2/15/30 .................... United States 865,000 834,851
Senior Note , 144A, 5.5% , 10/15/30 .................... United States 125,000 124,798
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6% , 2/01/31 ...................... United States 420,000 407,067
Senior Bond , 144A, 6.875% , 5/15/34 ................... United States 320,000 311,569
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 120,000 118,226

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Hilcorp Energy I LP / Hilcorp Finance Co., (continued)
Senior Note , 144A, 6% , 4/15/30 ...................... United States 125,000 $ 123,074
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 595,000 619,891
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 770,000 777,502
Kinder Morgan, Inc. ,
Senior Bond , 7.75% , 1/15/32 ......................... United States 580,000 658,978
Senior Note , 5% , 2/01/29 ........................... United States 410,000 413,768
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 485,000 488,039
b
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 720,000 725,891
Murphy Oil Corp. ,
Senior Note , 6% , 10/01/32 .......................... United States 220,000 219,231
Senior Note , 6.5% , 2/15/34 .......................... United States 405,000 401,450
b
Neo Next+ Energy Consolidated Holdings Ltd. , Senior Note ,
144A, Reg S, 6.625% , 6/11/31 ........................ United Kingdom 400,000 394,064
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 236,000 261,521
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 920,000 909,748
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 500,000 499,284
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 500,000 501,822
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 425,000 423,803
b
Sunoco LP ,
Senior Note , 144A, 5.375% , 7/15/31 ................... United States 220,000 217,119
Senior Note , 144A, 6.25% , 7/01/33 .................... United States 755,000 762,132
Senior Note , 144A, 5.625% , 7/15/34 ................... United States 25,000 24,414
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 160,000 156,361
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 202,000 201,304
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 325,000 320,002
b
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 250,000 252,842
b
Venture Global LNG, Inc. ,
j
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 375,000 366,313
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 420,000 452,261
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 300,000 312,391
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 300,000 320,388
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 65,000 72,926
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 175,000 185,637
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 545,000 598,384
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 110,000 114,669
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 222,000 225,648
Senior Note , 4.9% , 8/01/30 .......................... United States 455,000 453,734
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 321,000 327,655
22,136,528
Paper & Forest Products 0.0%
†
b
Georgia-Pacific LLC , Senior Note , 144A, 4.6% , 5/15/31 ....... United States 525,000 520,772
b
Magnera Corp. ,
Senior Secured Note , 144A, 4.75% , 11/15/29 ............ United States 245,000 228,883

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products (continued)
b
Magnera Corp., (continued)
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 255,000 $ 249,152
998,807
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 505,000 506,279
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 425,000 421,616
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 435,000 429,247
1,357,142
Personal Care Products 0.1%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note , 144A, 6.625% , 7/15/30 ................... United States 140,000 140,136
Senior Secured Note , 144A, 4.75% , 1/15/29 ............. United States 225,000 218,802
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 85,000 85,479
Senior Note , 4.9% , 3/22/33 .......................... United States 480,000 481,994
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 1,200,000 1,224,841
2,151,252
Pharmaceuticals 0.3%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 200,000 202,701
Eli Lilly & Co. ,
Senior Bond , 4.875% , 2/27/53 ........................ United States 261,000 236,190
Senior Note , 4.75% , 2/12/30 ......................... United States 562,000 568,064
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 805,000 633,850
Novartis Capital Corp. ,
Senior Bond , 4% , 11/20/45 .......................... United States 994,000 822,375
Senior Note , 4.1% , 11/05/30 ......................... United States 580,000 569,969
Senior Note , 4.4% , 3/18/31 .......................... United States 635,000 630,500
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 1,441,000 1,427,592
Senior Bond , 5.3% , 5/19/53 .......................... United States 171,000 161,207
Senior Note , 4.45% , 5/19/28 ......................... United States 131,000 131,139
b
Roche Holdings, Inc. , Senior Bond , 144A, 4% , 11/28/44 ...... United States 1,210,000 1,011,412
Royalty Pharma plc ,
Senior Bond , 5.2% , 9/25/35 .......................... United States 415,000 411,343
Senior Note , 2.2% , 9/02/30 .......................... United States 520,000 470,044
Senior Note , 4.45% , 3/25/31 ......................... United States 55,000 54,100
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 420,000 EUR 489,385
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 5.125% , 5/09/29 ........................ Israel 465,000 465,090
Senior Note , 8.125% , 9/15/31 ........................ Israel 415,000 468,144
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 565,000 551,842
Zoetis, Inc. ,
Senior Bond , 3% , 9/12/27 ........................... United States 242,000 238,154
Senior Bond , 2% , 5/15/30 ........................... United States 160,000 144,778
9,687,879
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 415,000 421,150

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Professional Services (continued)
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 360,000 $ 363,191
784,341
Semiconductors & Semiconductor Equipment 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 .................................... United States 2,010,000 1,983,878
Broadcom, Inc. ,
b
Senior Bond , 144A, 3.187% , 11/15/36 .................. United States 107,000 89,689
Senior Note , 5.05% , 4/15/30 ......................... United States 275,000 279,132
Senior Note , 4.2% , 10/15/30 ......................... United States 115,000 112,754
b
Foundry JV Holdco LLC ,
Senior Secured Note , 144A, 5.9% , 1/25/30 .............. United States 200,000 206,442
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 200,000 209,924
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 1,270,000 1,218,324
Marvell Technology, Inc. ,
Senior Note , 5.75% , 2/15/29 ......................... United States 180,000 184,682
Senior Note , 4.75% , 7/15/30 ......................... United States 190,000 189,631
NVIDIA Corp. , Senior Note , 4.5% , 6/15/31 .................
United States 1,570,000 1,564,785
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 370,000 376,914
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 1,020,000 1,026,707
7,442,862
Software 0.2%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 505,000 501,072
b
Cloud Software Group LLC ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 140,000 135,995
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 195,000 189,349
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 315,000 267,929
Oracle Corp. ,
Senior Bond , 5.375% , 7/15/40 ........................ United States 199,000 175,414
Senior Bond , 3.65% , 3/25/41 ......................... United States 412,000 296,053
Senior Bond , 4% , 11/15/47 .......................... United States 1,319,000 879,648
Senior Note , 4.55% , 2/04/29 ......................... United States 580,000 571,860
Senior Note , 4.45% , 9/26/30 ......................... United States 165,000 159,337
Senior Note , 4.95% , 2/04/31 ......................... United States 320,000 313,354
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 215,000 193,779
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 455,000 454,588
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 674,000 591,051
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 510,000 510,982
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 295,000 286,778
5,527,189
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond , 3.55% , 7/15/27 ......................... United States 788,000 781,276
Senior Bond , 2.9% , 1/15/30 .......................... United States 413,000 388,093
Senior Bond , 2.7% , 4/15/31 .......................... United States 724,000 659,014
Senior Note , 2.75% , 1/15/27 ......................... United States 844,000 836,134
Senior Note , 4.9% , 3/15/30 .......................... United States 210,000 211,023
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 591,000 585,340
Senior Bond , 3.8% , 2/15/28 .......................... United States 450,000 444,481
Senior Note , 1.05% , 7/15/26 ......................... United States 385,000 384,515

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Crown Castle, Inc., (continued)
Senior Note , 4.9% , 9/01/29 .......................... United States 545,000 $ 547,184
Equinix, Inc. ,
Senior Bond , 3.2% , 11/18/29 ......................... United States 266,000 253,385
Senior Note , 2.9% , 11/18/26 ......................... United States 1,563,000 1,553,825
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 655,000 662,178
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 690,000 699,798
8,006,246
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 430,000 392,775
b
Senior Note , 144A, 4% , 10/01/29 ..................... United States 670,000 652,508
Home Depot, Inc. (The) ,
Senior Bond , 4.95% , 6/25/34 ......................... United States 397,000 398,458
Senior Bond , 5.3% , 6/25/54 .......................... United States 397,000 376,027
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 450,000 450,422
2,270,190
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
Senior Bond , 3.85% , 5/04/43 ......................... United States 556,000 460,322
Senior Bond , 4.375% , 5/13/45 ........................ United States 1,550,000 1,343,120
Dell International LLC / EMC Corp. , Senior Note , 4.75% , 7/15/31
United States 80,000 79,536
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 835,000 830,275
Senior Note , 4.85% , 10/15/31 ........................ United States 210,000 209,191
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 5.875% , 7/15/30 ........................ United States 295,000 300,419
b
Senior Note , 144A, 4.091% , 6/01/29 ................... United States 550,000 535,601
b
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 90,000 83,410
3,841,874
Textiles, Apparel & Luxury Goods 0.0%
†
b
Beach Acquisition Bidco LLC ,
h
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 641,078 696,285
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 205,000 EUR 238,873
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 260,000 252,427
Tapestry, Inc. , Senior Note , 5.1% , 3/11/30 .................
United States 360,000 362,829
1,550,414
Tobacco 0.1%
BAT Capital Corp. ,
Senior Bond , 4.906% , 4/02/30 ........................ United Kingdom 90,000 90,463
Senior Note , 6.343% , 8/02/30 ........................ United Kingdom 255,000 269,624
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 370,000 362,225
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 806,000 818,353
Senior Note , 4.375% , 4/30/30 ........................ United States 1,025,000 1,014,956
Senior Note , 4.75% , 11/01/31 ........................ United States 380,000 381,375
2,936,996

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.1%
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 360,000 $ 364,328
b
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 420,000 428,973
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 295,000 307,238
c
Secured Note , 144A, 7.125% , 7/01/34 .................. United States 225,000 221,352
b
Herc Holdings, Inc. ,
Senior Note , 144A, 6.625% , 6/15/29 ................... United States 130,000 132,820
Senior Note , 144A, 5.75% , 3/15/31 .................... United States 370,000 369,821
Sumisho Air Lease Corp. ,
Senior Note , 5.85% , 12/15/27 ........................ United States 110,000 111,803
Senior Note , 2.1% , 9/01/28 .......................... United States 252,000 237,951
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 195,000 200,154
b
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 55,000 56,050
Senior Note , 144A, 5.25% , 4/15/31 .................... United States 100,000 99,224
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 265,000 273,403
2,803,117
Wireless Telecommunication Services 0.2%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 680,000 716,376
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 480,000 494,592
b
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 200,000 204,082
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 1,430,000 1,439,036
T-Mobile USA, Inc. ,
Senior Bond , 2.875% , 2/15/31 ........................ United States 155,000 142,487
Senior Bond , 2.25% , 11/15/31 ........................ United States 1,231,000 1,080,873
Senior Bond , 5.05% , 7/15/33 ......................... United States 24,000 23,968
Senior Note , 3.75% , 4/15/27 ......................... United States 1,210,000 1,203,938
Senior Note , 4.95% , 3/15/28 ......................... United States 660,000 664,284
Senior Note , 3.375% , 4/15/29 ........................ United States 340,000 328,755
Senior Note , 3.875% , 4/15/30 ........................ United States 119,000 115,333
Senior Note , 5.125% , 5/15/32 ........................ United States 351,000 354,749
Senior Note , 6.7% , 12/15/33 ......................... United States 45,000 49,188
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 430,000 449,160
7,266,821
Total Corporate Bonds (Cost $ 338,168,272 ) ...................................
331,311,552
Senior Floating Rate Interests 0.6%
k
Aerospace & Defense 0.0%
†
TransDigm, Inc., First Lien, CME Term Loan, N , 6.12% , ( 1-month
SOFR + 2.5% ), 2/14/33 ............................. United States 115,116 115,246
VSE Corp., First Lien, CME Term Loan, B , 5.613% , ( 1-month
SOFR + 2% ), 5/05/33 ............................... United States 45,288 45,381
160,627
a a a a a a
k
Air Freight & Logistics 0.0%
†
Rand Parent LLC, First Lien, CME Term Loan, B , 6.732% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 178,113 177,953

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Air Freight & Logistics (continued)
Stonepeak Nile Parent LLC, First Lien, Amendment No. 3 CME
Term Loan , 5.657% , ( 3-month SOFR + 2% ), 4/09/32 ....... United States 329,175 $ 328,765
506,718
a a a a a a
k
Automobile Components 0.0%
†
Allison Transmission, Inc., First Lien, 2026 CME Term Loan ,
5.375% , ( 1-month SOFR + 1.75% ), 1/03/33 .............. United States 154,129 154,161
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C , 6.915% , ( 3-month SOFR + 3.25% ), 2/03/33 ............ United States 325,875 326,553
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan , 8.163% , ( 3-month SOFR + 4.5% ), 10/06/31 ......... United States 157,893 153,382
634,096
a a a a a a
Beverages 0.0%
†
k
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan , 6.482% , ( 3-month SOFR + 2.75% ), 3/31/31 ......... United States 197,586 198,716
k
Biotechnology 0.0%
†
Alkermes, Inc., First Lien, Initial CME Term Loan, B , 6.482% ,
( 3-month SOFR + 2.75% ), 8/12/31 ..................... United States 30,385 30,537
BioMarin Pharmaceutical, Inc., First Lien, Initial CME Term Loan,
B , 5.428% , ( 6-month SOFR + 1.75% ), 4/27/33 ............ United States 103,812 103,916
Genmab A/S, First Lien, Amendment No. 1 CME Term Loan ,
5.732% , ( 3-month SOFR + 2% ), 12/13/32 ................ Denmark 47,851 47,872
182,325
a a a a a a
Broadline Retail 0.0%
†
k
Peer Holding III BV, First Lien, CME Term Loan, B8 , 5.982% ,
( 3-month SOFR + 2.25% ), 9/29/32 ..................... Netherlands 150,882 151,180
Building Products 0.0%
†
k
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan , 5.245% , ( 1-month SOFR + 1.625% ), 2/11/33 ........ United States 117,333 118,507
k
Capital Markets 0.1%
c
Citadel Securities LP, First Lien, 2026-1 CME Term Loan , 5.661% ,
( 3-month SOFR + 2% ), 6/10/33 ....................... United States 249,842 249,582
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan , 5.644% , ( 1-month SOFR + 2% ),
5/19/31 ......................................... United States 329,165 328,273
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
5.666% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 327,408 324,843
902,698
a a a a a a
k
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan , 7.413% ,
( 1-month SOFR + 3.75; 3-month SOFR + 3.75 ), 4/06/29 ..... United States 198,450 192,248
Element Solutions, Inc., First Lien, CME Term Loan, B3 , 5.394% ,
( 1-month SOFR + 1.75% ), 12/18/30 .................... United States 329,138 329,755
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.181% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 61,509 57,434
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B ,
5.413% , ( 3-month SOFR + 1.75% ), 10/29/32 ............. United States 75,441 75,877
655,314
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Commercial Services & Supplies 0.1%
APi Group DE, Inc., First Lien, Amendment No. 9 CME Term
Loan , 5.394% , ( 1-month SOFR + 1.75% ), 5/16/33 ......... United States 330,000 $ 329,754
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.144% , ( 1-month SOFR + 2.5% ), 10/23/28 ... United States 54,203 54,295
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2 , 5.369% , ( 1-month SOFR +
1.75% ), 3/08/32 ................................... United States 327,519 323,084
WMB Holdings, Inc., First Lien, USD CME Term Loan, B , 5.644% ,
( 1-month SOFR + 2% ), 11/05/29 ...................... United States 308,460 307,419
1,014,552
a a a a a a
Construction & Engineering 0.0%
†
k
Dycom Industries, Inc., First Lien, CME Term Loan, B , 5.401% ,
( 3-month SOFR + 1.75% ), 1/27/33 ..................... United States 21,903 21,961
Construction Materials 0.0%
†
k
Knife River Corp., First Lien, 2026 CME Term Loan, B , 5.401% ,
( 3-month SOFR + 1.75% ), 3/08/32 ..................... United States 110,276 110,655
Containers & Packaging 0.0%
†
k
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan , 7.12% , ( 1-month SOFR + 3.5% ), 4/15/30 ....... United States 260,000 256,710
Distributors 0.0%
†
k
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.732% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 178,451 169,112
k
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.394% , ( 1-month SOFR + 1.75% ), 9/30/31 .............. United States 327,500 325,075
Constellation Renewables LLC, First Lien, CME Term Loan ,
5.666% , ( 3-month SOFR + 2% ), 12/15/27 ................ United States 407,279 406,856
731,931
a a a a a a
Electronic Equipment, Instruments & Components 0.0%
†
k
TTM Technologies, Inc., First Lien, 2026 CME Term Loan, B ,
5.457% , ( 12-month SOFR + 1.75% ), 5/30/30 ............. United States 143,634 144,053
k
Entertainment 0.1%
Discovery Global Holdings, Inc., First Lien, Initial Dollar CME
Term Loan , 6.241% , ( 12-month SOFR + 2.5% ), 6/03/33 ..... United States 109,084 109,250
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B , 5.639% , ( 1-month SOFR + 2% ), 10/21/32 ............. United States 266,951 267,410
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.508% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 326,554 317,719
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B7 ,
5.412% , ( 3-month SOFR + 1.75% ), 11/21/31 ............. United States 278,839 278,279
972,658
a a a a a a
k
Financial Services 0.1%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan ,
5.38% , ( 1-day SOFR + 1.75% ), 7/30/32 ................. United States 328,350 326,641
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6 , 5.37% , ( 1-month SOFR + 1.75% ), 11/05/32 ...... United States 150,880 150,637
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan , 7.2% ,
( 3-month SOFR + 3.5% ), 8/16/32 ...................... United States 288,965 289,092

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Financial Services (continued)
Hudson River Trading LLC, First Lien, CME Term Loan, B2 ,
6.139% , ( 1-month SOFR + 2.5% ), 3/18/30 ............... United States 328,350 $ 326,488
1,092,858
a a a a a a
k
Food Products 0.0%
†
Froneri US, Inc., First Lien, CME Term Loan, B6 , 6.127% ,
( 6-month SOFR + 2.5% ), 9/30/32 ...................... United States 295,980 294,290
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan ,
7.894% , ( 1-month SOFR + 4.25% ), 2/11/33 .............. United States 327,500 328,877
623,167
a a a a a a
Ground Transportation 0.0%
†
k
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan ,
5.482% , ( 3-month SOFR + 1.75% ), 4/10/31 .............. United States 327,500 326,517
Health Care Equipment & Supplies 0.0%
†
k
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan , 7.394% , ( 1-month SOFR + 3.75% ), 1/15/31 ......... United States 206,868 207,618
k
Health Care Providers & Services 0.0%
†
DaVita, Inc., First Lien, CME Term Loan, B2 , 5.394% , ( 1-month
SOFR + 1.75% ), 5/09/31 ............................ United States 251,274 251,333
McKesson Medical-Surgical Top Holdings, Inc., First Lien,
Amendment No. 1 CME Term Loan, B , 5.982% , ( 3-month SOFR
+ 2.25% ), 6/09/32 ................................. United States 46,745 46,813
298,146
a a a a a a
k
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5 , 5.394% ,
( 1-month SOFR + 1.75% ), 9/20/30 ..................... Canada 312,632 312,502
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 5.894% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 325,963 316,237
DK Crown Holdings, Inc., First Lien, CME Term Loan, B , 5.374% ,
( 1-month SOFR + 1.75% ), 3/04/32 ..................... United States 328,338 328,063
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
6.894% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 418,045 418,091
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.482% , ( 3-month SOFR + 1.75% ), 12/02/30 ...... Ireland 327,481 325,107
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.427% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 27,754 27,442
Penn Entertainment, Inc., First Lien, CME Term Loan, B , 5.644% ,
( 1-month SOFR + 2% ), 5/30/33 ....................... United States 328,295 327,884
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan , 5.62% , ( 1-month SOFR + 2% ), 11/03/32 United States 233,694 232,988
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.674% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 112,701 111,298
2,399,612
a a a a a a
Household Products 0.0%
†
k
Energizer Holdings, Inc., First Lien, Initial CME Term Loan ,
5.639% , ( 1-month SOFR + 2% ), 3/19/32 ................ United States 183,267 183,096
k
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan , 5.394% , ( 1-month SOFR +
1.75% ), 7/31/30 ................................... United States 330,000 330,154

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Independent Power and Renewable Electricity Producers (continued)
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B , 5.644% , ( 1-month SOFR + 2% ), 11/25/32 ..... United States 350,291 $ 348,375
678,529
a a a a a a
IT Services 0.0%
†
k
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
6.624% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 162,534 162,026
k
Media 0.0%
†
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.735% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 128,804 129,138
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.175% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 242,638 244,307
Nexstar Media, Inc., First Lien, CME Term Loan, B , 6.144% ,
( 1-month SOFR + 2.5% ), 6/28/32 ...................... United States 328,346 325,473
698,918
a a a a a a
k
Oil, Gas & Consumable Fuels 0.1%
CQP Holdco LP, First Lien, CME Term Loan, B , 5.45% , ( 3-month
SOFR + 1.75% ), 12/31/32 ........................... United States 329,171 327,716
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.144% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 328,299 329,296
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan , 6.954% , ( 6-month SOFR + 3.25% ), 4/11/33 ......... United States 682,627 685,425
1,342,437
a a a a a a
Paper & Forest Products 0.0%
†
k
Asplundh Tree Expert LLC, First Lien, Amendment No. 5
Refinancing CME Term Loan , 5.457% , ( 12-month SOFR +
1.75% ), 5/30/33 ................................... United States 119,674 119,674
k
Passenger Airlines 0.0%
†
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 5.925% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 327,519 327,596
United Airlines, Inc., First Lien, CME Term Loan, B , 5.403% ,
( 1-month SOFR + 1.75% ), 2/24/31 ..................... United States 329,160 329,262
656,858
a a a a a a
Personal Care Products 0.0%
†
c,k
Prestige Brands, Inc., First Lien, Delayed Draw CME Term Loan,
B , 5.621% , ( 1-month SOFR + 2% ), 6/13/33 .............. United States 64,935 65,077
k
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan , 9.894% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 193,274 187,868
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan , 7.37% , ( 1-month SOFR + 3.75% ), 4/23/31 ...... United States 250,537 251,007
438,875
a a a a a a
Professional Services 0.0%
†
k
SS&C Technologies, Inc., First Lien, CME Term Loan, B8 , 5.62% ,
( 1-month SOFR + 2% ), 5/09/31 ....................... United States 307,614 307,358
k
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 6.95% , ( 3-month SOFR + 3.25% ), 8/16/32 ........ United States 18,058 15,682

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Software (continued)
c,l
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan , 8.1% , ( 1-day SOFR + 4.5% ), 11/17/31 ..... United States 9,097 $ 9,292
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B , 5.394% , ( 1-month SOFR + 1.75% ), 4/16/32 United States 327,519 323,711
Rocket Software, Inc., First Lien, CME Term Loan , 7.508% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 179,885 171,358
UKG, Inc., First Lien, Initial CME Term Loan , 5.913% , ( 3-month
SOFR + 2.25% ), 2/10/31 ............................ United States 29,477 27,829
547,872
a a a a a a
Specialty Retail 0.0%
†
k
Chewy, Inc., First Lien, Initial CME Term Loan , 6.092% , ( 12-month
SOFR + 2.25% ), 6/23/33 ............................ United States 94,151 94,210
k
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.163% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 181,286 141,524
Samsonite IP Holdings SARL, First Lien, Initial CME Term Loan,
B , 5.394% , ( 1-month SOFR + 1.75% ), 11/08/32 ........... United States 127,587 128,186
269,710
a a a a a a
Trading Companies & Distributors 0.0%
†
k
QXO Building Products, Inc., First Lien, CME Term Loan, B ,
5.62% , ( 1-month SOFR + 2% ), 4/30/32 ................. United States 357,642 357,508
Wireless Telecommunication Services 0.0%
†
k
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.144% , ( 1-month SOFR + 4.5% ), 9/13/29 .......... United Kingdom 136,850 137,421
Total Senior Floating Rate Interests (Cost $ 18,009,096 ) ........................
17,939,300
Foreign Government and Agency Securities 0.6%
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 870,000 829,414
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 710,000 716,532
Colombia Government Bond ,
Senior Note , 7.375% , 4/25/30 ......................... Colombia 420,000 443,520
Senior Note , 4.5% , 11/26/30 .......................... Colombia 150,000 EUR 172,121
b
Corp. Nacional del Cobre de Chile , Senior Bond , Reg S, 3% ,
9/30/29 ......................................... Chile 290,000 273,388
b
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 520,000 537,898
b
Dominican Republic Government Bond ,
Senior Bond , Reg S, 5.95% , 1/25/27 ................... Dominican
Republic 250,000 251,837
Senior Bond , Reg S, 6% , 7/19/28 ...................... Dominican
Republic 530,000 537,738
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 330,000 331,749
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 300,000 310,061
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 390,000 411,894
b
Electricite de France SA , Senior Note , 144A, 5.65% , 4/22/29 ... France 835,000 858,463
b
Guatemala Government Bond , Senior Bond , 144A, 4.875% ,
2/13/28 ......................................... Guatemala 780,000 779,614
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 730,000 739,733
Indonesia Government Bond , Senior Bond , 3.85% , 10/15/30 ...
Indonesia 480,000 462,955
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.375% ,
3/03/28 ......................................... Ivory Coast 646,990 656,314

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Jamaica Government Bond , Senior Bond , 6.75% , 4/28/28 .....
Bermuda 273,333 $ 282,394
Mexico Government Bond ,
Senior Bond , 2.659% , 5/24/31 ........................ Mexico 580,000 512,517
Senior Note , 6% , 5/13/30 ............................ Mexico 200,000 205,340
b
Montenegro Government Bond , Senior Bond , 144A, 2.55% ,
10/03/29 ........................................ Montenegro 400,000 EUR 440,660
b
Morocco Government Bond , Senior Note , 144A, 5.95% , 3/08/28 Morocco 410,000 416,959
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 310,000 326,396
b
North Macedonia Government Bond , Senior Note , 144A, 3.875% ,
1/21/30 ......................................... North Macedonia 310,000 EUR 352,226
b
Oman Government Bond , Senior Bond , 144A, 5.625% , 1/17/28 . Oman 630,000 636,980
b
Paraguay Government Bond , Senior Bond , Reg S, 4.95% ,
4/28/31 ......................................... Paraguay 740,000 742,879
Peru Government Bond ,
Senior Bond , 2.783% , 1/23/31 ........................ Peru 940,000 868,419
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 590,000 685,440
Poland Government Bond ,
4.875% , 2/12/30 ................................... Poland 900,000 910,751
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 560,000 537,990
b
Romania Government Bond , Senior Bond , 144A, 2.875% , 5/26/28 Romania 790,000 EUR 895,126
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 600,000 612,178
South Africa Government Bond ,
Senior Bond , 4.85% , 9/27/27 ......................... South Africa 700,000 702,415
Senior Bond , 5.875% , 6/22/30 ........................ South Africa 200,000 204,892
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 770,000 848,787
Uruguay Government Bond , Senior Bond , 4.375% , 10/27/27 ...
Uruguay 773,333 774,455
b
Uzbekistan Government Bond , Senior Note , 144A, 7.85% ,
10/12/28 ........................................ Uzbekistan 590,000 624,900
Total Foreign Government and Agency Securities (Cost $ 20,004,825 ) ............
19,894,935
U.S. Government and Agency Securities 0.1%
m
U.S. Treasury Bonds , 1.875%, 2/15/51 ................... United States 386,000 214,645
m ,n
U.S. Treasury Inflation Indexed Bonds , Index Linked, 1.5%,
2/15/53 ......................................... United States 933,000 709,533
m
U.S. Treasury Notes ,
3.5%, 4/30/30 .................................... United States 480,000 468,507
4.125%, 8/31/30 .................................. United States 274,000 273,272
4%, 2/15/34 ..................................... United States 473,900 463,071
Total U.S. Government and Agency Securities (Cost $ 2,129,028 ) ................
2,129,028
Asset-Backed Securities 1.4%
Capital Markets 0.0%
†
b ,k
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.123% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 774,000 774,669
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036% , 12/10/28 .................................. United States 10,016 10,049
b
2013 , 144A, 4.704% , 1/10/36 ......................... United States 202,535 189,148
199,197
a a a a a a
Financial Services 1.4%
b ,k
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 350,000 350,523

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,k
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.112% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 370,000 $ 370,470
b ,k
Ares LXIX CLO Ltd. , 2024-69A , A1R , 144A, FRN , 4.888% ,
( 3-month SOFR + 1.25% ), 4/15/36 . .................... Jersey 1,800,000 1,804,335
b ,k
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.814% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 300,000 300,272
b ,k
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 4.853% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 515,000 515,604
b ,k
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.807% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 814,124 814,903
b ,k
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 500,000 500,995
b ,k
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.914% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 454,000 454,547
b ,k
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
4.628% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 180,610 180,097
b ,k
BXMT Ltd. , 2021-FL4 , A , 144A, FRN , 5.051% , ( 1-month SOFR +
1.414% ), 5/15/38 . ................................. United States 184,873 184,065
b ,k
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 4.747% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 1,120,000 1,121,106
b ,k
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 690,000 690,589
b ,k
CIFC Funding Ltd. ,
2014-2RA , AR , 144A, FRN , 5.027% , ( 3-month SOFR + 1.36% ),
10/24/37 ........................................ United States 400,000 400,398
2021-4A , AR , 144A, FRN , 5.026% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 550,000 551,595
2021-7A , AR , 144A, FRN , 4.756% , ( 3-month SOFR + 1.09% ),
1/23/35 ......................................... United States 1,124,000 1,125,112
b
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 721,000 706,399
b
Compass Datacenters Issuer III LLC , 2025-1A , A2 , 144A,
5.656% , 2/25/50 . .................................. United States 1,318,000 1,320,392
b ,k
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 350,000 350,602
b ,k
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.032% ,
( 3-month SOFR + 1.36% ), 10/21/37 . ................... Jersey 670,000 670,590
b ,k
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.155% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 400,000 400,499
b ,k
Dryden 86 CLO Ltd. , 2020-86A , A1R2 , 144A, FRN , 4.81% ,
( 3-month SOFR + 1.13% ), 7/17/34 . .................... United States 1,600,000 1,601,775
b ,k
Elevation CLO Ltd. , 2021-13A , A1R , 144A, FRN , 4.733% ,
( 3-month SOFR + 1.06% ), 7/15/34 . .................... United States 615,000 615,292
b ,k
Elmwood CLO 16 Ltd. , 2022-3A , BRR , 144A, FRN , 5.125% ,
( 3-month SOFR + 1.45% ), 4/20/37 . .................... United States 400,000 400,684
b ,k
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.052% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 350,000 350,525
b ,k
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.795% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 425,000 424,791
b ,k
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.055% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 500,000 500,432
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 133,715 133,397
b ,k
HalseyPoint CLO 3 Ltd. , 2020-3A , A1R , 144A, FRN , 5.143% ,
( 3-month SOFR + 1.48% ), 7/30/37 . .................... United States 274,000 274,274
b ,k
HalseyPoint CLO 4 Ltd. , 2021-4A , A , 144A, FRN , 5.157% ,
( 3-month SOFR + 1.482% ), 4/20/34 . ................... United States 250,000 250,416
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 420,193 414,491

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 1,352,000 $ 1,345,707
b
J.P. Morgan Mortgage Trust ,
k
2023-HE2 , A1 , 144A, FRN , 5.312% , ( 30-day SOFR Average +
1.7% ), 3/20/54 .................................... United States 135,697 136,080
2024-CES1 , A1A , 144A, 5.919% , 6/25/54 ................ United States 92,592 92,859
k
2026-HE1 , A1 , 144A, FRN , 4.859% , ( 30-day SOFR Average +
1.25% ), 9/20/56 ................................... United States 185,620 186,419
b ,k
KKR CLO 43 Ltd. , 2022-43A , A2R2 , 144A, FRN , 5.121% ,
( 3-month SOFR + 1.45% ), 4/15/38 . .................... Jersey 1,240,000 1,241,779
b ,k
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 4.993% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 364,000 364,803
b ,k
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.089% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 40,749 40,775
k
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 4.563% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 239,252 238,074
b ,k
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.04% , ( 3-month SOFR + 1.36% ), 7/16/37 . ............... United States 380,000 381,103
b
MAST Ltd. , 2026-1A , A , 144A, 5.134% , 2/15/51 . ............ United States 690,446 677,564
k
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
4.588% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 108,846 107,167
b ,k
Mountain View CLO XV Ltd. , 2019-2A , A1R2 , 144A, FRN ,
4.918% , ( 3-month SOFR + 1.29% ), 7/15/37 . .............. United States 550,000 550,271
b ,k
Neuberger Berman Loan Advisers CLO 43 Ltd. , 2021-43A , AR ,
144A, FRN , 4.73% , ( 3-month SOFR + 1.05% ), 7/17/36 . ..... United States 1,600,000 1,600,999
b ,k
Neuberger Berman Loan Advisers CLO 45 Ltd. , 2021-45A , AR ,
144A, FRN , 4.729% , ( 3-month SOFR + 1.06% ), 10/14/36 . ... United States 2,200,000 2,201,109
b ,k
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , BR2 ,
144A, FRN , 5.066% , ( 3-month SOFR + 1.4% ), 10/23/36 . .... Jersey 275,000 275,552
b ,k
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 4.86% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 750,000 750,871
b ,k
Oaktree CLO Ltd. ,
2019-4AR , AR3 , 144A, FRN , Zero Cpn., ( 3-month SOFR +
1.23% ), 7/20/37 ................................... United States 1,000,000 1,000,495
2021-1A , A1R , 144A, FRN , 5.023% , ( 3-month SOFR + 1.35% ),
1/15/38 ......................................... United States 272,000 272,599
b ,k
Octagon Investment Partners 49 Ltd. , 2020-5A , ARR , 144A, FRN ,
4.793% , ( 3-month SOFR + 1.12% ), 4/15/37 . .............. United States 1,080,000 1,079,460
b ,k
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.135% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 526,000 527,729
k
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.813% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 84,295 83,778
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 837,020 831,279
b
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 250,000 246,504
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 1,033,966 1,025,518
b ,k
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.042% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 429,342 429,353
b ,k
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.063% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 350,000 350,952
b ,k
Signal Peak CLO 5 Ltd. , 2018-5A , A1R2 , 144A, FRN , 4.861% ,
( 3-month SOFR + 1.23% ), 4/25/37 . .................... United States 250,000 250,250
b ,k
Sixth Street CLO XXV Ltd. , 2024-25A , A , 144A, FRN , 5.147% ,
( 3-month SOFR + 1.48% ), 7/24/37 . .................... United States 1,000,000 1,000,839
b ,k
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 508,000 508,734
b ,k
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.697% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 450,000 450,210
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 599,000 581,194

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,k
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.573% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 204,204 $ 204,218
b ,k
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.725% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 2,000,000 2,001,215
b ,k
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 4.978% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 118,643 118,889
b ,k
Trinitas CLO XII Ltd. , 2020-12A , A1R2 , 144A, FRN , 4.717% ,
( 3-month SOFR + 1.05% ), 4/25/33 . .................... United States 1,099,925 1,100,586
b ,k
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.784% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 1,000,000 1,001,023
b ,k
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 4.895% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 300,000 300,312
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 146,008 145,010
b ,k
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 976,307 977,246
b ,k
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.115% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 82,969 83,016
b ,k
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.022% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 173,956 174,136
b ,k
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 4.902% ,
( 3-month SOFR + 1.23% ), 1/20/35 . .................... United States 360,000 360,385
b ,k
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.133% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 500,000 500,452
b ,k
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 10/20/34 . ................... United States 620,000 620,822
44,196,506
a a a a a a
Total Asset-Backed Securities (Cost $ 45,181,458 ) .............................
45,170,372
Commercial Mortgage-Backed Securities 1.0%
Financial Services 1.0%
b
1166 Avenue of the Americas Commercial Mortgage Trust II ,
2005-C6A , A3 , 144A, 5.69% , 10/13/37 .................. United States 713,000 721,405
b ,o ,p
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 1.043% , 5/15/53 ......................... United States 5,008,892 141,023
o ,p
BANK , 2020-BN26 , XA , IO, FRN , 1.305% , 3/15/63 .......... United States 2,576,393 80,634
p
BANK5 Trust ,
o
2024-5YR7 , XA , IO, FRN , 1.571% , 6/15/57 .............. United States 7,537,420 252,855
2026-5YR22 , C , FRN , 5.962% , 6/15/59 ................. United States 336,000 337,017
o
2026-5YR23 , XB , IO, FRN , 0.6% , 7/15/31 ............... United States 16,658,000 364,760
Barclays Commercial Mortgage Trust ,
o,p
2019-C4 , XA , IO, FRN , 1.649% , 8/15/52 ................. United States 9,513,242 337,516
2019-C5 , C , 3.71% , 11/15/52 ......................... United States 473,000 436,743
p
BBCMS Mortgage Trust ,
o
2021-C9 , XA , IO, FRN , 1.658% , 2/15/54 ................. United States 2,585,164 144,589
o
2025-5C38 , XA , IO, FRN , 1.674% , 11/15/58 .............. United States 5,113,000 283,379
2026-5C40 , AS , FRN , 5.529% , 2/15/59 ................. United States 320,000 323,813
2026-5C40 , B , FRN , 5.78% , 2/15/59 ................... United States 510,000 515,469
2026-5C40 , C , FRN , 5.813% , 2/15/59 .................. United States 368,000 368,286
Benchmark Mortgage Trust ,
o,p
2020-B22 , XA , IO, FRN , 1.602% , 1/15/54 ................ United States 2,561,532 136,043
o,p
2024-V10 , XA , IO, FRN , 1.522% , 9/15/57 ................ United States 5,153,357 184,757
p
2025-V19 , AS , FRN , 5.597% , 1/15/58 ................... United States 330,000 334,769
2026-V21 , AS , 5.506% , 3/15/59 ....................... United States 360,000 363,195
o,p
2026-V21 , XA , IO, FRN , 1.648% , 3/15/59 ................ United States 3,217,511 189,932

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,k
BIKE Pass-Through Trust ,
2026-BAND , A , 144A, FRN , 5.78% , ( 1-month SOFR + 2.15% ),
7/15/43 ......................................... United States 347,000 $ 347,508
2026-BAND , B , 144A, FRN , 7.78% , ( 1-month SOFR + 4.15% ),
7/15/43 ......................................... United States 318,000 318,844
o ,p
BMO Mortgage Trust , 2026-5C14 , XA , IO, FRN , 1.394% , 3/15/59 United States 7,427,833 359,447
b
BX Trust ,
p
2025-ARIA , C , 144A, FRN , 5.701% , 12/13/42 ............. United States 364,000 363,497
k
2025-VOLT , A , 144A, FRN , 5.325% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 177,000 177,458
k
2026-CLS , A , 144A, FRN , 5.025% , ( 1-month SOFR + 1.4% ),
5/15/43 ......................................... United States 436,000 437,053
k
2026-CLS , D , 144A, FRN , 7.075% , ( 1-month SOFR + 3.45% ),
5/15/43 ......................................... United States 449,000 451,627
p
CFCRE Commercial Mortgage Trust ,
b
2011-C2 , D , 144A, FRN , 5.08% , 12/15/47 ............... United States 47,038 46,272
2017-C8 , B , FRN , 4.199% , 6/15/50 .................... United States 169,000 164,686
p
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 262,000 257,163
Citigroup Commercial Mortgage Trust ,
2016-C3 , A4 , 3.154% , 11/15/49 ....................... United States 413,000 410,660
2016-P4 , AS , 3.075% , 7/10/49 ........................ United States 798,000 791,684
p
COMM Mortgage Trust ,
b
2013-CR13 , D , 144A, FRN , 5.002% , 11/10/46 ............ United States 313,257 177,375
2014-CR17 , C , FRN , 4.941% , 5/10/47 .................. United States 333,000 324,901
b
2014-CR17 , D , 144A, FRN , 5.005% , 5/10/47 ............. United States 442,000 391,608
2014-UBS5 , AM , FRN , 4.193% , 9/10/47 ................. United States 122,945 121,392
2015-CR22 , B , FRN , 3.926% , 3/10/48 .................. United States 159,210 153,228
2015-LC19 , C , FRN , 4.568% , 2/10/48 .................. United States 344,026 335,658
b ,o ,p
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.029% , 1/15/49 ......................... United States 2,892,725 798
CSAIL Commercial Mortgage Trust ,
p
2015-C1 , C , FRN , 3.891% , 4/15/50 .................... United States 538,000 512,441
p
2016-C7 , AS , FRN , 3.958% , 11/15/49 ................... United States 399,000 396,279
2019-C17 , AS , 3.278% , 9/15/52 ....................... United States 430,000 391,279
o,p
2020-C19 , XA , IO, FRN , 1.205% , 3/15/53 ................ United States 10,220,678 305,798
o,p
2021-C20 , XA , IO, FRN , 1.109% , 3/15/54 ................ United States 3,823,184 127,385
b ,p
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.712% , 11/10/42 .................................. United States 415,000 407,533
b ,p
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.534% ,
8/10/44 ......................................... United States 808,977 791,218
b ,p
GS Mortgage Securities Corp. Trust , 2017-375H , A , 144A, FRN ,
3.591% , 9/10/37 ................................... United States 558,000 542,952
p
GS Mortgage Securities Trust ,
o
2014-GC22 , XA , IO, FRN , 0.715% , 6/10/47 .............. United States 763,379 4,305
2015-GC30 , B , FRN , 4.094% , 5/10/50 .................. United States 488,743 477,137
o
2019-GC38 , XA , IO, FRN , 1.168% , 2/10/52 .............. United States 7,581,633 166,038
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP3 , AS , 3.144% , 8/15/49 ........................... United States 556,000 540,852
p
JPMBB Commercial Mortgage Securities Trust ,
2013-C12 , C , FRN , 4.072% , 7/15/45 ................... United States 215,151 212,544
2014-C18 , B , FRN , 4.659% , 2/15/47 ................... United States 395,213 392,695
2014-C18 , C , FRN , 4.659% , 2/15/47 ................... United States 747,000 729,654
2014-C23 , B , FRN , 4.673% , 9/15/47 ................... United States 285,835 283,066
2014-C23 , C , FRN , 4.673% , 9/15/47 ................... United States 700,400 680,981
2014-C24 , AS , FRN , 3.914% , 11/15/47 .................. United States 542,000 524,844
o
2014-C25 , XA , IO, FRN , 0.545% , 11/15/47 ............... United States 1,009,481 4,104

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
p
JPMCC Commercial Mortgage Securities Trust , 2017-JP5 , AS ,
FRN , 3.876% , 3/15/50 .............................. United States 373,000 $ 364,332
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 809,530 805,013
b ,p
MAD Commercial Mortgage Trust ,
2025-11MD , C , 144A, FRN , 5.818% , 10/15/42 ............ United States 397,000 398,962
2025-11MD , D , 144A, FRN , 6.571% , 10/15/42 ............ United States 388,000 391,397
Morgan Stanley Bank of America Merrill Lynch Trust ,
p
2013-C10 , B , FRN , 4.081% , 7/15/46 ................... United States 617,131 587,135
b,p
2013-C9 , D , 144A, FRN , 3.915% , 5/15/46 ............... United States 316,000 288,779
p
2015-C21 , B , FRN , 3.854% , 3/15/48 ................... United States 113,649 111,440
p
2015-C22 , B , FRN , 3.883% , 4/15/48 ................... United States 237,000 217,007
p
2015-C22 , C , FRN , 4.094% , 4/15/48 ................... United States 520,000 442,153
2016-C30 , AS , 3.175% , 9/15/49 ....................... United States 1,162,000 1,148,974
p
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 392,000 386,272
Morgan Stanley Capital I Trust ,
b
2015-UBS8 , D , 144A, 3.18% , 12/15/48 .................. United States 578,000 549,808
p
2016-BNK2 , C , FRN , 4.006% , 11/15/49 ................. United States 148,000 133,130
2018-L1 , A3 , 4.139% , 10/15/51 ....................... United States 268,253 265,499
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 371,000 342,795
b ,k
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.825% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 415,000 415,225
b ,q
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 417,718 52
b
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 2,135,403 2,124,909
b ,p
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 363,000 362,335
o ,p
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 6,475 4
Wells Fargo Commercial Mortgage Trust ,
b,p
2013-LC12 , D , 144A, FRN , 3.865% , 7/15/46 ............. United States 312,000 216,060
b
2016-C33 , D , 144A, 3.123% , 3/15/59 ................... United States 97,884 95,982
b,p
2016-C34 , D , 144A, FRN , 5.424% , 6/15/49 .............. United States 231,711 227,479
o,p
2016-LC25 , XA , IO, FRN , 1.004% , 12/15/59 .............. United States 6,814,046 8,742
p
2020-C56 , B , FRN , 3.726% , 6/15/53 ................... United States 400,000 349,093
o,p
2024-5C1 , XA , IO, FRN , 1.254% , 7/15/57 ................ United States 4,417,468 113,360
o,p
2026-5C10 , XA , IO, FRN , 0.985% , 6/15/59 ............... United States 8,315,000 396,929
p
WFRBS Commercial Mortgage Trust ,
b,q
2011-C3 , D , 144A, FRN , 5.415% , 3/15/44 ............... United States 257,303 94,551
o
2013-C14 , XA , IO, FRN , 0.456% , 6/15/46 ................ United States 91,757 1
b
2013-C15 , D , 144A, FRN , 4.286% , 8/15/46 .............. United States 299,515 211,308
2014-C21 , B , FRN , 4.213% , 8/15/47 ................... United States 840,410 828,180
o
2014-C22 , XA , IO, FRN , 0.383% , 9/15/57 ................ United States 2,229,516 384
2014-C23 , B , FRN , 4.408% , 10/15/57 ................... United States 206,000 202,496
30,717,935
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 31,104,330 ) ..............
30,717,935
Mortgage-Backed Securities 8.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.4%
FHLMC Pool, 30 Year , 2.5%, 8/01/50 - 8/01/51 ............. United States 3,794,837 3,187,614
FHLMC Pool, 30 Year , 3%, 1/01/48 ...................... United States 6,893,226 6,137,092
FHLMC Pool, 30 Year , 4%, 9/01/45 ...................... United States 89,263 85,151
FHLMC Pool, 30 Year , 5.5%, 5/01/53 ..................... United States 912,974 928,732
FHLMC Pool, 30 Year , 6%, 5/01/53 ...................... United States 862,779 890,400
FHLMC Pool, 30 Year , 6.5%, 5/01/53 ..................... United States 171,200 177,279
11,406,268

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 6.2%
FNMA , 2.73%, 9/01/29 ............................... United States 360,578 $ 342,781
FNMA , 3.5%, 6/01/56 - 2/01/57 ......................... United States 4,485,237 4,060,654
FNMA , 4%, 1/01/57 .................................. United States 567,568 532,688
FNMA , 5.28%, 12/01/28 .............................. United States 294,000 298,770
FNMA, 30 Year , 2.5%, 7/01/50 - 8/01/51 .................. United States 18,866,306 15,950,611
FNMA, 30 Year , 3%, 4/01/46 - 4/01/52 .................... United States 9,480,610 8,447,004
FNMA, 30 Year , 3.5%, 4/01/52 ......................... United States 1,370,147 1,254,877
FNMA, 30 Year , 6.5%, 3/01/53 - 5/01/53 .................. United States 1,968,318 2,046,677
r
Uniform Mortgage-Backed Securities , 2% , TBA, 8/25/56 ...... United States 2,020,000 1,612,834
r
Uniform Mortgage-Backed Securities , 2.5% , TBA, 7/25/41 ..... United States 21,900,000 20,558,625
r
Uniform Mortgage-Backed Securities , 2.5% , TBA, 8/25/41 ..... United States 21,900,000 20,476,463
r
Uniform Mortgage-Backed Securities , 2.5% , TBA, 8/25/56 ..... United States 55,190,000 46,105,208
r
Uniform Mortgage-Backed Securities , 3% , TBA, 7/25/56 ...... United States 400,000 351,047
r
Uniform Mortgage-Backed Securities , 3.5% , TBA, 7/25/56 ..... United States 540,000 493,197
r
Uniform Mortgage-Backed Securities , 3.5% , TBA, 8/25/56 ..... United States 15,000,000 13,600,195
r
Uniform Mortgage-Backed Securities , 4% , TBA, 7/25/56 ...... United States 500,000 469,531
r
Uniform Mortgage-Backed Securities , 4.5% , TBA, 8/25/56 ..... United States 3,040,000 2,909,969
r
Uniform Mortgage-Backed Securities , 5%, TBA, 7/25/41 - 8/25/41 United States 3,080,000 3,093,343
r
Uniform Mortgage-Backed Securities , 5% , TBA, 8/25/56 ...... United States 52,540,000 51,571,387
r
Uniform Mortgage-Backed Securities , 5.5% , TBA, 8/25/56 ..... United States 2,610,000 2,614,873
r
Uniform Mortgage-Backed Securities , 6% , TBA, 7/25/56 ...... United States 480,000 490,800
r
Uniform Mortgage-Backed Securities , 6.5% , TBA, 7/25/56 ..... United States 1,270,000 1,314,450
198,595,984
Government National Mortgage Association (GNMA) Fixed Rate 1.8%
GNMA I, Single-family, 30 Year , 4.5%, 5/15/47 .............. United States 245,402 238,599
GNMA II, 30 Year , 5.5%, 7/20/53 ........................ United States 1,489,947 1,521,465
r
GNMA II, Single-family, 30 Year , 2%, 8/15/56 ............... United States 940,000 769,731
GNMA II, Single-family, 30 Year , 3%, 8/20/49 - 1/20/54 ....... United States 23,994,049 21,389,730
r
GNMA II, Single-family, 30 Year , 3%, 8/15/56 ............... United States 24,500,000 21,732,265
GNMA II, Single-family, 30 Year , 4.5%, 5/20/49 ............. United States 65,754 63,514
r
GNMA II, Single-family, 30 Year , 4.5%, 7/15/56 ............. United States 300,000 289,547
r
GNMA II, Single-family, 30 Year , 5%, 8/15/56 ............... United States 2,020,000 1,989,585
GNMA II, Single-family, 30 Year , 5.5%, 6/20/53 - 7/20/53 ...... United States 1,482,602 1,511,361
r
GNMA II, Single-family, 30 Year , 5.5%, 7/15/56 ............. United States 2,350,000 2,365,789
GNMA II, Single-family, 30 Year , 6%, 12/20/48 - 4/20/49 ...... United States 516,242 546,178
r
GNMA II, Single-family, 30 Year , 6%, 7/15/56 - 8/15/56 ....... United States 5,120,000 5,223,885
57,641,649
Total Mortgage-Backed Securities (Cost $ 275,811,896 ) .........................
267,643,901
Residential Mortgage-Backed Securities 0.7%
Financial Services 0.7%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 187,211 187,974
k
Alternative Loan Trust ,
2005-59 , 1A1 , FRN , 4.418% , ( 1-month SOFR + 0.774% ),
11/20/35 ........................................ United States 132,907 126,681
2005-65CB , 2A1 , FRN , 4.188% , ( 1-month SOFR + 0.539% ),
12/25/35 ........................................ United States 649,669 384,677
2006-24CB , A19 , FRN , 4.263% , ( 1-month SOFR + 0.614% ),
8/25/36 ......................................... United States 331,975 130,061
2006-OA10 , 4A1 , FRN , 4.143% , ( 1-month SOFR + 0.494% ),
8/25/46 ......................................... United States 624,636 558,177
2006-OA19 , A1 , FRN , 3.934% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................... United States 333,161 272,479
2006-OA7 , 1A2 , FRN , 4.684% , ( 12-month average of 1-year
CMT + 0.94% ), 6/25/46 ............................. United States 290,945 290,155

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 287,474 $ 286,655
b ,p
Arroyo Mortgage Trust ,
2019-1 , A3 , 144A, FRN , 4.208% , 1/25/49 ................ United States 33,647 32,918
2019-3 , A3 , 144A, FRN , 3.416% , 10/25/48 ............... United States 60,945 58,913
k
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.363% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 46,698 44,865
b
BRAVO Residential Funding Trust , 2023-NQM5 , A1 , 144A,
6.505% , 6/25/63 ................................... United States 122,589 122,768
b ,p
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 170,546 169,736
b ,k
Chase Home Lending Mortgage Trust ,
2025-10 , A11 , 144A, FRN , 4.928% , ( 30-day SOFR Average +
1.3% ), 7/25/56 .................................... United States 122,623 122,962
2025-7 , A11 , 144A, FRN , 5.028% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 100,409 100,961
p
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.683% ,
5/25/35 ......................................... United States 67,881 67,198
b
Cross Mortgage Trust ,
2024-H4 , A1 , 144A, 6.147% , 7/25/69 ................... United States 122,678 123,363
p
2024-H8 , A1 , 144A, FRN , 5.549% , 12/25/69 .............. United States 739,424 742,536
b ,p
CSMC Trust , 2021-RPL4 , A1 , 144A, FRN , 4.148% , 12/27/60 ... United States 192,419 191,934
b ,k
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 5.278% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 21,204 21,231
2021-DNA6 , M2 , 144A, FRN , 5.128% , ( 30-day SOFR Average
+ 1.5% ), 10/25/41 ................................. United States 211,177 211,450
2021-DNA7 , M2 , 144A, FRN , 5.428% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 714,000 715,649
2022-DNA2 , M1A , 144A, FRN , 4.928% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 30,265 30,267
2022-DNA3 , M1B , 144A, FRN , 6.528% , ( 30-day SOFR Average
+ 2.9% ), 4/25/42 .................................. United States 24,000 24,359
2022-DNA5 , M1A , 144A, FRN , 6.578% , ( 30-day SOFR Average
+ 2.95% ), 6/25/42 ................................. United States 223,844 226,547
2022-DNA6 , M1A , 144A, FRN , 5.778% , ( 30-day SOFR Average
+ 2.15% ), 9/25/42 ................................. United States 8,984 9,001
2022-DNA6 , M1B , 144A, FRN , 7.328% , ( 30-day SOFR Average
+ 3.7% ), 9/25/42 .................................. United States 24,000 24,768
2023-DNA1 , M1A , 144A, FRN , 5.73% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 91,591 92,668
2023-HQA2 , M1A , 144A, FRN , 5.628% , ( 30-day SOFR Average
+ 2% ), 6/25/43 .................................... United States 15,350 15,362
2023-HQA3 , A1 , 144A, FRN , 5.478% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 75,555 75,938
2023-HQA3 , M1 , 144A, FRN , 5.478% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 37,621 37,804
2024-DNA1 , A1 , 144A, FRN , 4.978% , ( 30-day SOFR Average +
1.35% ), 2/25/44 ................................... United States 79,149 79,439
2024-DNA2 , A1 , 144A, FRN , 4.878% , ( 30-day SOFR Average +
1.25% ), 5/25/44 ................................... United States 82,143 82,444
2025-DNA1 , A1 , 144A, FRN , 4.578% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 523,020 523,653
2025-DNA3 , M1 , 144A, FRN , 4.728% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 244,114 244,360
2025-DNA4 , M1 , 144A, FRN , 4.728% , ( 30-day SOFR Average
+ 1.1% ), 10/25/45 ................................. United States 173,209 173,379

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA Connecticut Avenue Securities Trust ,
2016-C04 , 1M2 , FRN , 7.992% , ( 30-day SOFR Average +
4.364% ), 1/25/29 .................................. United States 270,284 $ 270,932
2016-C05 , 2M2 , FRN , 8.192% , ( 30-day SOFR Average +
4.564% ), 1/25/29 .................................. United States 213,910 214,454
2016-C06 , 1M2 , FRN , 7.992% , ( 30-day SOFR Average +
4.364% ), 4/25/29 .................................. United States 128,978 129,778
2016-C07 , 2M2 , FRN , 8.092% , ( 30-day SOFR Average +
4.464% ), 5/25/29 .................................. United States 197,557 199,952
2018-C02 , 2M2 , FRN , 5.942% , ( 30-day SOFR Average +
2.314% ), 8/25/30 .................................. United States 8,485 8,599
b
2021-R03 , 1M2 , 144A, FRN , 5.278% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 222,095 222,828
b
2022-R01 , 1M1 , 144A, FRN , 4.628% , ( 30-day SOFR Average +
1% ), 12/25/41 .................................... United States 4,501 4,500
b
2022-R02 , 2M2 , 144A, FRN , 6.628% , ( 30-day SOFR Average +
3% ), 1/25/42 ..................................... United States 411,681 416,050
b
2022-R03 , 1M2 , 144A, FRN , 7.128% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 104,000 105,833
b
2022-R04 , 1M2 , 144A, FRN , 6.728% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 102,000 103,292
b
2022-R05 , 2M2 , 144A, FRN , 6.628% , ( 30-day SOFR Average +
3% ), 4/25/42 ..................................... United States 891,303 901,987
b
2022-R09 , 2M1 , 144A, FRN , 6.128% , ( 30-day SOFR Average +
2.5% ), 9/25/42 .................................... United States 60,470 60,919
b
2023-R06 , 1M1 , 144A, FRN , 5.328% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 21,274 21,317
b
2023-R07 , 2M1 , 144A, FRN , 5.578% , ( 30-day SOFR Average +
1.95% ), 9/25/43 ................................... United States 7,401 7,417
b
2024-R02 , 1M1 , 144A, FRN , 4.728% , ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 1,262 1,262
b
2024-R03 , 2M1 , 144A, FRN , 4.778% , ( 30-day SOFR Average +
1.15% ), 3/25/44 ................................... United States 8,530 8,533
b
2024-R06 , 1A1 , 144A, FRN , 4.778% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 184,784 185,314
b
2025-R01 , 1A1 , 144A, FRN , 4.578% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 179,454 179,632
b
2025-R01 , 1M1 , 144A, FRN , 4.728% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 78,740 78,777
b
2025-R02 , 1A1 , 144A, FRN , 4.628% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 182,772 183,067
b
2025-R02 , 1M1 , 144A, FRN , 4.778% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 169,137 169,200
b
2025-R03 , 2A1 , 144A, FRN , 5.078% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 30,364 30,520
b
2025-R04 , 1A1 , 144A, FRN , 4.628% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 127,702 127,905
b
2025-R04 , 1M1 , 144A, FRN , 4.828% , ( 30-day SOFR Average +
1.2% ), 5/25/45 .................................... United States 227,411 227,636
b
2025-R06 , 1A1 , 144A, FRN , 4.528% , ( 30-day SOFR Average +
0.9% ), 9/25/45 .................................... United States 294,659 294,962
b
2026-R01 , 2A1 , 144A, FRN , 4.478% , ( 30-day SOFR Average +
0.85% ), 1/25/46 ................................... United States 492,734 492,753
b
2026-R01 , 2M1 , 144A, FRN , 4.628% , ( 30-day SOFR Average +
1% ), 1/25/46 ..................................... United States 459,011 459,054
b
2026-R02 , 1M1 , 144A, FRN , 4.678% , ( 30-day SOFR Average +
1.05% ), 2/25/46 ................................... United States 372,725 372,932

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA Connecticut Avenue Securities Trust, (continued)
b
2026-R03 , 2A1 , 144A, FRN , 4.728% , ( 30-day SOFR Average +
1.1% ), 4/25/46 .................................... United States 882,350 $ 885,088
b ,k
GS Mortgage-Backed Securities Trust , 2025-PJ10 , A27 , 144A,
FRN , 4.978% , ( 30-day SOFR Average + 1.35% ), 4/25/56 .... United States 526,789 528,133
b
Imperial Fund Mortgage Trust , 2022-NQM5 , A1 , 144A, 5.39% ,
8/25/67 ......................................... United States 111,999 111,715
b
J.P. Morgan Mortgage Trust ,
k
2024-10 , A11 , 144A, FRN , 4.878% , ( 30-day SOFR Average +
1.25% ), 3/25/55 ................................... United States 136,531 136,580
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................. United States 236,614 237,273
2024-VIS2 , A2 , 144A, 6.106% , 11/25/64 ................. United States 604,197 606,105
k
2025-1 , A11 , 144A, FRN , 4.878% , ( 30-day SOFR Average +
1.25% ), 6/25/55 ................................... United States 177,731 177,503
k
2025-2 , A11 , 144A, FRN , 4.878% , ( 30-day SOFR Average +
1.25% ), 7/25/55 ................................... United States 229,063 229,842
2026-NQX2 , A1FC , 144A, 5.628% , 10/25/66 ............. United States 820,000 819,998
b
MFA Trust ,
2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ................. United States 108,543 108,692
2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ................ United States 187,130 186,356
b ,p
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 3.933% , 8/26/47 .............................. United States 10,882 10,898
b ,k
New Residential Mortgage Loan Trust , 2018-4A , A1M , 144A,
FRN , 4.663% , ( 1-month SOFR + 1.014% ), 1/25/48 ......... United States 105,294 104,408
b ,k
OBX Trust ,
2025-J2 , AF , 144A, FRN , 4.928% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 154,206 154,678
2026-INV3 , AF2 , 144A, FRN , 4.978% , ( 30-day SOFR Average +
1.35% ), 4/25/56 ................................... United States 376,510 376,702
b ,p
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 39,364 38,630
b ,k
PMT Loan Trust , 2025-INV10 , A36 , 144A, FRN , 4.978% , ( 30-day
SOFR Average + 1.35% ), 10/01/56 .................... United States 342,949 343,471
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 179,460 178,091
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 386,043 381,469
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 923,245 929,132
b ,p
Starwood Mortgage Residential Trust , 2020-3 , A3 , 144A, FRN ,
2.591% , 4/25/65 ................................... United States 757,000 696,582
b ,k
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.543% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 967,000 967,489
2025-3 , A , 144A, FRN , 4.543% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 960,000 964,629
2025-7 , A , 144A, FRN , 4.543% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 972,000 977,676
b ,k
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN ,
4.628% , ( 30-day SOFR Average + 1% ), 2/25/46 ........... United States 168,951 168,980
k
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.463% , ( 1-month SOFR + 1.814% ), 5/25/47 ......... United States 424,717 352,577
b ,p
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 282,000 268,183
WaMu Mortgage Pass-Through Certificates Trust ,
k
2005-AR11 , A1B3 , FRN , 4.563% , ( 1-month SOFR + 0.914% ),
8/25/45 ......................................... United States 77,902 74,340
k
2005-AR9 , A1C3 , FRN , 4.723% , ( 1-month SOFR + 1.074% ),
7/25/45 ......................................... United States 111,781 108,247

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
WaMu Mortgage Pass-Through Certificates Trust, (continued)
p
2007-HY2 , 1A1 , FRN , 4.015% , 12/25/36 ................ United States 265,171 $ 246,111
23,452,315
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 23,583,907 ) ...............
23,452,315
Agency Commercial Mortgage-Backed Securities 0.9%
Financial Services 0.9%
FHLMC ,
p
3117 , AF , FRN , Zero Cpn., 2/15/36 ..................... United States 2,834 2,501
3391 , Strip , 4/15/37 ................................ United States 1,655 1,445
k
3408 , EK , FRN , 10.875% , ( - 4 x 30-day SOFR Average +
25.332% ), 4/15/37 ................................. United States 20,535 23,313
k
406 , F30 , FRN , 4.778% , ( 30-day SOFR Average + 1.15% ),
10/25/53 ........................................ United States 306,379 309,412
k,o
4326 , GS , IO, FRN , 2.343% , ( - 1 x 30-day SOFR Average +
5.936% ), 4/15/44 .................................. United States 3,701,727 328,624
o
5010 , IA , IO, 3.5% , 9/25/50 .......................... United States 2,581,163 456,188
o
5024 , HI , IO, 4.5% , 10/25/50 ......................... United States 3,305,168 752,442
o
5036 , IK , IO, 4% , 4/25/50 ............................ United States 3,456,088 721,701
o
5079 , BI , IO, 5.5% , 2/25/51 .......................... United States 2,086,577 350,653
o
5104 , HI , IO, 3.5% , 6/25/49 .......................... United States 4,855,583 890,414
o
5121 , KI , IO, 4% , 6/25/51 ............................ United States 3,518,296 847,556
o
5134 , IB , IO, 4% , 8/25/51 ............................ United States 4,085,031 810,186
o
5138 , YI , IO, 4.5% , 12/25/49 ......................... United States 4,773,559 1,297,152
o
5142 , AI , IO, 3.5% , 9/25/51 .......................... United States 3,758,535 718,198
o
5236 , KI , IO, 4% , 11/25/51 ........................... United States 10,177,240 2,041,080
k
5387 , DF , FRN , 4.828% , ( 30-day SOFR Average + 1.2% ),
3/25/54 ......................................... United States 903,217 914,004
k
5393 , FA , FRN , 4.828% , ( 30-day SOFR Average + 1.2% ),
12/25/53 ........................................ United States 978,722 990,401
k
5438 , FC , FRN , 4.728% , ( 30-day SOFR Average + 1.1% ),
8/25/54 ......................................... United States 670,723 676,682
k
5440 , FH , FRN , 4.728% , ( 30-day SOFR Average + 1.1% ),
7/25/54 ......................................... United States 1,249,923 1,261,317
k
5446 , DF , FRN , 4.778% , ( 30-day SOFR Average + 1.15% ),
8/25/54 ......................................... United States 938,946 948,767
k
5466 , FG , FRN , 4.578% , ( 30-day SOFR Average + 0.95% ),
10/25/54 ........................................ United States 2,254,771 2,266,106
FNMA ,
2006-84 , OT , Strip , 9/25/36 .......................... United States 578 487
2007-14 , KO , Strip , 3/25/37 .......................... United States 4,132 3,521
o
2020-31 , BI , IO, 4% , 5/25/50 ......................... United States 1,500,601 293,700
o
2020-78 , JI , IO, 4% , 3/25/50 .......................... United States 3,183,184 729,815
o
2020-96 , JI , IO, 3% , 1/25/51 .......................... United States 6,251,701 1,019,905
o
2021-28 , NI , IO, 3% , 5/25/41 ......................... United States 5,118,160 481,133
o
2021-45 , MI , IO, 2.5% , 2/25/49 ........................ United States 5,594,135 672,888
o
2021-65 , LI , IO, 3.5% , 10/25/51 ....................... United States 3,121,149 590,631
k
2024-82 , FE , FRN , 4.578% , ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 327,876 329,525
k
2024-89 , FA , FRN , 4.828% , ( 30-day SOFR Average + 1.2% ),
12/25/54 ........................................ United States 525,826 532,090
k
2024-98 , FA , FRN , 4.778% , ( 30-day SOFR Average + 1.15% ),
12/25/53 ........................................ United States 309,405 312,674
k
2025-25 , FB , FRN , 4.578% , ( 30-day SOFR Average + 0.95% ),
4/25/55 ......................................... United States 702,804 706,694

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
k
2025-41 , FA , FRN , 4.778% , ( 30-day SOFR Average + 1.15% ),
6/25/54 ......................................... United States 252,209 $ 255,164
GNMA ,
o,p
2015-H26 , EI , IO, FRN , 1.709% , 10/20/65 ............... United States 383,508 14,584
o,p
2016-H16 , LI , IO, FRN , 2.667% , 7/20/66 ................ United States 1,629,270 88,639
o,p
2020-103 , IO, FRN , 0.855% , 1/16/63 ................... United States 5,154,798 328,178
o
2021-117 , MI , IO, 3.5% , 5/20/42 ....................... United States 5,200,545 779,775
o
2021-214 , AI , IO, 4% , 12/20/51 ....................... United States 2,725,332 528,184
o
2021-27 , IT , IO, 3% , 2/20/51 .......................... United States 3,715,796 624,744
o
2022-30 , IG , IO, 3% , 2/20/52 ......................... United States 11,275,417 1,671,092
k
2023-152 , FB , FRN , 4.759% , ( 30-day SOFR Average + 1.15% ),
4/20/51 ......................................... United States 571,704 585,064
k
2024-78 , QF , FRN , 4.709% , ( 30-day SOFR Average + 1.1% ),
5/20/54 ......................................... United States 588,381 593,644
k,o
2025-120 , SD , IO, FRN , 2.246% , ( - 1 x 1-month SOFR +
5.886% ), 10/20/49 ................................. United States 4,132,484 412,031
k
2025-169 , FC , FRN , 4.609% , ( 30-day SOFR Average + 1% ),
10/20/55 ........................................ United States 615,859 620,625
28,782,929
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 26,665,511 ) .......
28,782,929
Municipal Bonds 0.1%
Alabama 0.0%
†
Alabama Economic Settlement Authority , BP Settlement Fund ,
Revenue , 2016 B , 4.263% , 9/15/32 .................... United States 435,000 429,513
California 0.0%
†
State of California , GO , 4.35% , 11/01/32 ..................
United States 375,000 371,208
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 275,000 286,207
Illinois 0.0%
†
City of Chicago , GO , 2017 B , PEDM , 7.045% , 1/01/29 ........
United States 140,000 142,720
State of Illinois , GO , 2026 A , 4.854% , 4/01/32 ..............
United States 310,000 310,609
453,329
Pennsylvania 0.0%
†
Philadelphia Authority for Industrial Development , City of
Philadelphia , Revenue , 2004 , NATL Insured , 6.55% , 10/15/28 United States 235,000 245,037
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 4.132% , 11/01/30 ......... United States 155,000 152,344
397,381
South Carolina 0.1%
South Carolina Public Service Authority , Revenue , 2009 F , 5.74% ,
1/01/30 ......................................... United States 560,000 573,433

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 0.0%
†
Virginia Commonwealth University , Revenue , 2020 B , Refunding ,
2.124% , 11/01/30 .................................. United States 275,000 $ 250,466
Total Municipal Bonds (Cost $ 2,798,906 ) .....................................
2,761,537
Total Long Term Investments (Cost $ 2,328,871,763 ) ...........................
3,239,935,194
a
Short Term Investments 3.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.5%
g ,s
U.S. Treasury Bills ,
3.37%, 7/16/26 ................................... United States 41,200,000 41,138,303
3.75%, 10/22/26 ................................... United States 9,300,000 9,190,786
50,329,089
Total U.S. Government and Agency Securities (Cost $ 50,333,366 ) ...............
50,329,089
Shares
Management Investment Companies 1.9%
t,u
Putnam Short Term Investment Fund , Class P , 3.837% ....... United States 60,441,705 60,441,705
Total Management Investment Companies (Cost $ 60,441,705 ) ..................
60,441,705
Money Market Funds 0.4%
u,v
JPM USD Treasury CNAV Fund , 3.149% .................. Luxembourg 10,694 10,694
t,u,v
Putnam Government Money Market Fund , Class G , 3.477% ... United States 11,148,204 11,148,204
Total Money Market Funds (Cost $ 11,158,898 ) ................................
11,158,898
Total Short Term Investments (Cost $ 121,933,969 ) .............................
121,929,692
a
Total Investments (Cost $ 2,450,805,732 ) 105.8% ..............................
$3,361,864,886
TBA Sale Commitments (1.1) % ..............................................
(35,887,270)
Other Assets, less Liabilities (4.7) % .........................................
(151,301,983)
Net Assets 100.0% .........................................................
$3,174,675,633
a a a
Principal
Amount
*
w
TBA Sale Commitments (1.1)%
Mortgage-Backed Securities (1.1)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.9)%
Uniform Mortgage-Backed Securities ,
2.5% , TBA, 7/25/41 ................................ United States (21,900,000) (20,558,625)
3% , TBA, 7/25/56 .................................. United States (400,000) (351,047)
3% , TBA, 8/25/56 .................................. United States (400,000) (348,625)
3.5% , TBA, 7/25/56 ................................ United States (540,000) (493,197)
3.5% , TBA, 8/25/56 ................................ United States (140,000) (126,935)
4% , TBA, 7/25/56 .................................. United States (500,000) (469,531)
4% , TBA, 8/25/56 .................................. United States (500,000) (467,030)
5% , TBA, 7/25/41 .................................. United States (1,540,000) (1,548,903)
6% , TBA, 7/25/56 .................................. United States (480,000) (490,800)
6% , TBA, 8/25/56 .................................. United States (480,000) (489,161)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
Uniform Mortgage-Backed Securities, (continued)
6.5% , TBA, 7/25/56 ................................ United States (1,270,000) $ (1,314,450)
6.5% , TBA, 8/25/56 ................................ United States (1,270,000) (1,312,307)
(27,970,611)
Government National Mortgage Association (GNMA) Fixed Rate (0.2)%
GNMA II, Single-family, 30 Year ,
4.5% , 7/15/56 .................................... United States (300,000) (289,547)
4.5% , 8/15/56 .................................... United States (300,000) (287,929)
5.5% , 7/15/56 .................................... United States (2,350,000) (2,365,789)
5.5% , 8/15/56 .................................... United States (2,350,000) (2,358,794)
6% , 7/15/56 ...................................... United States (2,560,000) (2,614,600)
(7,916,659)
Total TBA Sale Commitments (Proceeds $ (35,887,317) ) ........................
$(35,887,270)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $253,704,635, representing 8.0% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
See Note 3 regarding restricted securities.
g
The rate shown represents the yield at period end.
h
Income may be received in additional securities and/or cash.
i
The coupon rate shown represents the rate at period end.
j
Perpetual security with no stated maturity date.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
See Note 4 regarding unfunded loan commitments.
m
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
n
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
o
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
p
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
q
Defaulted security or security for which income has been deemed uncollectible.
r
Security purchased on a to-be-announced (TBA) basis.
s
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the aggregate value of these securities pledged amounted to $49,470,243, representing 1.6% of net assets.
t
See Note 5 regarding investments in affiliated management investment companies.
u
The rate shown is the annualized seven-day effective yield at period end.
v
The security is owned by Franklin Dynamic Asset Allocation Balanced Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
w
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

At June 30, 2026, the Fund had the following futures contracts outstanding.
At June 30, 2026, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Short 466 $ 73,285,490 9/18/26 $ 737,506
MSCI Emerging Markets Index .................. Long 38 3,338,870 9/18/26 275
Russell 2000 E-Mini Index ...................... Short 252 38,374,560 9/18/26 (377,887)
S&P 500 E-Mini Index ......................... Short 1,105 417,040,812 9/18/26 (2,737,318)
S&P/TSX 60 Index ........................... Long 160 46,382,796 9/17/26 29,063
SPI 200 Index ............................... Short 305 46,329,985 9/17/26 715,317
TOPIX Index ................................ Long 131 32,251,484 9/10/26 849,597
Interest rate contracts
Euro-Bobl .................................. Short 51 6,723,493 9/08/26 (41,632)
Euro-BTP .................................. Long 54 7,363,943 9/08/26 91,463
Euro-Bund ................................. Long 50 7,274,934 9/08/26 87,214
Euro-OAT .................................. Long 83 11,378,399 9/08/26 87,015
Euro-Schatz ................................ Long 80 9,685,592 9/08/26 23,833
Japan 10 Year Bonds ......................... Long 44 34,575,971 9/14/26 102,582
Long Gilt ................................... Long 68 8,046,617 9/28/26 99,470
Short-Term Euro-BTP ......................... Long 13 1,590,099 9/08/26 5,675
U.S. Treasury 10 Year Notes .................... Long 659 72,417,922 9/21/26 133,890
U.S. Treasury 10 Year Ultra Notes ................ Short 69 7,760,344 9/21/26 (39,984)
U.S. Treasury 2 Year Notes ..................... Long 681 140,376,445 9/30/26 (222,290)
U.S. Treasury 5 Year Notes ..................... Long 1,260 134,879,062 9/30/26 (79,704)
U.S. Treasury Long Bonds ..................... Long 614 69,689,000 9/21/26 897,009
U.S. Treasury Ultra Bonds ...................... Long 384 44,604,000 9/21/26 767,540
Total Futures Contracts ...................................................................... $1,128,634
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 589,900 415,862 7/15/26 $ — $ (7,543)
Australian Dollar .... BZWS Buy 182,300 128,517 7/15/26 — (2,332)
Australian Dollar .... MSCO Buy 76,200 54,191 7/15/26 — (1,447)
Australian Dollar .... MSCO Sell 3,812,200 2,688,361 7/15/26 49,617 —
Australian Dollar .... SSBT Buy 1,931,400 1,361,610 7/15/26 — (24,726)
Australian Dollar .... TDOM Buy 634,400 447,239 7/15/26 — (8,118)
Australian Dollar .... UBSW Buy 522,400 368,246 7/15/26 — (6,649)
Australian Dollar .... WPAC Buy 7,786,200 5,488,944 7/15/26 — (99,461)
Canadian Dollar .... BOFA Buy 41,371,500 30,053,174 7/15/26 — (865,044)
Canadian Dollar .... BOFA Sell 236,100 169,576 7/15/26 3,004 —
Canadian Dollar .... BZWS Sell 2,000 1,453 7/15/26 42 —
Canadian Dollar .... HSBK Sell 1,255,600 915,290 7/15/26 29,448 —
Canadian Dollar .... JPHQ Sell 1,280,300 930,014 7/15/26 26,746 —

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... MSCO Sell 1,373,600 982,580 7/15/26 $ 13,961 $ (474)
Canadian Dollar .... SSBT Buy 160,800 117,504 7/15/26 — (4,057)
Canadian Dollar .... SSBT Sell 112,300 81,574 7/15/26 2,345 —
Canadian Dollar .... UBSW Sell 6,455,000 4,689,651 7/15/26 135,565 —
Israeli New Shekel .. BZWS Buy 358,600 117,141 7/15/26 3,404 —
Israeli New Shekel .. CITI Buy 33,100 10,810 7/15/26 316 —
Israeli New Shekel .. GSCO Sell 93,200 30,444 7/15/26 — (886)
Israeli New Shekel .. HSBK Buy 1,391,000 454,331 7/15/26 13,261 —
Israeli New Shekel .. UBSW Buy 981,600 320,684 7/15/26 9,286 —
New Zealand Dollar . MSCO Buy 198,300 116,325 7/15/26 — (3,644)
Chinese Yuan ...... CITI Sell 27,275,100 4,037,615 8/12/26 9,729 —
Hong Kong Dollar ... BOFA Buy 9,501,900 1,213,510 8/12/26 — (61)
Hong Kong Dollar ... BOFA Sell 225,900 28,935 8/12/26 87 —
Hong Kong Dollar ... CITI Sell 287,700 36,848 8/12/26 107 —
Hong Kong Dollar ... GSCO Buy 10,081,800 1,291,413 8/12/26 — (3,907)
Hong Kong Dollar ... HSBK Sell 34,796,300 4,455,934 8/12/26 12,241 —
Hong Kong Dollar ... MSCO Buy 2,526,300 323,564 8/12/26 — (940)
Hong Kong Dollar ... SSBT Buy 4,041,600 517,704 8/12/26 — (1,568)
Hong Kong Dollar ... SSBT Sell 4,116,900 527,219 8/12/26 1,466 —
Hong Kong Dollar ... UBSW Sell 828,200 106,077 8/12/26 311 —
Japanese Yen ...... BOFA Buy 62,729,500 403,441 8/12/26 — (16,325)
Japanese Yen ...... BOFA Sell 55,473,800 351,303 8/12/26 8,962 —
Japanese Yen ...... BZWS Sell 96,262,200 619,202 8/12/26 25,148 —
Japanese Yen ...... CITI Sell 320,077,100 2,058,998 8/12/26 83,738 —
Japanese Yen ...... GSCO Buy 133,133,500 856,428 8/12/26 — (34,835)
Japanese Yen ...... HSBK Sell 167,787,500 1,079,342 8/12/26 43,891 —
Japanese Yen ...... JPHQ Buy 28,937,400 186,147 8/12/26 — (7,568)
Japanese Yen ...... MSCO Buy 1,356,779,800 8,664,551 8/12/26 — (291,588)
Japanese Yen ...... MSCO Sell 261,335,100 1,637,393 8/12/26 24,642 —
Japanese Yen ...... SSBT Sell 216,694,600 1,393,889 8/12/26 56,623 —
Japanese Yen ...... TDOM Sell 51,757,900 332,923 8/12/26 13,515 —
Japanese Yen ...... UBSW Buy 398,324,300 2,521,002 8/12/26 — (62,861)
Japanese Yen ...... UBSW Sell 500,182,300 3,208,491 8/12/26 121,765 —
Singapore Dollar .... BZWS Sell 3,300 2,620 8/12/26 62 —
Singapore Dollar .... HSBK Buy 4,500 3,573 8/12/26 — (84)
Singapore Dollar .... JPHQ Buy 1,248,800 991,497 8/12/26 — (23,345)
Singapore Dollar .... MSCO Buy 439,600 349,057 8/12/26 — (8,251)
Singapore Dollar .... SSBT Buy 2,286,200 1,815,184 8/12/26 — (42,771)
Singapore Dollar .... SSBT Sell 1,463,700 1,148,805 8/12/26 14,049 —
British Pound ...... BOFA Sell 1,326,400 1,782,456 9/16/26 23,058 —
British Pound ...... BZWS Sell 700 941 9/16/26 12 —
British Pound ...... CITI Sell 8,946,700 12,013,593 9/16/26 146,279 —
British Pound ...... GSCO Sell 412,700 554,083 9/16/26 6,659 —
British Pound ...... HSBK Buy 287,400 385,896 9/16/26 — (4,675)
British Pound ...... HSBK Sell 2,581,200 3,465,113 9/16/26 41,291 —
British Pound ...... JPHQ Sell 258,500 347,035 9/16/26 4,149 —
British Pound ...... MSCO Buy 580,600 777,629 9/16/26 — (7,494)
British Pound ...... MSCO Sell 3,126,400 4,190,769 9/16/26 44,858 (1,090)
British Pound ...... SSBT Sell 1,746,900 2,343,000 9/16/26 25,832 —
British Pound ...... TDOM Buy 1,072,100 1,438,356 9/16/26 — (16,273)
British Pound ...... UBSW Sell 3,153,000 4,230,790 9/16/26 48,506 —
Danish Krone ...... BOFA Buy 3,378,900 527,196 9/16/26 — (8,541)
Danish Krone ...... BZWS Sell 2,691,000 419,826 9/16/26 6,762 —
Danish Krone ...... CITI Sell 6,140,300 957,743 9/16/26 15,218 —
Danish Krone ...... HSBK Buy 2,364,700 368,706 9/16/26 — (5,729)
Danish Krone ...... MSCO Sell 30,124,500 4,690,008 9/16/26 66,867 (916)
Danish Krone ...... SSBT Buy 185,500 28,902 9/16/26 — (428)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Danish Krone ...... TDOM Buy 85,400 13,308 9/16/26 $ — $ (200)
Danish Krone ...... TDOM Sell 1,884,500 288,626 9/16/26 — (641)
Danish Krone ...... UBSW Sell 1,021,800 159,273 9/16/26 2,428 —
Euro ............. BOFA Buy 1,710,300 1,992,705 9/16/26 — (32,168)
Euro ............. BOFA Sell 399,800 458,113 9/16/26 749 (932)
Euro ............. BZWS Sell 2,882,600 3,358,128 9/16/26 53,771 —
Euro ............. CITI Sell 1,338,400 1,558,673 9/16/26 24,450 —
Euro ............. GSCO Sell 1,495,600 1,741,178 9/16/26 26,754 —
Euro ............. HSBK Sell 4,625,200 5,380,865 9/16/26 79,071 (126)
Euro ............. JPHQ Buy 494,600 564,716 9/16/26 2,249 —
Euro ............. JPHQ Sell 895,500 1,042,493 9/16/26 15,971 —
Euro ............. MSCO Buy 3,409,500 3,913,068 9/16/26 6,761 (11,480)
Euro ............. MSCO Sell 10,859,300 12,617,277 9/16/26 173,627 (4,490)
Euro ............. SSBT Buy 166,300 193,497 9/16/26 — (2,865)
Euro ............. TDOM Buy 69,500 80,874 9/16/26 — (1,205)
Euro ............. UBSW Buy 347,600 404,555 9/16/26 — (6,097)
Euro ............. WPAC Sell 157,800 183,601 9/16/26 2,713 —
Norwegian Krone ... BZWS Sell 186,600 19,576 9/16/26 745 —
Norwegian Krone ... JPHQ Sell 9,282,100 972,145 9/16/26 35,435 —
Norwegian Krone ... MSCO Buy 4,603,300 482,153 9/16/26 — (17,608)
Swedish Krona ..... BOFA Buy 474,600 50,895 9/16/26 — (1,736)
Swedish Krona ..... BZWS Buy 11,286,900 1,210,106 9/16/26 — (41,026)
Swedish Krona ..... HSBK Buy 12,502,200 1,335,946 9/16/26 — (40,988)
Swedish Krona ..... MSCO Sell 5,390,500 576,692 9/16/26 18,353 —
Swedish Krona ..... SSBT Buy 3,041,800 325,144 9/16/26 — (10,079)
Swedish Krona ..... TDOM Buy 2,625,100 280,762 9/16/26 — (8,858)
Swiss Franc ....... BOFA Sell 998,300 1,271,234 9/16/26 25,087 —
Swiss Franc ....... BZWS Buy 40,800 51,972 9/16/26 — (1,043)
Swiss Franc ....... CITI Buy 270,600 341,346 9/16/26 — (3,565)
Swiss Franc ....... CITI Sell 132,100 168,070 9/16/26 3,174 —
Swiss Franc ....... GSCO Sell 2,782,800 3,540,345 9/16/26 66,661 —
Swiss Franc ....... HSBK Buy 1,041,900 1,325,320 9/16/26 — (24,748)
Swiss Franc ....... HSBK Sell 163,600 208,171 9/16/26 3,954 —
Swiss Franc ....... JPHQ Buy 962,700 1,223,731 9/16/26 — (22,022)
Swiss Franc ....... MSCO Buy 140,600 175,119 9/16/26 387 —
Swiss Franc ....... MSCO Sell 1,256,700 1,598,869 9/16/26 30,169 —
Swiss Franc ....... SSBT Buy 1,432,700 1,822,029 9/16/26 — (33,632)
Swiss Franc ....... TDOM Buy 240,300 305,531 9/16/26 — (5,572)
Swiss Franc ....... UBSW Buy 748,500 952,193 9/16/26 — (17,864)
Total Forward Exchange Contracts ................................................... $1,705,331 $(1,852,576)
Net unrealized appreciation (depreciation) ............................................ $(147,245)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At June 30, 2026, the Fund had the following credit default swap contracts outstanding.
At June 30, 2026, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 10,004,000 $ 812,085 $ 553,860 $ 258,225
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 264,257,000 5,867,489 5,578,600 288,889
Investment
Grade
iTraxx Europe
Main 45 .... 1.00% Quarterly 6/20/31 22,192,000 EUR 575,022 525,535 49,487
Investment
Grade
Total Credit Default Swap Contracts ........................................ $7,254,596 $6,657,995 $596,601
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/28 177,882,000 $ (118,356) $ (453,160) $ 334,804
Receive Fixed 2.86% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/16/28 10,554,000 CAD 19,718 23,822 (4,104)
Receive Fixed 2.92% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/28 27,839,000 EUR 112,447 87,969 24,478
Receive Fixed 4.04% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/28 152,217,000 43,556 335,490 (291,934)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.94% .... Annual 9/16/28 2,935,000 EUR (13,142) (10,598) (2,544)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 1.54% .. Quarterly
Pay Floating 1-week
CNY-Fixing Repo Rate Quarterly 9/16/31 277,464,000 CNY $ 145,780 $ (7,896) $ 153,676
Receive Fixed 2.94% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/31 5,336,000 EUR 53,911 34,179 19,732
Receive Fixed 4.02% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/31 1,372,000 6,232 7,108 (876)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/33 10,435,000 (69,237) (54,826) (14,411)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.08% .... Annual 9/16/33 20,206,000 (158,472) (126,286) (32,186)
Receive Fixed 3.12% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/36 10,008,000 EUR 186,628 92,072 94,556
Receive Fixed 3.32% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/16/36 5,544,000 CAD 54,628 48,170 6,458
Receive Fixed 4.16% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/36 75,650,000 783,459 510,594 272,865
Receive Fixed 4.18% .. Quarterly
Pay Floating 3-month
CD_KSDA ......... Quarterly 9/16/36 8,973,236,000 KRW 109,150 97,338 11,812
Receive Fixed 3.24% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/56 1,970,000 EUR 69,586 20,519 49,067
Receive Fixed 3.58% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/16/56 1,224,000 CAD 19,848 15,895 3,953
Receive Fixed 4.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 22,640,000 414,960 153,888 261,072
Receive Fixed 4.32% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 3,048,000 66,156 28,136 38,020
Total Interest Rate Swap Contracts ................................. $1,726,852 $ 802,414 $924,438
*
In U.S. dollars unless otherwise indicated.

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At June 30, 2026, the Fund had the following total return swap contracts outstanding.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSIIPGDL Index
#
..................... 0% At Maturity GSCO 9/30/26 124,982,707 $ (1,026,150)
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 5/28/27 93,718,705 4,324,495
Short
b
GSIIPGSS Index
#
..................... 0% At Maturity GSCO 9/30/26 113,089,240 287,326
IBOXIG Index ........................ 1-day SOFR Quarterly JPHQ 12/20/26 13,900,000 (184,101)
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 5/28/27 94,021,862 (2,709,585)
Total Return Swap Contracts .................................................................... $691,985
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Description Sector Shares Value
Percentage
value
GSIIPGDL
C ommon S tocks
Iberdrola SA Utilities 37,978 $ 948,300 0.76%
Airbnb, Inc. Consumer Discretionary 6,626 948,243 0.76%
Endesa SA Utilities 20,676 942,728 0.76%
Klepierre SA Real Estate 22,050 922,188 0.74%
Veralto Corp. Industrials 10,217 906,066 0.73%
Altria Group, Inc. Consumer Staples 12,149 874,092 0.70%
Cie Financiere Richemont SA Consumer Discretionary 3,691 853,526 0.69%
E.ON SE Utilities 40,718 839,111 0.68%
SS&C Technologies Holdings, Inc. Industrials 13,173 817,408 0.66%
Pepsico, Inc. Consumer Staples 6,035 817,134 0.66%
VICI Properties, Inc. Real Estate 30,720 815,606 0.66%
Colgate-Palmolive Co. Consumer Staples 8,807 807,393 0.65%
Telia Co  AB Communication Services 165,032 805,027 0.65%
Travelers Cos., Inc. (The) Financials 2,431 802,489 0.65%
Chevron Corp. Energy 4,692 777,717 0.63%
Danske Bank A/S Financials 14,241 762,778 0.61%
Holcim AG Materials 8,241 744,534 0.60%
Allegion plc Industrials 5,249 737,382 0.59%
Simon Property Group, Inc. Real Estate 3,277 732,979 0.59%
AMETEK, Inc. Industrials 2,956 715,158 0.58%
Avery Dennison Corp. Materials 4,401 714,565 0.58%
Automatic Data Processing, Inc. Industrials 3,164 708,492 0.57%
Jack Henry & Associates, Inc. Financials 5,120 705,290 0.57%
Secom Co. Ltd. Industrials 17,511 695,574 0.56%
Conoco Phillips Energy 6,572 683,269 0.55%
National Bank of Canada Financials 4,327 682,927 0.55%
MSCI, Inc. Financials 1,216 681,215 0.55%
Kenvue, Inc. Consumer Staples 35,188 672,444 0.54%
Tokyo Gas Co. Ltd. Utilities 17,602 662,936 0.53%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Description Sector Shares Value
Percentage
value
GSIIPGDL
Common Stocks (continued)
BP PLC Energy 104,147 $ 645,668 0.52%
George Weston Ltd. Consumer Staples 8,889 637,785 0.51%
Knorr-Bremse AG Industrials 5,440 631,862 0.51%
Kirin Holdings Co. Ltd. Consumer Staples 35,618 615,924 0.50%
Canadian Utilities Ltd. Utilities 16,509 613,474 0.49%
QBE Insurance Group Ltd. Financials 35,001 610,831 0.49%
Chubb Ltd. Financials 1,775 604,892 0.49%
Singapore Exchange Ltd. Financials 32,390 603,002 0.49%
Lockheed Martin Corp. Industrials 1,178 600,378 0.48%
Bristol-Myers Squibb Co. Health Care 10,389 598,618 0.48%
Deutsche Telekom AG Communication Services 21,944 598,367 0.48%
TotalEnergies SE Energy 7,459 580,153 0.47%
State Street Corp. Financials 3,407 577,823 0.47%
National Grid PLC Utilities 34,638 573,753 0.46%
Power Assets Holdings Ltd. Utilities 78,294 570,081 0.46%
Ipsen SA Health Care 2,946 568,456 0.46%
Hartford Insurance Group, Inc. (The) Financials 4,269 565,661 0.46%
Danone SA Consumer Staples 6,876 563,998 0.45%
Fortum Oyj Utilities 24,022 557,253 0.45%
Telenor ASA Communication Services 38,151 546,699 0.44%
Oversea-Chinese Banking Corp. Ltd. Financials 28,166 539,832 0.43%
Description Sector Shares Value
Percentage
value
BCFTUSAL
C ommon S tocks
Lam Research Corp. Information Technology 3,646 1,580,098 1.61%
Applied Materials, Inc. Information Technology 2,007 1,451,259 1.48%
Toll Brothers, Inc. Consumer Discretionary 8,126 1,338,775 1.36%
United Airlines Holdings, Inc. Industrials 9,776 1,329,434 1.35%
Astera Labs, Inc. Information Technology 2,688 1,298,210 1.32%
GE Vernova, Inc. Industrials 1,099 1,291,231 1.31%
Virtu Financial, Inc. Financials 21,584 1,285,738 1.31%
Exelixis, Inc. Health Care 23,543 1,280,965 1.30%
Citigroup, Inc. Financials 9,127 1,277,408 1.30%
State Street Corp. Financials 7,423 1,258,910 1.28%
Valero Energy Corp. Energy 4,717 1,228,556 1.25%
Arista Networks, Inc. Information Technology 7,209 1,224,586 1.25%
Natera, Inc. Health Care 4,498 1,220,922 1.24%
Sandisk Corp. Information Technology 521 1,185,067 1.21%
Cadence Design Systems, Inc. Information Technology 3,082 1,156,838 1.18%
Freeport-McMoRan, Inc. Materials 18,283 1,149,788 1.17%
Johnson Controls International plc Industrials 7,787 1,137,814 1.16%
Edison International Utilities 15,195 1,131,304 1.15%
Curtiss-Wright Corp. Industrials 1,492 1,130,757 1.15%
Unum Group Financials 12,266 1,096,552 1.12%
Affiliated Managers Group, Inc. Financials 3,233 1,093,962 1.11%
Axis Capital Holdings Ltd. Financials 9,891 1,062,653 1.08%
Cheniere Energy, Inc. Energy 4,263 1,018,952 1.04%
General Motors Co. Consumer Discretionary 12,977 1,000,291 1.02%
Cirrus Logic, Inc. Information Technology 6,599 980,190 1.00%
MGIC Investment Corp. Financials 34,730 979,395 1.00%
Allison Transmission Holdings, Inc. Industrials 8,663 976,689 0.99%
Regeneron Pharmaceuticals, Inc. Health Care 1,498 934,063 0.95%
Synchrony Financial Financials 12,176 925,972 0.94%
Rubrik, Inc. Information Technology 11,162 896,090 0.91%

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Description Sector Shares Value
Percentage
value
BCFTUSAL
Common Stocks (continued)
NRG Energy, Inc. Utilities 6,100 $ 890,957 0.91%
Everpure, Inc. Information Technology 11,294 889,842 0.91%
Flex Ltd. Information Technology 5,455 884,012 0.90%
QUALCOMM, Inc. Information Technology 4,729 873,901 0.89%
eBay, Inc. Consumer Discretionary 7,755 866,663 0.88%
Vornado Realty Trust Real Estate 21,878 859,807 0.88%
Spotify Technology SA Communication Services 1,848 848,496 0.86%
Booking Holdings, Inc. Consumer Discretionary 4,669 832,225 0.85%
Ciena Corp. Information Technology 1,656 812,577 0.83%
AutoNation, Inc. Consumer Discretionary 4,320 802,552 0.82%
Textron, Inc. Industrials 8,430 773,287 0.79%
American International Group, Inc. Financials 10,244 763,463 0.78%
Equitable Holdings, Inc. Financials 17,378 762,568 0.78%
Millicom International Cellular SA Communication Services 8,278 751,326 0.77%
Manhattan Associates, Inc. Information Technology 5,392 750,793 0.76%
Boyd Gaming Corp. Consumer Discretionary 8,284 731,719 0.75%
Ventas, Inc. Real Estate 8,096 718,897 0.73%
MGM Resorts International Consumer Discretionary 14,934 713,999 0.73%
DoorDash, Inc. Consumer Discretionary 3,790 699,318 0.71%
Iridium Communications, Inc. Communication Services 12,011 658,784 0.67%
Description Sector Shares Value
Percentage
value
GSIIPGSS
C ommon S tocks
Straumann Holding AG Health Care 6,664 878,997 0.78%
CenterPoint Energy, Inc. Utilities 18,765 826,395 0.73%
Entergy Corp. Utilities 7,195 826,380 0.73%
Dominion Energy, Inc. Utilities 11,973 817,658 0.73%
Southern Co. (The) Utilities 8,441 807,888 0.72%
Enbridge, Inc. Energy 14,122 765,546 0.68%
ONEOK, Inc. Energy 8,656 752,573 0.67%
Visa, Inc. Financials 2,189 751,155 0.67%
Hermes International SCA Consumer Discretionary 409 748,089 0.67%
American Water Works Co., Inc. Utilities 5,680 747,337 0.66%
International Paper Co. Materials 19,525 743,921 0.66%
Walmart, Inc. Consumer Staples 6,507 736,960 0.66%
Ingersoll Rand, Inc. Industrials 8,929 732,083 0.65%
Orange SA Communication Services 38,489 726,291 0.65%
Ferrovial NV Industrials 10,555 723,836 0.64%
Eaton Corp. PLC Industrials 1,689 719,550 0.64%
Heineken NV Consumer Staples 8,327 700,731 0.62%
Cellnex Telecom SA Communication Services 23,126 691,401 0.61%
Diamondback Energy, Inc. Energy 3,896 684,826 0.61%
Waste Connections, Inc. Industrials 4,061 676,863 0.60%
Realty Income Corp. Real Estate 10,901 675,416 0.60%
Land Securities Group PLC Real Estate 77,947 673,492 0.60%
Duke Energy Corp. Utilities 5,266 666,541 0.59%
Swiss Life Holding AG Financials 604 665,556 0.59%
Singapore Telecommunications Ltd. Communication Services 187,683 639,902 0.57%
Fifth Third Bancorp Financials 11,159 629,049 0.56%
Coca-Cola Europacific Partners PLC Consumer Staples 6,073 607,733 0.54%
Coca-Cola Co. (The) Consumer Staples 7,474 607,387 0.54%
Wilmar International Ltd. Consumer Staples 214,158 597,713 0.53%
British American TobacCo. PLC Consumer Staples 9,450 586,631 0.52%
WEC Energy Group, Inc. Utilities 5,021 586,276 0.52%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Description Sector Shares Value
Percentage
value
GSIIPGSS
Common Stocks (continued)
Aker BP ASA Energy 19,101 $ 585,256 0.52%
Beiersdorf AG Consumer Staples 6,665 574,077 0.51%
Hong Kong & China Gas Co. Ltd. Utilities 692,516 574,002 0.51%
Pernod Ricard SA Consumer Staples 7,756 566,273 0.50%
Xcel Energy, Inc. Utilities 6,882 552,643 0.49%
Zurich Insurance Group AG Financials 737 546,911 0.49%
Equifax, Inc. Industrials 3,415 541,984 0.48%
Union Pacific Corp. Industrials 1,967 535,029 0.48%
Emerson Electric Co. Industrials 3,703 530,013 0.47%
Lennar Corp. Consumer Discretionary 5,845 528,933 0.47%
Alliant Energy Corp. Utilities 6,775 516,897 0.46%
EQT AB Financials 18,028 510,384 0.45%
TELUS Corp. Communication Services 47,937 506,824 0.45%
Paychex, Inc. Industrials 5,146 506,039 0.45%
Linde PLC Materials 969 503,032 0.45%
Palo Alto Networks, Inc. Information Technology 1,459 497,378 0.44%
Exelon Corp. Utilities 10,599 494,135 0.44%
Legal & General Group PLC Financials 127,433 483,726 0.43%
Genuine Parts Co. Consumer Discretionary 4,092 482,750 0.43%
Description Sector Shares Value
Percentage
value
BCFTUSAS
C ommon S tocks
Dell Technologies, Inc. Information Technology 3,857 1,664,191 1.72%
MKS, Inc. Information Technology 3,522 1,566,574 1.62%
Micron Technology, Inc. Information Technology 1,314 1,516,200 1.56%
Entegris, Inc. Information Technology 7,749 1,393,810 1.44%
Brown & Brown, Inc. Financials 20,647 1,324,506 1.37%
Arthur J Gallagher & Co. Financials 5,769 1,324,384 1.37%
Roivant Sciences Ltd. Health Care 36,492 1,291,456 1.33%
Coherent Corp. Information Technology 3,086 1,217,197 1.26%
DT Midstream, Inc. Energy 7,674 1,126,094 1.16%
Royal Caribbean Cruises Ltd. Consumer Discretionary 3,516 1,116,502 1.15%
Loar Holdings, Inc. Industrials 13,473 1,086,080 1.12%
Texas Instruments, Inc. Information Technology 3,622 1,079,598 1.11%
LPL Financial Holdings, Inc. Financials 3,733 1,051,533 1.09%
Diamondback Energy, Inc. Energy 5,934 1,043,002 1.08%
Take-Two Interactive Software, Inc. Communication Services 4,095 1,023,682 1.06%
Bunge Global SA Consumer Staples 9,562 1,020,583 1.05%
Norwegian Cruise Line Holdings Ltd. Consumer Discretionary 47,893 1,011,015 1.04%
Monolithic Power Systems, Inc. Information Technology 708 978,234 1.01%
Lumentum Holdings, Inc. Information Technology 1,137 975,459 1.01%
Kinsale Capital Group, Inc. Financials 2,745 905,441 0.93%
Synopsys, Inc. Information Technology 1,990 887,582 0.92%
Quanta Services, Inc. Industrials 1,180 849,328 0.88%
Ryan Specialty Holdings, Inc. Financials 22,420 846,569 0.87%
Lithia Motors, Inc. Consumer Discretionary 2,893 840,456 0.87%
CH Robinson Worldwide, Inc. Industrials 4,445 837,079 0.86%
Affirm Holdings, Inc. Financials 10,192 831,159 0.86%
Oracle Corp. Information Technology 5,607 821,731 0.85%
BWX Technologies, Inc. Industrials 4,191 815,830 0.84%
Ross Stores, Inc. Consumer Discretionary 3,811 811,086 0.84%
Gen Digital, Inc. Information Technology 31,936 794,875 0.82%
GLOBALFOUNDRIES, Inc. Information Technology 9,313 767,469 0.79%
SoFi Technologies, Inc. Financials 41,824 749,908 0.77%

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
See Abbreviations on page 234 .
Description Sector Shares Value
Percentage
value
BCFTUSAS
Common Stocks (continued)
nVent Electric PLC Industrials 4,337 $ 735,627 0.76%
Aurora Innovation, Inc. Information Technology 107,582 733,708 0.76%
RPM International, Inc. Materials 6,587 732,096 0.76%
Royal Gold, Inc. Materials 3,666 731,788 0.76%
Primo Brands Corp. Consumer Staples 29,454 719,845 0.74%
Stanley Black & Decker, Inc. Industrials 7,633 718,393 0.74%
Watsco, Inc. Industrials 1,650 687,798 0.71%
Healthcare Realty Trust, Inc. Real Estate 33,881 683,375 0.71%
Blue Owl Capital, Inc. Financials 76,426 668,723 0.69%
Jack Henry & Associates, Inc. Financials 4,797 660,759 0.68%
Somnigroup International, Inc. Consumer Discretionary 8,363 655,632 0.68%
Albemarle Corp. Materials 4,742 640,296 0.66%
T Rowe Price Group, Inc. Financials 5,531 628,801 0.65%
Tyler Technologies, Inc. Information Technology 2,021 591,059 0.61%
Domino's Pizza, Inc. Consumer Discretionary 1,971 583,523 0.60%
NU Holdings Ltd. Financials 43,513 581,336 0.60%
Motorola Solutions, Inc. Information Technology 1,399 580,912 0.60%
Agree Realty Corp. Real Estate 7,480 566,510 0.58%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited), June 30, 2026
Putnam Dynamic Asset Allocation Conservative Fund
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 59.4%
Aerospace & Defense 1.5%
Airbus SE ......................................... France 6,323 $ 1,406,816
a
Astronics Corp. ..................................... United States 939 76,303
a
Astronics Corp., B ................................... United States 187 14,212
Curtiss-Wright Corp. ................................. United States 293 222,024
Embraer SA ....................................... Brazil 9,800 155,382
a
Firefly Aerospace, Inc. ................................ United States 1,839 54,067
General Dynamics Corp. .............................. United States 626 221,754
General Electric Co. ................................. United States 6,771 2,530,526
a
Honeywell Aerospace, Inc. ............................ United States 4,082 902,449
a
Kratos Defense & Security Solutions, Inc. ................. United States 274 13,662
L3Harris Technologies, Inc. ............................ United States 688 199,926
Leonardo DRS, Inc. ................................. United States 4,783 204,091
Leonardo SpA ...................................... Italy 3,939 211,486
Lockheed Martin Corp. ............................... United States 4,680 2,384,273
Melrose Industries plc ................................ United Kingdom 23,666 149,230
Moog, Inc., A ....................................... United States 70 29,669
Northrop Grumman Corp. ............................. United States 2,200 1,120,482
RTX Corp. ........................................ United States 7,982 1,514,425
Safran SA ......................................... France 2,089 823,235
Thales SA ......................................... France 1,401 360,059
TransDigm Group, Inc. ............................... United States 325 432,913
a
V2X, Inc. .......................................... United States 496 36,982
13,063,966
Air Freight & Logistics 0.2%
Deutsche Post AG ................................... Germany 4,067 247,259
Expeditors International of Washington, Inc. ............... United States 1,374 223,935
FedEx Corp. ....................................... United States 4,597 1,439,459
Hub Group, Inc., A ................................... United States 999 43,746
United Parcel Service, Inc., B .......................... United States 2,126 228,545
2,182,944
Automobile Components 0.1%
a
Adient plc ......................................... United States 1,517 27,882
Aisin Corp. ........................................ Japan 20,300 275,607
BorgWarner, Inc. .................................... United States 3,803 252,519
Dana, Inc. ......................................... United States 2,882 78,419
a
Gentherm, Inc. ..................................... United States 589 20,091
a
Strattec Security Corp. ............................... United States 225 18,326
Sumitomo Electric Industries Ltd. ....................... Japan 6,800 126,188
Visteon Corp. ...................................... United States 866 85,916
884,948
Automobiles 1.1%
Ford Motor Co. ..................................... United States 16,209 225,305
General Motors Co. .................................. United States 21,509 1,657,914
Isuzu Motors Ltd. ................................... Japan 4,400 58,591
Kia Corp. ......................................... South Korea 1,293 116,781
Mahindra & Mahindra Ltd. ............................. India 7,729 251,384
Subaru Corp. ...................................... Japan 6,100 89,245
a
Tesla, Inc. ......................................... United States 14,905 6,269,043
Toyota Motor Corp. .................................. Japan 5,400 90,464
8,758,727
Banks 4.2%
AIB Group plc ...................................... Ireland 71,281 837,729
Al Rajhi Bank ...................................... Saudi Arabia 13,351 234,204
Amalgamated Financial Corp. .......................... United States 957 43,926

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Ameris Bancorp .................................... United States 207 $ 18,684
Associated Banc-Corp. ............................... United States 599 18,431
a
Axos Financial, Inc. .................................. United States 472 45,968
Banc of California, Inc. ............................... United States 944 19,286
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 21,015 529,091
Banco de Sabadell SA ............................... Spain 6,898 24,443
Banco Santander SA ................................. Spain 138,150 1,917,502
Bank Hapoalim BM .................................. Israel 10,638 245,370
Bank Leumi Le-Israel BM ............................. Israel 24,518 548,679
Bank of America Corp. ............................... United States 44,097 2,512,647
Bank of China Ltd., H ................................ China 420,000 267,844
Bank of Hawaii Corp. ................................ United States 578 47,101
BankUnited, Inc. .................................... United States 384 18,605
Banner Corp. ...................................... United States 245 16,278
Barclays plc ....................................... United Kingdom 114,723 768,759
BNP Paribas SA .................................... France 7,061 824,676
BOC Hong Kong Holdings Ltd. ......................... China 13,000 70,545
CaixaBank SA ...................................... Spain 4,829 68,418
Carter Bankshares, Inc. ............................... United States 663 22,549
Cathay General Bancorp .............................. United States 1,680 104,143
Central Pacific Financial Corp. ......................... United States 901 34,418
Citigroup, Inc. ...................................... United States 49,796 6,969,448
Citizens Financial Group, Inc. .......................... United States 3,416 239,359
CTBC Financial Holding Co. Ltd. ........................ Taiwan 129,000 289,155
a
Customers Bancorp, Inc. .............................. United States 1,165 92,151
CVB Financial Corp. ................................. United States 918 20,701
Danske Bank A/S ................................... Denmark 11,978 642,052
Enterprise Financial Services Corp. ...................... United States 787 51,848
Erste Group Bank AG ................................ Austria 6,941 928,969
Financial Institutions, Inc. ............................. United States 513 19,992
First Bancorp ...................................... United States 3,934 102,559
First Financial Corp. ................................. United States 255 19,747
First Horizon Corp. .................................. United States 9,004 230,863
First Merchants Corp. ................................ United States 220 9,612
Grupo Financiero Banorte SAB de CV, O .................. Mexico 14,839 156,617
Hancock Whitney Corp. ............................... United States 1,093 81,669
Hanmi Financial Corp. ................................ United States 964 31,234
Hilltop Holdings, Inc. ................................. United States 1,709 66,275
Hope Bancorp, Inc. .................................. United States 2,046 27,989
HSBC Holdings plc, (GBP Traded) ...................... United Kingdom 70,245 1,328,283
HSBC Holdings plc, (HKD Traded) ...................... United Kingdom 6,800 129,210
ICICI Bank Ltd. ..................................... India 20,387 297,594
Independent Bank Corp. .............................. United States 601 21,678
Intesa Sanpaolo SpA ................................. Italy 51,922 356,875
JPMorgan Chase & Co. ............................... United States 3,466 1,134,526
KB Financial Group, Inc. .............................. South Korea 2,700 279,362
Lloyds Banking Group plc ............................. United Kingdom 516,826 756,389
Mercantile Bank Corp. ................................ United States 338 19,408
Metropolitan Bank Holding Corp. ........................ United States 214 21,135
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 73,300 1,460,351
National Bank Holdings Corp., A ........................ United States 1,151 51,139
National Bank of Greece SA ........................... Greece 40,139 693,463
NatWest Group plc .................................. United Kingdom 75,214 663,685
Northrim BanCorp, Inc. ............................... United States 679 18,835
Northwest Bancshares, Inc. ............................ United States 1,216 18,435
a
NU Holdings Ltd., A .................................. Brazil 8,439 112,745
OceanFirst Financial Corp. ............................ United States 1,447 28,260
OFG Bancorp ...................................... United States 1,086 53,290

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Origin Bancorp, Inc. ................................. United States 416 $ 21,278
OTP Bank Nyrt. ..................................... Hungary 1,577 232,932
PNC Financial Services Group, Inc. (The) ................. United States 6,391 1,573,592
Popular, Inc. ....................................... United States 1,367 224,434
Preferred Bank ..................................... United States 191 20,296
Raiffeisen Bank International AG ........................ Austria 2,156 137,827
Shore Bancshares, Inc. ............................... United States 856 19,645
Simmons First National Corp., A ........................ United States 1,896 42,944
Southern Missouri Bancorp, Inc. ........................ United States 265 20,196
Sumitomo Mitsui Financial Group, Inc. .................... Japan 20,500 803,581
a
Third Coast Bancshares, Inc. .......................... United States 365 14,746
Towne Bank ....................................... United States 526 19,062
Trustmark Corp. .................................... United States 1,443 66,392
UniCredit SpA ...................................... Italy 7,889 707,002
United Community Banks, Inc. ......................... United States 513 18,001
Univest Financial Corp. ............................... United States 587 25,681
US Bancorp ....................................... United States 3,918 236,647
Valley National Bancorp .............................. United States 1,383 20,261
WaFd, Inc. ........................................ United States 481 18,456
Wells Fargo & Co. ................................... United States 2,798 231,227
Westamerica BanCorp ............................... United States 343 20,124
WSFS Financial Corp. ................................ United States 269 20,640
Zions Bancorp NA ................................... United States 3,458 239,259
31,398,422
Beverages 0.8%
a
Boston Beer Co., Inc. (The), A .......................... United States 792 140,208
Carlsberg A/S, B .................................... Denmark 5,158 674,973
Coca-Cola Co. (The) ................................. United States 27,827 2,261,500
Coca-Cola Consolidated, Inc. .......................... United States 1,224 233,686
Coca-Cola HBC AG ................................. Italy 5,471 356,632
a
Monster Beverage Corp. .............................. United States 14,103 1,355,580
PepsiCo, Inc. ...................................... United States 7,313 990,180
6,012,759
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 12,319 3,099,953
a
ACADIA Pharmaceuticals, Inc. ......................... United States 3,430 86,779
a
ADMA Biologics, Inc. ................................. United States 1,532 12,823
a
Alkermes plc ....................................... United States 2,996 156,975
a
Alnylam Pharmaceuticals, Inc. .......................... United States 722 217,344
Amgen, Inc. ....................................... United States 633 229,222
a
AnaptysBio, Inc. .................................... United States 1,662 112,185
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 1,833 149,408
a
Atrium Therapeutics, Inc. .............................. United States 1,607 21,614
a
BioCryst Pharmaceuticals, Inc. ......................... United States 9,686 96,860
a
Capricor Therapeutics, Inc. ............................ United States 670 16,134
a
Corvus Pharmaceuticals, Inc. .......................... United States 1,430 21,364
a
Enanta Pharmaceuticals, Inc. .......................... United States 970 14,143
a
Exelixis, Inc. ....................................... United States 4,285 233,147
a
Genmab A/S ....................................... Denmark 204 55,927
a
ImmunityBio, Inc. ................................... United States 12,668 110,908
a
Incyte Corp. ....................................... United States 9,510 1,078,054
a
Inhibrx Biosciences, Inc. .............................. United States 384 36,384
a
Insmed, Inc. ....................................... United States 1,011 107,793
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 11,279 47,485
a
Kodiak Sciences, Inc. ................................ United States 629 24,506
a
MeiraGTx Holdings plc ............................... United States 1,730 23,372

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Mineralys Therapeutics, Inc. ........................... United States 1,475 $ 39,795
a
Monte Rosa Therapeutics, Inc. ......................... United States 3,718 89,976
a
Natera, Inc. ........................................ United States 1,057 286,923
a
Neurocrine Biosciences, Inc. ........................... United States 1,372 231,230
a
Olema Pharmaceuticals, Inc. ........................... United States 953 11,922
a
Praxis Precision Medicines, Inc. ........................ United States 52 17,409
a
Precigen, Inc. ...................................... United States 3,966 22,606
a
Protagonist Therapeutics, Inc. .......................... United States 1,095 134,225
a
Puma Biotechnology, Inc. ............................. United States 1,977 16,033
Regeneron Pharmaceuticals, Inc. ....................... United States 4,352 2,713,646
a
Rhythm Pharmaceuticals, Inc. .......................... United States 931 103,369
a
Rigel Pharmaceuticals, Inc. ............................ United States 595 23,276
a
Stoke Therapeutics, Inc. .............................. United States 2,249 73,587
a
Tango Therapeutics, Inc. .............................. United States 2,073 64,802
a
Travere Therapeutics, Inc. ............................. United States 2,322 131,913
a
Vertex Pharmaceuticals, Inc. ........................... United States 2,707 1,344,648
a
Xenon Pharmaceuticals, Inc. ........................... Canada 326 19,677
a
Zymeworks, Inc. .................................... United States 1,041 27,212
11,304,629
Broadline Retail 1.8%
Alibaba Group Holding Ltd. ............................ China 28,400 340,472
a
Amazon.com, Inc. ................................... United States 56,841 13,547,484
eBay, Inc. ......................................... United States 1,857 207,520
a
Etsy, Inc. .......................................... United States 1,723 129,794
Next plc .......................................... United Kingdom 635 122,519
Prosus NV ........................................ China 11,004 478,163
14,825,952
Building Products 0.2%
Allegion plc ........................................ United States 1,647 231,387
Apogee Enterprises, Inc. .............................. United States 491 22,458
a
Janus International Group, Inc. ......................... United States 3,318 18,415
Johnson Controls International plc ....................... United States 1,552 226,763
a
Modine Manufacturing Co. ............................ United States 76 20,294
a
Resideo Technologies, Inc. ............................ United States 650 20,215
Trane Technologies plc ............................... United States 3,750 1,841,850
UFP Industries, Inc. .................................. United States 999 90,649
2,472,031
Capital Markets 2.0%
3i Group plc ....................................... United Kingdom 5,227 171,884
Affiliated Managers Group, Inc. ......................... United States 690 233,496
Ameriprise Financial, Inc. ............................. United States 475 217,911
Bank of New York Mellon Corp. (The) .................... United States 1,549 224,001
Charles Schwab Corp. (The) ........................... United States 18,864 1,740,581
CME Group, Inc. .................................... United States 4,497 993,072
Deutsche Bank AG .................................. Germany 10,856 367,660
b
Euronext NV, 144A, Reg S ............................ Netherlands 2,644 422,911
Goldman Sachs Group, Inc. (The) ....................... United States 4,584 4,636,120
b
HDFC Asset Management Co. Ltd., 144A, Reg S ........... India 3,007 84,420
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 5,300 246,593
Interactive Brokers Group, Inc., A ....................... United States 2,683 233,528
Janus Henderson Group plc ........................... United States 4,023 208,995
Japan Exchange Group, Inc. ........................... Japan 22,500 284,758
Korea Investment Holdings Co. Ltd. ..................... South Korea 812 117,623
London Stock Exchange Group plc ...................... United Kingdom 4,524 489,115
Morgan Stanley ..................................... United States 1,272 265,899

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Nasdaq, Inc. ....................................... United States 5,612 $ 442,338
Nomura Holdings, Inc. ................................ Japan 53,000 465,336
Northern Trust Corp. ................................. United States 1,299 225,818
State Street Corp. ................................... United States 18,580 3,151,168
a
StoneX Group, Inc. .................................. United States 1,164 137,934
UBS Group AG ..................................... Switzerland 18,981 940,720
Virtu Financial, Inc., A ................................ United States 3,931 234,170
Virtus Investment Partners, Inc. ......................... United States 224 32,144
16,568,195
Chemicals 1.1%
Air Liquide SA ...................................... France 1,713 339,220
Asahi Kasei Corp. ................................... Japan 31,300 348,121
Avient Corp. ....................................... United States 629 23,248
a
Axalta Coating Systems Ltd. ........................... United States 7,353 251,620
Balchem Corp. ..................................... United States 416 70,283
Cabot Corp. ....................................... United States 204 18,527
CF Industries Holdings, Inc. ........................... United States 13,419 1,452,741
Chemours Co. (The) ................................. United States 393 8,064
Corteva, Inc. ....................................... United States 16,372 1,386,545
DuPont de Nemours, Inc. ............................. United States 793 107,562
Ecolab, Inc. ........................................ United States 848 236,261
a
Ingevity Corp. ...................................... United States 308 22,998
Innospec, Inc. ...................................... United States 428 34,835
a
Intrepid Potash, Inc. ................................. United States 599 19,635
Linde plc .......................................... United States 1,147 595,224
a
LSB Industries, Inc. .................................. United States 1,381 14,929
Mativ Holdings, Inc. .................................. United States 1,706 12,914
Minerals Technologies, Inc. ............................ United States 991 73,304
NewMarket Corp. ................................... United States 308 243,702
a
Perimeter Solutions, Inc. .............................. United States 3,427 122,173
PPG Industries, Inc. ................................. United States 3,825 463,934
a
Rayonier Advanced Materials, Inc. ....................... United States 1,937 15,225
Sherwin-Williams Co. (The) ............................ United States 2,276 783,672
Solstice Advanced Materials, Inc. ....................... United States 4,369 387,093
7,031,830
Commercial Services & Supplies 0.1%
Brink's Co. (The) .................................... United States 853 80,600
a
Cimpress plc ....................................... Ireland 216 21,967
Cintas Corp. ....................................... United States 3,065 521,295
a
CoreCivic, Inc. ..................................... United States 823 25,003
a
OPENLANE, Inc. ................................... United States 598 24,661
Republic Services, Inc., A ............................. United States 1,028 219,046
Veralto Corp. ....................................... United States 2,475 219,483
Waste Management, Inc. .............................. United States 986 219,760
1,331,815
Communications Equipment 0.8%
Accton Technology Corp. .............................. Taiwan 2,000 159,524
a
Arista Networks, Inc. ................................. United States 13,119 2,228,656
a
BK Technologies Corp. ............................... United States 219 18,830
a
Calix, Inc. ......................................... United States 937 34,969
a
Ciena Corp. ....................................... United States 1,951 957,083
Cisco Systems, Inc. ................................. United States 23,705 2,784,389
a
Extreme Networks, Inc. ............................... United States 4,095 132,555
a
NETGEAR, Inc. ..................................... United States 695 16,228
a
NetScout Systems, Inc. ............................... United States 640 27,872

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 7,756 $ 86,981
Ubiquiti, Inc. ....................................... United States 211 112,680
a
Viasat, Inc. ........................................ United States 267 23,979
a
Viavi Solutions, Inc. .................................. United States 1,089 52,000
Vistance Networks, Inc. ............................... United States 7,518 96,080
6,731,826
Construction & Engineering 0.4%
ACS Actividades de Construccion y Servicios SA ............ Spain 2,988 439,406
Argan, Inc. ........................................ United States 204 162,904
a
Centuri Holdings, Inc. ................................ United States 583 17,630
Comfort Systems USA, Inc. ............................ United States 123 243,780
a
Dycom Industries, Inc. ................................ United States 60 30,335
Larsen & Toubro Ltd. ................................. India 3,739 163,945
a
Legence Corp., A ................................... United States 214 18,239
a
NWPX Infrastructure, Inc. ............................. United States 203 30,438
Primoris Services Corp. ............................... United States 798 79,098
Quanta Services, Inc. ................................ United States 1,267 912,291
a
Sterling Infrastructure, Inc. ............................ United States 264 221,591
Tutor Perini Corp. ................................... United States 1,194 99,066
Vinci SA .......................................... France 4,513 659,115
3,077,838
Construction Materials 0.4%
CRH plc .......................................... United States 13,627 1,458,089
Holcim AG ........................................ United States 5,825 525,198
Vulcan Materials Co. ................................. United States 2,550 752,275
2,735,562
Consumer Finance 0.2%
Ally Financial, Inc. ................................... United States 5,073 233,104
American Express Co. ............................... United States 689 233,054
Bread Financial Holdings, Inc. .......................... United States 1,179 127,745
Capital One Financial Corp. ........................... United States 9,081 1,821,830
a
Enova International, Inc. .............................. United States 551 132,642
a
Happen, Inc. ....................................... United States 5,526 114,609
PROG Holdings, Inc. ................................. United States 1,693 78,911
Synchrony Financial ................................. United States 2,991 227,466
2,969,361
Consumer Staples Distribution & Retail 1.1%
Andersons, Inc. (The) ................................ United States 302 20,657
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 4,588 400,165
Costco Wholesale Corp. .............................. United States 1,377 1,288,142
Dollar General Corp. ................................. United States 2,033 234,019
a
Dollar Tree, Inc. .................................... United States 2,262 273,589
Jeronimo Martins SGPS SA ........................... Portugal 7,895 151,206
Koninklijke Ahold Delhaize NV .......................... Netherlands 10,100 406,448
Kroger Co. (The) .................................... United States 11,101 616,439
a
Maplebear, Inc. ..................................... United States 5,213 246,836
Raia Drogasil SA .................................... Brazil 15,200 49,496
Sysco Corp. ....................................... United States 2,726 227,839
Target Corp. ....................................... United States 1,630 212,894
Tesco plc ......................................... United Kingdom 6,465 39,411
a
United Natural Foods, Inc. ............................. United States 579 26,443
Walmart, Inc. ...................................... United States 30,393 3,442,311
7,635,895

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Containers & Packaging 0.2%
Avery Dennison Corp. ................................ United States 1,345 $ 218,361
Ball Corp. ......................................... United States 3,802 237,245
Crown Holdings, Inc. ................................. United States 2,221 248,352
Greif, Inc., A ....................................... United States 280 20,857
a
O-I Glass, Inc. ...................................... United States 1,963 18,904
743,719
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 525 16,590
Gold.com, Inc. ..................................... United States 490 20,389
36,979
Diversified Consumer Services 0.0%
†
a
Coursera, Inc. ...................................... United States 17,852 100,685
a
Frontdoor, Inc. ..................................... United States 245 19,010
a
Laureate Education, Inc. .............................. United States 2,849 103,476
Perdoceo Education Corp. ............................ United States 510 16,320
239,491
Diversified REITs 0.0%
†
American Assets Trust, Inc. ............................ United States 879 21,702
Broadstone Net Lease, Inc. ............................ United States 897 18,541
Global Net Lease, Inc. ................................ United States 7,331 65,539
105,782
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 93,721 1,940,025
a
Bandwidth, Inc., A ................................... United States 1,291 81,720
Comcast Corp., A ................................... United States 8,524 209,264
Deutsche Telekom AG ................................ Germany 24,538 669,011
IDT Corp., B ....................................... United States 601 34,954
Iridium Communications, Inc. .......................... United States 2,200 120,670
a
Lumen Technologies, Inc. ............................. United States 2,297 17,641
a
Space Exploration Technologies Corp., A .................. United States 1,182 201,956
Telstra Group Ltd. ................................... Australia 86,784 304,340
Verizon Communications, Inc. .......................... United States 4,403 186,423
3,766,004
Electric Utilities 1.0%
American Electric Power Co., Inc. ....................... United States 7,496 1,025,528
Constellation Energy Corp. ............................ United States 730 181,310
Duke Energy Corp. .................................. United States 1,709 216,325
Edison International ................................. United States 3,567 265,563
Enel SpA ......................................... Italy 57,979 665,042
Eversource Energy .................................. United States 3,069 221,797
Exelon Corp. ....................................... United States 4,647 216,643
a
Hawaiian Electric Industries, Inc. ........................ United States 662 8,957
Iberdrola SA ....................................... Spain 31,925 794,600
Kansai Electric Power Co., Inc. (The) .................... Japan 19,300 272,745
NextEra Energy, Inc. ................................. United States 18,797 1,649,813
NRG Energy, Inc. ................................... United States 9,043 1,320,821
a
Oklo, Inc., A ....................................... United States 250 13,082
PG&E Corp. ....................................... United States 100,332 1,687,584
Portland General Electric Co. .......................... United States 726 37,629
Southern Co. (The) .................................. United States 2,161 206,829
TXNM Energy, Inc. .................................. United States 301 17,091

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Xcel Energy, Inc. .................................... United States 2,650 $ 212,795
9,014,154
Electrical Equipment 1.5%
ABB Ltd. .......................................... Switzerland 15,202 1,653,664
Allient, Inc. ........................................ United States 671 69,066
AMETEK, Inc. ...................................... United States 956 231,295
a
Bloom Energy Corp., A ............................... United States 1,481 448,299
Contemporary Amperex Technology Co. Ltd., A ............. China 2,600 151,137
Eaton Corp. plc ..................................... United States 549 233,940
EnerSys .......................................... United States 588 137,486
GE Vernova T&D India Ltd. ............................ India 4,079 213,965
GE Vernova, Inc. .................................... United States 3,601 4,230,671
c
Harbin Electric Co. Ltd., H ............................. China 40,000 78,851
Hyosung Heavy Industries Corp. ........................ South Korea 40 90,904
Mitsubishi Electric Corp. .............................. Japan 15,200 557,453
a
Nextpower, Inc., A ................................... United States 1,141 135,939
a
Nidec Corp. ....................................... Japan 5,900 96,977
a
Power Solutions International, Inc. ....................... United States 212 8,245
Rockwell Automation, Inc. ............................. United States 491 243,084
Schneider Electric SE ................................ United States 1,341 438,810
Siemens Energy AG ................................. Germany 6,242 1,189,984
Sieyuan Electric Co. Ltd., A ............................ China 3,300 84,468
Vertiv Holdings Co., A ................................ United States 4,790 1,603,788
a
Vicor Corp. ........................................ United States 408 154,950
12,052,976
Electronic Equipment, Instruments & Components 0.5%
Advanced Energy Industries, Inc. ....................... United States 415 154,741
a
Aeva Technologies, Inc. .............................. United States 2,000 57,440
a
Arlo Technologies, Inc. ............................... United States 2,780 37,474
Chroma ATE, Inc. ................................... Taiwan 2,000 138,987
a
Coherent Corp. ..................................... United States 2,603 1,026,805
Corning, Inc. ....................................... United States 10,204 2,606,408
a
Daktronics, Inc. ..................................... United States 454 8,880
Delta Electronics, Inc. ................................ Taiwan 1,000 62,804
Elite Material Co. Ltd. ................................ Taiwan 1,000 172,881
a
Fabrinet .......................................... Thailand 62 34,849
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 13,000 103,736
a
Insight Enterprises, Inc. ............................... United States 217 26,431
a
Itron, Inc. ......................................... United States 962 83,242
Keyence Corp. ..................................... Japan 1,200 606,585
a
Keysight Technologies, Inc. ............................ United States 604 211,442
a
nLight, Inc. ........................................ United States 1,379 96,006
a
Ouster, Inc. ........................................ United States 2,409 150,611
Samsung Electro-Mechanics Co. Ltd. .................... South Korea 176 254,890
a
Sanmina Corp. ..................................... United States 178 45,048
a
TTM Technologies, Inc. ............................... United States 1,010 188,890
6,068,150
Energy Equipment & Services 0.2%
Baker Hughes Co., A ................................. United States 3,292 182,706
Flowco Holdings, Inc., A .............................. United States 706 15,066
a
Forum Energy Technologies, Inc. ........................ United States 1,204 60,477
Halliburton Co. ..................................... United States 5,784 196,367
Kodiak Gas Services, Inc. ............................. United States 422 31,705
Liberty Energy, Inc., A ................................ United States 928 24,304
a
National Energy Services Reunited Corp. ................. United States 1,961 58,693

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
Oceaneering International, Inc. ......................... United States 2,642 $ 107,054
a
Oil States International, Inc. ........................... United States 6,044 48,412
Patterson-UTI Energy, Inc. ............................ United States 2,575 23,638
a
ProPetro Holding Corp. ............................... United States 1,261 18,083
SLB Ltd. .......................................... United States 3,852 179,079
TechnipFMC plc .................................... United Kingdom 22,701 1,505,076
a
Transocean Ltd. .................................... United States 17,246 84,333
Weatherford International plc ........................... United States 1,930 157,295
2,692,288
Entertainment 0.7%
Cinemark Holdings, Inc. .............................. United States 656 20,815
a
Live Nation Entertainment, Inc. ......................... United States 4,555 834,066
a
Netflix, Inc. ........................................ United States 36,962 2,639,087
Nexon Co. Ltd. ..................................... Japan 3,400 45,186
a
ROBLOX Corp., A ................................... United States 4,461 242,589
a
Spotify Technology SA ................................ United States 3,996 1,834,683
Universal Music Group NV ............................ Netherlands 18,577 389,180
6,005,606
Financial Services 1.3%
a
Aditya Birla Capital Ltd. ............................... India 42,121 174,727
Apollo Global Management, Inc. ........................ United States 6,392 756,238
a
Berkshire Hathaway, Inc., B ............................ United States 839 419,827
Bladex, Inc., E ..................................... Panama 578 35,530
Corebridge Financial, Inc. ............................. United States 7,768 222,398
Equitable Holdings, Inc. ............................... United States 5,047 221,462
Essent Group Ltd. ................................... United States 306 19,670
Fidelity National Information Services, Inc. ................. United States 4,932 191,756
FirstRand Ltd. ...................................... South Africa 35,728 212,364
a
Fiserv, Inc. ........................................ United States 1,880 92,214
Investor AB, B ...................................... Sweden 17,531 728,433
Jackson Financial, Inc., A ............................. United States 1,105 113,141
Mastercard, Inc., A .................................. United States 11,416 5,863,258
MGIC Investment Corp. ............................... United States 8,264 233,045
a
NCR Atleos Corp. ................................... United States 1,655 71,844
a
NMI Holdings, Inc., A ................................. United States 788 32,379
Pagseguro Digital Ltd., A .............................. Brazil 10,351 93,677
a
Payoneer Global, Inc. ................................ United States 3,296 23,468
PayPal Holdings, Inc. ................................ United States 4,857 209,725
PennyMac Financial Services, Inc. ...................... United States 367 31,966
StoneCo Ltd., A ..................................... Brazil 5,840 63,306
Visa, Inc., A ........................................ United States 6,047 2,074,665
11,885,093
Food Products 0.0%
†
Ajinomoto Co., Inc. .................................. Japan 8,300 302,611
Archer-Daniels-Midland Co. ........................... United States 3,047 232,791
Associated British Foods plc ........................... United Kingdom 10,570 277,870
Cal-Maine Foods, Inc. ................................ United States 928 74,760
a
Darling Ingredients, Inc. .............................. United States 3,666 200,237
Dole plc .......................................... United States 3,141 43,095
Mondelez International, Inc., A .......................... United States 3,311 191,508
Nestle SA ......................................... Switzerland 1,513 155,181
a
Seneca Foods Corp., A ............................... United States 356 61,923
a
Simply Good Foods Co. (The) .......................... United States 757 10,053
Smithfield Foods, Inc. ................................ United States 6,961 168,874
Tyson Foods, Inc., A ................................. United States 1,575 90,169

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 457,500 $ 485,094
Wilmar International Ltd. .............................. China 68,200 190,338
2,484,504
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................ United States 2,655 204,993
New Jersey Resources Corp. .......................... United States 1,646 92,242
Northwest Natural Holding Co. ......................... United States 363 17,809
Spire, Inc. ......................................... United States 200 15,618
Tokyo Gas Co. Ltd. .................................. Japan 4,100 155,250
485,912
Ground Transportation 0.3%
Canadian National Railway Co. ......................... Canada 3,390 404,553
CSX Corp. ........................................ United States 4,930 234,323
a
Fedex Freight Holding Co., Inc. ......................... United States 2,479 374,329
JB Hunt Transport Services, Inc. ........................ United States 879 254,409
Norfolk Southern Corp. ............................... United States 647 203,540
a
Uber Technologies, Inc. ............................... United States 2,991 215,831
Union Pacific Corp. .................................. United States 776 211,072
1,898,057
Health Care Equipment & Supplies 0.5%
Abbott Laboratories .................................. United States 2,458 223,039
Alcon AG ......................................... United States 954 64,328
a
AtriCure, Inc. ....................................... United States 636 17,795
a
Avanos Medical, Inc. ................................. United States 1,215 30,229
a
Axogen, Inc. ....................................... United States 1,602 73,996
Becton Dickinson & Co. ............................... United States 5,096 771,178
BioMerieux ........................................ France 548 43,019
a
Boston Scientific Corp. ............................... United States 13,922 594,191
a
Cerus Corp. ....................................... United States 6,125 17,885
a
Dexcom, Inc. ....................................... United States 2,981 200,770
a
Edwards Lifesciences Corp. ........................... United States 2,560 231,578
a
Glaukos Corp. ...................................... United States 518 72,396
a
Haemonetics Corp. .................................. United States 266 19,950
Hoya Corp. ........................................ Japan 7,100 1,145,240
a
IDEXX Laboratories, Inc. .............................. United States 1,365 718,591
a
Insulet Corp. ....................................... United States 694 105,661
a
Intuitive Surgical, Inc. ................................ United States 2,358 937,729
a
Lantheus Holdings, Inc. ............................... United States 203 22,521
a
LivaNova plc ....................................... United States 981 80,668
Medtronic plc ...................................... United States 2,733 213,803
a
Novocure Ltd. ...................................... United States 5,703 86,400
Olympus Corp. ..................................... Japan 5,700 59,686
Straumann Holding AG ............................... Switzerland 337 44,298
Stryker Corp. ...................................... United States 678 213,461
a
Varex Imaging Corp. ................................. United States 1,700 17,731
6,006,143
Health Care Providers & Services 0.7%
a
AMN Healthcare Services, Inc. ......................... United States 3,110 100,671
Apollo Hospitals Enterprise Ltd. ......................... India 1,752 160,813
Cardinal Health, Inc. ................................. United States 1,070 254,189
a
Castle Biosciences, Inc. .............................. United States 2,076 49,513
Cencora, Inc. ...................................... United States 586 165,826
Cigna Group (The) .................................. United States 750 206,760
a
Cross Country Healthcare, Inc. ......................... United States 782 10,330

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ................................... United States 2,527 $ 261,418
Fresenius SE & Co. KGaA ............................. Germany 765 34,950
a
GeneDx Holdings Corp., A ............................. United States 248 17,025
a
Guardant Health, Inc. ................................ United States 1,316 197,439
HCA Healthcare, Inc. ................................. United States 402 156,736
a
HealthEquity, Inc. ................................... United States 196 17,703
McKesson Corp. .................................... United States 2,340 1,768,104
a
Omada Health, Inc. .................................. United States 1,256 27,569
Select Medical Holdings Corp. .......................... United States 1,083 17,880
a
Tenet Healthcare Corp. ............................... United States 1,236 231,231
UnitedHealth Group, Inc. .............................. United States 5,006 2,080,644
5,758,801
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 361 18,826
CareTrust REIT, Inc. ................................. United States 2,957 119,315
LTC Properties, Inc. ................................. United States 472 18,148
National Health Investors, Inc. .......................... United States 237 18,074
Omega Healthcare Investors, Inc. ....................... United States 4,130 196,918
371,281
Health Care Technology 0.1%
a
Doximity, Inc., A .................................... United States 10,775 223,473
HealthStream, Inc. .................................. United States 794 21,636
a
HeartFlow, Inc. ..................................... United States 563 16,518
a
Phreesia, Inc. ...................................... United States 4,518 46,490
a
Teladoc Health, Inc. ................................. United States 12,861 109,061
a
Veeva Systems, Inc., A ............................... United States 5,366 952,304
1,369,482
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 1,234 20,744
DiamondRock Hospitality Co. .......................... United States 1,802 21,948
Host Hotels & Resorts, Inc. ............................ United States 9,867 233,947
Ryman Hospitality Properties, Inc. ....................... United States 721 92,685
Xenia Hotels & Resorts, Inc. ........................... United States 1,072 21,826
391,150
Hotels, Restaurants & Leisure 1.3%
a
Airbnb, Inc., A ...................................... United States 19,482 2,787,874
Aristocrat Leisure Ltd. ................................ Australia 10,900 461,915
Bloomin' Brands, Inc. ................................ United States 2,149 19,642
Booking Holdings, Inc. ............................... United States 1,335 237,950
Brightstar Lottery plc ................................. United States 4,442 47,618
a
Brinker International, Inc. ............................. United States 721 121,128
a
Chipotle Mexican Grill, Inc., A .......................... United States 6,532 222,088
Compass Group plc ................................. United Kingdom 29,539 954,386
a
DoorDash, Inc., A ................................... United States 1,340 247,270
Galaxy Entertainment Group Ltd. ....................... Macau 9,000 33,881
Hilton Worldwide Holdings, Inc. ......................... United States 5,383 1,778,866
InterContinental Hotels Group plc ....................... United States 2,249 386,564
Las Vegas Sands Corp. ............................... United States 4,347 200,788
a
Life Time Group Holdings, Inc. ......................... United States 300 12,252
Monarch Casino & Resort, Inc. ......................... United States 184 24,216
Red Rock Resorts, Inc., A ............................. United States 310 20,169
Starbucks Corp. .................................... United States 5,591 571,344

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
a
Viking Holdings Ltd. ................................. United States 2,558 $ 267,746
8,395,697
Household Durables 0.4%
Garmin Ltd. ........................................ United States 892 211,886
a
Hovnanian Enterprises, Inc., A .......................... United States 174 24,779
KB Home ......................................... United States 363 22,720
a
M/I Homes, Inc. ..................................... United States 532 85,540
PulteGroup, Inc. .................................... United States 11,983 1,644,187
a
Sonos, Inc. ........................................ United States 6,058 81,965
Sony Group Corp. ................................... Japan 34,100 686,231
a
Taylor Morrison Home Corp., A ......................... United States 1,459 104,669
Toll Brothers, Inc. ................................... United States 1,599 263,435
3,125,412
Household Products 0.3%
Colgate-Palmolive Co. ............................... United States 4,506 413,110
Procter & Gamble Co. (The) ........................... United States 9,663 1,416,982
Reckitt Benckiser Group plc ........................... United Kingdom 5,783 376,668
Unilever Indonesia Tbk. PT ............................ Indonesia 1,215,300 122,837
2,329,597
Independent Power and Renewable Electricity Producers 0.0%
†
AES Corp. (The) .................................... United States 13,946 204,448
NTPC Ltd. ......................................... India 60,994 229,957
RWE AG .......................................... Germany 1,505 97,328
Vistra Corp. ........................................ United States 1,374 217,958
749,691
Industrial Conglomerates 0.2%
3M Co. ........................................... United States 1,409 228,131
CK Hutchison Holdings Ltd. ............................ United Kingdom 10,500 88,994
Hitachi Ltd. ........................................ Japan 24,500 678,064
Honeywell International, Inc. ........................... United States 4,082 913,960
Sekisui Chemical Co. Ltd. ............................. Japan 6,800 109,041
Siemens AG ....................................... Germany 137 44,047
SK Square Co. Ltd. .................................. South Korea 157 177,545
Smiths Group plc ................................... United Kingdom 4,623 157,042
2,396,824
Industrial REITs 0.1%
LXP Industrial Trust .................................. United States 323 17,403
Prologis, Inc. ....................................... United States 7,671 1,039,190
1,056,593
Insurance 0.9%
Aflac, Inc. ......................................... United States 1,757 206,008
AIA Group Ltd. ..................................... Hong Kong 55,200 505,369
Allianz SE ......................................... Germany 1,607 760,670
Allstate Corp. (The) .................................. United States 6,170 1,468,090
American International Group, Inc. ...................... United States 12,998 968,741
AXA SA ........................................... France 1,256 62,937
Axis Capital Holdings Ltd. ............................. United States 5,084 546,225
a
Brighthouse Financial, Inc. ............................ United States 1,720 108,876
China Pacific Insurance Group Co. Ltd., H ................. China 59,200 203,594
Chubb Ltd. ........................................ United States 649 221,140
CNO Financial Group, Inc. ............................ United States 1,963 100,074

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Daiichi Life Group, Inc. ............................... Japan 4,900 $ 53,502
Everest Group Ltd. .................................. United States 583 208,265
a
Genworth Financial, Inc., A ............................ United States 10,144 96,064
Globe Life, Inc. ..................................... United States 3,118 557,124
Hamilton Insurance Group Ltd., B ....................... United States 2,826 95,914
Hanover Insurance Group, Inc. (The) ..................... United States 1,090 233,391
a
Heritage Insurance Holdings, Inc. ....................... United States 1,915 49,943
Horace Mann Educators Corp. ......................... United States 364 18,801
Marsh & McLennan Cos., Inc. .......................... United States 654 109,002
MetLife, Inc. ....................................... United States 7,158 605,638
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 585 326,700
NN Group NV ...................................... Netherlands 6,534 572,828
Pelagos Insurance Capital Ltd. ......................... United Kingdom 937 22,816
Powszechny Zaklad Ubezpieczen SA .................... Poland 8,731 152,570
Primerica, Inc. ...................................... United States 375 106,575
Progressive Corp. (The) .............................. United States 1,076 235,052
Prudential Financial, Inc. .............................. United States 2,027 218,774
QBE Insurance Group Ltd. ............................ Australia 24,519 426,511
a
Rasan Information Technology Co. ...................... Saudi Arabia 3,871 159,282
Reinsurance Group of America, Inc. ..................... United States 944 200,742
RenaissanceRe Holdings Ltd. .......................... United States 726 230,069
a
SiriusPoint Ltd. ..................................... United States 1,945 46,680
Talanx AG ......................................... Germany 2,587 327,216
Travelers Cos., Inc. (The) ............................. United States 710 234,385
Unipol Assicurazioni SpA .............................. Italy 4,565 127,594
Universal Insurance Holdings, Inc. ....................... United States 835 34,536
Unum Group ....................................... United States 2,541 227,165
10,828,863
Interactive Media & Services 3.6%
Alphabet, Inc., A .................................... United States 29,961 10,707,163
Alphabet, Inc., C .................................... United States 25,828 9,125,807
a
Cargurus, Inc., A .................................... United States 2,098 71,521
a
EverQuote, Inc., A ................................... United States 2,349 55,883
a
fuboTV, Inc., A ...................................... United States 1,714 15,769
LY Corp. .......................................... Japan 88,800 236,347
a
MediaAlpha, Inc., A .................................. United States 2,011 25,278
Meta Platforms, Inc., A ............................... United States 15,695 8,840,837
a
Nextdoor Holdings, Inc. ............................... United States 10,927 24,804
a
Pinterest, Inc., A .................................... United States 11,099 233,412
Tencent Holdings Ltd. ................................ China 12,700 700,818
30,037,639
IT Services 0.5%
Accenture plc, A .................................... United States 5,292 658,536
a
Fastly, Inc., A ...................................... United States 3,695 67,840
Fujitsu Ltd. ........................................ Japan 24,500 486,815
a
GoDaddy, Inc., A .................................... United States 2,440 207,107
a
MongoDB, Inc., A ................................... United States 791 265,697
NEC Corp. ........................................ Japan 9,100 219,695
a
Snowflake, Inc., A ................................... United States 5,379 1,368,955
VeriSign, Inc. ...................................... United States 737 185,400
3,460,045
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 16,300 377,852
Hasbro, Inc. ....................................... United States 2,404 198,546

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
Polaris, Inc. ........................................ United States 1,558 $ 106,630
683,028
Life Sciences Tools & Services 0.5%
a
10X Genomics, Inc., A ................................ United States 3,765 144,350
a
CryoPort, Inc. ...................................... United States 1,172 18,400
Lonza Group AG .................................... Switzerland 798 538,334
a
Medpace Holdings, Inc. ............................... United States 496 262,677
Mesa Laboratories, Inc. ............................... United States 603 60,029
Thermo Fisher Scientific, Inc. .......................... United States 3,448 1,728,689
a
Waters Corp. ...................................... United States 678 254,277
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ................... China 11,000 216,541
3,223,297
Machinery 1.3%
Alamo Group, Inc. ................................... United States 117 19,245
Albany International Corp., A ........................... United States 334 24,883
Allison Transmission Holdings, Inc. ...................... United States 1,955 220,407
Atmus Filtration Technologies, Inc. ...................... United States 1,765 89,997
a
Blue Bird Corp. ..................................... United States 1,453 114,729
Caterpillar, Inc. ..................................... United States 4,985 5,308,526
a
Chart Industries, Inc. ................................. United States 223 46,594
Cummins, Inc. ...................................... United States 457 325,937
Deere & Co. ....................................... United States 406 257,538
Douglas Dynamics, Inc. ............................... United States 401 21,634
Ebara Corp. ....................................... Japan 3,700 144,901
ESCO Technologies, Inc. .............................. United States 106 37,104
FANUC Corp. ...................................... Japan 700 32,232
Federal Signal Corp. ................................. United States 149 19,145
Franklin Electric Co., Inc. ............................. United States 180 19,294
GEA Group AG ..................................... Germany 4,049 278,028
Helios Technologies, Inc. .............................. United States 215 19,189
Hyster-Yale, Inc. .................................... United States 247 8,660
Illinois Tool Works, Inc. ............................... United States 425 114,950
Ingersoll Rand, Inc. .................................. United States 9,328 764,803
Kennametal, Inc. .................................... United States 546 19,137
Knorr-Bremse AG ................................... Germany 2,143 249,359
Komatsu Ltd. ...................................... Japan 4,100 160,095
Lincoln Electric Holdings, Inc. .......................... United States 841 223,294
Makita Corp. ....................................... Japan 1,300 46,750
a
Microvast Holdings, Inc. .............................. United States 11,178 13,078
Minebea Mitsumi, Inc. ................................ Japan 15,000 444,943
Mueller Water Products, Inc., A ......................... United States 679 17,539
NGK Corp. ........................................ Japan 6,600 311,053
Otis Worldwide Corp. ................................ United States 10,806 773,710
PACCAR, Inc. ...................................... United States 1,964 235,916
Parker-Hannifin Corp. ................................ United States 247 241,596
a
Proto Labs, Inc. ..................................... United States 478 38,962
Schindler Holding AG ................................ Switzerland 888 294,369
a
SPX Technologies, Inc. ............................... United States 83 20,349
Terex Corp. ........................................ United States 294 21,283
b
VAT Group AG, 144A, Reg S ........................... Switzerland 75 65,769
Watts Water Technologies, Inc., A ....................... United States 397 155,406
Weichai Power Co. Ltd., A ............................. China 26,400 107,044
Worthington Enterprises, Inc. .......................... United States 321 17,257
Yangzijiang Shipbuilding Holdings Ltd. .................... China 166,500 441,692
11,766,397

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine Transportation 0.0%
†
Matson, Inc. ....................................... United States 631 $ 121,297
SITC International Holdings Co. Ltd. ..................... China 46,000 184,531
305,828
Media 0.0%
†
a
Ibotta, Inc., A ....................................... United States 517 17,661
Informa plc ........................................ United Kingdom 8,248 98,956
a
Magnite, Inc. ....................................... United States 1,189 22,567
New York Times Co. (The), A ........................... United States 2,866 200,563
Publicis Groupe SA .................................. France 2,406 237,768
a
PubMatic, Inc., A .................................... United States 2,898 38,022
615,537
Metals & Mining 0.7%
Anglogold Ashanti plc, (USD Traded) ..................... Australia 2,370 191,709
Anglogold Ashanti plc, (ZAR Traded) ..................... Australia 2,536 204,423
ArcelorMittal SA .................................... Luxembourg 2,548 153,627
BHP Group Ltd., (AUD Traded) ......................... Australia 38,819 1,617,703
BHP Group Ltd., (GBP Traded) ......................... Australia 1,522 62,693
Boliden AB ........................................ Sweden 2,177 123,008
a
Century Aluminum Co. ............................... United States 786 36,164
China Hongqiao Group Ltd. ............................ China 17,500 45,128
Coeur Mining, Inc. ................................... United States 3,230 52,714
Commercial Metals Co. ............................... United States 251 15,750
a
Constellium SE, A ................................... United States 3,469 110,557
Fortescue Ltd. ...................................... Australia 35,765 476,042
Freeport-McMoRan, Inc. .............................. United States 26,183 1,646,649
Glencore plc ....................................... Australia 111,518 760,377
Hecla Mining Co. ................................... United States 7,557 116,604
Norsk Hydro ASA ................................... Norway 11,802 106,794
Rio Tinto plc ....................................... Australia 8,279 783,233
a
SSR Mining, Inc. .................................... Canada 593 16,770
SunCoke Energy, Inc. ................................ United States 1,934 15,569
Zijin Mining Group Co. Ltd., H .......................... China 44,000 155,584
6,691,098
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 1,276 17,022
Ladder Capital Corp., A ............................... United States 1,751 17,422
MFA Financial, Inc. .................................. United States 1,863 18,052
52,496
Multi-Utilities 0.1%
Ameren Corp. ...................................... United States 1,852 209,350
Avista Corp. ....................................... United States 1,601 65,497
Black Hills Corp. .................................... United States 1,146 85,262
CMS Energy Corp. .................................. United States 2,882 220,473
Consolidated Edison, Inc. ............................. United States 1,979 218,937
DTE Energy Co. .................................... United States 1,478 225,203
Engie SA ......................................... France 13,638 429,250
Northwestern Energy Group, Inc. ....................... United States 245 17,547
Public Service Enterprise Group, Inc. .................... United States 2,702 219,294
Sempra, Inc. ....................................... United States 2,315 214,624
1,905,437
Office REITs 0.1%
COPT Defense Properties ............................. United States 528 19,214

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Office REITs (continued)
Empire State Realty Trust, Inc., A ....................... United States 3,121 $ 16,885
Vornado Realty Trust ................................. United States 13,862 544,777
580,876
Oil, Gas & Consumable Fuels 1.7%
Antero Midstream Corp. .............................. United States 9,247 210,369
BP plc ............................................ United States 59,945 369,486
California Resources Corp. ............................ United States 339 17,923
Cheniere Energy, Inc. ................................ United States 8,169 1,952,473
Chevron Corp. ..................................... United States 1,231 204,051
ConocoPhillips ..................................... United States 9,220 958,511
Delek US Holdings, Inc. .............................. United States 378 19,206
Devon Energy Corp. ................................. United States 8,869 366,467
DHT Holdings, Inc. .................................. United States 1,219 20,150
Dorian LPG Ltd. .................................... United States 606 21,077
ENEOS Holdings, Inc. ................................ Japan 42,200 312,380
Eni SpA .......................................... Italy 5,242 122,986
Equinor ASA ....................................... Norway 14,559 459,094
Exxon Mobil Corp. ................................... United States 17,683 2,417,620
Galp Energia SGPS SA, B ............................ Portugal 14,483 306,951
a
Gulfport Energy Corp. ................................ United States 104 17,649
HF Sinclair Corp. ................................... United States 3,416 237,924
Idemitsu Kosan Co. Ltd. .............................. Japan 5,400 39,892
Inpex Corp. ........................................ Japan 3,800 76,677
Kinder Morgan, Inc. .................................. United States 6,452 206,270
Marathon Petroleum Corp. ............................ United States 1,095 279,959
Murphy Oil Corp. .................................... United States 1,360 44,282
Occidental Petroleum Corp. ........................... United States 3,653 177,426
a
Par Pacific Holdings, Inc. ............................. United States 320 17,946
Peabody Energy Corp. ............................... United States 615 14,219
PetroChina Co. Ltd., H ............................... China 156,000 168,365
Phillips 66 ......................................... United States 1,246 210,636
Repsol SA ......................................... Spain 6,464 161,500
Scorpio Tankers, Inc. ................................. Monaco 1,268 87,822
Shell plc, (EUR Traded) ............................... United States 23,996 929,430
Shell plc, (GBP Traded) ............................... United States 2,008 78,021
Teekay Corp. Ltd. ................................... United States 4,399 43,990
Teekay Tankers Ltd., A ............................... Canada 1,190 77,195
TotalEnergies SE ................................... France 10,417 805,500
Valero Energy Corp. ................................. United States 5,397 1,405,595
Williams Cos., Inc. (The) .............................. United States 2,796 207,855
World Kinect Corp. .................................. United States 713 23,486
13,070,383
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 453 17,123
Passenger Airlines 0.5%
a
Allegiant Travel Co. .................................. United States 256 30,106
International Consolidated Airlines Group SA ............... United Kingdom 73,177 464,538
a
Joby Aviation, Inc. ................................... United States 5,330 47,544
Qantas Airways Ltd. ................................. Australia 59,258 435,386
Ryanair Holdings plc ................................. Italy 8,133 254,227
Ryanair Holdings plc, ADR ............................ Italy 4,749 307,498
a
SkyWest, Inc. ...................................... United States 1,037 103,005
Southwest Airlines Co. ............................... United States 31,922 1,641,429

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines (continued)
a
United Airlines Holdings, Inc. ........................... United States 2,149 $ 292,242
3,575,975
Personal Care Products 0.0%
†
APR Corp. ........................................ South Korea 472 118,428
Kenvue, Inc. ....................................... United States 12,257 234,231
L'Oreal SA ........................................ France 112 49,096
401,755
Pharmaceuticals 2.5%
a
Alumis, Inc. ........................................ United States 835 23,497
a
Arvinas, Inc. ....................................... United States 5,901 49,037
AstraZeneca plc, (GBP Traded) ......................... United Kingdom 6,447 1,203,683
AstraZeneca plc, (USD Traded) ......................... United Kingdom 5,916 1,121,792
a
Axsome Therapeutics, Inc. ............................ United States 76 18,602
Bristol-Myers Squibb Co. .............................. United States 17,707 1,020,277
Chugai Pharmaceutical Co. Ltd. ........................ Japan 4,500 207,869
a
Corcept Therapeutics, Inc. ............................ United States 1,785 155,206
Daiichi Sankyo Co. Ltd. ............................... Japan 19,800 318,389
Eli Lilly & Co. ...................................... United States 6,325 7,586,395
Galderma Group AG ................................. Switzerland 1,682 382,567
GSK plc .......................................... United Kingdom 20,817 546,507
Ipsen SA .......................................... France 2,077 400,278
Johnson & Johnson ................................. United States 916 232,637
a
Maze Therapeutics, Inc. .............................. United States 1,629 48,609
Merck & Co., Inc. ................................... United States 28,065 3,606,352
Novartis AG ....................................... United States 10,914 1,705,775
Novo Nordisk A/S, ADR ............................... Denmark 13,266 635,972
Novo Nordisk A/S, B ................................. Denmark 12,732 611,479
Otsuka Holdings Co. Ltd. ............................. Japan 4,100 272,893
Pfizer, Inc. ......................................... United States 8,295 199,744
Roche Holding AG .................................. United States 2,722 1,118,977
Sanofi SA ......................................... United States 6,821 583,220
a
Supernus Pharmaceuticals, Inc. ........................ United States 1,505 69,998
22,119,755
Professional Services 0.1%
Automatic Data Processing, Inc. ........................ United States 954 213,648
Broadridge Financial Solutions, Inc. ...................... United States 1,427 195,428
Computershare Ltd. ................................. Australia 1,812 47,987
a
IBEX Holdings Ltd. .................................. United States 620 18,829
a
Innodata, Inc. ...................................... United States 180 13,604
Korn Ferry ........................................ United States 651 43,344
a
Legalzoom.com, Inc. ................................. United States 6,932 42,493
Leidos Holdings, Inc. ................................. United States 853 87,833
Maximus, Inc. ...................................... United States 284 15,268
a
Paylocity Holding Corp. ............................... United States 951 99,408
Recruit Holdings Co. Ltd. ............................. Japan 5,300 368,769
a
Upwork, Inc. ....................................... United States 11,035 92,253
Verisk Analytics, Inc., A ............................... United States 1,255 225,310
1,464,174
Real Estate Management & Development 0.1%
a
CBRE Group, Inc., A ................................. United States 4,724 636,276
a
Cushman & Wakefield Ltd. ............................ United States 6,907 92,485
a
Jones Lang LaSalle, Inc. .............................. United States 736 228,123
956,884

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 0.0%
†
Invitation Homes, Inc. ................................ United States 7,336 $ 221,621
Mid-America Apartment Communities, Inc. ................ United States 1,588 220,637
Sun Communities, Inc. ............................... United States 1,681 201,569
643,827
Retail REITs 0.1%
Alexander's, Inc. .................................... United States 64 17,636
Brixmor Property Group, Inc. ........................... United States 6,967 219,669
CBL & Associates Properties, Inc. ....................... United States 604 32,066
Kite Realty Group Trust ............................... United States 719 20,405
Realty Income Corp. ................................. United States 3,464 214,629
Simon Property Group, Inc. ............................ United States 1,794 401,228
SITE Centers Corp. .................................. United States 5,160 20,485
Tanger, Inc. ........................................ United States 475 18,748
Urban Edge Properties ............................... United States 742 16,977
961,843
Semiconductors & Semiconductor Equipment 10.4%
a
Advanced Micro Devices, Inc. .......................... United States 8,386 4,871,511
Advantest Corp. .................................... Japan 1,000 205,728
a
Aehr Test Systems .................................. United States 1,055 101,343
a
Ambarella, Inc. ..................................... United States 1,188 101,930
Amkor Technology, Inc. ............................... United States 15,685 1,352,518
Analog Devices, Inc. ................................. United States 811 322,105
Applied Materials, Inc. ................................ United States 5,369 3,881,787
a
ARM Holdings plc, ADR .............................. United States 1,283 454,913
ASE Technology Holding Co. Ltd. ....................... Taiwan 14,000 312,432
ASML Holding NV ................................... Netherlands 1,882 3,726,691
ASML Holding NV, ADR .............................. Netherlands 995 1,979,493
Broadcom, Inc. ..................................... United States 21,225 8,017,744
a
CEVA, Inc. ........................................ United States 428 20,184
a
Cirrus Logic, Inc. .................................... United States 1,242 184,474
a
Credo Technology Group Holding Ltd. .................... United States 1,288 350,272
a
FormFactor, Inc. .................................... United States 186 29,747
Infineon Technologies AG ............................. Germany 5,176 487,589
a
Kioxia Holdings Corp. ................................ Japan 2,000 1,162,460
KLA Corp. ......................................... United States 11,370 3,430,443
Kulicke & Soffa Industries, Inc. ......................... Singapore 235 31,434
Lam Research Corp. ................................. United States 15,979 6,924,180
a
Lattice Semiconductor Corp. ........................... United States 750 114,720
Marvell Technology, Inc. .............................. United States 7,838 2,334,862
a
MaxLinear, Inc., A ................................... United States 1,335 170,920
MediaTek, Inc. ..................................... Taiwan 2,000 272,529
Microchip Technology, Inc. ............................ United States 2,299 209,669
Micron Technology, Inc. ............................... United States 6,203 7,160,061
MKS, Inc. ......................................... United States 670 298,016
Monolithic Power Systems, Inc. ......................... United States 135 186,619
a
Nanya Technology Corp. .............................. Taiwan 8,000 117,084
NAURA Technology Group Co. Ltd., A .................... China 1,700 222,958
a
Navitas Semiconductor Corp., A ........................ United States 3,199 57,326
NVIDIA Corp. ...................................... United States 136,440 27,300,280
a
ON Semiconductor Corp. ............................. United States 1,849 174,804
a
Onto Innovation, Inc. ................................. United States 819 309,951
Qnity Electronics, Inc. ................................ United States 684 111,704
QUALCOMM, Inc. ................................... United States 9,834 1,817,225
a
Rambus, Inc. ...................................... United States 1,173 155,704
SCREEN Holdings Co. Ltd. ............................ Japan 5,300 594,537
a
Semtech Corp. ..................................... United States 752 121,711

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a
Silicon Laboratories, Inc. .............................. United States 81 $ 17,703
SK Hynix, Inc. ...................................... South Korea 727 1,282,851
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 42,000 3,313,392
Teradyne, Inc. ...................................... United States 3,117 1,508,129
Texas Instruments, Inc. ............................... United States 694 206,861
86,008,594
Software 3.2%
a
ACI Worldwide, Inc. .................................. United States 732 36,812
a
Adobe, Inc. ........................................ United States 11,578 2,373,722
a
Alarm.com Holdings, Inc. ............................. United States 405 18,922
a
Appian Corp., A ..................................... United States 785 17,976
a
Arteris, Inc. ........................................ United States 2,810 136,538
a
Atlassian Corp., A ................................... United States 2,516 195,720
a
Autodesk, Inc. ...................................... United States 4,911 954,797
a
Blend Labs, Inc., A .................................. United States 11,145 19,058
a
Cadence Design Systems, Inc. ......................... United States 4,141 1,554,200
a
Cerence, Inc. ...................................... United States 4,520 51,166
a
Check Point Software Technologies Ltd. .................. Israel 1,800 236,574
Clear Secure, Inc., A ................................. United States 315 17,555
a
Commvault Systems, Inc. ............................. United States 551 78,093
Constellation Software, Inc. ............................ Canada 182 342,634
a
Crowdstrike Holdings, Inc., A ........................... United States 497 379,281
a
Daily Journal Corp. .................................. United States 34 20,440
a
Datadog, Inc., A .................................... United States 1,066 277,544
a
DocuSign, Inc., A ................................... United States 4,403 195,581
a
Fortinet, Inc. ....................................... United States 1,604 246,406
a
Hut 8 Corp. ........................................ United States 201 23,204
InterDigital, Inc. ..................................... United States 334 94,565
Intuit, Inc. ......................................... United States 671 175,131
a
LiveRamp Holdings, Inc. .............................. United States 2,068 77,839
a
Manhattan Associates, Inc. ............................ United States 1,586 220,850
Microsoft Corp. ..................................... United States 40,119 14,965,189
a
Nice Ltd. .......................................... Israel 2,905 263,091
OneSpan, Inc. ...................................... United States 1,419 20,363
Oracle Corp. ....................................... United States 6,073 889,998
Oracle Corp. Japan .................................. Japan 1,200 61,507
a
PagerDuty, Inc. ..................................... United States 10,487 101,200
a
Palantir Technologies, Inc., A ........................... United States 3,182 371,244
Pegasystems, Inc. ................................... United States 3,128 93,746
a
Q2 Holdings, Inc. ................................... United States 367 17,653
a
Rapid7, Inc. ....................................... United States 7,211 58,409
RingCentral, Inc., A .................................. United States 4,935 192,366
a
Rubrik, Inc., A ...................................... United States 3,227 259,064
SAP SE .......................................... Germany 2,918 449,805
a
ServiceNow, Inc. .................................... United States 2,245 222,884
a
Teradata Corp. ..................................... United States 6,426 222,661
a
Weave Communications, Inc. .......................... United States 3,122 18,701
a
Workday, Inc., A .................................... United States 1,667 204,074
a
Workiva, Inc., A ..................................... United States 384 18,628
26,175,191
Specialized REITs 0.2%
American Tower Corp. ................................ United States 4,639 758,801
Digital Realty Trust, Inc. .............................. United States 1,118 200,770
EPR Properties ..................................... United States 3,473 201,469
Farmland Partners, Inc. ............................... United States 1,434 13,881
Outfront Media, Inc. ................................. United States 3,517 115,217

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs (continued)
Public Storage ..................................... United States 675 $ 214,859
VICI Properties, Inc., A ............................... United States 20,245 537,505
2,042,502
Specialty Retail 0.3%
a
Abercrombie & Fitch Co., A ............................ United States 1,070 96,311
American Eagle Outfitters, Inc. ......................... United States 1,339 23,031
a
AutoZone, Inc. ..................................... United States 63 201,344
Avolta AG ......................................... Switzerland 1,159 77,429
Buckle, Inc. (The) ................................... United States 354 14,939
a
Chewy, Inc., A ...................................... United States 5,183 101,846
Fast Retailing Co. Ltd. ................................ Japan 1,000 512,344
a
Five Below, Inc. ..................................... United States 452 81,265
Home Depot, Inc. (The) ............................... United States 686 241,938
Industria de Diseno Textil SA ........................... Spain 2,584 162,875
Ross Stores, Inc. ................................... United States 916 194,971
a
Sally Beauty Holdings, Inc. ............................ United States 1,469 20,772
TJX Cos., Inc. (The) ................................. United States 2,828 428,442
a
Ulta Beauty, Inc. .................................... United States 417 188,059
a
Urban Outfitters, Inc. ................................. United States 356 25,226
a
Victoria's Secret & Co. ............................... United States 1,635 136,490
2,507,282
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. ........................................ United States 85,135 24,634,664
Asia Vital Components Co. Ltd. ......................... Taiwan 2,000 161,780
a
Everpure, Inc., A .................................... United States 3,233 254,728
a
IonQ, Inc. ......................................... United States 2,503 133,310
c
Lenovo Group Ltd. .................................. China 42,000 124,627
Samsung Electronics Co. Ltd. .......................... South Korea 7,774 1,725,029
a
Sandisk Corp. ...................................... United States 822 1,869,006
Seagate Technology Holdings plc ....................... United States 1,192 1,150,280
Western Digital Corp. ................................ United States 3,426 2,188,255
32,241,679
Textiles, Apparel & Luxury Goods 0.1%
Asics Corp. ........................................ Japan 26,000 707,166
Carter's, Inc. ....................................... United States 1,839 75,693
G-III Apparel Group Ltd. .............................. United States 728 24,541
Hermes International SCA ............................. France 122 223,101
LVMH Moet Hennessy Louis Vuitton SE .................. France 55 30,418
Pandora A/S ....................................... Denmark 2,103 241,607
Tapestry, Inc. ...................................... United States 1,551 227,035
1,529,561
Tobacco 0.7%
British American Tobacco plc ........................... United Kingdom 12,822 793,463
Imperial Brands plc .................................. United Kingdom 12,713 469,858
Philip Morris International, Inc. ......................... United States 22,404 4,053,108
5,316,429
Trading Companies & Distributors 0.6%
AerCap Holdings NV ................................. Ireland 3,700 539,386
Bunzl plc .......................................... United Kingdom 1,605 56,013
McGrath RentCorp .................................. United States 167 20,212
Mitsubishi Corp. .................................... Japan 4,300 115,034
Mitsui & Co. Ltd. .................................... Japan 20,100 561,252

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
a
NPK International, Inc. ............................... United States 1,156 $ 18,392
Sunbelt Rentals Holdings, Inc. .......................... United States 5,084 370,870
United Rentals, Inc. .................................. United States 964 1,092,106
WW Grainger, Inc. ................................... United States 232 315,613
3,088,878
Transportation Infrastructure 0.0%
†
b
Aena SME SA, 144A, Reg S ........................... Spain 3,317 101,078
International Container Terminal Services, Inc. .............. Philippines 17,730 257,993
359,071
Water Utilities 0.1%
American States Water Co. ............................ United States 215 17,765
California Water Service Group ......................... United States 408 19,849
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 39,000 223,923
261,537
Wireless Telecommunication Services 0.3%
Bharti Airtel Ltd. .................................... India 12,202 239,028
Etihad Etisalat Co. .................................. Saudi Arabia 8,899 143,177
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 37,000 122,024
KDDI Corp. ........................................ Japan 28,000 470,336
MTN Group Ltd. .................................... South Africa 9,328 129,913
TIM SA ........................................... Brazil 23,900 101,252
T-Mobile US, Inc. ................................... United States 4,863 815,671
Vodafone Group plc ................................. United Kingdom 299,593 396,530
2,417,931
Total Common Stocks (Cost $317,523,161) ...................................
503,727,001
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 1,022 68,781
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 747 45,507
Interactive Media & Services 0.1%
Alphabet, Inc., A, 6.25% .............................. United States 1,582 80,508
Alphabet, Inc., B, 6.25% .............................. United States 1,582 79,575
160,083
Software 0.0%
†
Oracle Corp., D, 6.5% ................................ United States 1,573 70,706
Total Convertible Preferred Stocks (Cost $324,878) ............................
345,077
Preferred Stocks 0.1%
Banks 0.0%
†
d
Itau Unibanco Holding SA, 4.3% ........................ Brazil 34,300 280,257
Technology Hardware, Storage & Peripherals 0.1%
d
Samsung Electronics Co. Ltd., 0.6% ..................... South Korea 2,989 421,516
Total Preferred Stocks (Cost $410,742) .......................................
701,773

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
†
Biotechnology 0.0%
†
a,e
Akero Therapeutics, Inc., CVR, 6/30/31 ................... United States 1,346 $ 875
a,e
Blueprint Medicines Corp., CVR, 12/31/28 ................. United States 388 178
a,e
Icosavax, Inc., CVR, 2/19/31 ........................... United Kingdom 687 207
a,e,f
Pfizer, Inc., CVR, 3/31/32 ............................. United States 416 2,038
a,e
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 4,187 —
3,298
Health Care Equipment & Supplies 0.0%
†
a,e,f
TPG , Inc., CVR, 12/31/27 ............................. United States 2,568 26
Total Rights (Cost $3,330) ..................................................
3,324
Principal
Amount
*
Convertible Bonds 0.1%
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 89,524
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 40,000 38,020
Hotels, Restaurants & Leisure 0.0%
†
g
DoorDash, Inc. , Senior Note , 0.36% , 5/15/30 ............... United States 90,000 88,762
Oil, Gas & Consumable Fuels 0.0%
†
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 75,000 73,950
Semiconductors & Semiconductor Equipment 0.1%
b
Onto Innovation, Inc. , Senior Note , 144A, Zero Cpn., 6/01/31 ... United States 80,000 105,672
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 76,000 73,150
Technology Hardware, Storage & Peripherals 0.0%
†
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 5,000 58,358
Total Convertible Bonds (Cost $438,168) .....................................
527,436
Corporate Bonds 16.7%
Aerospace & Defense 0.8%
ATI, Inc. ,
Senior Note, 4.875%, 10/01/29 ....................... United States 25,000 24,741
Senior Note, 7.25%, 8/15/30 ......................... United States 50,000 51,947
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 55,000 56,235
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 60,000 61,536
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 305,000 310,610
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 250,000 253,475
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 41,000 38,586
Senior Bond, 6.125%, 2/15/33 ........................ United States 75,000 79,762
Senior Bond, 6.875%, 3/15/39 ........................ United States 43,000 48,148
Senior Bond, 3.375%, 6/15/46 ........................ United States 85,000 59,712
Senior Note, 2.7%, 2/01/27 .......................... United States 153,000 151,349
Senior Note, 6.259%, 5/01/27 ........................ United States 79,000 80,062
Senior Note, 6.298%, 5/01/29 ........................ United States 815,000 848,602
b
Bombardier, Inc. ,
Senior Bond, 144A, 7.45%, 5/01/34 .................... Canada 300,000 332,420

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
Bombardier, Inc., (continued)
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 60,000 $ 63,498
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 5,000 5,186
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 50,000 51,819
Senior Note, 144A, 5.875%, 1/15/35 ................... Canada 70,000 70,347
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 200,000 200,324
b
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 210,000 206,433
Howmet Aerospace, Inc. ,
Senior Note, 3%, 1/15/29 ........................... United States 413,000 397,837
Senior Note, 4.85%, 10/15/31 ........................ United States 106,000 106,401
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 253,000 251,085
Senior Bond, 5.15%, 2/27/33 ......................... United States 54,000 55,002
Senior Bond, 4.875%, 10/15/40 ....................... United States 119,000 113,486
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 390,000 388,975
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 220,000 226,243
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 15,000 15,551
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 5,000 5,134
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 185,000 186,928
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 25,000 25,530
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 145,000 148,832
4,915,796
Automobile Components 0.1%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 115,000 120,289
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 60,000 61,316
b
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 137,550 113,616
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 200,000 200,041
b,h
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 200,000 207,164
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 200,000 208,484
910,910
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 17,000 17,769
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 200,000 200,559
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 380,000 394,565
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 98,000 99,375
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 55,000 54,592
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 48,000 48,804
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 200,000 211,892
1,027,556
Banks 2.8%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 300,000 301,683
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 200,000 199,247
Sub. Bond, 3.225% to 8/21/31, FRN thereafter, 11/22/32 .... Spain 1,400,000 1,267,386
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 450,000 415,926
Senior Note, 1.734% to 7/21/26, FRN thereafter, 7/22/27 .... United States 1,690,000 1,687,448

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
Senior Note, 4.695% to 4/22/31, FRN thereafter, 4/23/32 .... United States 205,000 $ 203,320
i
Sub. Bond, FRN, 4.686%, (3-month SOFR + 1.022%), 9/15/26 United States 65,000 65,029
Sub. Bond, 6.11%, 1/29/37 .......................... United States 722,000 760,319
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,133,000 1,053,217
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 245,000 243,865
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 207,321
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 200,000 196,769
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 202,855
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 200,000 199,830
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 200,000 204,524
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 321,000 319,939
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 1,408,000 1,395,787
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 320,000 315,906
Sub. Bond, 4.45%, 9/29/27 .......................... United States 402,000 401,432
Sub. Bond, 4.75%, 5/18/46 .......................... United States 168,000 143,614
b
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 564,000 556,726
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 400,000 397,993
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 580,000 591,025
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 385,000 332,284
b
Intesa Sanpaolo SpA , Senior Preferred Bond , 144A, 3.875% ,
1/12/28 ......................................... Italy 400,000 395,055
JPMorgan Chase & Co. ,
i
W, Junior Sub. Bond, FRN, 4.913%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 179,000 162,749
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 305,000 306,497
Senior Note, 4.622% to 4/22/31, FRN thereafter, 4/23/32 .... United States 210,000 207,623
Sub. Bond, 3.625%, 12/01/27 ........................ United States 1,887,000 1,865,822
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 790,000 815,591
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 335,000 338,579
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 24,000 24,233
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 648,000 630,798
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 494,000 492,880
i
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 390,000 387,660
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 150,000 152,524
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 593,000 516,350
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 2,203,000 2,025,611
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 155,000 157,633

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 116,000 $ 86,171
20,229,221
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Note, 4.8%, 3/15/29 .......................... United States 230,000 231,828
Senior Note, 4.125%, 3/15/31 ........................ United States 105,000 102,799
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 302,000 256,768
Senior Note, 5.15%, 3/02/28 ......................... United States 320,000 323,114
b
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 280,000 285,506
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 215,000 EUR 244,265
1,444,280
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Note, 4.1%, 11/20/30 ......................... United States 80,000 78,649
Senior Note, 4.25%, 3/13/31 ......................... United States 160,000 157,592
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 35,000 37,879
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 189,000 186,537
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 75,000 77,457
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 185,000 194,605
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 335,000 344,287
1,077,006
Building Products 0.0%
†
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 10,000 10,054
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 40,000 40,360
Johnson Controls International plc , Senior Bond , 4.95% , 7/02/64
United States 264,000 230,886
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 230,000 234,981
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 90,000 90,602
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 250,000 237,623
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 40,000 36,027
880,533
Capital Markets 1.0%
Ares Capital Corp. ,
Senior Note, 2.15%, 7/15/26 ......................... United States 199,000 198,799
Senior Note, 7%, 1/15/27 ........................... United States 110,000 111,129
Senior Note, 2.875%, 6/15/27 ........................ United States 212,000 207,957
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 21,000 22,146
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 134,000 116,160
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 88,000 86,922
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 1,677,000 1,662,835
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 368,000 362,852
Senior Note, 4.594% to 4/19/29, FRN thereafter, 4/20/30 .... United States 80,000 79,559

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The), (continued)
Senior Note, 4.972% to 6/02/31, FRN thereafter, 6/03/32 .... United States 140,000 $ 139,950
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 149,000 125,774
Senior Note, 4%, 9/15/27 ........................... United States 98,000 97,525
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 195,000 195,131
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 430,000 442,432
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 170,000 169,881
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 163,000 145,714
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 166,000 172,734
Senior Note, 5.2%, 3/15/30 .......................... United States 172,000 173,180
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 463,000 407,392
Senior Bond, 5%, 8/05/34 ........................... United States 51,000 51,030
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 1,758,000 1,734,340
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 305,000 306,892
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 104,000 104,582
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 70,000 68,655
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 145,000 143,242
Sub. Bond, 3.95%, 4/23/27 .......................... United States 398,000 396,762
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 292,000 276,336
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 30,000 30,872
Senior Note, 5.35%, 6/28/28 ......................... United States 69,000 69,940
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 51,000 47,699
Senior Bond, 1.25%, 8/15/30 ......................... United States 93,000 81,281
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 175,000 180,095
b
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 160,000 168,092
b
UBS Group AG , Senior Bond , 144A, 3.869% to 1/11/28, FRN
thereafter , 1/12/29 ................................. Switzerland 311,000 307,472
8,885,362
Chemicals 0.1%
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 135,000 130,010
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 145,000 144,407
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 150,000 146,457
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 70,000 51,031
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 300,000 320,350
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 65,000 64,487
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 80,000 78,961
935,703
Commercial Services & Supplies 0.3%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 90,000 89,863
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 80,000 81,185
b
GFL Environmental, Inc. ,
Senior Note, 144A, 4.375%, 8/15/29 ................... United States 175,000 170,249

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
GFL Environmental, Inc., (continued)
Senior Note, 144A, 6.75%, 1/15/31 .................... United States 25,000 $ 25,751
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 40,000 39,381
b
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 60,000 61,237
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 240,000 242,953
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 576,000 583,822
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 370,000 383,985
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 30,000 30,720
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 240,000 234,014
Senior Bond, 3.2%, 6/01/32 .......................... United States 38,000 34,924
Senior Bond, 5%, 3/01/34 ........................... United States 55,000 55,103
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 147,000 148,550
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 125,000 128,224
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 30,000 30,775
2,340,736
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 78,000 70,384
Senior Bond, 5.55%, 8/15/35 ......................... United States 271,000 275,997
Senior Note, 4.85%, 8/15/30 ......................... United States 91,000 91,361
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 205,000 207,278
645,020
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 35,000 36,538
Consumer Finance 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.65%, 7/21/27 ......................... Ireland 450,000 446,575
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 596,000 544,942
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 297,000 330,880
Senior Note, 4.75%, 6/09/27 ......................... United States 207,000 207,503
Senior Note, 2.2%, 11/02/28 ......................... United States 172,000 162,445
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 326,000 337,788
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 170,000 170,692
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 343,000 350,823
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 155,000 153,711
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 95,000 93,244
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 926,000 804,105
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 300,000 318,804
b
FirstCash, Inc. ,
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 310,000 318,939
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 275,000 273,879
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 170,000 167,695

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc. ,
Senior Note, 4.2%, 10/27/28 ......................... United States 70,000 $ 69,256
Senior Note, 4.9%, 10/06/29 ......................... United States 207,000 207,576
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 100,000 104,822
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 360,000 378,741
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 296,000 295,273
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 55,000 54,059
Senior Note, 7.5%, 5/15/31 .......................... United States 70,000 72,361
Senior Note, 7.125%, 11/15/31 ....................... United States 120,000 122,528
Senior Note, 6.5%, 3/15/33 .......................... United States 50,000 49,241
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 155,000 160,073
6,195,955
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 329,000 312,603
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 233,000 231,015
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 156,000 147,056
b
US Foods, Inc. ,
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 170,000 166,086
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 190,000 197,403
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 60,000 60,114
1,114,277
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 75,000 74,314
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 154,000 151,706
Senior Secured Note, 5.5%, 4/15/28 ................... United States 13,000 13,202
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 145,000 140,846
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 70,000 68,923
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 80,000 81,828
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 305,000 287,793
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 336,000 372,558
Senior Bond, 7.95%, 2/15/31 ......................... United States 87,000 97,691
1,288,861
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 55,000 51,059
Diversified REITs 0.1%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 90,000 87,996
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 193,000 172,935
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 343,000 342,992
Senior Note, 5.125%, 11/15/31 ....................... United States 228,000 227,064

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 136,000 $ 135,173
966,160
Diversified Telecommunication Services 1.0%
b
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 190,000 190,818
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 290,000 313,013
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 450,000 378,080
Senior Bond, 4.75%, 5/15/46 ......................... United States 346,000 291,092
Senior Bond, 3.55%, 9/15/55 ......................... United States 1,258,000 810,693
Senior Note, 4.1%, 2/15/28 .......................... United States 50,000 49,634
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 100,000 101,407
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 345,000 337,683
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 200,000 189,734
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 65,000 58,589
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 475,000 424,007
Senior Bond, 144A, 4.25%, 1/15/34 .................... United States 95,000 80,513
Senior Note, 144A, 7%, 2/01/33 ...................... United States 65,000 63,799
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 325,000 338,251
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 162,000 114,985
Senior Bond, 3.45%, 2/01/50 ......................... United States 97,000 62,434
Senior Bond, 2.987%, 11/01/63 ....................... United States 108,000 56,232
Deutsche Telekom International Finance BV , Senior Bond , 8.25% ,
6/15/30 ......................................... Germany 106,000 119,281
b
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 330,000 321,876
b
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 225,000 224,831
b
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 125,000 124,706
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 111,000 116,305
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 130,000 128,208
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 672,000 568,273
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 236,000 223,825
Senior Bond, 5.401%, 7/02/37 ........................ United States 790,000 788,264
Senior Bond, 3.7%, 3/22/61 .......................... United States 473,000 316,558
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 345,000 362,582
b
Yondr JK 1 LLC , Senior Secured Note , 144A, 6.875% , 6/30/31 . United States 150,000 150,488
7,306,161
Electric Utilities 0.9%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 110,000 114,033
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 363,000 360,919
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 86,000 77,034

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 300,000 $ 300,902
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 135,000 143,023
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 433,000 426,887
Senior Bond, 4.2%, 6/15/49 .......................... United States 350,000 273,824
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 166,000 182,486
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 189,000 185,329
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 310,000 304,636
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 102,000 101,926
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 316,000 317,468
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 31,000 31,360
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 125,000 121,445
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.45%, 3/15/35 ......................... United States 664,000 674,354
Senior Note, 5.05%, 3/15/30 ......................... United States 420,000 425,527
b
NRG Energy, Inc. ,
j
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 70,000 75,737
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 315,000 319,084
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 140,000 139,633
Senior Note, 144A, 3.375%, 2/15/29 ................... United States 110,000 104,973
Senior Secured Bond, 144A, 7%, 3/15/33 ............... United States 95,000 103,108
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.3%, 6/01/42 ................... United States 72,000 69,852
Senior Secured Bond, 3.75%, 4/01/45 .................. United States 364,000 282,715
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 48,000 46,748
Senior Note, 6.1%, 1/15/29 .......................... United States 489,000 503,599
Senior Note, 5.55%, 5/15/29 ......................... United States 211,000 215,410
Senior Note, 5.05%, 11/15/31 ........................ United States 105,000 104,926
b
Palomino Funding Trust I , Senior Secured Note , 144A, 7.233% ,
5/17/28 ......................................... United States 250,000 259,528
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 50,000 50,981
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 95,000 93,595
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 140,000 140,813
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 195,000 199,454
b
Vistra Operations Co. LLC ,
Senior Bond, 144A, 6%, 4/15/34 ...................... United States 153,000 157,681
Senior Note, 144A, 5%, 7/31/27 ...................... United States 65,000 64,980
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 150,000 147,433
Senior Note, 144A, 4.7%, 1/31/31 ..................... United States 80,000 78,512
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 45,000 47,100
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 50,000 51,807
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 193,000 189,169
Wisconsin Electric Power Co. ,
Senior Bond, 4.6%, 10/01/34 ......................... United States 137,000 134,255
Senior Note, 4.15%, 10/15/30 ........................ United States 165,000 161,897
7,784,143

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 100,000 EUR $ 112,092
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 85,000 83,986
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 95,000 90,845
b
Ingram Micro, Inc. , Senior Secured Note , 144A, 4.75% , 5/15/29 . United States 110,000 108,100
b
Sensata Technologies, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 United States 155,000 145,027
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 205,000 198,151
626,109
Energy Equipment & Services 0.2%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 225,000 223,786
b
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
8.75% , 1/15/32 ................................... Mexico 200,000 195,474
b
Kodiak Gas Services LLC ,
Senior Note, 144A, 5.875%, 4/01/31 ................... United States 75,000 75,232
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 230,000 233,273
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 40,000 41,096
b,c
Oceaneering International, Inc. , Senior Note , 144A, 6.875% ,
7/15/34 ......................................... United States 85,000 86,387
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 12,308 12,632
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 100,000 92,820
b
Senior Note, 144A, 8.5%, 5/15/31 ..................... United States 100,000 103,876
b
Senior Note, 144A, 7.875%, 10/15/32 .................. United States 135,000 141,003
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 164,500 171,043
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 40,000 40,659
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 405,000 413,444
1,830,725
Entertainment 0.3%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 290,000 297,472
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 60,000 44,029
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 50,000 50,022
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 45,000 46,433
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 395,000 EUR 462,779
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 346,000 355,196
b
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 170,000 180,527
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 150,000 156,997
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 100,000 GBP 132,994
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 183,000 228,085
1,954,534
Financial Services 0.2%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 188,000 183,804
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 85,000 83,885
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 135,000 130,463
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 145,000 156,553

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 245,000 $ 249,392
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 25,000 25,101
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 146,000 126,034
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 195,000 195,865
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 150,000 150,343
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 220,000 222,763
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 260,000 254,702
b
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/30 ................... United States 240,000 244,235
Senior Note, 144A, 6.125%, 8/01/31 ................... United States 35,000 35,772
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 115,000 119,430
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 150,000 152,732
Senior Note, 144A, 6.5%, 6/15/34 ..................... United States 85,000 87,289
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 112,081
2,530,444
Food Products 0.2%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 40,000 37,334
b
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note, 144A, 7.625%, 7/01/29 ................... United States 80,000 82,594
Senior Note, 144A, 6.375%, 4/15/34 ................... United States 80,000 81,244
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 200,000 196,257
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 100,000 101,980
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond, 5.5%, 1/15/36 .......................... United States 409,000 408,661
Senior Note, 3%, 2/02/29 ........................... United States 82,000 78,727
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 10,000 8,628
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 44,000 49,172
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 51,000 55,923
Senior Bond, 4.625%, 10/01/39 ....................... United States 51,000 45,588
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 39,000 38,774
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 96,000 94,643
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 20,000 19,872
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 295,000 295,615
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 188,000 188,223
Senior Note, 144A, 5%, 3/01/32 ...................... United States 334,000 336,447
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 43,000 43,185
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 130,000 128,612
2,291,479
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 59,000 59,087

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation 0.2%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 485,000 $ 483,222
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 205,000 181,033
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 55,000 57,290
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 226,000 188,500
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 111,000 110,591
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 118,000 117,534
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 105,000 104,835
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 236,000 237,835
b
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 200,000 205,311
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 310,000 313,788
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 120,000 123,296
2,123,235
Health Care Equipment & Supplies 0.2%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 40,000 41,150
b,i
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 6.079% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 115,434
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 363,000 338,982
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 163,000 116,008
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 150,000 148,687
Senior Note, 4.8%, 8/14/29 .......................... United States 157,000 157,857
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 215,000 218,238
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 75,000 74,580
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 390,000 378,941
1,589,877
Health Care Providers & Services 0.6%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 270,000 254,958
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 85,000 91,646
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 190,000 198,613
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 85,000 88,093
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 120,000 124,637
Senior Bond, 1.875%, 2/28/31 ........................ United States 45,000 39,482
Senior Bond, 4.78%, 3/25/38 ......................... United States 96,000 90,045
Senior Note, 5.4%, 6/01/29 .......................... United States 85,000 86,867
Senior Note, 5%, 9/15/32 ........................... United States 115,000 115,296
b
DaVita, Inc. ,
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 250,000 242,343
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 260,000 268,292
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,487
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 84,000 83,973
Senior Bond, 4.125%, 6/15/29 ........................ United States 75,000 73,860

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc., (continued)
Senior Note, 5.45%, 4/01/31 ......................... United States 220,000 $ 224,860
Senior Note, 3.625%, 3/15/32 ........................ United States 401,000 373,419
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 200,000 203,448
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 200,000 201,602
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 395,000 390,103
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 220,000 222,082
Senior Secured Note, 6.125%, 6/15/30 ................. United States 120,000 121,029
UnitedHealth Group, Inc. , Senior Bond , 3.95% , 10/15/42 ......
United States 329,000 271,806
3,781,941
Health Care REITs 0.1%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 375,000 384,184
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 140,000 134,323
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 485,000 493,695
628,018
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 20,000 20,447
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 315,000 322,490
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 90,000 92,397
Senior Note, 144A, 5.75%, 3/15/34 .................... United States 65,000 64,435
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 25,000 25,608
525,377
Hotels, Restaurants & Leisure 0.3%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 355,000 335,341
b
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 200,000 202,025
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 75,000 74,536
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 160,000 154,580
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 100,000 96,170
Senior Note, 144A, 6%, 10/15/32 ..................... United States 40,000 36,277
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 40,000 40,254
b
Carnival Corp. Ltd. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 230,000 229,754
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 221,000 223,832
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 85,000 86,575
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 75,000 75,826
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 40,000 40,504
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 251,000 246,481
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 85,000 84,966
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 190,000 186,465
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 200,000 199,396
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 75,000 75,095

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 365,000 $ 366,548
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 132,000 132,766
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 120,000 122,234
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 15,000 15,555
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 318,000 292,780
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 175,000 182,409
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 45,000 46,982
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 120,000 119,815
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 35,000 34,012
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 80,000 80,047
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 240,000 243,136
Royal Caribbean Cruises Ltd. ,
Senior Bond, 5.375%, 1/15/36 ........................ United States 70,000 69,520
b
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 55,000 55,478
b
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 135,000 138,013
b
Senior Note, 144A, 6%, 2/01/33 ...................... United States 130,000 131,870
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 75,000 64,158
b
Station Casinos LLC ,
Senior Bond, 144A, 4.625%, 12/01/31 .................. United States 180,000 171,012
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 55,000 55,886
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 30,000 30,116
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 165,000 172,977
Senior Note, 144A, 5.875%, 10/15/33 .................. United States 85,000 85,175
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 145,000 153,317
5,151,883
Household Durables 0.2%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 235,000 233,215
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 20,000 19,801
Senior Note, 1.3%, 10/15/26 ......................... United States 511,000 506,763
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 30,000 30,976
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 45,000 46,277
b
Taylor Morrison Communities, Inc. , Senior Note , 144A, 5.75% ,
1/15/28 ......................................... United States 35,000 35,406
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 101,000 100,542
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 125,000 123,370
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 210,000 210,821
Whirlpool Corp. ,
Senior Bond, 5.75%, 3/01/34 ......................... United States 75,000 58,123
Senior Bond, 4.5%, 6/01/46 .......................... United States 110,000 65,602
b
Senior Secured Note, 144A, 7.5%, 7/01/31 .............. United States 65,000 65,939
b
Senior Secured Note, 144A, 7.875%, 7/01/34 ............ United States 105,000 105,693
1,602,528

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 30,000 $ 29,062
Independent Power and Renewable Electricity Producers 0.1%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 100,000 104,475
b
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 140,000 127,478
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 65,000 60,312
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 65,000 63,775
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 155,000 157,472
Senior Note, 4.4%, 1/15/31 .......................... United States 50,000 49,169
b
Senior Note, 144A, 5%, 2/01/31 ...................... United States 105,000 104,998
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 16,000 15,529
A, Senior Note, 4.25%, 10/01/30 ...................... United States 73,000 71,736
b
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 120,000 121,027
Senior Note, 144A, 6.125%, 5/01/31 ................... United States 30,000 30,013
Senior Note, 144A, 6.375%, 5/01/33 ................... United States 145,000 144,878
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 120,000 119,321
b,j
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 25,000 25,267
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 80,000 80,826
1,276,276
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 117,000 107,421
Senior Note, 2.125%, 4/15/27 ........................ United States 52,000 51,189
158,610
Insurance 0.6%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 90,000 84,691
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 90,000 85,421
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 105,000 102,859
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 85,000 84,473
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 195,000 198,271
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note, 144A, 8.375%, 2/01/34 .................. United States 225,000 208,443
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 170,000 171,423
b
Athene Global Funding ,
Senior Secured Note, 144A, 5.349%, 7/09/27 ............ United States 245,000 246,751
Senior Secured Note, 144A, 1.985%, 8/19/28 ............ United States 430,000 404,071
Senior Secured Note, 144A, 5.526%, 7/11/31 ............ United States 83,000 83,791
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 92,000 81,237
Senior Bond, 2.85%, 10/15/50 ........................ United States 393,000 250,037
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 75,000 74,995
Senior Note, 4.9%, 6/23/30 .......................... United States 174,000 173,782

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 94,000 $ 94,060
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 150,000 142,128
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 171,000 170,932
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 102,000 102,997
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 365,000 366,343
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 35,000 35,724
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ....
United States 185,000 164,761
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 385,000 422,665
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 195,000 198,377
3,948,232
Interactive Media & Services 0.0%
†
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 175,000 172,463
Senior Note, 4.1%, 2/15/31 .......................... United States 140,000 137,594
Meta Platforms, Inc. , Senior Bond , 5.625% , 11/15/55 .........
United States 160,000 145,083
455,140
IT Services 0.0%
†
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 225,000 202,725
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 65,000 66,162
268,887
Leisure Products 0.0%
†
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 200,000 174,974
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 86,000 86,031
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 220,000 224,480
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 25,000 26,194
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 305,000 306,093
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 140,000 139,855
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 143,000 132,912
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 45,000 44,640
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 40,000 40,541
914,715
Media 0.3%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 110,000 100,700
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 24,000 23,242
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 383,000 285,967
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 205,000 127,312
Senior Secured Note, 2.25%, 1/15/29 .................. United States 277,000 258,129

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 30,000 $ 30,129
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 95,000 99,026
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 120,000 126,435
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 175,000 178,148
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 2,000 1,998
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 65,000 67,493
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 80,000 79,261
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 110,000 118,932
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 240,000 210,265
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 100,000 96,603
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 85,000 57,095
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 105,000 105,279
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 55,000 54,807
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 95,000 96,623
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 57,000 55,862
b
Nexstar Media, Inc. ,
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 130,000 129,798
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 260,000 260,156
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 744,000 743,064
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 50,000 48,524
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 45,000 46,937
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 88,000 86,937
Senior Bond, 4.2%, 6/01/29 .......................... United States 56,000 53,736
Senior Bond, 5.85%, 9/01/43 ......................... United States 85,000 63,686
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 225,000 231,394
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 205,000 186,299
Senior Note, 144A, 4%, 7/15/28 ...................... United States 30,000 29,230
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 28,000 31,048
b
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.375%, 8/01/32 ............ United States 65,000 66,095
Senior Secured Note, 144A, 8.875%, 4/15/33 ............ United States 125,000 123,138
b
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 220,000 192,761
4,466,109
Metals & Mining 0.2%
b
Anglo American Capital plc , Senior Note , 144A, 4.625% , 3/19/31 South Africa 200,000 197,209
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 84,000 84,162
b
Cleveland-Cliffs, Inc. ,
Senior Bond, 144A, 4.875%, 3/01/31 ................... United States 45,000 41,171
Senior Note, 144A, 7%, 3/15/32 ...................... United States 105,000 104,301
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 145,000 144,914
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 110,000 104,264
Senior Note, 4.125%, 1/15/30 ........................ United States 85,000 82,427

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 188,000 $ 187,388
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 325,000 296,326
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 59,000 60,576
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 70,000 70,416
b
Mineral Resources Ltd. ,
Senior Note, 144A, 7%, 4/01/31 ...................... Australia 40,000 41,433
Senior Note, 144A, 6%, 5/01/32 ...................... Australia 40,000 39,596
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 245,000 237,125
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 140,000 127,602
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 60,000 61,553
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 95,000 95,752
1,976,215
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 126,000 106,805
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 528,000 528,332
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 134,000 132,970
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 128,000 122,803
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 656,000 648,229
1,539,139
Oil, Gas & Consumable Fuels 1.1%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 9.75%, 2/15/31 .................... United States 125,000 132,248
Senior Secured Note, 144A, 9.25%, 7/15/29 ............. United States 30,000 30,450
Canadian Natural Resources Ltd. , Senior Note , 5% , 12/15/29 ..
Canada 165,000 166,691
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 751,000 746,186
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 100,000 103,944
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 45,000 41,050
b
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 75,000 75,988
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 105,000 104,427
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 220,000 226,735
Energy Transfer LP ,
j
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 810,000 816,957
Senior Bond, 3.75%, 5/15/30 ......................... United States 658,000 633,858
Senior Note, 5.5%, 6/01/27 .......................... United States 68,000 68,456
b
Hess Midstream Operations LP ,
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 25,000 25,525
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 470,000 453,619
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 40,000 39,935
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ...................... United States 190,000 184,149
Senior Bond, 144A, 6.875%, 5/15/34 ................... United States 110,000 107,102
Senior Bond, 144A, 7.25%, 2/15/35 .................... United States 40,000 39,408
Senior Note, 144A, 6%, 4/15/30 ...................... United States 40,000 39,384
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 200,000 208,367
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 400,000 403,897

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 270,000 $ 306,766
Senior Note, 5%, 2/01/29 ........................... United States 185,000 186,700
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 210,000 211,316
b
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 265,000 267,168
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 75,000 74,738
Senior Note, 6.5%, 2/15/34 .......................... United States 135,000 133,817
b
Neo Next+ Energy Consolidated Holdings Ltd. , Senior Note ,
144A, Reg S, 6.625% , 6/11/31 ........................ United Kingdom 200,000 197,032
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 118,000 130,760
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 373,000 368,844
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 199,714
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 225,000 225,820
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 222,000 221,375
b
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 70,000 69,083
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 290,000 292,739
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 10,000 9,766
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 75,000 73,294
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 93,000 92,680
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 105,000 103,385
b
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 110,000 111,250
b
Venture Global LNG, Inc. ,
j
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 125,000 122,104
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 140,000 150,754
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 105,000 109,337
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 100,000 106,796
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 20,000 22,439
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 55,000 58,343
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 225,000 247,040
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 30,000 31,273
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 83,000 84,364
Senior Note, 4.9%, 8/01/30 .......................... United States 208,000 207,421
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 130,000 132,695
9,197,189
Paper & Forest Products 0.0%
†
b
Georgia-Pacific LLC , Senior Note , 144A, 4.6% , 5/15/31 ....... United States 240,000 238,067
b
Magnera Corp. ,
Senior Secured Note, 144A, 4.75%, 11/15/29 ............ United States 80,000 74,737
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 75,000 73,280
386,084
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 215,000 215,544

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 195,000 $ 193,447
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 160,000 157,884
566,875
Personal Care Products 0.0%
†
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note, 144A, 6.625%, 7/15/30 ................... United States 45,000 45,043
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 70,000 68,072
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 235,000 235,976
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 280,000 285,796
634,887
Pharmaceuticals 0.6%
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 130,000 117,642
Senior Note, 4.75%, 2/12/30 ......................... United States 202,000 204,180
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 418,000 329,130
Novartis Capital Corp. ,
Senior Bond, 4%, 11/20/45 .......................... United States 688,000 569,210
Senior Note, 4.1%, 11/05/30 ......................... United States 255,000 250,590
Senior Note, 4.4%, 3/18/31 .......................... United States 295,000 292,909
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 552,000 546,864
Senior Bond, 5.3%, 5/19/53 .......................... United States 79,000 74,475
Senior Note, 4.45%, 5/19/28 ......................... United States 60,000 60,064
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 169,000 167,511
Senior Note, 2.2%, 9/02/30 .......................... United States 235,000 212,424
Senior Note, 4.45%, 3/25/31 ......................... United States 15,000 14,754
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 5.125%, 5/09/29 ........................ Israel 215,000 215,041
Senior Note, 8.125%, 9/15/31 ........................ Israel 250,000 282,015
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 283,000 276,409
Zoetis, Inc. ,
Senior Bond, 3%, 9/12/27 ........................... United States 130,000 127,934
Senior Bond, 2%, 5/15/30 ........................... United States 78,000 70,579
3,811,731
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 195,000 197,890
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 165,000 166,463
364,353
Semiconductors & Semiconductor Equipment 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 .................................... United States 1,053,000 1,039,315
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 52,000 43,587
Senior Note, 5.05%, 4/15/30 ......................... United States 114,000 115,713
Senior Note, 4.2%, 10/15/30 ......................... United States 60,000 58,828
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 200,000 206,442

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 528,000 $ 506,516
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 85,000 87,211
Senior Note, 4.75%, 7/15/30 ......................... United States 79,000 78,846
NVIDIA Corp. , Senior Note , 4.5% , 6/15/31 .................
United States 735,000 732,559
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 125,000 127,336
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 445,000 447,926
3,444,279
Software 0.2%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 204,000 202,413
b
Cloud Software Group LLC ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 90,000 87,425
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 95,000 92,247
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 95,000 80,804
Oracle Corp. ,
Senior Bond, 5.375%, 7/15/40 ........................ United States 188,000 165,718
Senior Bond, 3.65%, 3/25/41 ......................... United States 313,000 224,914
Senior Bond, 4%, 11/15/47 .......................... United States 541,000 360,796
Senior Note, 4.55%, 2/04/29 ......................... United States 260,000 256,351
Senior Note, 4.45%, 9/26/30 ......................... United States 70,000 67,597
Senior Note, 4.95%, 2/04/31 ......................... United States 145,000 141,989
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 70,000 63,091
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 215,000 214,805
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 335,000 293,772
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 224,000 224,431
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 140,000 136,098
2,612,451
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 396,000 392,621
Senior Bond, 2.9%, 1/15/30 .......................... United States 207,000 194,516
Senior Bond, 2.7%, 4/15/31 .......................... United States 363,000 330,417
Senior Note, 2.75%, 1/15/27 ......................... United States 413,000 409,151
Senior Note, 4.9%, 3/15/30 .......................... United States 86,000 86,419
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 310,000 307,031
Senior Bond, 3.8%, 2/15/28 .......................... United States 221,000 218,290
Senior Note, 1.05%, 7/15/26 ......................... United States 172,000 171,783
Senior Note, 4.9%, 9/01/29 .......................... United States 250,000 251,002
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 123,000 117,167
Senior Note, 2.9%, 11/18/26 ......................... United States 775,000 770,451
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 215,000 217,356
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 255,000 258,621
3,724,825
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 169,000 154,370
b
Senior Note, 144A, 4%, 10/01/29 ..................... United States 300,000 292,168

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 94,000 $ 94,345
Senior Bond, 5.95%, 4/01/41 ......................... United States 179,000 189,540
Senior Bond, 5.3%, 6/25/54 .......................... United States 94,000 89,034
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 250,000 250,235
1,069,692
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 276,000 228,505
Senior Bond, 4.375%, 5/13/45 ........................ United States 581,000 503,454
Dell International LLC / EMC Corp. , Senior Note , 4.75% , 7/15/31
United States 35,000 34,797
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 372,000 369,895
Senior Note, 4.85%, 10/15/31 ........................ United States 84,000 83,676
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 5.875%, 7/15/30 ........................ United States 155,000 157,848
b
Senior Note, 144A, 4.091%, 6/01/29 ................... United States 250,000 243,455
b
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 30,000 27,803
1,649,433
Textiles, Apparel & Luxury Goods 0.1%
b
Beach Acquisition Bidco LLC ,
h
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 210,809 228,963
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 100,000 EUR 116,524
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 80,000 77,670
Tapestry, Inc. , Senior Note , 5.1% , 3/11/30 .................
United States 165,000 166,297
589,454
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 40,000 40,206
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 110,000 116,308
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 190,000 186,008
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 320,000 324,905
Senior Note, 4.375%, 4/30/30 ........................ United States 466,000 461,433
Senior Note, 4.75%, 11/01/31 ........................ United States 157,000 157,568
1,286,428
Trading Companies & Distributors 0.1%
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 165,000 166,984
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 140,000 142,991
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 100,000 104,148
c
Secured Note, 144A, 7.125%, 7/01/34 .................. United States 75,000 73,784
b
Herc Holdings, Inc. ,
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 40,000 40,868
Senior Note, 144A, 5.75%, 3/15/31 .................... United States 170,000 169,917
Sumisho Air Lease Corp. ,
Senior Note, 5.85%, 12/15/27 ........................ United States 45,000 45,737
Senior Note, 2.1%, 9/01/28 .......................... United States 138,000 130,307
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 60,000 61,586

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 20,000 $ 20,382
Senior Note, 144A, 5.25%, 4/15/31 .................... United States 30,000 29,767
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 85,000 87,695
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 35,000 35,936
1,110,102
Wireless Telecommunication Services 0.4%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 300,000 316,048
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 604,000 607,817
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 70,000 64,349
Senior Bond, 2.25%, 11/15/31 ........................ United States 637,000 559,314
Senior Note, 3.75%, 4/15/27 ......................... United States 465,000 462,670
Senior Note, 4.95%, 3/15/28 ......................... United States 324,000 326,103
Senior Note, 3.375%, 4/15/29 ........................ United States 155,000 149,874
Senior Note, 3.875%, 4/15/30 ........................ United States 9,000 8,723
Senior Note, 5.125%, 5/15/32 ........................ United States 61,000 61,651
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 208,912
2,765,461
Total Corporate Bonds (Cost $145,299,485) ...................................
141,733,424
Senior Floating Rate Interests 0.9%
k
Aerospace & Defense 0.0%
†
TransDigm, Inc., First Lien, CME Term Loan, K, 5.87%, (1-month
SOFR + 2.25%), 3/22/30 ............................ United States 89,325 89,433
TransDigm, Inc., First Lien, CME Term Loan, N, 6.12%, (1-month
SOFR + 2.5%), 2/14/33 ............................. United States 69,767 69,846
VSE Corp., First Lien, CME Term Loan, B, 5.613%, (1-month
SOFR + 2%), 5/05/33 ............................... United States 20,585 20,628
179,907
a a a a a a
k
Air Freight & Logistics 0.1%
Rand Parent LLC, First Lien, CME Term Loan, B, 6.732%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 80,151 80,079
Stonepeak Nile Parent LLC, First Lien, Amendment No. 3 CME
Term Loan, 5.657%, (3-month SOFR + 2%), 4/09/32 ....... United States 149,625 149,439
229,518
a a a a a a
k
Automobile Components 0.0%
†
Allison Transmission, Inc., First Lien, 2026 CME Term Loan,
5.375%, (1-month SOFR + 1.75%), 1/03/33 .............. United States 65,388 65,402
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C, 6.915%, (3-month SOFR + 3.25%), 2/03/33 ............ United States 148,125 148,433
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan, 8.163%, (3-month SOFR + 4.5%), 10/06/31 ......... United States 50,928 49,473
263,308
a a a a a a
Beverages 0.0%
†
k
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan, 6.482%, (3-month SOFR + 2.75%), 3/31/31 ......... United States 89,812 90,325

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Biotechnology 0.0%
†
Alkermes, Inc., First Lien, Initial CME Term Loan, B, 6.482%,
(3-month SOFR + 2.75%), 8/12/31 ..................... United States 13,812 $ 13,881
BioMarin Pharmaceutical, Inc., First Lien, Initial CME Term Loan,
B, 5.428%, (6-month SOFR + 1.75%), 4/27/33 ............ United States 47,187 47,234
Genmab A/S, First Lien, Amendment No. 1 CME Term Loan,
5.732%, (3-month SOFR + 2%), 12/13/32 ................ Denmark 20,300 20,309
81,424
a a a a a a
Broadline Retail 0.0%
†
k
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.982%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 64,010 64,137
k
Capital Markets 0.1%
c
Citadel Securities LP, First Lien, 2026-1 CME Term Loan, 5.661%,
(3-month SOFR + 2%), 6/10/33 ....................... United States 113,565 113,447
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan, 5.644%, (1-month SOFR + 2%),
5/19/31 ......................................... United States 149,620 149,215
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/31 ................ United States 138,901 137,812
400,474
a a a a a a
k
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.413%,
(1-month SOFR + 3.75; 3-month SOFR + 3.75), 4/06/29 ..... United States 89,302 86,512
Element Solutions, Inc., First Lien, CME Term Loan, B3, 5.394%,
(1-month SOFR + 1.75%), 12/18/30 .................... United States 139,634 139,896
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.181%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 20,109 18,777
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.413%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 32,332 32,519
277,704
a a a a a a
k
Commercial Services & Supplies 0.1%
APi Group DE, Inc., First Lien, Amendment No. 9 CME Term
Loan, 5.394%, (1-month SOFR + 1.75%), 5/16/33 ......... United States 150,000 149,888
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.12%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 139,454 140,188
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.144%, (1-month SOFR + 2.5%), 10/23/28 ... United States 17,117 17,146
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.369%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 138,947 137,066
WMB Holdings, Inc., First Lien, USD CME Term Loan, B, 5.644%,
(1-month SOFR + 2%), 11/05/29 ...................... United States 140,209 139,736
584,024
a a a a a a
Construction & Engineering 0.0%
†
k
Dycom Industries, Inc., First Lien, CME Term Loan, B, 5.401%,
(3-month SOFR + 1.75%), 1/27/33 ..................... United States 9,956 9,982
Construction Materials 0.0%
†
k
Knife River Corp., First Lien, 2026 CME Term Loan, B, 5.401%,
(3-month SOFR + 1.75%), 3/08/32 ..................... United States 50,125 50,298

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Containers & Packaging 0.0%
†
k
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.12%, (1-month SOFR + 3.5%), 4/15/30 ....... United States 85,000 $ 83,924
Distributors 0.0%
†
k
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.732%, (3-month SOFR + 4%), 11/30/30 ........... United States 58,314 55,262
k
Electric Utilities 0.1%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.394%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 138,939 137,910
Constellation Renewables LLC, First Lien, CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/27 ................ United States 204,380 204,168
NRG Energy, Inc., First Lien, 2026-1 New CME Term Loan,
5.394%, (1-month SOFR + 1.75%), 4/28/33 .............. United States 51,462 51,455
393,533
a a a a a a
Electronic Equipment, Instruments & Components 0.0%
†
k
TTM Technologies, Inc., First Lien, 2026 CME Term Loan, B,
5.457%, (12-month SOFR + 1.75%), 5/30/30 ............. United States 65,288 65,479
k
Entertainment 0.0%
†
Discovery Global Holdings, Inc., First Lien, Initial Dollar CME
Term Loan, 6.241%, (12-month SOFR + 2.5%), 6/03/33 ..... United States 51,133 51,211
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.639%, (1-month SOFR + 2%), 10/21/32 ............. United States 113,252 113,447
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.508%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 138,538 134,790
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B7,
5.412%, (3-month SOFR + 1.75%), 11/21/31 ............. United States 126,745 126,490
425,938
a a a a a a
k
Financial Services 0.0%
†
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.38%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 139,300 138,575
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.37%, (1-month SOFR + 1.75%), 11/05/32 ...... United States 65,529 65,424
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 127,484 127,540
Hudson River Trading LLC, First Lien, CME Term Loan, B2,
6.139%, (1-month SOFR + 2.5%), 3/18/30 ............... United States 149,250 148,404
479,943
a a a a a a
k
Food Products 0.0%
†
Chobani LLC, First Lien, Closing Date CME Term Loan, 5.894%,
(1-month SOFR + 2.25%), 10/28/32 .................... United States 75,958 76,195
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.127%,
(6-month SOFR + 2.5%), 9/30/32 ...................... United States 87,594 87,094
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan,
7.894%, (1-month SOFR + 4.25%), 2/11/33 .............. United States 100,000 100,420
263,709
a a a a a a
Ground Transportation 0.0%
†
k
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.482%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 138,939 138,522

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Health Care Equipment & Supplies 0.0%
†
k
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.394%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 61,112 $ 61,333
k
Health Care Providers & Services 0.0%
†
DaVita, Inc., First Lien, CME Term Loan, B2, 5.394%, (1-month
SOFR + 1.75%), 5/09/31 ............................ United States 114,215 114,242
McKesson Medical-Surgical Top Holdings, Inc., First Lien,
Amendment No. 1 CME Term Loan, B, 5.982%, (3-month SOFR
+ 2.25%), 6/09/32 ................................. United States 21,248 21,279
135,521
a a a a a a
k
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.394%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 132,632 132,577
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.894%, (1-month SOFR + 2.25%), 2/06/30 ... United States 138,287 134,161
DK Crown Holdings, Inc., First Lien, CME Term Loan, B, 5.374%,
(1-month SOFR + 1.75%), 3/04/32 ..................... United States 149,244 149,120
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.894%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 127,840 127,854
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.482%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 138,931 137,924
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 5.644%,
(1-month SOFR + 2%), 5/30/33 ....................... United States 139,276 139,102
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.62%, (1-month SOFR + 2%), 11/03/32 United States 99,143 98,843
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.674%, (3-month SOFR + 3%), 4/04/29 ... United States 34,300 33,873
953,454
a a a a a a
Household Products 0.0%
†
k
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.639%, (1-month SOFR + 2%), 3/19/32 ................ United States 79,681 79,607
k
Independent Power and Renewable Electricity Producers 0.1%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.394%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 140,000 140,065
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.644%, (1-month SOFR + 2%), 11/25/32 ..... United States 155,302 154,453
294,518
a a a a a a
IT Services 0.0%
†
k
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.624%, (1-month SOFR + 3%), 6/27/31 ................ United States 54,178 54,009
k
Media 0.0%
†
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.735%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 36,134 36,228
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.175%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 78,351 78,890
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.144%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 139,298 138,079
253,197
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Oil, Gas & Consumable Fuels 0.2%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.45%, (3-month
SOFR + 1.75%), 12/31/32 ........................... United States 139,648 $ 139,031
UGI Energy Services LLC, First Lien, Initial CME Term Loan,
6.144%, (1-month SOFR + 2.5%), 2/22/30 ............... United States 149,227 149,680
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan, 6.954%, (6-month SOFR + 3.25%), 4/11/33 ......... United States 266,342 267,434
556,145
a a a a a a
Paper & Forest Products 0.0%
†
k
Asplundh Tree Expert LLC, First Lien, Amendment No. 5
Refinancing CME Term Loan, 5.457%, (12-month SOFR +
1.75%), 5/30/33 ................................... United States 54,397 54,397
k
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.925%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 138,947 138,980
United Airlines, Inc., First Lien, CME Term Loan, B, 5.403%,
(1-month SOFR + 1.75%), 2/24/31 ..................... United States 149,618 149,665
288,645
a a a a a a
Personal Care Products 0.0%
†
c,k
Prestige Brands, Inc., First Lien, Delayed Draw CME Term Loan,
B, 5.621%, (1-month SOFR + 2%), 6/13/33 .............. United States 29,515 29,580
k
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 9.894%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 44,550 43,304
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.37%, (1-month SOFR + 3.75%), 4/23/31 ...... United States 79,583 79,732
123,036
a a a a a a
Professional Services 0.0%
†
k
SS&C Technologies, Inc., First Lien, CME Term Loan, B8, 5.62%,
(1-month SOFR + 2%), 5/09/31 ....................... United States 130,503 130,394
k
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 6.95%, (3-month SOFR + 3.25%), 8/16/32 ........ United States 7,524 6,534
c,l
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan, 8.1%, (1-day SOFR + 4.5%), 11/17/31 ..... United States 4,135 4,224
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.394%, (1-month SOFR + 1.75%), 4/16/32 United States 138,947 137,332
Rocket Software, Inc., First Lien, CME Term Loan, 7.508%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 55,725 53,084
UKG, Inc., First Lien, Initial CME Term Loan, 5.913%, (3-month
SOFR + 2.25%), 2/10/31 ............................ United States 9,826 9,276
210,450
a a a a a a
Specialty Retail 0.0%
†
k
Chewy, Inc., First Lien, Initial CME Term Loan, 6.092%, (12-month
SOFR + 2.25%), 6/23/33 ............................ United States 42,796 42,823
k
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.163%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 58,795 45,900

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Textiles, Apparel & Luxury Goods (continued)
Samsonite IP Holdings SARL, First Lien, Initial CME Term Loan,
B, 5.394%, (1-month SOFR + 1.75%), 11/08/32 ........... United States 54,128 $ 54,382
100,282
a a a a a a
Trading Companies & Distributors 0.0%
†
k
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.62%, (1-month SOFR + 2%), 4/30/32 ................. United States 124,454 124,407
Wireless Telecommunication Services 0.0%
†
k
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.144%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 43,988 44,171
Total Senior Floating Rate Interests (Cost $7,697,639) .........................
7,673,380
Foreign Government and Agency Securities 1.1%
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 460,000 438,541
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 200,000 201,840
Colombia Government Bond , Senior Note , 4.5% , 11/26/30 .....
Colombia 200,000 EUR 229,495
b
Corp. Nacional del Cobre de Chile , Senior Bond , Reg S, 3% ,
9/30/29 ......................................... Chile 200,000 188,544
b
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 240,000 248,261
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 110,000 110,809
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 150,000 152,190
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 360,000 361,908
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 200,000 206,707
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 180,000 190,105
b
Electricite de France SA , Senior Note , 144A, 5.65% , 4/22/29 ... France 420,000 431,802
b
Guatemala Government Bond , Senior Bond , 144A, 4.875% ,
2/13/28 ......................................... Guatemala 360,000 359,822
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 400,000 405,333
Indonesia Government Bond , Senior Bond , 3.85% , 10/15/30 ...
Indonesia 400,000 385,796
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.375% ,
3/03/28 ......................................... Ivory Coast 300,150 304,475
Jamaica Government Bond , Senior Bond , 6.75% , 4/28/28 .....
Bermuda 133,333 137,753
Mexico Government Bond , Senior Note , 6% , 5/13/30 .........
Mexico 200,000 205,340
b
Montenegro Government Bond , Senior Bond , 144A, 2.55% ,
10/03/29 ........................................ Montenegro 130,000 EUR 143,214
b
Morocco Government Bond , Senior Note , 144A, 5.95% , 3/08/28 Morocco 200,000 203,395
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 200,000 210,578
b
North Macedonia Government Bond , Senior Note , 144A, 3.875% ,
1/21/30 ......................................... North Macedonia 100,000 EUR 113,621
b
Oman Government Bond , Senior Bond , 144A, 5.625% , 1/17/28 . Oman 300,000 303,324
b
Paraguay Government Bond , Senior Bond , 144A, 4.95% , 4/28/31 Paraguay 340,000 341,323
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 ........................ Peru 440,000 406,494
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 270,000 313,676
Poland Government Bond ,
4.875%, 2/12/30 ................................... Poland 410,000 414,898
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 200,000 192,139
b
Romania Government Bond , Senior Bond , 144A, 2.875% , 5/26/28 Romania 360,000 EUR 407,906
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 200,000 204,059

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 300,000 $ 301,035
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 200,000 204,892
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 360,000 396,836
Uruguay Government Bond , Senior Bond , 4.375% , 10/27/27 ...
Uruguay 346,667 347,169
b
Uzbekistan Government Bond , Senior Note , 144A, 7.85% ,
10/12/28 ........................................ Uzbekistan 200,000 211,830
Total Foreign Government and Agency Securities (Cost $9,326,268) .............
9,275,110
U.S. Government and Agency Securities 0.0%
†
m
U.S. Treasury Bonds , 1.125%, 5/15/40 ................... United States 414,000 262,122
Total U.S. Government and Agency Securities (Cost $262,122) ..................
262,122
Asset-Backed Securities 2.5%
Capital Markets 0.0%
†
b,k
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.123% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 250,000 250,216
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 12,747 12,790
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 151,902 141,861
154,651
a a a a a a
Financial Services 2.5%
b,k
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,373
b,k
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.112% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 250,318
b,k
Ares LXIX CLO Ltd. , 2024-69A , A1R , 144A, FRN , 4.888% ,
( 3-month SOFR + 1.25% ), 4/15/36 . .................... Jersey 825,000 826,987
b,k
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.814% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,227
b,k
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 4.853% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 220,000 220,258
b,k
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.807% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 361,833 362,179
b,k
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 250,000 250,498
b,k
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
4.628% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 79,984 79,757
b,k
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 4.747% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 600,000 600,593
b,k
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.027%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 250,000 250,249
2021-7A, AR, 144A, FRN, 4.756%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 496,000 496,490
b
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 320,000 313,520
b
Compass Datacenters Issuer III LLC , 2025-1A , A2 , 144A,
5.656% , 2/25/50 . .................................. United States 606,000 607,100
b,k
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,430
b,k
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.032% ,
( 3-month SOFR + 1.36% ), 10/21/37 . ................... Jersey 250,000 250,220

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.155% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 $ 250,312
b,k
Dryden 86 CLO Ltd. , 2020-86A , A1R2 , 144A, FRN , 4.81% ,
( 3-month SOFR + 1.13% ), 7/17/34 . .................... United States 650,000 650,721
b,k
Elevation CLO Ltd. , 2021-13A , A1R , 144A, FRN , 4.733% ,
( 3-month SOFR + 1.06% ), 7/15/34 . .................... United States 250,000 250,119
b,k
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.052% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,375
b,k
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.795% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 200,000 199,902
b,k
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.055% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,216
b,k
FS Rialto , 2021-FL3 , A , 144A, FRN , 4.998% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 49,189 49,235
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 191,869 189,265
b
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 625,000 622,091
b
J.P. Morgan Mortgage Trust ,
k
2023-HE2, A1, 144A, FRN, 5.312%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 31,795 31,885
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 41,789 41,909
k
2026-HE1, A1, 144A, FRN, 4.859%, (30-day SOFR Average +
1.25%), 9/20/56 ................................... United States 86,313 86,685
b,k
KKR CLO 43 Ltd. , 2022-43A , A2R2 , 144A, FRN , 5.121% ,
( 3-month SOFR + 1.45% ), 4/15/38 . .................... Jersey 560,000 560,803
b,k
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.089% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 20,677 20,690
k
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 4.563% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 154,971 154,207
b
MAST Ltd. , 2026-1A , A , 144A, 5.134% , 2/15/51 . ............ United States 356,310 349,661
k
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
4.588% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 37,016 36,445
b,k
Mountain View CLO XV Ltd. , 2019-2A , A1R2 , 144A, FRN ,
4.918% , ( 3-month SOFR + 1.29% ), 7/15/37 . .............. United States 375,000 375,185
b,k
Nassau Ltd. , 2020-1A , A1RR , 144A, FRN , 4.718% , ( 3-month
SOFR + 1.1% ), 1/15/35 . ............................. United States 250,000 250,259
b,k
Neuberger Berman Loan Advisers CLO 43 Ltd. , 2021-43A , AR ,
144A, FRN , 4.73% , ( 3-month SOFR + 1.05% ), 7/17/36 . ..... United States 800,000 800,500
b,k
Neuberger Berman Loan Advisers CLO 45 Ltd. , 2021-45A , AR ,
144A, FRN , 4.729% , ( 3-month SOFR + 1.06% ), 10/14/36 . ... United States 1,000,000 1,000,504
b,k
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , BR2 ,
144A, FRN , 5.066% , ( 3-month SOFR + 1.4% ), 10/23/36 . .... Jersey 275,000 275,552
b,k
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 4.86% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 330,000 330,383
b,k
Oaktree CLO Ltd. ,
2021-1A, A1R, 144A, FRN, 5.023%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 250,000 250,550
2021-2A, AR, 144A, FRN, 4.643%, (3-month SOFR + 0.97%),
1/15/35 ......................................... United States 750,000 750,607
b,k
Octagon Investment Partners 49 Ltd. , 2020-5A , ARR , 144A, FRN ,
4.793% , ( 3-month SOFR + 1.12% ), 4/15/37 . .............. United States 680,000 679,660
b,k
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.135% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 250,000 250,822
k
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.813% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 45,270 44,992
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 229,698 228,123
b
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 250,000 246,504
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 459,756 456,000

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 . ......... United States 98,539 $ 98,664
b,k
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.042% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 197,994 197,999
b
RCO IX Mortgage LLC , 2026-2 , A1 , 144A, 5.765% , 5/25/31 . ... United States 96,850 96,756
b
RCO X Mortgage LLC , 2026-1 , A1 , 144A, 5.536% , 3/25/31 . .... United States 154,214 154,053
b,k
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.063% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,680
b,k
Sixth Street CLO XXV Ltd. , 2024-25A , A , 144A, FRN , 5.147% ,
( 3-month SOFR + 1.48% ), 7/24/37 . .................... United States 500,000 500,419
b,k
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 258,000 258,373
b,k
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.697% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 250,000 250,117
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 266,000 258,093
b,k
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.573% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 93,098 93,104
b,k
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.725% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 900,000 900,547
b,k
Trinitas CLO XII Ltd. , 2020-12A , A1R2 , 144A, FRN , 4.717% ,
( 3-month SOFR + 1.05% ), 4/25/33 . .................... United States 499,966 500,266
b,k
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.784% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 400,000 400,409
b,k
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 4.895% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 250,000 250,260
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 87,430 86,833
b,k
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 426,025 426,435
b,k
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.195% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 42,095 42,158
b,k
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.115% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 41,484 41,508
b,k
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.133% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 250,000 250,226
b,k
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 10/20/34 . ................... United States 300,000 300,398
20,550,659
a a a a a a
Total Asset-Backed Securities (Cost $20,968,370) .............................
20,955,526
Commercial Mortgage-Backed Securities 1.7%
Financial Services 1.7%
b
1166 Avenue of the Americas Commercial Mortgage Trust II ,
2005-C6A , A3 , 144A, 5.69% , 10/13/37 .................. United States 332,000 335,914
b,n,o
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 1.043% , 5/15/53 ......................... United States 3,033,876 85,418
n,o
BANK , 2019-BN20 , XA , IO, FRN , 0.922% , 9/15/62 .......... United States 3,636,103 78,919
n,o
BANK Trust , 2020-BN28 , XA , IO, FRN , 1.875% , 3/15/63 ...... United States 6,749,672 399,961
o
BANK5 Trust ,
n
2024-5YR7, XA, IO, FRN, 1.571%, 6/15/57 .............. United States 3,733,227 125,237
2026-5YR22, C, FRN, 5.962%, 6/15/59 ................. United States 179,000 179,542
Barclays Commercial Mortgage Trust ,
2019-C3, C, 4.178%, 5/15/52 ......................... United States 121,000 111,480
n,o
2019-C4, XA, IO, FRN, 1.649%, 8/15/52 ................. United States 2,419,587 85,843
o
BBCMS Mortgage Trust ,
n
2024-5C29, XA, IO, FRN, 1.819%, 9/15/57 ............... United States 4,719,953 206,732
2026-5C40, AS, FRN, 5.529%, 2/15/59 ................. United States 114,000 115,358
2026-5C40, C, FRN, 5.813%, 2/15/59 .................. United States 167,000 167,130

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Benchmark Mortgage Trust ,
o
2025-V16, B, FRN, 6.339%, 8/15/58 .................... United States 175,000 $ 179,372
b,n,o
2025-V18, XA, IO, 144A, FRN, 1.472%, 10/15/58 .......... United States 4,259,979 202,053
o
2025-V19, AS, FRN, 5.597%, 1/15/58 ................... United States 134,000 135,937
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 166,000 167,473
n,o
2026-V21, XA, IO, FRN, 1.648%, 3/15/59 ................ United States 1,475,776 87,116
b,k
BIKE Pass-Through Trust ,
2026-BAND, A, 144A, FRN, 5.78%, (1-month SOFR + 2.15%),
7/15/43 ......................................... United States 220,000 220,322
2026-BAND, B, 144A, FRN, 7.78%, (1-month SOFR + 4.15%),
7/15/43 ......................................... United States 167,000 167,443
n,o
BMO Mortgage Trust , 2026-5C14 , XA , IO, FRN , 1.394% , 3/15/59 United States 3,086,930 149,382
b,k
BX Commercial Mortgage Trust , 2026-CSMO , C , 144A, FRN ,
5.625% , ( 1-month SOFR + 2% ), 2/15/43 ................ United States 185,000 186,954
b
BX Trust ,
o
2025-ARIA, C, 144A, FRN, 5.701%, 12/13/42 ............. United States 246,000 245,660
k
2025-VOLT, A, 144A, FRN, 5.325%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 123,000 123,318
k
2026-CLS, A, 144A, FRN, 5.025%, (1-month SOFR + 1.4%),
5/15/43 ......................................... United States 169,000 169,408
k
2026-CLS, D, 144A, FRN, 7.075%, (1-month SOFR + 3.45%),
5/15/43 ......................................... United States 235,000 236,376
o
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 182,000 174,371
o
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 23,889 23,500
b
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 140,000 131,730
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 179,000 174,431
o
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 146,000 143,304
Citigroup Commercial Mortgage Trust , 2020-GC46 , A2 , 2.708% ,
2/15/53 ......................................... United States 266,583 252,686
o
COMM Mortgage Trust ,
b
2013-CR13, D, 144A, FRN, 5.002%, 11/10/46 ............ United States 174,420 98,762
2014-CR15, C, FRN, 3.961%, 2/10/47 .................. United States 200,000 188,664
2014-CR17, C, FRN, 4.941%, 5/10/47 .................. United States 184,000 179,525
b
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............. United States 159,000 140,873
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 65,403 64,577
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 72,368 69,649
2015-LC19, C, FRN, 4.568%, 2/10/48 .................. United States 174,131 169,895
CSAIL Commercial Mortgage Trust ,
o
2015-C1, C, FRN, 3.891%, 4/15/50 .................... United States 233,000 221,931
o
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 255,000 253,261
n,o
2019-C15, XA, IO, FRN, 1.152%, 3/15/52 ................ United States 6,949,000 137,480
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 194,000 176,530
n,o
2020-C19, XA, IO, FRN, 1.205%, 3/15/53 ................ United States 5,568,904 166,619
b,o
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.534% ,
8/10/44 ......................................... United States 389,813 381,255
b,o
GS Mortgage Securities Corp. Trust , 2017-375H , A , 144A, FRN ,
3.591% , 9/10/37 ................................... United States 259,000 252,015
o
GS Mortgage Securities Trust ,
2015-GC30, B, FRN, 4.094%, 5/10/50 .................. United States 328,435 320,636
n
2019-GC38, XA, IO, FRN, 1.168%, 2/10/52 .............. United States 3,438,875 75,311
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP3 , AS , 3.144% , 8/15/49 ........................... United States 256,000 249,026
o
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 4.072%, 7/15/45 ................... United States 107,718 106,413
2014-C18, B, FRN, 4.659%, 2/15/47 ................... United States 181,984 180,824

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
o
JPMBB Commercial Mortgage Securities Trust, (continued)
2014-C18, C, FRN, 4.659%, 2/15/47 ................... United States 350,000 $ 341,873
2014-C23, B, FRN, 4.673%, 9/15/47 ................... United States 126,939 125,709
2014-C24, AS, FRN, 3.914%, 11/15/47 .................. United States 275,000 266,295
n
2014-C25, XA, IO, FRN, 0.545%, 11/15/47 ............... United States 492,668 2,003
o
JPMCC Commercial Mortgage Securities Trust , 2017-JP5 , AS ,
FRN , 3.876% , 3/15/50 .............................. United States 173,000 168,980
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 369,360 367,299
b,o
MAD Commercial Mortgage Trust ,
2025-11MD, C, 144A, FRN, 5.818%, 10/15/42 ............ United States 177,000 177,875
2025-11MD, D, 144A, FRN, 6.571%, 10/15/42 ............ United States 173,000 174,514
o
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.821%, 8/15/45 ............... United States 95,838 95,421
2013-C10, B, FRN, 4.081%, 7/15/46 ................... United States 274,662 261,312
2015-C21, B, FRN, 3.854%, 3/15/48 ................... United States 52,089 51,077
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 125,000 114,455
2015-C22, C, FRN, 4.094%, 4/15/48 ................... United States 234,000 198,969
Morgan Stanley Capital I Trust ,
b
2015-UBS8, D, 144A, 3.18%, 12/15/48 .................. United States 277,000 263,489
o
2016-UB12, AS, FRN, 3.778%, 12/15/49 ................ United States 193,000 184,847
2018-L1, A3, 4.139%, 10/15/51 ....................... United States 146,538 145,034
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 165,000 152,456
b,k
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.825% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 180,000 180,098
b,p
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 357,873 44
n,o
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 1.114%, 12/15/50 ................ United States 2,412,166 26,504
2018-C8, XA, IO, FRN, 0.963%, 2/15/51 ................. United States 5,309,815 54,420
b
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 979,248 974,435
b,o
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 121,000 120,778
Wells Fargo Commercial Mortgage Trust ,
b,o
2013-LC12, D, 144A, FRN, 3.865%, 7/15/46 ............. United States 169,000 117,033
2016-BNK1, AS, 2.814%, 8/15/49 ...................... United States 216,000 209,778
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 45,428 44,545
b,o
2016-C34, D, 144A, FRN, 5.424%, 6/15/49 .............. United States 107,037 105,082
n,o
2016-LC25, XA, IO, FRN, 1.004%, 12/15/59 .............. United States 2,762,276 3,544
n,o
2019-C52, XA, IO, FRN, 1.688%, 8/15/52 ................ United States 3,001,169 117,365
n,o
2024-5C1, XA, IO, FRN, 1.254%, 7/15/57 ................ United States 2,187,434 56,134
o
WFRBS Commercial Mortgage Trust ,
b,p
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 171,704 63,096
b
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 134,334 94,773
2014-C21, B, FRN, 4.213%, 8/15/47 ................... United States 382,458 376,892
2014-C23, B, FRN, 4.408%, 10/15/57 ................... United States 93,000 91,418
14,223,163
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $14,689,699) ..............
14,223,163
Mortgage-Backed Securities 14.7%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 10/01/50 ............ United States 441,235 378,934
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 89,263 85,151
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 90,520 93,734
557,819

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 11.8%
FNMA, 2.73%, 9/01/29 ............................... United States 182,706 $ 173,688
FNMA, 3.5%, 6/01/56 - 2/01/57 ......................... United States 2,085,034 1,887,389
FNMA, 4%, 1/01/57 .................................. United States 297,297 279,027
FNMA, 4.69%, 8/01/28 ............................... United States 62,566 62,810
FNMA, 5.28%, 12/01/28 .............................. United States 147,000 149,385
FNMA, 30 Year, 2.5%, 7/01/50 - 7/01/51 .................. United States 8,580,387 7,279,590
FNMA, 30 Year, 3%, 4/01/46 - 4/01/52 .................... United States 7,201,368 6,405,832
FNMA, 30 Year, 3.5%, 4/01/52 ......................... United States 1,027,610 941,158
FNMA, 30 Year, 6.5%, 3/01/53 - 5/01/53 .................. United States 975,204 1,014,031
q
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/56 ...... United States 840,000 670,683
q
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/41 ..... United States 10,100,000 9,481,375
q
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/41 ..... United States 10,100,000 9,443,483
q
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/56 ..... United States 27,480,000 22,956,534
q
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/56 ...... United States 450,000 394,928
q
Uniform Mortgage-Backed Securities, 3.5%, TBA, 7/25/56 ..... United States 300,000 273,836
q
Uniform Mortgage-Backed Securities, 3.5%, TBA, 8/25/56 ..... United States 6,600,000 5,984,086
q
Uniform Mortgage-Backed Securities, 4%, TBA, 7/25/56 ...... United States 300,000 281,719
q
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/56 ..... United States 1,360,000 1,301,828
q
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/41 - 8/25/41 United States 1,200,000 1,205,199
q
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/56 ...... United States 24,940,000 24,480,213
q
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..... United States 1,560,000 1,562,912
q
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/56 - 8/25/56 United States 3,360,000 3,429,206
q
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/56 ..... United States 880,000 910,800
100,569,712
Government National Mortgage Association (GNMA) Fixed Rate 2.8%
q
GNMA II, Single-family, 30 Year, 2%, 8/15/56 ............... United States 380,000 311,168
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ............... United States 2,835,918 2,523,295
GNMA II, Single-family, 30 Year, 3%, 8/20/50 ............... United States 3,695,107 3,292,496
GNMA II, Single-family, 30 Year, 3%, 10/20/50 .............. United States 4,640,272 4,126,465
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 1/20/54 ....... United States 1,346,727 1,201,388
q
GNMA II, Single-family, 30 Year, 3%, 8/15/56 ............... United States 10,100,000 8,959,016
GNMA II, Single-family, 30 Year, 4.5%, 5/20/49 ............. United States 13,277 12,772
q
GNMA II, Single-family, 30 Year, 5%, 8/15/56 ............... United States 790,000 778,105
q
GNMA II, Single-family, 30 Year, 5.5%, 8/15/56 ............. United States 1,200,000 1,204,491
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 4/20/49 ...... United States 258,516 273,506
q
GNMA II, Single-family, 30 Year, 6%, 7/15/56 - 8/15/56 ....... United States 860,000 877,449
23,560,151
Total Mortgage-Backed Securities (Cost $128,977,838) .........................
124,687,682
Residential Mortgage-Backed Securities 1.3%
Financial Services 1.3%
k
Alternative Loan Trust ,
2005-65CB, 2A1, FRN, 4.188%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 247,522 146,561
2006-OA19, A1, FRN, 3.934%, (1-month SOFR + 0.294%),
2/20/47 ......................................... United States 168,156 137,528
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 88,407 88,155
b,o
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 16,824 16,459
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 31,007 29,973
k
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.363% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 27,310 26,238
b,o
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 85,273 84,868

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,k
Chase Home Lending Mortgage Trust ,
2025-10, A11, 144A, FRN, 4.928%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 80,041 $ 80,262
2025-7, A11, 144A, FRN, 5.028%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 44,398 44,643
o
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.683% ,
5/25/35 ......................................... United States 46,326 45,861
b
Cross Mortgage Trust ,
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 80,709 81,160
o
2024-H8, A1, 144A, FRN, 5.549%, 12/25/69 .............. United States 549,553 551,865
b,o
CSMC Trust , 2021-RPL4 , A1 , 144A, FRN , 4.148% , 12/27/60 ... United States 106,899 106,630
b,k
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.278%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 8,883 8,894
2021-DNA6, M2, 144A, FRN, 5.128%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 100,758 100,888
2021-DNA7, M2, 144A, FRN, 5.428%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 346,000 346,799
2022-DNA2, M1A, 144A, FRN, 4.928%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 12,370 12,371
2022-DNA3, M1B, 144A, FRN, 6.528%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 12,000 12,180
2022-DNA5, M1A, 144A, FRN, 6.578%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 72,901 73,781
2022-DNA6, M1A, 144A, FRN, 5.778%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 1,411 1,413
2022-DNA6, M1B, 144A, FRN, 7.328%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 12,000 12,384
2023-DNA1, M1A, 144A, FRN, 5.73%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 46,001 46,541
2023-HQA2, M1A, 144A, FRN, 5.628%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 5,425 5,429
2023-HQA3, A1, 144A, FRN, 5.478%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 28,864 29,010
2023-HQA3, M1, 144A, FRN, 5.478%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 18,273 18,362
2025-DNA1, A1, 144A, FRN, 4.578%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 263,580 263,899
2025-DNA3, M1, 144A, FRN, 4.728%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 105,954 106,061
2025-DNA4, M1, 144A, FRN, 4.728%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 75,595 75,670
k
FNMA Connecticut Avenue Securities Trust ,
2016-C04, 1M2, FRN, 7.992%, (30-day SOFR Average +
4.364%), 1/25/29 .................................. United States 159,306 159,688
2016-C05, 2M2, FRN, 8.192%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 125,650 125,970
2016-C06, 1M2, FRN, 7.992%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 79,757 80,251
2016-C07, 2M2, FRN, 8.092%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 121,832 123,309
b
2021-R03, 1M2, 144A, FRN, 5.278%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 96,811 97,130
b
2022-R01, 1M1, 144A, FRN, 4.628%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 2,202 2,202
b
2022-R02, 2M2, 144A, FRN, 6.628%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 347,641 351,332

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R03, 1M2, 144A, FRN, 7.128%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 44,000 $ 44,776
b
2022-R04, 1M2, 144A, FRN, 6.728%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 44,000 44,557
b
2022-R05, 2M2, 144A, FRN, 6.628%, (30-day SOFR Average +
3%), 4/25/42 ..................................... United States 491,651 497,544
b
2022-R09, 2M1, 144A, FRN, 6.128%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 31,444 31,678
b
2023-R06, 1M1, 144A, FRN, 5.328%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 8,746 8,764
b
2023-R07, 2M1, 144A, FRN, 5.578%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 2,859 2,866
b
2024-R03, 2M1, 144A, FRN, 4.778%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 4,014 4,015
b
2024-R06, 1A1, 144A, FRN, 4.778%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 91,135 91,396
b
2025-R01, 1A1, 144A, FRN, 4.578%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 77,412 77,488
b
2025-R01, 1M1, 144A, FRN, 4.728%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 35,892 35,909
b
2025-R02, 1A1, 144A, FRN, 4.628%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 84,475 84,611
b
2025-R02, 1M1, 144A, FRN, 4.778%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 78,178 78,207
b
2025-R03, 2A1, 144A, FRN, 5.078%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 12,933 12,999
b
2025-R04, 1A1, 144A, FRN, 4.628%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 49,412 49,491
b
2025-R04, 1M1, 144A, FRN, 4.828%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 87,961 88,048
b
2025-R06, 1A1, 144A, FRN, 4.528%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 128,224 128,355
b
2026-R01, 2A1, 144A, FRN, 4.478%, (30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 219,299 219,307
b
2026-R01, 2M1, 144A, FRN, 4.628%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 204,552 204,571
b
2026-R02, 1M1, 144A, FRN, 4.678%, (30-day SOFR Average +
1.05%), 2/25/46 ................................... United States 171,232 171,327
b
2026-R03, 2A1, 144A, FRN, 4.728%, (30-day SOFR Average +
1.1%), 4/25/46 .................................... United States 390,288 391,499
b,k
GS Mortgage-Backed Securities Trust , 2025-PJ10 , A27 , 144A,
FRN , 4.978% , ( 30-day SOFR Average + 1.35% ), 4/25/56 .... United States 361,357 362,280
b
J.P. Morgan Mortgage Trust ,
k
2024-9, A11, 144A, FRN, 4.978%, (30-day SOFR Average +
1.35%), 2/25/55 ................................... United States 59,606 59,718
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 106,402 106,698
2024-VIS2, A2, 144A, 6.106%, 11/25/64 ................. United States 251,501 252,295
k
2025-1, A11, 144A, FRN, 4.878%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 136,716 136,541
2026-NQX2, A1FC, 144A, 5.628%, 10/25/66 ............. United States 406,000 405,999
b,o
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 3.933% , 8/26/47 .............................. United States 6,801 6,811
b
OBX Trust ,
2023-NQM10, A1, 144A, 6.465%, 10/25/63 .............. United States 166,818 167,182
k
2025-J2, AF, 144A, FRN, 4.928%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 70,094 70,308

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
OBX Trust, (continued)
k
2026-INV3, AF2, 144A, FRN, 4.978%, (30-day SOFR Average +
1.35%), 4/25/56 ................................... United States 188,255 $ 188,351
b,o
Onity Loan Investment Trust , 2026-HB3 , A , 144A, FRN , 3% ,
6/25/39 ......................................... United States 100,000 97,958
b,k
PMT Loan Trust , 2025-INV10 , A36 , 144A, FRN , 4.978% , ( 30-day
SOFR Average + 1.35% ), 10/01/56 .................... United States 172,751 173,014
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 95,397 94,670
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 171,888 169,851
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 324,268 326,335
b,o
RMF Buyout Issuance Trust , 2020-HB1 , A1 , 144A, FRN , 1.719% ,
10/25/50 ........................................ United States 46,429 43,732
b
Starwood Mortgage Residential Trust ,
2020-2, M1E, 144A, 3%, 4/25/60 ...................... United States 163,471 162,703
o
2020-3, A3, 144A, FRN, 2.591%, 4/25/65 ................ United States 403,000 370,836
o
2021-3, A1, 144A, FRN, 1.127%, 6/25/56 ................ United States 92,723 80,433
b,k
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.543%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 423,000 423,214
2025-3, A, 144A, FRN, 4.543%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 420,000 422,025
2025-7, A, 144A, FRN, 4.543%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 424,000 426,476
b,k
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN ,
4.628% , ( 30-day SOFR Average + 1% ), 2/25/46 ........... United States 71,378 71,391
k
Structured Asset Mortgage Investments II Trust ,
2007-AR1, 2A1, FRN, 4.123%, (1-month SOFR + 0.474%),
1/25/37 ......................................... United States 60,915 55,703
2007-AR7, 1A1, FRN, 5.463%, (1-month SOFR + 1.814%),
5/25/47 ......................................... United States 326,876 271,354
b,o
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 174,000 165,475
WaMu Mortgage Pass-Through Certificates Trust ,
k
2004-AR13, A2B, FRN, 4.643%, (1-month SOFR + 0.994%),
11/25/34 ........................................ United States 68,046 66,485
o
2004-AR3, A2, FRN, 4.891%, 6/25/34 .................. United States 67,235 64,371
k
2005-AR9, A1C3, FRN, 4.723%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 72,306 70,020
11,073,404
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $11,196,863) ...............
11,073,404
Agency Commercial Mortgage-Backed Securities 1.6%
Financial Services 1.6%
FHLMC ,
k
3065, DC, FRN, 8.738%, (-3 x 30-day SOFR Average +
19.517%), 3/15/35 ................................. United States 25,214 25,609
3391, Strip, 4/15/37 ................................ United States 1,655 1,445
k
3408, EK, FRN, 10.875%, (-4 x 30-day SOFR Average +
25.332%), 4/15/37 ................................. United States 17,889 20,309
k
406, F30, FRN, 4.778%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 138,445 139,816
k,n
4326, GS, IO, FRN, 2.343%, (-1 x 30-day SOFR Average +
5.936%), 4/15/44 .................................. United States 2,275,658 202,023
n
5010, IA, IO, 3.5%, 9/25/50 .......................... United States 1,456,345 257,391
n
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 1,953,383 444,700

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
n
5036, IK, IO, 4%, 4/25/50 ............................ United States 1,948,908 $ 406,971
n
5079, BI, IO, 5.5%, 2/25/51 .......................... United States 1,295,922 217,782
n
5104, HI, IO, 3.5%, 6/25/49 .......................... United States 1,538,495 282,128
n
5121, KI, IO, 4%, 6/25/51 ............................ United States 2,188,443 527,195
n
5134, IB, IO, 4%, 8/25/51 ............................ United States 2,140,029 424,433
n
5138, YI, IO, 4.5%, 12/25/49 ......................... United States 2,790,925 758,397
n
5142, AI, IO, 3.5%, 9/25/51 .......................... United States 2,139,000 408,730
n
5236, KI, IO, 4%, 11/25/51 ........................... United States 3,318,497 665,536
k
5387, DF, FRN, 4.828%, (30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 409,562 414,454
k
5393, FA, FRN, 4.828%, (30-day SOFR Average + 1.2%),
12/25/53 ........................................ United States 443,941 449,238
k
5438, FC, FRN, 4.728%, (30-day SOFR Average + 1.1%),
8/25/54 ......................................... United States 210,864 212,738
k
5440, FH, FRN, 4.728%, (30-day SOFR Average + 1.1%),
7/25/54 ......................................... United States 566,593 571,758
k
5446, DF, FRN, 4.778%, (30-day SOFR Average + 1.15%),
8/25/54 ......................................... United States 425,870 430,325
k
5466, FG, FRN, 4.578%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 1,003,221 1,008,264
k
5493, FK, FRN, 4.778%, (30-day SOFR Average + 1.15%),
1/25/55 ......................................... United States 252,354 255,307
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 578 487
2007-14, KO, Strip, 3/25/37 .......................... United States 3,445 2,936
n
2020-31, BI, IO, 4%, 5/25/50 ......................... United States 583,181 114,141
n
2020-78, JI, IO, 4%, 3/25/50 .......................... United States 1,323,476 303,436
n
2020-96, JI, IO, 3%, 1/25/51 .......................... United States 3,525,991 575,232
n
2021-28, NI, IO, 3%, 5/25/41 ......................... United States 2,891,288 271,796
n
2021-45, MI, IO, 2.5%, 2/25/49 ........................ United States 3,165,617 380,775
n
2021-65, LI, IO, 3.5%, 10/25/51 ....................... United States 1,691,803 320,149
k
2024-77, DF, FRN, 4.828%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 104,387 105,676
k
2024-82, FE, FRN, 4.578%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 143,084 143,803
k
2024-89, FA, FRN, 4.828%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 235,082 237,883
k
2024-98, FA, FRN, 4.778%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 135,636 137,069
k
2025-25, FB, FRN, 4.578%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 322,709 324,495
k
2025-41, FA, FRN, 4.778%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 115,596 116,950
GNMA ,
n,o
2015-H26, EI, IO, FRN, 1.709%, 10/20/65 ............... United States 220,051 8,368
n,o
2016-H16, LI, IO, FRN, 2.667%, 7/20/66 ................ United States 874,441 47,573
n,o
2020-103, IO, FRN, 0.855%, 1/16/63 ................... United States 2,398,658 152,710
n
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 3,037,771 455,487
n
2021-27, IT, IO, 3%, 2/20/51 .......................... United States 1,294,798 217,697
n
2022-30, IG, IO, 3%, 2/20/52 ......................... United States 3,664,393 543,087
k
2023-152, FB, FRN, 4.759%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 255,722 261,697
k
2024-78, QF, FRN, 4.709%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 256,863 259,161
k,n
2025-120, SD, IO, FRN, 2.246%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 1,640,960 163,613

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
k
2025-169, FC, FRN, 4.609%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 283,420 $ 285,613
13,554,383
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $12,363,142) .......
13,554,383
Municipal Bonds 0.1%
Alabama 0.0%
†
Alabama Economic Settlement Authority , BP Settlement Fund ,
Revenue , 2016 B , 4.263% , 9/15/32 .................... United States 195,000 192,540
California 0.0%
†
State of California , GO , 4.35% , 11/01/32 ..................
United States 165,000 163,332
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 120,000 124,890
Illinois 0.0%
†
City of Chicago , GO , 2017 B , PEDM , 7.045% , 1/01/29 ........
United States 65,000 66,263
State of Illinois , GO , 2026 A , 4.854% , 4/01/32 ..............
United States 140,000 140,275
206,538
Pennsylvania 0.0%
†
Philadelphia Authority for Industrial Development , City of
Philadelphia , Revenue , 2004 , NATL Insured , 6.55% , 10/15/28 United States 105,000 109,485
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 4.132% , 11/01/30 ......... United States 70,000 68,800
178,285
South Carolina 0.1%
South Carolina Public Service Authority , Revenue , 2009 F , 5.74% ,
1/01/30 ......................................... United States 250,000 255,997
Virginia 0.0%
†
Virginia Commonwealth University , Revenue , 2020 B , Refunding ,
2.124% , 11/01/30 .................................. United States 120,000 109,294
Total Municipal Bonds (Cost $1,247,440) .....................................
1,230,876
Total Long Term Investments (Cost $670,729,145) .............................
849,973,681
a
Short Term Investments 11.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.7%
g,r
U.S. Treasury Bills ,
3.37%, 7/16/26 ................................... United States 18,700,000 18,671,996
3.75%, 10/22/26 ................................... United States 3,500,000 3,458,898
22,130,894
Total U.S. Government and Agency Securities (Cost $22,132,626) ...............
22,130,894

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 6.1%
s,t
Putnam Short Term Investment Fund, Class P, 3.837% ....... United States 51,697,001 $ 51,697,001
Total Management Investment Companies (Cost $51,697,001) ..................
51,697,001
Money Market Funds 0.3%
t,u
JPM USD Treasury CNAV Fund, 3.149% .................. Luxembourg 39,136 39,136
s,t,u
Putnam Government Money Market Fund, Class G, 3.477% ... United States 2,789,738 2,789,738
Total Money Market Funds (Cost $2,828,874) .................................
2,828,874
Principal
Amount
*
Repurchase Agreements 1.9%
v
Joint tri-party repurchase agreement with Banc of America
Securities LLC, 3.65%, 7/01/26 (Maturity Value $2,175,449)
Collateralized by U.S. Government and Agency Securities, 6%
- 7%, 7/1/53 - 4/1/55 and Agency Mortgage-Backed Securities,
2.5% - 6.5%, 11/20/29 - 6/20/56 (valued at $2,218,733) ..... 2,175,229 2,175,229
v
Joint tri-party repurchase agreement with Bank of Montreal,
3.64%, 7/01/26 (Maturity Value $2,226,138)
Collateralized by U.S. Treasury Notes, 3.625%, 3/31/28 -
8/31/29 (valued at $2,270,662) ........................ 2,225,913 2,225,913
v
Joint tri-party repurchase agreement with BNP Paribas Securities
Co., 3.65%, 7/01/26 (Maturity Value $2,627,509)
Collateralized by U.S. Government and Agency Securities, 1.8%
- 6.5%, 7/1/28 - 6/1/56, Agency Mortgage-Backed Securities,
4.5% - 7.5%, 7/20/53 - 4/20/56, U.S. Treasury Bonds, 2.125%
- 2.375%, 2/15/54 - 2/15/56, U.S. Treasury Bills, 0%, 12/10/26
and U.S. Treasury Notes, 0.375% - 4.125%, 1/15/27 - 4/15/28
(valued at $2,680,059) .............................. 2,627,243 2,627,243
v
Joint tri-party repurchase agreement with Citigroup Global
Markets, Inc., 3.65%, 7/01/26 (Maturity Value $2,598,482)
Collateralized by Agency Mortgage-Backed Securities, 4% -
6%, 11/15/31 - 1/20/48, U.S. Treasury Bonds, 3.375% - 4.75%,
2/15/45 - 11/15/48 and U.S. Treasury Notes, 4.125%, 6/15/29 -
8/31/30 (valued at $2,650,183) ........................ 2,598,219 2,598,219
v
Joint tri-party repurchase agreement with HSBC Bank plc, 3.65%,
7/01/26 (Maturity Value $5,565,346)
Collateralized by U.S. Government and Agency Securities,
1.5% - 7%, 12/1/29 - 5/1/56 (valued at $5,676,078) ......... 5,564,782 5,564,782
v
Joint tri-party repurchase agreement with Royal Bank of Canada,
3.65%, 7/01/26 (Maturity Value $1,113,069)
Collateralized by U.S. Treasury Bonds, 1.25% - 4.75%, 5/15/40
- 11/15/55 and U.S. Treasury Notes, 3.75%, 6/30/27 (valued at
$1,135,216) ...................................... 1,112,956 1,112,956
Total Repurchase Agreements (Cost $16,304,342) .............................
16,304,342
Total Short Term Investments (Cost $92,962,843 ) ..............................
92,961,111
a
Total Investments (Cost $763,691,988) 111.3% ................................
$942,934,792
TBA Sale Commitments (1.9)% ..............................................
(15,865,513)
Other Assets, less Liabilities (9.4)% .........................................
(79,060,065)
Net Assets 100.0% .........................................................
$848,009,214
a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a
a a
Country
Principal
Amount
*
a Value
w
TBA Sale Commitments (1.9)%
Mortgage-Backed Securities (1.9)%
Federal National Mortgage Association (FNMA) Fixed Rate (1.8)%
Uniform Mortgage-Backed Securities ,
2.5%, TBA, 7/25/41 ................................ United States (10,100,000) $ (9,481,375)
3%, TBA, 7/25/56 .................................. United States (450,000) (394,927)
3%, TBA, 8/25/56 .................................. United States (450,000) (392,203)
3.5%, TBA, 7/25/56 ................................ United States (300,000) (273,836)
3.5%, TBA, 8/25/56 ................................ United States (200,000) (181,336)
4%, TBA, 7/25/56 .................................. United States (300,000) (281,719)
4%, TBA, 8/25/56 .................................. United States (300,000) (280,218)
5%, TBA, 7/25/41 .................................. United States (600,000) (603,469)
6%, TBA, 7/25/56 .................................. United States (1,680,000) (1,717,144)
6.5%, TBA, 7/25/56 ................................ United States (880,000) (910,800)
6.5%, TBA, 8/25/56 ................................ United States (880,000) (909,315)
(15,426,342)
Government National Mortgage Association (GNMA) Fixed Rate (0.1)%
GNMA II, Single-family, 30 Year, 4.5%, 7/15/56 ............. United States (430,000) (439,171)
Total TBA Sale Commitments (Proceeds $(15,864,464)) ........................
$(15,865,513)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $104,722,710, representing 12.3% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
See Note 3 regarding restricted securities.
g
The rate shown represents the yield at period end.
h
Income may be received in additional securities and/or cash.
i
The coupon rate shown represents the rate at period end.
j
Perpetual security with no stated maturity date.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
See Note 4 regarding unfunded loan commitments.
m
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
n
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Defaulted security or security for which income has been deemed uncollectible.
q
Security purchased on a to-be-announced (TBA) basis.
r
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At June 30, 2026, the aggregate value of these securities pledged amounted to $20,158,601, representing 2.4% of net assets.
s
See Note 5 regarding investments in affiliated management investment companies.
t
The rate shown is the annualized seven-day effective yield at period end.
u
The security is owned by Franklin Dynamic Asset Allocation Conservative Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
v
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2026, all repurchase agreements had been entered into on that date.
w
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

At June 30, 2026, the Fund had the following futures contracts outstanding.
At June 30, 2026, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Short 294 $ 46,235,910 9/18/26 $ 465,293
MSCI Emerging Markets Index .................. Long 5 439,325 9/18/26 136
Russell 2000 E-Mini Index ...................... Short 49 7,461,720 9/18/26 (73,478)
S&P 500 E-Mini Index ......................... Short 483 182,290,238 9/18/26 (1,196,493)
S&P/TSX 60 Index ........................... Long 42 12,175,484 9/17/26 7,629
SPI 200 Index ............................... Short 81 12,304,029 9/17/26 189,969
TOPIX Index ................................ Long 36 8,863,003 9/10/26 233,477
Interest rate contracts
Euro-Bobl .................................. Short 24 3,163,997 9/08/26 (19,591)
Euro-BTP .................................. Long 26 3,545,602 9/08/26 44,038
Euro-Bund ................................. Long 24 3,491,968 9/08/26 41,862
Euro-OAT .................................. Long 38 5,209,388 9/08/26 39,835
Euro-Schatz ................................ Long 38 4,600,656 9/08/26 11,321
Japan 10 Year Bonds ......................... Long 21 16,502,168 9/14/26 48,960
Long Gilt ................................... Long 32 3,786,643 9/28/26 46,810
Short-Term Euro-BTP ......................... Long 6 733,892 9/08/26 2,619
U.S. Treasury 10 Year Notes .................... Long 358 39,340,844 9/21/26 52,787
U.S. Treasury 10 Year Ultra Notes ................ Short 21 2,361,844 9/21/26 (12,169)
U.S. Treasury 2 Year Notes ..................... Long 317 65,344,101 9/30/26 (105,196)
U.S. Treasury 5 Year Notes ..................... Long 582 62,301,281 9/30/26 (36,816)
U.S. Treasury Long Bonds ..................... Long 276 31,326,000 9/21/26 403,656
U.S. Treasury Ultra Bonds ...................... Long 181 21,024,281 9/21/26 361,635
Total Futures Contracts ...................................................................... $506,284
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 143,800 101,375 7/15/26 $ — $ (1,839)
Australian Dollar .... BZWS Buy 91,400 64,435 7/15/26 — (1,169)
Australian Dollar .... CITI Sell 35,200 24,817 7/15/26 452 —
Australian Dollar .... GSCO Sell 26,900 18,962 7/15/26 342 —
Australian Dollar .... HSBK Sell 79,500 56,368 7/15/26 1,340 —
Australian Dollar .... MSCO Buy 24,100 17,139 7/15/26 — (458)
Australian Dollar .... MSCO Sell 882,600 622,432 7/15/26 11,511 —
Australian Dollar .... SSBT Buy 942,200 664,238 7/15/26 — (12,062)
Australian Dollar .... TDOM Buy 135,000 95,172 7/15/26 — (1,727)
Australian Dollar .... UBSW Buy 997,800 703,360 7/15/26 — (12,699)
Canadian Dollar .... BOFA Buy 6,044,700 4,391,004 7/15/26 — (126,390)
Canadian Dollar .... BOFA Sell 59,800 42,951 7/15/26 761 —
Canadian Dollar .... BZWS Sell 800 581 7/15/26 17 —
Canadian Dollar .... HSBK Sell 313,200 228,312 7/15/26 7,346 —
Canadian Dollar .... JPHQ Sell 297,600 216,178 7/15/26 6,217 —

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... MSCO Sell 1,763,000 1,276,823 7/15/26 $ 33,121 $ (118)
Canadian Dollar .... SSBT Buy 40,100 29,303 7/15/26 — (1,012)
Canadian Dollar .... SSBT Sell 27,700 20,121 7/15/26 578 —
Canadian Dollar .... UBSW Sell 198,500 144,393 7/15/26 4,349 —
Israeli New Shekel .. BZWS Buy 90,500 29,563 7/15/26 859 —
Israeli New Shekel .. CITI Buy 1,800 588 7/15/26 17 —
Israeli New Shekel .. HSBK Buy 364,900 119,184 7/15/26 3,479 —
Israeli New Shekel .. SSBT Buy 11,400 3,726 7/15/26 107 —
Israeli New Shekel .. UBSW Buy 231,400 75,597 7/15/26 2,189 —
New Zealand Dollar . MSCO Buy 49,400 28,979 7/15/26 — (908)
Chinese Yuan ...... SSBT Sell 3,999,600 592,079 8/12/26 1,432 —
Hong Kong Dollar ... BOFA Buy 3,403,600 435,072 8/12/26 — (412)
Hong Kong Dollar ... BZWS Buy 580,100 74,292 8/12/26 — (210)
Hong Kong Dollar ... BZWS Sell 37,700 4,827 8/12/26 12 —
Hong Kong Dollar ... GSCO Buy 2,632,800 337,244 8/12/26 — (1,020)
Hong Kong Dollar ... HSBK Sell 8,125,300 1,040,483 8/12/26 2,834 —
Hong Kong Dollar ... MSCO Buy 898,400 115,065 8/12/26 — (334)
Hong Kong Dollar ... SSBT Buy 836,800 107,189 8/12/26 — (325)
Hong Kong Dollar ... SSBT Sell 1,023,500 131,071 8/12/26 364 —
Hong Kong Dollar ... UBSW Buy 292,700 37,489 8/12/26 — (110)
Japanese Yen ...... BOFA Buy 29,590,200 190,329 8/12/26 — (7,722)
Japanese Yen ...... BOFA Sell 14,010,900 88,719 8/12/26 2,255 —
Japanese Yen ...... BZWS Sell 23,026,200 148,115 8/12/26 6,016 —
Japanese Yen ...... CITI Sell 84,125,700 541,165 8/12/26 22,009 —
Japanese Yen ...... GSCO Buy 33,580,400 216,018 8/12/26 — (8,786)
Japanese Yen ...... HSBK Sell 47,427,800 304,452 8/12/26 11,765 —
Japanese Yen ...... JPHQ Buy 2,739,300 17,621 8/12/26 — (716)
Japanese Yen ...... MSCO Buy 396,273,500 2,533,386 8/12/26 — (87,900)
Japanese Yen ...... MSCO Sell 77,092,200 482,248 8/12/26 6,496 —
Japanese Yen ...... SSBT Sell 47,716,300 306,935 8/12/26 12,468 —
Japanese Yen ...... TDOM Sell 431,600 2,776 8/12/26 113 —
Japanese Yen ...... UBSW Buy 131,421,800 835,612 8/12/26 — (24,582)
Japanese Yen ...... UBSW Sell 19,765,000 124,954 8/12/26 2,980 —
Singapore Dollar .... BZWS Buy 6,600 5,240 8/12/26 — (123)
Singapore Dollar .... CITI Sell 600 476 8/12/26 11 —
Singapore Dollar .... HSBK Sell 77,700 61,674 8/12/26 1,436 —
Singapore Dollar .... MSCO Buy 71,900 57,091 8/12/26 — (1,349)
Singapore Dollar .... SSBT Buy 379,600 301,393 8/12/26 — (7,102)
Singapore Dollar .... SSBT Sell 380,600 298,719 8/12/26 3,653 —
Singapore Dollar .... UBSW Sell 7,800 6,040 8/12/26 — (8)
British Pound ...... BOFA Sell 109,700 147,418 9/16/26 1,907 —
British Pound ...... BZWS Buy 300 403 9/16/26 — (5)
British Pound ...... CITI Sell 1,534,500 2,060,520 9/16/26 25,089 —
British Pound ...... GSCO Sell 100,000 134,258 9/16/26 1,613 —
British Pound ...... HSBK Buy 71,700 96,273 9/16/26 — (1,166)
British Pound ...... HSBK Sell 96,000 127,758 9/16/26 707 (288)
British Pound ...... JPHQ Sell 816,800 1,096,550 9/16/26 13,109 —
British Pound ...... MSCO Buy 144,800 193,938 9/16/26 — (1,869)
British Pound ...... MSCO Sell 667,100 894,068 9/16/26 9,468 (272)
British Pound ...... SSBT Sell 256,300 343,758 9/16/26 3,790 —
British Pound ...... TDOM Buy 65,000 87,206 9/16/26 — (987)
British Pound ...... UBSW Sell 819,100 1,099,093 9/16/26 12,601 —
Danish Krone ...... BOFA Buy 852,600 133,028 9/16/26 — (2,155)
Danish Krone ...... BZWS Sell 801,100 124,981 9/16/26 2,013 —
Danish Krone ...... CITI Sell 1,542,800 240,641 9/16/26 3,824 —
Danish Krone ...... HSBK Buy 454,700 70,897 9/16/26 — (1,102)
Danish Krone ...... MSCO Sell 8,082,300 1,257,162 9/16/26 16,924 (381)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Danish Krone ...... SSBT Buy 134,400 20,940 9/16/26 $ — $ (310)
Danish Krone ...... SSBT Sell 79,300 12,136 9/16/26 — (36)
Danish Krone ...... TDOM Buy 19,800 3,086 9/16/26 — (46)
Danish Krone ...... UBSW Sell 179,400 27,964 9/16/26 426 —
Euro ............. BOFA Buy 279,400 325,535 9/16/26 — (5,255)
Euro ............. BOFA Sell 87,500 100,301 9/16/26 187 (188)
Euro ............. BZWS Sell 861,000 1,003,035 9/16/26 16,061 —
Euro ............. CITI Sell 128,300 149,416 9/16/26 2,344 —
Euro ............. GSCO Sell 445,800 519,000 9/16/26 7,975 —
Euro ............. HSBK Sell 521,000 602,580 9/16/26 5,858 (507)
Euro ............. JPHQ Buy 123,300 140,779 9/16/26 561 —
Euro ............. JPHQ Sell 368,800 429,337 9/16/26 6,577 —
Euro ............. MSCO Buy 733,900 842,662 9/16/26 1,357 (2,739)
Euro ............. MSCO Sell 1,378,800 1,599,549 9/16/26 20,131 (1,115)
Euro ............. SSBT Buy 68,400 79,586 9/16/26 — (1,178)
Euro ............. TDOM Sell 2,035,700 2,368,842 9/16/26 35,296 —
Euro ............. UBSW Buy 6,500 7,565 9/16/26 — (114)
Euro ............. WPAC Sell 287,700 334,740 9/16/26 4,946 —
Norwegian Krone ... BOFA Sell 48,300 5,069 9/16/26 195 —
Norwegian Krone ... BZWS Sell 61,900 6,494 9/16/26 247 —
Norwegian Krone ... CITI Sell 33,600 3,523 9/16/26 132 —
Norwegian Krone ... HSBK Sell 118,900 12,317 9/16/26 318 —
Norwegian Krone ... JPHQ Sell 3,932,500 411,864 9/16/26 15,012 —
Norwegian Krone ... MSCO Buy 1,254,300 131,376 9/16/26 — (4,798)
Swedish Krona ..... BOFA Buy 72,600 7,785 9/16/26 — (266)
Swedish Krona ..... BZWS Buy 9,190,700 985,365 9/16/26 — (33,407)
Swedish Krona ..... CITI Buy 38,300 4,104 9/16/26 — (137)
Swedish Krona ..... HSBK Sell 11,583,000 1,237,723 9/16/26 37,974 —
Swedish Krona ..... MSCO Sell 1,367,200 146,267 9/16/26 4,655 —
Swedish Krona ..... SSBT Buy 763,500 81,612 9/16/26 — (2,530)
Swedish Krona ..... SSBT Sell 79,500 8,228 9/16/26 — (7)
Swedish Krona ..... TDOM Buy 3,838,800 410,571 9/16/26 — (12,954)
Swiss Franc ....... BOFA Sell 212,100 270,088 9/16/26 5,330 —
Swiss Franc ....... BZWS Buy 12,000 15,286 9/16/26 — (307)
Swiss Franc ....... CITI Buy 54,300 68,496 9/16/26 — (715)
Swiss Franc ....... CITI Sell 11,100 14,122 9/16/26 267 —
Swiss Franc ....... GSCO Buy 124,700 158,646 9/16/26 — (2,987)
Swiss Franc ....... HSBK Buy 209,100 265,980 9/16/26 — (4,968)
Swiss Franc ....... HSBK Sell 41,500 52,806 9/16/26 1,003 —
Swiss Franc ....... JPHQ Buy 599,500 762,495 9/16/26 — (14,157)
Swiss Franc ....... MSCO Buy 27,900 34,750 9/16/26 77 —
Swiss Franc ....... MSCO Sell 352,500 448,477 9/16/26 8,462 —
Swiss Franc ....... SSBT Buy 65,500 83,395 9/16/26 — (1,634)
Swiss Franc ....... SSBT Sell 334,500 425,254 9/16/26 7,708 —
Swiss Franc ....... TDOM Buy 60,500 76,923 9/16/26 — (1,403)
Swiss Franc ....... UBSW Buy 211,900 269,565 9/16/26 — (5,057)
Swiss Franc ....... UBSW Sell 34,800 43,392 9/16/26 — (48)
Total Forward Exchange Contracts ................................................... $420,673 $(404,169)
Net unrealized appreciation (depreciation) ............................................ $16,504
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At June 30, 2026, the Fund had the following credit default swap contracts outstanding.
At June 30, 2026, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 3,278,000 $ 266,095 $ 181,483 $ 84,612
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 120,973,000 2,686,051 2,551,544 134,507
Investment
Grade
iTraxx Europe
Main 45 .... 1.00% Quarterly 6/20/31 10,268,000 EUR 266,056 242,072 23,984
Investment
Grade
Total Credit Default Swap Contracts ........................................ $3,218,202 $2,975,099 $243,103
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/28 84,291,000 $ (56,085) $ (215,792) $ 159,707
Receive Fixed 2.92% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/28 15,103,000 EUR 61,004 47,724 13,280
Receive Fixed 4.04% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/28 73,351,000 20,989 161,667 (140,678)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.94% .... Annual 9/16/28 1,478,000 EUR (6,618) (5,337) (1,281)
Receive Fixed 1.54% .. Quarterly
Pay Floating 1-week
CNY-Fixing Repo Rate Quarterly 9/16/31 130,042,000 CNY 68,325 (3,700) 72,025

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.02% .... Annual 9/16/31 4,465,000 $ (20,282) $ (21,286) $ 1,004
Receive Fixed 2.94% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/31 675,000 EUR 6,820 4,324 2,496
Receive Fixed 3.04% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/16/31 4,655,000 CAD 23,730 25,106 (1,376)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.08% .... Annual 9/16/33 8,148,000 (63,903) (50,952) (12,951)
Receive Fixed 3.12% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/36 6,310,000 EUR 117,668 58,051 59,617
Receive Fixed 4.16% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/36 34,582,000 358,144 233,408 124,736
Receive Fixed 4.18% .. Quarterly
Pay Floating 3-month
CD_KSDA ......... Quarterly 9/16/36 4,207,508,000 KRW 51,180 45,641 5,539
Receive Fixed 3.24% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/56 451,000 EUR 15,931 4,698 11,233
Receive Fixed 3.58% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/16/56 1,110,000 CAD 17,998 14,414 3,584
Receive Fixed 4.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 10,649,000 195,181 72,383 122,798
Receive Fixed 4.32% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 1,123,000 24,374 10,243 14,131
Total Interest Rate Swap Contracts ................................. $814,456 $ 380,592 $433,864
*
In U.S. dollars unless otherwise indicated.

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At June 30, 2026, the Fund had the following total return swap contracts outstanding.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSIIPGDL Index
#
..................... 0% At Maturity GSCO 9/30/26 18,257,812 $ (149,903)
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 5/28/27 13,692,290 631,808
Short
b
GSIIPGSS Index
#
..................... 0% At Maturity GSCO 9/30/26 16,520,415 41,974
IBOXIG Index ........................ 1-day SOFR Quarterly JPHQ 12/20/26 6,200,000 (82,117)
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 5/28/27 13,736,653 (395,872)
Total Return Swap Contracts .................................................................... $45,890
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Description Sector Shares Value
Percentage
value
GSIIPGDL
C ommon S tocks
Iberdrola SA Utilities 5,548 $ 138,530 0.76%
Airbnb, Inc. Consumer Discretionary 968 138,522 0.76%
Endesa SA Utilities 3,020 137,716 0.76%
Klepierre SA Real Estate 3,221 134,716 0.74%
Veralto Corp. Industrials 1,493 132,361 0.73%
Altria Group, Inc. Consumer Staples 1,775 127,690 0.70%
Cie Financiere Richemont SA Consumer Discretionary 539 124,685 0.69%
E.ON SE Utilities 5,948 122,580 0.68%
SS&C Technologies Holdings, Inc. Industrials 1,924 119,409 0.66%
Pepsico, Inc. Consumer Staples 882 119,369 0.66%
VICI Properties, Inc. Real Estate 4,488 119,146 0.66%
Colgate-Palmolive Co. Consumer Staples 1,287 117,946 0.65%
Telia Co. AB Communication Services 24,108 117,601 0.65%
Travelers Cos., Inc. (The) Financials 355 117,230 0.65%
Chevron Corp. Energy 685 113,611 0.63%
Danske Bank A/S Financials 2,080 111,429 0.62%
Holcim AG Materials 1,204 108,764 0.60%
Allegion plc Industrials 767 107,719 0.59%
Simon Property Group, Inc. Real Estate 479 107,075 0.59%
AMETEK, Inc. Industrials 432 104,472 0.58%
Avery Dennison Corp. Materials 643 104,386 0.58%
Automatic Data Processing, Inc. Industrials 462 103,498 0.57%
Jack Henry & Associates, Inc. Financials 748 103,031 0.57%
Secom Co. Ltd. Industrials 2,558 101,611 0.56%
Conoco Phillips Energy 960 99,814 0.55%
National Bank of Canada Financials 632 99,764 0.55%
MSCI, Inc. Financials 178 99,514 0.55%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Description Sector Shares Value
Percentage
value
GSIIPGDL
Common Stocks (continued)
Kenvue, Inc. Consumer Staples 5,140 $ 98,232 0.54%
Tokyo Gas Co. Ltd. Utilities 2,571 96,843 0.53%
BP PLC Energy 15,214 94,321 0.52%
George Weston Ltd. Consumer Staples 1,298 93,169 0.51%
Knorr-Bremse AG Industrials 795 92,304 0.51%
Kirin Holdings Co. Ltd. Consumer Staples 5,203 89,976 0.50%
Canadian Utilities Ltd. Utilities 2,412 89,618 0.49%
QBE Insurance Group Ltd. Financials 5,113 89,232 0.49%
Chubb Ltd. Financials 259 88,364 0.49%
Singapore Exchange Ltd. Financials 4,732 88,088 0.49%
Lockheed Martin Corp. Industrials 172 87,705 0.48%
Bristol-Myers Squibb Co. Health Care 1,518 87,448 0.48%
Deutsche Telekom AG Communication Services 3,206 87,411 0.48%
TotalEnergies SE Energy 1,090 84,750 0.47%
State Street Corp. Financials 498 84,410 0.47%
National Grid PLC Utilities 5,060 83,815 0.46%
Power Assets Holdings Ltd. Utilities 11,437 83,279 0.46%
Ipsen SA Health Care 430 83,042 0.46%
Hartford Insurance Group, Inc. (The) Financials 624 82,633 0.46%
Danone SA Consumer Staples 1,005 82,390 0.45%
Fortum Oyj Utilities 3,509 81,405 0.45%
Telenor ASA Communication Services 5,573 79,863 0.44%
Oversea-Chinese Banking Corp. Ltd. Financials 4,115 78,860 0.44%
Description Sector Shares Value
Percentage
value
BCFTUSAL
C ommon S tocks
Lam Research Corp. Information Technology 533 230,852 1.61%
Applied Materials, Inc. Information Technology 293 212,029 1.48%
Toll Brothers, Inc. Consumer Discretionary 1,187 195,595 1.36%
United Airlines Holdings, Inc. Industrials 1,428 194,230 1.35%
Astera Labs, Inc. Information Technology 393 189,668 1.32%
GE Vernova, Inc. Industrials 161 188,649 1.32%
Virtu Financial, Inc. Financials 3,153 187,846 1.31%
Exelixis, Inc. Health Care 3,440 187,149 1.30%
Citigroup, Inc. Financials 1,333 186,629 1.30%
State Street Corp. Financials 1,084 183,927 1.28%
Valero Energy Corp. Energy 689 179,492 1.25%
Arista Networks, Inc. Information Technology 1,053 178,912 1.25%
Natera, Inc. Health Care 657 178,377 1.24%
Sandisk Corp. Information Technology 76 173,138 1.21%
Cadence Design Systems, Inc. Information Technology 450 169,014 1.18%
Freeport-McMoRan, Inc. Materials 2,671 167,984 1.17%
Johnson Controls International plc Industrials 1,138 166,234 1.16%
Edison International Utilities 2,220 165,283 1.15%
Curtiss-Wright Corp. Industrials 218 165,203 1.15%
Unum Group Financials 1,792 160,206 1.12%
Affiliated Managers Group, Inc. Financials 472 159,828 1.11%
Axis Capital Holdings Ltd. Financials 1,445 155,253 1.08%
Cheniere Energy, Inc. Energy 623 148,869 1.04%
General Motors Co. Consumer Discretionary 1,896 146,142 1.02%
Cirrus Logic, Inc. Information Technology 964 143,206 1.00%
MGIC Investment Corp. Financials 5,074 143,089 1.00%
Allison Transmission Holdings, Inc. Industrials 1,266 142,694 1.00%
Regeneron Pharmaceuticals, Inc. Health Care 219 136,467 0.95%

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Description Sector Shares Value
Percentage
value
BCFTUSAL
Common Stocks (continued)
Synchrony Financial Financials 1,779 $ 135,284 0.94%
Rubrik, Inc. Information Technology 1,631 130,919 0.91%
NRG Energy, Inc. Utilities 891 130,169 0.91%
Everpure, Inc. Information Technology 1,650 130,006 0.91%
Flex Ltd. Information Technology 797 129,154 0.90%
QUALCOMM, Inc. Information Technology 691 127,677 0.89%
eBay, Inc. Consumer Discretionary 1,133 126,619 0.88%
Vornado Realty Trust Real Estate 3,196 125,618 0.88%
Spotify Technology SA Communication Services 270 123,965 0.86%
Booking Holdings, Inc. Consumer Discretionary 682 121,588 0.85%
Ciena Corp. Information Technology 242 118,717 0.83%
AutoNation, Inc. Consumer Discretionary 631 117,253 0.82%
Textron, Inc. Industrials 1,232 112,977 0.79%
American International Group, Inc. Financials 1,497 111,542 0.78%
Equitable Holdings, Inc. Financials 2,539 111,411 0.78%
Millicom International Cellular SA Communication Services 1,209 109,769 0.77%
Manhattan Associates, Inc. Information Technology 788 109,691 0.77%
Boyd Gaming Corp. Consumer Discretionary 1,210 106,904 0.75%
Ventas, Inc. Real Estate 1,183 105,031 0.73%
MGM Resorts International Consumer Discretionary 2,182 104,315 0.73%
DoorDash, Inc. Consumer Discretionary 554 102,170 0.71%
Iridium Communications, Inc. Communication Services 1,755 96,248 0.67%
Description Sector Shares Value
Percentage
value
GSIIPGSS
C ommon S tocks
Straumann Holding AG Health Care 973 128,407 0.78%
CenterPoint Energy, Inc. Utilities 2,741 120,722 0.74%
Entergy Corp. Utilities 1,051 120,720 0.74%
Dominion Energy, Inc. Utilities 1,749 119,446 0.73%
Southern Co. (The) Utilities 1,233 118,019 0.72%
Enbridge, Inc. Energy 2,063 111,833 0.68%
ONEOK, Inc. Energy 1,265 109,938 0.67%
Visa, Inc. Financials 320 109,731 0.67%
Hermes International SCA Consumer Discretionary 60 109,283 0.67%
American Water Works Co., Inc. Utilities 830 109,173 0.67%
International Paper Co. Materials 2,852 108,674 0.66%
Walmart, Inc. Consumer Staples 951 107,657 0.66%
Ingersoll Rand, Inc. Industrials 1,304 106,945 0.65%
Orange SA Communication Services 5,623 106,099 0.65%
Ferrovial NV Industrials 1,542 105,740 0.64%
Eaton Corp. PLC Industrials 247 105,114 0.64%
Heineken NV Consumer Staples 1,217 102,365 0.62%
Cellnex Telecom SA Communication Services 3,378 101,002 0.62%
Diamondback Energy, Inc. Energy 569 100,041 0.61%
Waste Connections, Inc. Industrials 593 98,878 0.60%
Realty Income Corp. Real Estate 1,592 98,667 0.60%
Land Securities Group PLC Real Estate 11,387 98,386 0.60%
Duke Energy Corp. Utilities 769 97,370 0.59%
Swiss Life Holding AG Financials 88 97,226 0.59%
Singapore Telecommunications Ltd. Communication Services 27,417 93,479 0.57%
Fifth Third Bancorp Financials 1,630 91,893 0.56%
Coca-Cola Europacific Partners PLC Consumer Staples 887 88,779 0.54%
Coca-Cola Co. (The) Consumer Staples 1,092 88,729 0.54%
Wilmar International Ltd. Consumer Staples 31,285 87,316 0.53%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Description Sector Shares Value
Percentage
value
GSIIPGSS
Common Stocks (continued)
British American TobacCo. PLC Consumer Staples 1,381 $ 85,697 0.52%
WEC Energy Group, Inc. Utilities 733 85,645 0.52%
Aker BP ASA Energy 2,790 85,496 0.52%
Beiersdorf AG Consumer Staples 974 83,863 0.51%
Hong Kong & China Gas Co. Ltd. Utilities 101,165 83,852 0.51%
Pernod Ricard SA Consumer Staples 1,133 82,723 0.50%
Xcel Energy, Inc. Utilities 1,005 80,732 0.49%
Zurich Insurance Group AG Financials 108 79,894 0.49%
Equifax, Inc. Industrials 499 79,175 0.48%
Union Pacific Corp. Industrials 287 78,159 0.48%
Emerson Electric Co. Industrials 541 77,426 0.47%
Lennar Corp. Consumer Discretionary 854 77,268 0.47%
Alliant Energy Corp. Utilities 990 75,510 0.46%
EQT AB Financials 2,634 74,558 0.45%
TELUS Corp. Communication Services 7,003 74,038 0.45%
Paychex, Inc. Industrials 752 73,924 0.45%
Linde PLC Materials 142 73,484 0.45%
Palo Alto Networks, Inc. Information Technology 213 72,658 0.44%
Exelon Corp. Utilities 1,548 72,185 0.44%
Legal & General Group PLC Financials 18,616 70,664 0.43%
Genuine Parts Co. Consumer Discretionary 598 70,521 0.43%
Description Sector Shares Value
Percentage
value
BCFTUSAS
C ommon S tocks
Dell Technologies, Inc. Information Technology 564 243,139 1.72%
MKS, Inc. Information Technology 515 228,877 1.62%
Micron Technology, Inc. Information Technology 192 221,518 1.56%
Entegris, Inc. Information Technology 1,132 203,636 1.44%
Brown & Brown, Inc. Financials 3,017 193,511 1.37%
Arthur J Gallagher & Co. Financials 843 193,493 1.37%
Roivant Sciences Ltd. Health Care 5,332 188,683 1.33%
Coherent Corp. Information Technology 451 177,833 1.26%
DT Midstream, Inc. Energy 1,121 164,523 1.16%
Royal Caribbean Cruises Ltd. Consumer Discretionary 514 163,122 1.15%
Loar Holdings, Inc. Industrials 1,968 158,677 1.12%
Texas Instruments, Inc. Information Technology 529 157,730 1.11%
LPL Financial Holdings, Inc. Financials 545 153,630 1.09%
Diamondback Energy, Inc. Energy 867 152,383 1.08%
Take-Two Interactive Software, Inc. Communication Services 598 149,561 1.06%
Bunge Global SA Consumer Staples 1,397 149,108 1.05%
Norwegian Cruise Line Holdings Ltd. Consumer Discretionary 6,997 147,710 1.04%
Monolithic Power Systems, Inc. Information Technology 103 142,921 1.01%
Lumentum Holdings, Inc. Information Technology 166 142,515 1.01%
Kinsale Capital Group, Inc. Financials 401 132,286 0.93%
Synopsys, Inc. Information Technology 291 129,676 0.92%
Quanta Services, Inc. Industrials 172 124,087 0.88%
Ryan Specialty Holdings, Inc. Financials 3,276 123,684 0.87%
Lithia Motors, Inc. Consumer Discretionary 423 122,791 0.87%
CH Robinson Worldwide, Inc. Industrials 649 122,298 0.86%
Affirm Holdings, Inc. Financials 1,489 121,433 0.86%
Oracle Corp. Information Technology 819 120,055 0.85%
BWX Technologies, Inc. Industrials 612 119,193 0.84%
Ross Stores, Inc. Consumer Discretionary 557 118,500 0.84%
Gen Digital, Inc. Information Technology 4,666 116,132 0.82%

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
See Abbreviations on page 234.
Description Sector Shares Value
Percentage
value
BCFTUSAS
Common Stocks (continued)
GLOBALFOUNDRIES, Inc. Information Technology 1,361 $ 112,128 0.79%
SoFi Technologies, Inc. Financials 6,111 109,562 0.77%
nVent Electric PLC Industrials 634 107,476 0.76%
Aurora Innovation, Inc. Information Technology 15,718 107,195 0.76%
RPM International, Inc. Materials 962 106,960 0.76%
Royal Gold, Inc. Materials 536 106,915 0.76%
Primo Brands Corp. Consumer Staples 4,303 105,170 0.74%
Stanley Black & Decker, Inc. Industrials 1,115 104,958 0.74%
Watsco, Inc. Industrials 241 100,488 0.71%
Healthcare Realty Trust, Inc. Real Estate 4,950 99,842 0.71%
Blue Owl Capital, Inc. Financials 11,166 97,701 0.69%
Jack Henry & Associates, Inc. Financials 701 96,537 0.68%
Somnigroup International, Inc. Consumer Discretionary 1,222 95,788 0.68%
Albemarle Corp. Materials 693 93,548 0.66%
T Rowe Price Group, Inc. Financials 808 91,868 0.65%
Tyler Technologies, Inc. Information Technology 295 86,354 0.61%
Domino's Pizza, Inc. Consumer Discretionary 288 85,253 0.60%
NU Holdings Ltd. Financials 6,357 84,934 0.60%
Motorola Solutions, Inc. Information Technology 204 84,872 0.60%
Agree Realty Corp. Real Estate 1,093 82,768 0.59%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited), June 30, 2026
Putnam Dynamic Asset Allocation Growth Fund
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 82.0%
Aerospace & Defense 2.0%
Airbus SE ......................................... France 43,381 $ 9,651,918
a
Astronics Corp. ..................................... United States 8,735 709,806
a
Astronics Corp., B ................................... United States 1,747 132,772
Curtiss-Wright Corp. ................................. United States 1,823 1,381,396
Embraer SA ....................................... Brazil 160,000 2,536,854
a
Firefly Aerospace, Inc. ................................ United States 17,184 505,210
General Dynamics Corp. .............................. United States 3,886 1,376,577
General Electric Co. ................................. United States 42,892 16,030,027
a
Honeywell Aerospace, Inc. ............................ United States 26,110 5,772,288
a
Kratos Defense & Security Solutions, Inc. ................. United States 2,545 126,894
L3Harris Technologies, Inc. ............................ United States 4,272 1,241,400
Leonardo DRS, Inc. ................................. United States 29,669 1,265,976
Leonardo SpA ...................................... Italy 27,332 1,467,465
Lockheed Martin Corp. ............................... United States 29,016 14,782,491
Melrose Industries plc ................................ United Kingdom 162,916 1,027,292
Moog, Inc., A ....................................... United States 658 278,887
Northrop Grumman Corp. ............................. United States 14,038 7,149,694
RTX Corp. ........................................ United States 50,962 9,669,020
Safran SA ......................................... France 14,383 5,668,068
Thales SA ......................................... France 9,784 2,514,503
TransDigm Group, Inc. ............................... United States 2,082 2,773,307
a
V2X, Inc. .......................................... United States 4,638 345,809
86,407,654
Air Freight & Logistics 0.2%
Deutsche Post AG ................................... Germany 28,217 1,715,493
Expeditors International of Washington, Inc. ............... United States 8,565 1,395,924
FedEx Corp. ....................................... United States 29,343 9,188,174
Hub Group, Inc., A ................................... United States 9,336 408,823
United Parcel Service, Inc., B .......................... United States 13,193 1,418,248
14,126,662
Automobile Components 0.2%
a
Adient plc ......................................... United States 14,125 259,617
Aisin Corp. ........................................ Japan 140,700 1,910,241
BorgWarner, Inc. .................................... United States 23,510 1,561,064
Dana, Inc. ......................................... United States 26,727 727,242
a
Gentherm, Inc. ..................................... United States 5,475 186,752
a
Strattec Security Corp. ............................... United States 2,095 170,638
Sumitomo Electric Industries Ltd. ....................... Japan 49,500 918,578
Visteon Corp. ...................................... United States 8,015 795,168
6,529,300
Automobiles 1.4%
Ford Motor Co. ..................................... United States 100,226 1,393,141
General Motors Co. .................................. United States 137,408 10,591,409
Isuzu Motors Ltd. ................................... Japan 31,100 414,134
Kia Corp. ......................................... South Korea 21,185 1,913,381
Mahindra & Mahindra Ltd. ............................. India 125,304 4,075,488
Subaru Corp. ...................................... Japan 41,400 605,694
a
Tesla, Inc. ......................................... United States 94,022 39,545,653
Toyota Motor Corp. .................................. Japan 37,900 634,920
59,173,820
Banks 5.2%
AIB Group plc ...................................... Ireland 492,650 5,789,863
Al Rajhi Bank ...................................... Saudi Arabia 217,786 3,820,410
Amalgamated Financial Corp. .......................... United States 9,133 419,205

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Ameris Bancorp .................................... United States 1,937 $ 174,834
Associated Banc-Corp. ............................... United States 5,582 171,758
a
Axos Financial, Inc. .................................. United States 4,375 426,081
Banc of California, Inc. ............................... United States 8,767 179,110
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 146,137 3,679,263
Banco de Sabadell SA ............................... Spain 47,846 169,539
Banco Santander SA ................................. Spain 952,915 13,226,324
Bank Hapoalim BM .................................. Israel 73,786 1,701,909
Bank Leumi Le-Israel BM ............................. Israel 167,548 3,749,490
Bank of America Corp. ............................... United States 283,610 16,160,098
Bank of China Ltd., H ................................ China 6,802,000 4,337,793
Bank of Hawaii Corp. ................................ United States 5,255 428,230
BankUnited, Inc. .................................... United States 3,567 172,821
Banner Corp. ...................................... United States 2,344 155,735
Barclays plc ....................................... United Kingdom 795,791 5,332,596
BNP Paribas SA .................................... France 48,739 5,692,382
BOC Hong Kong Holdings Ltd. ......................... China 89,000 482,962
CaixaBank SA ...................................... Spain 33,376 472,877
Carter Bankshares, Inc. ............................... United States 6,153 209,264
Cathay General Bancorp .............................. United States 15,590 966,424
Central Pacific Financial Corp. ......................... United States 8,506 324,929
Citigroup, Inc. ...................................... United States 314,020 43,950,239
Citizens Financial Group, Inc. .......................... United States 20,195 1,415,064
CTBC Financial Holding Co. Ltd. ........................ Taiwan 2,033,000 4,556,990
a
Customers Bancorp, Inc. .............................. United States 10,795 853,884
CVB Financial Corp. ................................. United States 8,132 183,377
Danske Bank A/S ................................... Denmark 83,085 4,453,571
Enterprise Financial Services Corp. ...................... United States 7,421 488,895
Erste Group Bank AG ................................ Austria 48,051 6,431,047
Financial Institutions, Inc. ............................. United States 4,752 185,185
First Bancorp ...................................... United States 37,620 980,753
First Financial Corp. ................................. United States 2,368 183,378
First Horizon Corp. .................................. United States 53,388 1,368,868
First Merchants Corp. ................................ United States 2,048 89,477
Grupo Financiero Banorte SAB de CV, O .................. Mexico 242,765 2,562,238
Hancock Whitney Corp. ............................... United States 10,604 792,331
Hanmi Financial Corp. ................................ United States 9,084 294,322
Hilltop Holdings, Inc. ................................. United States 16,270 630,951
Hope Bancorp, Inc. .................................. United States 19,303 264,065
HSBC Holdings plc, (GBP Traded) ...................... United Kingdom 488,460 9,236,434
HSBC Holdings plc, (HKD Traded) ...................... United Kingdom 107,600 2,044,560
ICICI Bank Ltd. ..................................... India 321,580 4,694,178
Independent Bank Corp. .............................. United States 5,606 202,208
Intesa Sanpaolo SpA ................................. Italy 361,045 2,481,567
JPMorgan Chase & Co. ............................... United States 22,261 7,286,693
KB Financial Group, Inc. .............................. South Korea 42,592 4,406,879
Lloyds Banking Group plc ............................. United Kingdom 3,532,104 5,169,333
Mercantile Bank Corp. ................................ United States 3,141 180,356
Metropolitan Bank Holding Corp. ........................ United States 2,011 198,606
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 506,000 10,081,005
National Bank Holdings Corp., A ........................ United States 10,505 466,737
National Bank of Greece SA ........................... Greece 351,299 6,069,232
NatWest Group plc .................................. United Kingdom 522,997 4,614,901
Northrim BanCorp, Inc. ............................... United States 6,305 174,901
Northwest Bancshares, Inc. ............................ United States 11,373 172,415
a
NU Holdings Ltd., A .................................. Brazil 52,346 699,342
OceanFirst Financial Corp. ............................ United States 13,293 259,612
OFG Bancorp ...................................... United States 10,176 499,336

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Origin Bancorp, Inc. ................................. United States 3,912 $ 200,099
OTP Bank Nyrt. ..................................... Hungary 24,883 3,675,369
PNC Financial Services Group, Inc. (The) ................. United States 40,799 10,045,530
Popular, Inc. ....................................... United States 8,472 1,390,933
Preferred Bank ..................................... United States 1,770 188,080
Raiffeisen Bank International AG ........................ Austria 14,962 956,475
Shore Bancshares, Inc. ............................... United States 7,943 182,292
Simmons First National Corp., A ........................ United States 17,622 399,138
Southern Missouri Bancorp, Inc. ........................ United States 2,465 187,858
Sumitomo Mitsui Financial Group, Inc. .................... Japan 141,200 5,534,907
a
Third Coast Bancshares, Inc. .......................... United States 3,399 137,320
Towne Bank ....................................... United States 4,882 176,924
Trustmark Corp. .................................... United States 13,505 621,365
UniCredit SpA ...................................... Italy 54,751 4,906,717
United Community Banks, Inc. ......................... United States 4,669 163,835
Univest Financial Corp. ............................... United States 5,507 240,931
US Bancorp ....................................... United States 24,306 1,468,082
Valley National Bancorp .............................. United States 12,951 189,732
WaFd, Inc. ........................................ United States 4,394 168,598
Wells Fargo & Co. ................................... United States 17,484 1,444,878
Westamerica BanCorp ............................... United States 3,192 187,275
WSFS Financial Corp. ................................ United States 2,520 193,360
Zions Bancorp NA ................................... United States 21,454 1,484,402
231,010,927
Beverages 1.1%
a
Boston Beer Co., Inc. (The), A .......................... United States 5,245 928,522
Carlsberg A/S, B .................................... Denmark 35,557 4,652,971
Coca-Cola Co. (The) ................................. United States 178,489 14,505,801
Coca-Cola Consolidated, Inc. .......................... United States 7,593 1,449,656
Coca-Cola HBC AG ................................. Italy 38,091 2,482,993
a
Monster Beverage Corp. .............................. United States 87,433 8,404,060
PepsiCo, Inc. ...................................... United States 45,345 6,139,713
38,563,716
Biotechnology 1.6%
AbbVie, Inc. ....................................... United States 78,846 19,840,807
a
ACADIA Pharmaceuticals, Inc. ......................... United States 32,638 825,741
a
ADMA Biologics, Inc. ................................. United States 14,253 119,298
a
Alkermes plc ....................................... United States 27,936 1,463,707
a
Alnylam Pharmaceuticals, Inc. .......................... United States 4,480 1,348,614
Amgen, Inc. ....................................... United States 3,928 1,422,407
a
AnaptysBio, Inc. .................................... United States 15,427 1,041,322
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 17,007 1,386,241
a
Atrium Therapeutics, Inc. .............................. United States 14,908 200,513
a
BioCryst Pharmaceuticals, Inc. ......................... United States 89,835 898,350
a
Capricor Therapeutics, Inc. ............................ United States 6,278 151,174
a
Corvus Pharmaceuticals, Inc. .......................... United States 13,277 198,358
a
Enanta Pharmaceuticals, Inc. .......................... United States 8,806 128,391
a
Exelixis, Inc. ....................................... United States 26,575 1,445,946
a
Genmab A/S ....................................... Denmark 1,411 386,829
a
ImmunityBio, Inc. ................................... United States 118,159 1,034,482
a
Incyte Corp. ....................................... United States 58,984 6,686,426
a
Inhibrx Biosciences, Inc. .............................. United States 3,539 335,320
a
Insmed, Inc. ....................................... United States 6,273 668,827
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 104,715 440,850
a
Kodiak Sciences, Inc. ................................ United States 5,877 228,968
a
MeiraGTx Holdings plc ............................... United States 16,072 217,133

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Mineralys Therapeutics, Inc. ........................... United States 13,682 $ 369,140
a
Monte Rosa Therapeutics, Inc. ......................... United States 34,581 836,860
a
Natera, Inc. ........................................ United States 6,559 1,780,441
a
Neurocrine Biosciences, Inc. ........................... United States 8,506 1,433,559
a
Olema Pharmaceuticals, Inc. ........................... United States 8,790 109,963
a
Praxis Precision Medicines, Inc. ........................ United States 496 166,056
a
Precigen, Inc. ...................................... United States 36,801 209,766
a
Protagonist Therapeutics, Inc. .......................... United States 10,154 1,244,677
a
Puma Biotechnology, Inc. ............................. United States 18,340 148,737
Regeneron Pharmaceuticals, Inc. ....................... United States 27,359 17,059,431
a
Rhythm Pharmaceuticals, Inc. .......................... United States 8,630 958,189
a
Rigel Pharmaceuticals, Inc. ............................ United States 5,523 216,060
a
Stoke Therapeutics, Inc. .............................. United States 20,855 682,376
a
Tango Therapeutics, Inc. .............................. United States 19,491 609,289
a
Travere Therapeutics, Inc. ............................. United States 21,546 1,224,028
a
Vertex Pharmaceuticals, Inc. ........................... United States 17,268 8,577,534
a
Xenon Pharmaceuticals, Inc. ........................... Canada 3,029 182,830
a
Zymeworks, Inc. .................................... United States 9,687 253,218
76,531,858
Broadline Retail 2.2%
Alibaba Group Holding Ltd. ............................ China 458,900 5,501,501
a
Amazon.com, Inc. ................................... United States 356,444 84,954,863
eBay, Inc. ......................................... United States 11,515 1,286,801
a
Etsy, Inc. .......................................... United States 10,683 804,750
Next plc .......................................... United Kingdom 4,433 855,316
Prosus NV ........................................ China 75,290 3,271,622
96,674,853
Building Products 0.3%
Allegion plc ........................................ United States 10,218 1,435,527
Apogee Enterprises, Inc. .............................. United States 4,560 208,574
a
Janus International Group, Inc. ......................... United States 30,792 170,896
Johnson Controls International plc ....................... United States 9,632 1,407,332
a
Modine Manufacturing Co. ............................ United States 709 189,317
a
Resideo Technologies, Inc. ............................ United States 6,393 198,822
Trane Technologies plc ............................... United States 23,966 11,771,141
UFP Industries, Inc. .................................. United States 9,324 846,060
16,227,669
Capital Markets 2.9%
3i Group plc ....................................... United Kingdom 36,252 1,192,107
Affiliated Managers Group, Inc. ......................... United States 4,262 1,442,261
Ameriprise Financial, Inc. ............................. United States 2,947 1,351,966
Bank of New York Mellon Corp. (The) .................... United States 9,603 1,388,690
Charles Schwab Corp. (The) ........................... United States 120,535 11,121,764
CME Group, Inc. .................................... United States 28,702 6,338,263
Deutsche Bank AG .................................. Germany 74,717 2,530,441
b
Euronext NV, 144A, Reg S ............................ Netherlands 18,194 2,910,152
Goldman Sachs Group, Inc. (The) ....................... United States 28,978 29,307,480
b
HDFC Asset Management Co. Ltd., 144A, Reg S ........... India 48,776 1,369,363
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 70,900 3,298,762
Interactive Brokers Group, Inc., A ....................... United States 16,635 1,447,910
Janus Henderson Group plc ........................... United States 25,723 1,336,310
Japan Exchange Group, Inc. ........................... Japan 154,600 1,956,605
Korea Investment Holdings Co. Ltd. ..................... South Korea 13,311 1,928,173
London Stock Exchange Group plc ...................... United Kingdom 31,144 3,367,151
Morgan Stanley ..................................... United States 8,145 1,702,631

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Nasdaq, Inc. ....................................... United States 36,034 $ 2,840,200
Nomura Holdings, Inc. ................................ Japan 366,100 3,214,333
Northern Trust Corp. ................................. United States 8,054 1,400,107
State Street Corp. ................................... United States 115,965 19,667,664
a
StoneX Group, Inc. .................................. United States 10,782 1,277,667
UBS Group AG ..................................... Switzerland 129,744 6,430,259
Virtu Financial, Inc., A ................................ United States 24,369 1,451,661
Virtus Investment Partners, Inc. ......................... United States 2,055 294,892
110,566,812
Chemicals 1.3%
Air Liquide SA ...................................... France 11,949 2,366,224
Asahi Kasei Corp. ................................... Japan 217,100 2,414,606
Avient Corp. ....................................... United States 5,890 217,694
a
Axalta Coating Systems Ltd. ........................... United States 45,610 1,560,774
Balchem Corp. ..................................... United States 3,860 652,147
Cabot Corp. ....................................... United States 1,893 171,922
CF Industries Holdings, Inc. ........................... United States 83,227 9,010,155
Chemours Co. (The) ................................. United States 3,652 74,939
Corteva, Inc. ....................................... United States 105,051 8,896,769
DuPont de Nemours, Inc. ............................. United States 4,484 608,210
Ecolab, Inc. ........................................ United States 5,261 1,465,767
a
Ingevity Corp. ...................................... United States 2,948 220,127
Innospec, Inc. ...................................... United States 3,997 325,316
a
Intrepid Potash, Inc. ................................. United States 5,582 182,978
Linde plc .......................................... United States 7,604 3,946,020
a
LSB Industries, Inc. .................................. United States 12,816 138,541
Mativ Holdings, Inc. .................................. United States 15,833 119,856
Minerals Technologies, Inc. ............................ United States 9,173 678,527
NewMarket Corp. ................................... United States 1,900 1,503,356
a
Perimeter Solutions, Inc. .............................. United States 31,888 1,136,807
PPG Industries, Inc. ................................. United States 24,545 2,977,063
a
Rayonier Advanced Materials, Inc. ....................... United States 17,981 141,331
Sherwin-Williams Co. (The) ............................ United States 14,456 4,977,490
Solstice Advanced Materials, Inc. ....................... United States 27,215 2,411,249
46,197,868
Commercial Services & Supplies 0.1%
Brink's Co. (The) .................................... United States 8,055 761,117
a
Cimpress plc ....................................... Ireland 2,008 204,213
Cintas Corp. ....................................... United States 19,680 3,347,174
a
CoreCivic, Inc. ..................................... United States 7,802 237,025
a
OPENLANE, Inc. ................................... United States 5,568 229,624
Republic Services, Inc., A ............................. United States 6,379 1,359,237
Veralto Corp. ....................................... United States 15,354 1,361,593
Waste Management, Inc. .............................. United States 6,116 1,363,134
8,863,117
Communications Equipment 1.1%
Accton Technology Corp. .............................. Taiwan 36,000 2,871,438
a
Arista Networks, Inc. ................................. United States 84,036 14,276,036
a
BK Technologies Corp. ............................... United States 2,032 174,711
a
Calix, Inc. ......................................... United States 8,655 323,005
a
Ciena Corp. ....................................... United States 12,101 5,936,267
Cisco Systems, Inc. ................................. United States 150,790 17,711,793
a
Extreme Networks, Inc. ............................... United States 37,995 1,229,898
a
NETGEAR, Inc. ..................................... United States 6,455 150,724
a
NetScout Systems, Inc. ............................... United States 5,981 260,473

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 53,794 $ 603,283
Ubiquiti, Inc. ....................................... United States 1,305 696,909
a
Viasat, Inc. ........................................ United States 2,488 223,447
a
Viavi Solutions, Inc. .................................. United States 10,337 493,592
Vistance Networks, Inc. ............................... United States 69,769 891,648
45,843,224
Construction & Engineering 0.8%
ACS Actividades de Construccion y Servicios SA ............ Spain 20,724 3,047,606
Argan, Inc. ........................................ United States 1,887 1,506,864
a
Centuri Holdings, Inc. ................................ United States 5,411 163,629
Comfort Systems USA, Inc. ............................ United States 763 1,512,228
a
Dycom Industries, Inc. ................................ United States 572 289,197
Larsen & Toubro Ltd. ................................. India 60,624 2,658,194
a
Legence Corp., A ................................... United States 1,993 169,863
a
NWPX Infrastructure, Inc. ............................. United States 1,885 282,637
Primoris Services Corp. ............................... United States 7,284 721,990
Quanta Services, Inc. ................................ United States 8,137 5,858,965
a
Sterling Infrastructure, Inc. ............................ United States 2,442 2,049,717
Tutor Perini Corp. ................................... United States 11,523 956,063
Vinci SA .......................................... France 30,888 4,511,135
23,728,088
Construction Materials 0.4%
CRH plc .......................................... United States 89,834 9,612,238
Holcim AG ........................................ United States 40,531 3,654,386
Vulcan Materials Co. ................................. United States 16,373 4,830,199
18,096,823
Consumer Finance 0.5%
Ally Financial, Inc. ................................... United States 31,469 1,446,001
American Express Co. ............................... United States 4,275 1,446,019
Bread Financial Holdings, Inc. .......................... United States 11,168 1,210,053
Capital One Financial Corp. ........................... United States 58,026 11,641,176
a
Enova International, Inc. .............................. United States 5,119 1,232,297
a
Happen, Inc. ....................................... United States 51,259 1,063,112
PROG Holdings, Inc. ................................. United States 15,914 741,752
Synchrony Financial ................................. United States 18,554 1,411,032
20,191,442
Consumer Staples Distribution & Retail 1.3%
Andersons, Inc. (The) ................................ United States 2,755 188,442
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 29,436 2,567,408
Costco Wholesale Corp. .............................. United States 8,753 8,188,169
Dollar General Corp. ................................. United States 12,615 1,452,113
a
Dollar Tree, Inc. .................................... United States 14,032 1,697,170
Jeronimo Martins SGPS SA ........................... Portugal 54,297 1,039,901
Koninklijke Ahold Delhaize NV .......................... Netherlands 70,313 2,829,562
Kroger Co. (The) .................................... United States 71,233 3,955,568
a
Maplebear, Inc. ..................................... United States 32,333 1,530,968
Raia Drogasil SA .................................... Brazil 240,100 781,838
Sysco Corp. ....................................... United States 16,903 1,412,753
Target Corp. ....................................... United States 10,082 1,316,810
Tesco plc ......................................... United Kingdom 44,662 272,264
a
United Natural Foods, Inc. ............................. United States 5,348 244,243
Walmart, Inc. ...................................... United States 190,316 21,555,190
49,032,399

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Containers & Packaging 0.2%
Avery Dennison Corp. ................................ United States 8,347 $ 1,355,135
Ball Corp. ......................................... United States 23,584 1,471,642
Crown Holdings, Inc. ................................. United States 13,780 1,540,880
Greif, Inc., A ....................................... United States 2,601 193,748
a
O-I Glass, Inc. ...................................... United States 18,218 175,439
4,736,844
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 4,926 155,662
Gold.com, Inc. ..................................... United States 4,471 186,038
341,700
Diversified Consumer Services 0.0%
†
a
Coursera, Inc. ...................................... United States 165,660 934,322
a
Frontdoor, Inc. ..................................... United States 2,734 212,131
a
Laureate Education, Inc. .............................. United States 26,786 972,868
Perdoceo Education Corp. ............................ United States 4,728 151,296
2,270,617
Diversified REITs 0.0%
†
American Assets Trust, Inc. ............................ United States 8,020 198,014
Broadstone Net Lease, Inc. ............................ United States 8,419 174,021
Global Net Lease, Inc. ................................ United States 68,106 608,868
980,903
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 581,047 12,027,673
a
Bandwidth, Inc., A ................................... United States 12,130 767,829
Comcast Corp., A ................................... United States 52,875 1,298,081
Deutsche Telekom AG ................................ Germany 170,199 4,640,356
IDT Corp., B ....................................... United States 5,602 325,812
Iridium Communications, Inc. .......................... United States 13,644 748,373
a
Lumen Technologies, Inc. ............................. United States 21,316 163,707
a
Space Exploration Technologies Corp., A .................. United States 7,584 1,295,802
Telstra Group Ltd. ................................... Australia 607,330 2,129,828
Verizon Communications, Inc. .......................... United States 27,302 1,155,967
24,553,428
Electric Utilities 1.4%
American Electric Power Co., Inc. ....................... United States 47,749 6,532,541
Constellation Energy Corp. ............................ United States 4,532 1,125,613
Duke Energy Corp. .................................. United States 10,605 1,342,381
Edison International ................................. United States 22,212 1,653,683
Enel SpA ......................................... Italy 399,388 4,581,135
Eversource Energy .................................. United States 19,039 1,375,949
Exelon Corp. ....................................... United States 28,828 1,343,961
a
Hawaiian Electric Industries, Inc. ........................ United States 6,151 83,223
Iberdrola SA ....................................... Spain 219,649 5,466,971
Kansai Electric Power Co., Inc. (The) .................... Japan 133,600 1,888,015
NextEra Energy, Inc. ................................. United States 120,087 10,540,036
NRG Energy, Inc. ................................... United States 57,775 8,438,616
a
Oklo, Inc., A ....................................... United States 2,326 121,720
PG&E Corp. ....................................... United States 622,315 10,467,338
Portland General Electric Co. .......................... United States 6,784 351,615
Southern Co. (The) .................................. United States 14,262 1,365,016
TXNM Energy, Inc. .................................. United States 2,793 158,587

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Xcel Energy, Inc. .................................... United States 16,437 $ 1,319,891
58,156,291
Electrical Equipment 2.3%
ABB Ltd. .......................................... Switzerland 105,103 11,433,034
Allient, Inc. ........................................ United States 6,241 642,386
AMETEK, Inc. ...................................... United States 5,935 1,435,914
a
Bloom Energy Corp., A ............................... United States 13,736 4,157,887
Contemporary Amperex Technology Co. Ltd., A ............. China 43,200 2,511,197
Eaton Corp. plc ..................................... United States 3,405 1,450,939
EnerSys .......................................... United States 5,452 1,274,787
GE Vernova T&D India Ltd. ............................ India 66,035 3,463,875
GE Vernova, Inc. .................................... United States 22,658 26,619,978
c
Harbin Electric Co. Ltd., H ............................. China 654,000 1,289,210
Hyosung Heavy Industries Corp. ........................ South Korea 655 1,488,549
Mitsubishi Electric Corp. .............................. Japan 105,700 3,876,496
a
Nextpower, Inc., A ................................... United States 10,511 1,252,281
a
Nidec Corp. ....................................... Japan 40,900 672,262
a
Power Solutions International, Inc. ....................... United States 1,976 76,847
Rockwell Automation, Inc. ............................. United States 3,042 1,506,033
Schneider Electric SE ................................ United States 9,225 3,018,658
Siemens Energy AG ................................. Germany 43,151 8,226,372
Sieyuan Electric Co. Ltd., A ............................ China 53,600 1,371,964
Vertiv Holdings Co., A ................................ United States 29,711 9,947,837
a
Vicor Corp. ........................................ United States 3,785 1,437,467
87,153,973
Electronic Equipment, Instruments & Components 1.1%
Advanced Energy Industries, Inc. ....................... United States 3,769 1,405,347
a
Aeva Technologies, Inc. .............................. United States 18,581 533,646
a
Arlo Technologies, Inc. ............................... United States 26,625 358,905
Chroma ATE, Inc. ................................... Taiwan 30,000 2,084,804
a
Coherent Corp. ..................................... United States 16,714 6,593,172
Corning, Inc. ....................................... United States 64,707 16,528,109
a
Daktronics, Inc. ..................................... United States 4,252 83,169
Delta Electronics, Inc. ................................ Taiwan 9,000 565,234
Elite Material Co. Ltd. ................................ Taiwan 19,000 3,284,730
a
Fabrinet .......................................... Thailand 578 324,882
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 217,000 1,731,593
a
Insight Enterprises, Inc. ............................... United States 2,006 244,331
a
Itron, Inc. ......................................... United States 8,883 768,646
Keyence Corp. ..................................... Japan 8,400 4,246,094
a
Keysight Technologies, Inc. ............................ United States 3,745 1,311,012
a
nLight, Inc. ........................................ United States 12,792 890,579
a
Ouster, Inc. ........................................ United States 22,350 1,397,322
Samsung Electro-Mechanics Co. Ltd. .................... South Korea 2,849 4,126,035
a
Sanmina Corp. ..................................... United States 1,654 418,594
a
TTM Technologies, Inc. ............................... United States 9,369 1,752,190
48,648,394
Energy Equipment & Services 0.2%
Baker Hughes Co., A ................................. United States 20,360 1,129,980
Flowco Holdings, Inc., A .............................. United States 6,559 139,969
a
Forum Energy Technologies, Inc. ........................ United States 11,171 561,119
Halliburton Co. ..................................... United States 35,764 1,214,188
Kodiak Gas Services, Inc. ............................. United States 3,901 293,082
Liberty Energy, Inc., A ................................ United States 8,677 227,251
a
National Energy Services Reunited Corp. ................. United States 18,228 545,564

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
Oceaneering International, Inc. ......................... United States 24,502 $ 992,821
a
Oil States International, Inc. ........................... United States 56,074 449,153
Patterson-UTI Energy, Inc. ............................ United States 23,341 214,270
a
ProPetro Holding Corp. ............................... United States 11,706 167,864
SLB Ltd. .......................................... United States 23,883 1,110,321
TechnipFMC plc .................................... United Kingdom 140,801 9,335,106
a
Transocean Ltd. .................................... United States 159,975 782,278
Weatherford International plc ........................... United States 11,966 975,229
18,138,195
Entertainment 0.9%
Cinemark Holdings, Inc. .............................. United States 6,092 193,299
a
Live Nation Entertainment, Inc. ......................... United States 29,246 5,355,235
a
Netflix, Inc. ........................................ United States 232,720 16,616,208
Nexon Co. Ltd. ..................................... Japan 24,900 330,923
a
ROBLOX Corp., A ................................... United States 27,673 1,504,858
a
Spotify Technology SA ................................ United States 26,595 12,210,562
Universal Music Group NV ............................ Netherlands 127,871 2,678,839
38,889,924
Financial Services 1.8%
a
Aditya Birla Capital Ltd. ............................... India 664,387 2,756,026
Apollo Global Management, Inc. ........................ United States 41,018 4,852,840
a
Berkshire Hathaway, Inc., B ............................ United States 5,206 2,605,030
Bladex, Inc., E ..................................... Panama 5,425 333,475
Corebridge Financial, Inc. ............................. United States 48,038 1,375,328
Equitable Holdings, Inc. ............................... United States 31,300 1,373,444
Essent Group Ltd. ................................... United States 2,844 182,812
Fidelity National Information Services, Inc. ................. United States 30,595 1,189,534
FirstRand Ltd. ...................................... South Africa 563,554 3,349,707
a
Fiserv, Inc. ........................................ United States 11,664 572,119
Investor AB, B ...................................... Sweden 121,095 5,031,636
Jackson Financial, Inc., A ............................. United States 10,492 1,074,276
Mastercard, Inc., A .................................. United States 71,651 36,799,954
MGIC Investment Corp. ............................... United States 51,259 1,445,504
a
NCR Atleos Corp. ................................... United States 15,384 667,819
a
NMI Holdings, Inc., A ................................. United States 7,375 303,039
Pagseguro Digital Ltd., A .............................. Brazil 96,060 869,343
a
Payoneer Global, Inc. ................................ United States 30,582 217,744
PayPal Holdings, Inc. ................................ United States 30,132 1,301,100
PennyMac Financial Services, Inc. ...................... United States 3,443 299,885
StoneCo Ltd., A ..................................... Brazil 54,200 587,528
Visa, Inc., A ........................................ United States 38,828 13,321,499
80,509,642
Food Products 0.3%
Ajinomoto Co., Inc. .................................. Japan 57,400 2,092,756
Archer-Daniels-Midland Co. ........................... United States 18,058 1,379,631
Associated British Foods plc ........................... United Kingdom 72,276 1,900,033
Cal-Maine Foods, Inc. ................................ United States 8,456 681,215
a
Darling Ingredients, Inc. .............................. United States 22,743 1,242,223
Dole plc .......................................... United States 29,524 405,069
Mondelez International, Inc., A .......................... United States 20,828 1,204,692
Nestle SA ......................................... Switzerland 10,536 1,080,626
a
Seneca Foods Corp., A ............................... United States 3,307 575,220
a
Simply Good Foods Co. (The) .......................... United States 7,032 93,385
Smithfield Foods, Inc. ................................ United States 43,163 1,047,134
Tyson Foods, Inc., A ................................. United States 9,915 567,634

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 3,175,500 $ 3,367,032
Wilmar International Ltd. .............................. China 473,100 1,320,367
16,957,017
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................ United States 16,469 1,271,571
New Jersey Resources Corp. .......................... United States 15,225 853,209
Northwest Natural Holding Co. ......................... United States 3,376 165,627
Spire, Inc. ......................................... United States 1,874 146,341
Tokyo Gas Co. Ltd. .................................. Japan 28,200 1,067,815
3,504,563
Ground Transportation 0.4%
Canadian National Railway Co. ......................... Canada 23,358 2,787,479
CSX Corp. ........................................ United States 30,483 1,448,857
a
Fedex Freight Holding Co., Inc. ......................... United States 15,866 2,395,766
JB Hunt Transport Services, Inc. ........................ United States 5,449 1,577,104
Norfolk Southern Corp. ............................... United States 4,075 1,281,954
a
Uber Technologies, Inc. ............................... United States 18,557 1,339,073
Union Pacific Corp. .................................. United States 4,794 1,303,968
12,134,201
Health Care Equipment & Supplies 0.8%
Abbott Laboratories .................................. United States 15,247 1,383,513
Alcon AG ......................................... United States 6,622 446,521
a
AtriCure, Inc. ....................................... United States 5,908 165,306
a
Avanos Medical, Inc. ................................. United States 11,449 284,851
a
Axogen, Inc. ....................................... United States 15,094 697,192
Becton Dickinson & Co. ............................... United States 32,702 4,948,794
BioMerieux ........................................ France 3,786 297,206
a
Boston Scientific Corp. ............................... United States 88,542 3,778,973
a
Cerus Corp. ....................................... United States 56,839 165,970
a
Dexcom, Inc. ....................................... United States 18,486 1,245,032
a
Edwards Lifesciences Corp. ........................... United States 15,874 1,435,962
a
Glaukos Corp. ...................................... United States 4,806 671,687
a
Haemonetics Corp. .................................. United States 2,458 184,350
Hoya Corp. ........................................ Japan 49,000 7,903,768
a
IDEXX Laboratories, Inc. .............................. United States 8,679 4,568,973
a
Insulet Corp. ....................................... United States 4,304 655,284
a
Intuitive Surgical, Inc. ................................ United States 15,137 6,019,682
a
Lantheus Holdings, Inc. ............................... United States 1,856 205,905
a
LivaNova plc ....................................... United States 9,217 757,914
Medtronic plc ...................................... United States 16,955 1,326,390
a
Novocure Ltd. ...................................... United States 52,919 801,723
Olympus Corp. ..................................... Japan 39,500 413,612
Straumann Holding AG ............................... Switzerland 2,344 308,114
Stryker Corp. ...................................... United States 4,211 1,325,791
a
Varex Imaging Corp. ................................. United States 15,776 164,544
40,157,057
Health Care Providers & Services 0.9%
a
AMN Healthcare Services, Inc. ......................... United States 28,854 934,004
Apollo Hospitals Enterprise Ltd. ......................... India 28,728 2,636,887
Cardinal Health, Inc. ................................. United States 6,641 1,577,636
a
Castle Biosciences, Inc. .............................. United States 19,076 454,963
Cencora, Inc. ...................................... United States 3,694 1,045,328
Cigna Group (The) .................................. United States 4,656 1,283,566
a
Cross Country Healthcare, Inc. ......................... United States 7,250 95,773

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ................................... United States 15,628 $ 1,616,717
Fresenius SE & Co. KGaA ............................. Germany 5,346 244,240
a
GeneDx Holdings Corp., A ............................. United States 2,305 158,238
a
Guardant Health, Inc. ................................ United States 12,210 1,831,866
HCA Healthcare, Inc. ................................. United States 2,493 971,996
a
HealthEquity, Inc. ................................... United States 1,819 164,292
McKesson Corp. .................................... United States 14,962 11,305,287
a
Omada Health, Inc. .................................. United States 11,729 257,452
Select Medical Holdings Corp. .......................... United States 10,052 165,959
a
Tenet Healthcare Corp. ............................... United States 7,669 1,434,717
UnitedHealth Group, Inc. .............................. United States 31,967 13,286,444
39,465,365
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 3,355 174,963
CareTrust REIT, Inc. ................................. United States 27,428 1,106,720
LTC Properties, Inc. ................................. United States 4,388 168,719
National Health Investors, Inc. .......................... United States 2,203 168,001
Omega Healthcare Investors, Inc. ....................... United States 25,536 1,217,556
2,835,959
Health Care Technology 0.2%
a
Doximity, Inc., A .................................... United States 66,836 1,386,179
HealthStream, Inc. .................................. United States 7,447 202,931
a
HeartFlow, Inc. ..................................... United States 5,230 153,448
a
Phreesia, Inc. ...................................... United States 41,632 428,393
a
Teladoc Health, Inc. ................................. United States 119,341 1,012,012
a
Veeva Systems, Inc., A ............................... United States 33,283 5,906,734
9,089,697
Hotel & Resort REITs 0.1%
Apple Hospitality REIT, Inc. ............................ United States 11,636 195,601
DiamondRock Hospitality Co. .......................... United States 16,842 205,136
Host Hotels & Resorts, Inc. ............................ United States 61,177 1,450,507
Ryman Hospitality Properties, Inc. ....................... United States 6,825 877,354
Xenia Hotels & Resorts, Inc. ........................... United States 9,917 201,910
2,930,508
Hotels, Restaurants & Leisure 1.5%
a
Airbnb, Inc., A ...................................... United States 120,837 17,291,775
Aristocrat Leisure Ltd. ................................ Australia 75,812 3,212,722
Bloomin' Brands, Inc. ................................ United States 19,948 182,325
Booking Holdings, Inc. ............................... United States 8,275 1,474,936
Brightstar Lottery plc ................................. United States 40,970 439,198
a
Brinker International, Inc. ............................. United States 6,671 1,120,728
a
Chipotle Mexican Grill, Inc., A .......................... United States 40,521 1,377,714
Compass Group plc ................................. United Kingdom 204,074 6,593,497
a
DoorDash, Inc., A ................................... United States 8,317 1,534,736
Galaxy Entertainment Group Ltd. ....................... Macau 63,000 237,166
Hilton Worldwide Holdings, Inc. ......................... United States 34,549 11,417,063
InterContinental Hotels Group plc ....................... United States 15,604 2,682,056
Las Vegas Sands Corp. ............................... United States 26,963 1,245,421
a
Life Time Group Holdings, Inc. ......................... United States 2,742 111,983
Monarch Casino & Resort, Inc. ......................... United States 1,718 226,106
Red Rock Resorts, Inc., A ............................. United States 2,937 191,081
Starbucks Corp. .................................... United States 35,901 3,668,723

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
a
Viking Holdings Ltd. ................................. United States 15,856 $ 1,659,648
54,666,878
Household Durables 0.5%
Garmin Ltd. ........................................ United States 5,537 1,315,259
a
Hovnanian Enterprises, Inc., A .......................... United States 1,490 212,191
KB Home ......................................... United States 3,376 211,304
a
M/I Homes, Inc. ..................................... United States 4,747 763,270
PulteGroup, Inc. .................................... United States 76,890 10,550,077
a
Sonos, Inc. ........................................ United States 56,203 760,427
Sony Group Corp. ................................... Japan 234,000 4,709,031
a
Taylor Morrison Home Corp., A ......................... United States 13,767 987,645
Toll Brothers, Inc. ................................... United States 9,921 1,634,485
21,143,689
Household Products 0.4%
Colgate-Palmolive Co. ............................... United States 27,947 2,562,181
Procter & Gamble Co. (The) ........................... United States 61,691 9,046,368
Reckitt Benckiser Group plc ........................... United Kingdom 40,382 2,630,225
Unilever Indonesia Tbk. PT ............................ Indonesia 8,128,700 821,610
15,060,384
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The) .................................... United States 87,714 1,285,887
NTPC Ltd. ......................................... India 988,840 3,728,086
RWE AG .......................................... Germany 10,441 675,220
Vistra Corp. ........................................ United States 8,529 1,352,955
7,042,148
Industrial Conglomerates 0.4%
3M Co. ........................................... United States 8,743 1,415,579
CK Hutchison Holdings Ltd. ............................ United Kingdom 79,000 669,575
Hitachi Ltd. ........................................ Japan 168,400 4,660,655
Honeywell International, Inc. ........................... United States 26,110 5,845,917
Sekisui Chemical Co. Ltd. ............................. Japan 47,500 761,684
Siemens AG ....................................... Germany 953 306,397
SK Square Co. Ltd. .................................. South Korea 2,568 2,904,050
Smiths Group plc ................................... United Kingdom 32,397 1,100,518
17,664,375
Industrial REITs 0.2%
LXP Industrial Trust .................................. United States 3,002 161,748
Prologis, Inc. ....................................... United States 48,910 6,625,838
6,787,586
Insurance 2.0%
Aflac, Inc. ......................................... United States 11,054 1,296,081
AIA Group Ltd. ..................................... Hong Kong 379,400 3,473,496
Allianz SE ......................................... Germany 11,231 5,316,172
Allstate Corp. (The) .................................. United States 39,387 9,371,743
American International Group, Inc. ...................... United States 83,068 6,191,058
AXA SA ........................................... France 8,789 440,412
Axis Capital Holdings Ltd. ............................. United States 31,967 3,434,534
a
Brighthouse Financial, Inc. ............................ United States 10,668 675,284
China Pacific Insurance Group Co. Ltd., H ................. China 956,800 3,290,518
Chubb Ltd. ........................................ United States 3,904 1,330,249
CNO Financial Group, Inc. ............................ United States 18,355 935,738

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Daiichi Life Group, Inc. ............................... Japan 36,100 $ 394,167
Everest Group Ltd. .................................. United States 3,632 1,297,459
a
Genworth Financial, Inc., A ............................ United States 97,555 923,846
Globe Life, Inc. ..................................... United States 19,331 3,454,063
Hamilton Insurance Group Ltd., B ....................... United States 26,212 889,635
Hanover Insurance Group, Inc. (The) ..................... United States 6,858 1,468,435
a
Heritage Insurance Holdings, Inc. ....................... United States 17,728 462,346
Horace Mann Educators Corp. ......................... United States 3,372 174,164
Marsh & McLennan Cos., Inc. .......................... United States 4,060 676,680
MetLife, Inc. ....................................... United States 44,393 3,756,092
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 4,043 2,257,856
NN Group NV ...................................... Netherlands 45,321 3,973,242
Pelagos Insurance Capital Ltd. ......................... United Kingdom 8,771 213,574
Powszechny Zaklad Ubezpieczen SA .................... Poland 137,720 2,406,596
Primerica, Inc. ...................................... United States 2,322 659,912
Progressive Corp. (The) .............................. United States 6,680 1,459,246
Prudential Financial, Inc. .............................. United States 12,539 1,353,334
QBE Insurance Group Ltd. ............................ Australia 169,378 2,946,354
a
Rasan Information Technology Co. ...................... Saudi Arabia 61,073 2,513,011
Reinsurance Group of America, Inc. ..................... United States 6,097 1,296,527
RenaissanceRe Holdings Ltd. .......................... United States 4,509 1,428,902
a
SiriusPoint Ltd. ..................................... United States 17,760 426,240
Talanx AG ......................................... Germany 17,953 2,270,778
Travelers Cos., Inc. (The) ............................. United States 4,479 1,478,607
Unipol Assicurazioni SpA .............................. Italy 31,538 881,502
Universal Insurance Holdings, Inc. ....................... United States 7,690 318,058
Unum Group ....................................... United States 16,389 1,465,177
76,601,088
Interactive Media & Services 4.7%
Alphabet, Inc., A .................................... United States 185,831 66,410,424
Alphabet, Inc., C .................................... United States 165,824 58,590,594
a
Cargurus, Inc., A .................................... United States 19,757 673,516
a
EverQuote, Inc., A ................................... United States 22,002 523,428
a
fuboTV, Inc., A ...................................... United States 15,912 146,390
LY Corp. .......................................... Japan 613,400 1,632,602
a
MediaAlpha, Inc., A .................................. United States 18,669 234,669
Meta Platforms, Inc., A ............................... United States 98,549 55,511,666
a
Nextdoor Holdings, Inc. ............................... United States 101,380 230,133
a
Pinterest, Inc., A .................................... United States 68,815 1,447,179
Tencent Holdings Ltd. ................................ China 206,111 11,373,732
196,774,333
IT Services 0.5%
Accenture plc, A .................................... United States 33,956 4,225,485
a
Fastly, Inc., A ...................................... United States 34,291 629,583
Fujitsu Ltd. ........................................ Japan 170,400 3,385,849
a
GoDaddy, Inc., A .................................... United States 15,131 1,284,319
a
MongoDB, Inc., A ................................... United States 4,905 1,647,589
NEC Corp. ........................................ Japan 62,400 1,506,480
a
Snowflake, Inc., A ................................... United States 34,214 8,707,463
VeriSign, Inc. ...................................... United States 4,570 1,149,629
22,536,397
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 111,500 2,584,691
Hasbro, Inc. ....................................... United States 15,361 1,268,665

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
Polaris, Inc. ........................................ United States 14,455 $ 989,300
4,842,656
Life Sciences Tools & Services 0.7%
a
10X Genomics, Inc., A ................................ United States 34,764 1,332,852
a
CryoPort, Inc. ...................................... United States 10,883 170,863
Lonza Group AG .................................... Switzerland 5,124 3,456,674
a
Medpace Holdings, Inc. ............................... United States 3,079 1,630,608
Mesa Laboratories, Inc. ............................... United States 5,486 546,131
Thermo Fisher Scientific, Inc. .......................... United States 22,120 11,090,083
a
Waters Corp. ...................................... United States 4,355 1,633,299
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ................... China 173,180 3,409,141
23,269,651
Machinery 1.8%
Alamo Group, Inc. ................................... United States 1,088 178,965
Albany International Corp., A ........................... United States 3,090 230,205
Allison Transmission Holdings, Inc. ...................... United States 12,130 1,367,536
Atmus Filtration Technologies, Inc. ...................... United States 16,369 834,655
a
Blue Bird Corp. ..................................... United States 13,479 1,064,302
Caterpillar, Inc. ..................................... United States 31,142 33,163,116
a
Chart Industries, Inc. ................................. United States 2,075 433,550
Cummins, Inc. ...................................... United States 2,939 2,096,124
Deere & Co. ....................................... United States 2,519 1,597,877
Douglas Dynamics, Inc. ............................... United States 3,724 200,910
Ebara Corp. ....................................... Japan 25,600 1,002,561
ESCO Technologies, Inc. .............................. United States 938 328,338
FANUC Corp. ...................................... Japan 5,000 230,231
Federal Signal Corp. ................................. United States 1,395 179,244
Franklin Electric Co., Inc. ............................. United States 1,674 179,436
GEA Group AG ..................................... Germany 28,092 1,928,963
Helios Technologies, Inc. .............................. United States 1,998 178,321
Hyster-Yale, Inc. .................................... United States 2,287 80,182
Illinois Tool Works, Inc. ............................... United States 2,642 714,582
Ingersoll Rand, Inc. .................................. United States 59,857 4,907,675
Kennametal, Inc. .................................... United States 4,981 174,584
Knorr-Bremse AG ................................... Germany 14,755 1,716,888
Komatsu Ltd. ...................................... Japan 28,600 1,116,758
Lincoln Electric Holdings, Inc. .......................... United States 5,245 1,392,600
Makita Corp. ....................................... Japan 9,300 334,440
a
Microvast Holdings, Inc. .............................. United States 103,732 121,366
Minebea Mitsumi, Inc. ................................ Japan 103,500 3,070,106
Mueller Water Products, Inc., A ......................... United States 6,325 163,375
NGK Corp. ........................................ Japan 45,700 2,153,803
Otis Worldwide Corp. ................................ United States 69,336 4,964,458
PACCAR, Inc. ...................................... United States 12,188 1,464,023
Parker-Hannifin Corp. ................................ United States 1,537 1,503,370
a
Proto Labs, Inc. ..................................... United States 4,490 365,980
Schindler Holding AG ................................ Switzerland 6,181 2,048,981
a
SPX Technologies, Inc. ............................... United States 776 190,252
Terex Corp. ........................................ United States 2,724 197,190
b
VAT Group AG, 144A, Reg S ........................... Switzerland 532 466,522
Watts Water Technologies, Inc., A ....................... United States 3,681 1,440,927
Weichai Power Co. Ltd., A ............................. China 431,600 1,750,012
Worthington Enterprises, Inc. .......................... United States 2,967 159,506
Yangzijiang Shipbuilding Holdings Ltd. .................... China 1,154,600 3,062,929
78,754,843

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine Transportation 0.0%
†
Matson, Inc. ....................................... United States 5,844 $ 1,123,392
SITC International Holdings Co. Ltd. ..................... China 336,000 1,347,882
2,471,274
Media 0.1%
a
Ibotta, Inc., A ....................................... United States 4,799 163,934
Informa plc ........................................ United Kingdom 57,900 694,659
a
Magnite, Inc. ....................................... United States 11,041 209,558
New York Times Co. (The), A ........................... United States 17,779 1,244,174
Publicis Groupe SA .................................. France 16,694 1,649,749
a
PubMatic, Inc., A .................................... United States 26,883 352,705
4,314,779
Metals & Mining 1.2%
Anglogold Ashanti plc, (USD Traded) ..................... Australia 14,703 1,189,326
Anglogold Ashanti plc, (ZAR Traded) ..................... Australia 41,115 3,314,211
ArcelorMittal SA .................................... Luxembourg 17,746 1,069,960
BHP Group Ltd., (AUD Traded) ......................... Australia 268,348 11,182,855
BHP Group Ltd., (GBP Traded) ......................... Australia 10,640 438,271
Boliden AB ........................................ Sweden 15,049 850,322
a
Century Aluminum Co. ............................... United States 7,310 336,333
China Hongqiao Group Ltd. ............................ China 286,500 738,810
Coeur Mining, Inc. ................................... United States 29,970 489,110
Commercial Metals Co. ............................... United States 2,336 146,584
a
Constellium SE, A ................................... United States 32,171 1,025,290
Fortescue Ltd. ...................................... Australia 244,428 3,253,407
Freeport-McMoRan, Inc. .............................. United States 167,427 10,529,484
Glencore plc ....................................... Australia 771,512 5,260,499
Hecla Mining Co. ................................... United States 70,116 1,081,890
Norsk Hydro ASA ................................... Norway 82,047 742,426
Rio Tinto plc ....................................... Australia 57,640 5,453,021
a
SSR Mining, Inc. .................................... Canada 5,504 155,653
SunCoke Energy, Inc. ................................ United States 17,943 144,441
Zijin Mining Group Co. Ltd., H .......................... China 712,000 2,517,631
49,919,524
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 11,902 158,773
Ladder Capital Corp., A ............................... United States 16,255 161,737
MFA Financial, Inc. .................................. United States 17,288 167,521
488,031
Multi-Utilities 0.1%
Ameren Corp. ...................................... United States 11,975 1,353,654
Avista Corp. ....................................... United States 14,867 608,209
Black Hills Corp. .................................... United States 10,513 782,167
CMS Energy Corp. .................................. United States 17,881 1,367,896
Consolidated Edison, Inc. ............................. United States 12,279 1,358,426
DTE Energy Co. .................................... United States 9,173 1,397,690
Engie SA ......................................... France 94,211 2,965,247
Northwestern Energy Group, Inc. ....................... United States 2,292 164,153
Public Service Enterprise Group, Inc. .................... United States 16,761 1,360,323
Sempra, Inc. ....................................... United States 14,361 1,331,408
12,689,173
Office REITs 0.1%
COPT Defense Properties ............................. United States 4,943 179,876

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Office REITs (continued)
Empire State Realty Trust, Inc., A ....................... United States 28,965 $ 156,701
Vornado Realty Trust ................................. United States 88,938 3,495,263
3,831,840
Oil, Gas & Consumable Fuels 2.2%
Antero Midstream Corp. .............................. United States 57,330 1,304,257
BP plc ............................................ United States 412,627 2,543,328
California Resources Corp. ............................ United States 3,148 166,435
Cheniere Energy, Inc. ................................ United States 50,632 12,101,554
Chevron Corp. ..................................... United States 7,759 1,286,132
ConocoPhillips ..................................... United States 58,782 6,110,977
Delek US Holdings, Inc. .............................. United States 3,514 178,546
Devon Energy Corp. ................................. United States 54,847 2,266,278
DHT Holdings, Inc. .................................. United States 11,294 186,690
Dorian LPG Ltd. .................................... United States 5,665 197,029
ENEOS Holdings, Inc. ................................ Japan 287,600 2,128,921
Eni SpA .......................................... Italy 36,690 860,809
Equinor ASA ....................................... Norway 100,559 3,170,965
Exxon Mobil Corp. ................................... United States 113,285 15,488,325
Galp Energia SGPS SA, B ............................ Portugal 99,688 2,112,779
a
Gulfport Energy Corp. ................................ United States 969 164,439
HF Sinclair Corp. ................................... United States 21,177 1,474,978
Idemitsu Kosan Co. Ltd. .............................. Japan 37,800 279,241
Inpex Corp. ........................................ Japan 26,200 528,670
Kinder Morgan, Inc. .................................. United States 39,892 1,275,347
Marathon Petroleum Corp. ............................ United States 6,904 1,765,146
Murphy Oil Corp. .................................... United States 12,938 421,261
Occidental Petroleum Corp. ........................... United States 22,662 1,100,693
a
Par Pacific Holdings, Inc. ............................. United States 2,973 166,726
Peabody Energy Corp. ............................... United States 5,704 131,876
PetroChina Co. Ltd., H ............................... China 2,522,000 2,721,898
Phillips 66 ......................................... United States 7,731 1,306,926
Repsol SA ......................................... Spain 45,317 1,132,227
Scorpio Tankers, Inc. ................................. Monaco 11,761 814,567
Shell plc, (EUR Traded) ............................... United States 153,972 5,963,755
Shell plc, (GBP Traded) ............................... United States 13,930 541,250
Teekay Corp. Ltd. ................................... United States 41,974 419,740
Teekay Tankers Ltd., A ............................... Canada 11,032 715,646
TotalEnergies SE ................................... France 72,250 5,586,768
Valero Energy Corp. ................................. United States 34,598 9,010,703
Williams Cos., Inc. (The) .............................. United States 17,335 1,288,684
World Kinect Corp. .................................. United States 6,651 219,084
87,132,650
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 4,210 159,138
Passenger Airlines 0.7%
a
Allegiant Travel Co. .................................. United States 2,382 280,123
International Consolidated Airlines Group SA ............... United Kingdom 505,475 3,208,828
a
Joby Aviation, Inc. ................................... United States 49,544 441,932
Qantas Airways Ltd. ................................. Australia 412,505 3,030,793
Ryanair Holdings plc ................................. Italy 56,413 1,763,399
Ryanair Holdings plc, ADR ............................ Italy 32,693 2,116,872
a
SkyWest, Inc. ...................................... United States 9,627 956,250
Southwest Airlines Co. ............................... United States 204,825 10,532,102

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines (continued)
a
United Airlines Holdings, Inc. ........................... United States 13,333 $ 1,813,155
24,143,454
Personal Care Products 0.2%
APR Corp. ........................................ South Korea 8,015 2,011,025
Kenvue, Inc. ....................................... United States 76,025 1,452,838
L'Oreal SA ........................................ France 780 341,918
3,805,781
Pharmaceuticals 3.6%
a
Alumis, Inc. ........................................ United States 7,755 218,226
a
Arvinas, Inc. ....................................... United States 54,732 454,823
AstraZeneca plc, (GBP Traded) ......................... United Kingdom 44,448 8,298,634
AstraZeneca plc, (USD Traded) ......................... United Kingdom 37,961 7,198,165
a
Axsome Therapeutics, Inc. ............................ United States 712 174,276
Bristol-Myers Squibb Co. .............................. United States 109,829 6,328,347
Chugai Pharmaceutical Co. Ltd. ........................ Japan 32,500 1,501,279
a
Corcept Therapeutics, Inc. ............................ United States 11,067 962,276
Daiichi Sankyo Co. Ltd. ............................... Japan 135,100 2,172,443
Eli Lilly & Co. ...................................... United States 39,758 47,686,938
Galderma Group AG ................................. Switzerland 11,584 2,634,753
GSK plc .......................................... United Kingdom 142,687 3,745,948
Ipsen SA .......................................... France 14,415 2,778,046
Johnson & Johnson ................................. United States 5,687 1,444,327
a
Maze Therapeutics, Inc. .............................. United States 15,106 450,763
Merck & Co., Inc. ................................... United States 173,529 22,298,476
Novartis AG ....................................... United States 75,303 11,769,288
Novo Nordisk A/S, ADR ............................... Denmark 85,120 4,080,653
Novo Nordisk A/S, B ................................. Denmark 87,956 4,224,259
Otsuka Holdings Co. Ltd. ............................. Japan 27,400 1,823,722
Pfizer, Inc. ......................................... United States 51,456 1,239,060
Roche Holding AG .................................. United States 18,773 7,717,325
Sanofi SA ......................................... United States 45,991 3,932,398
a
Supernus Pharmaceuticals, Inc. ........................ United States 13,973 649,884
143,784,309
Professional Services 0.1%
Automatic Data Processing, Inc. ........................ United States 5,916 1,324,888
Broadridge Financial Solutions, Inc. ...................... United States 8,856 1,212,829
Computershare Ltd. ................................. Australia 12,574 332,996
a
IBEX Holdings Ltd. .................................. United States 5,728 173,959
a
Innodata, Inc. ...................................... United States 1,670 126,219
Korn Ferry ........................................ United States 6,144 409,068
a
Legalzoom.com, Inc. ................................. United States 64,020 392,443
Leidos Holdings, Inc. ................................. United States 5,290 544,711
Maximus, Inc. ...................................... United States 2,639 141,873
a
Paylocity Holding Corp. ............................... United States 5,897 616,413
Recruit Holdings Co. Ltd. ............................. Japan 37,100 2,581,380
a
Upwork, Inc. ....................................... United States 102,404 856,097
Verisk Analytics, Inc., A ............................... United States 7,788 1,398,180
10,111,056
Real Estate Management & Development 0.1%
a
CBRE Group, Inc., A ................................. United States 29,973 4,037,063
a
Cushman & Wakefield Ltd. ............................ United States 64,540 864,191
a
Jones Lang LaSalle, Inc. .............................. United States 4,569 1,416,162
6,317,416

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 0.1%
Invitation Homes, Inc. ................................ United States 47,768 $ 1,443,071
Mid-America Apartment Communities, Inc. ................ United States 9,850 1,368,559
Sun Communities, Inc. ............................... United States 10,432 1,250,901
4,062,531
Retail REITs 0.1%
Alexander's, Inc. .................................... United States 616 169,745
Brixmor Property Group, Inc. ........................... United States 43,214 1,362,537
CBL & Associates Properties, Inc. ....................... United States 5,603 297,463
Kite Realty Group Trust ............................... United States 6,795 192,842
Realty Income Corp. ................................. United States 21,488 1,331,396
Simon Property Group, Inc. ............................ United States 11,122 2,487,435
SITE Centers Corp. .................................. United States 47,877 190,072
Tanger, Inc. ........................................ United States 4,430 174,852
Urban Edge Properties ............................... United States 8,081 184,893
6,391,235
Semiconductors & Semiconductor Equipment 14.5%
a
Advanced Micro Devices, Inc. .......................... United States 53,587 31,129,224
Advantest Corp. .................................... Japan 7,100 1,460,672
a
Aehr Test Systems .................................. United States 9,793 940,716
a
Ambarella, Inc. ..................................... United States 11,024 945,859
Amkor Technology, Inc. ............................... United States 97,293 8,389,575
Analog Devices, Inc. ................................. United States 5,034 1,999,354
Applied Materials, Inc. ................................ United States 33,306 24,080,238
a
ARM Holdings plc, ADR .............................. United States 8,237 2,920,593
ASE Technology Holding Co. Ltd. ....................... Taiwan 227,000 5,065,859
ASML Holding NV ................................... Netherlands 12,980 25,702,684
ASML Holding NV, ADR .............................. Netherlands 6,391 12,714,511
Broadcom, Inc. ..................................... United States 134,836 50,934,299
a
CEVA, Inc. ........................................ United States 3,974 187,414
a
Cirrus Logic, Inc. .................................... United States 7,699 1,143,532
a
Credo Technology Group Holding Ltd. .................... United States 11,944 3,248,171
a
FormFactor, Inc. .................................... United States 1,725 275,879
Infineon Technologies AG ............................. Germany 35,630 3,356,415
a
Kioxia Holdings Corp. ................................ Japan 13,900 8,079,096
KLA Corp. ......................................... United States 70,580 21,294,692
Kulicke & Soffa Industries, Inc. ......................... Singapore 2,181 291,731
Lam Research Corp. ................................. United States 101,100 43,809,663
a
Lattice Semiconductor Corp. ........................... United States 4,653 711,723
Marvell Technology, Inc. .............................. United States 50,077 14,917,438
a
MaxLinear, Inc., A ................................... United States 12,393 1,586,676
MediaTek, Inc. ..................................... Taiwan 35,000 4,769,265
Microchip Technology, Inc. ............................ United States 14,265 1,300,968
Micron Technology, Inc. ............................... United States 39,057 45,083,105
MKS, Inc. ......................................... United States 4,157 1,849,034
Monolithic Power Systems, Inc. ......................... United States 839 1,159,800
a
Nanya Technology Corp. .............................. Taiwan 130,000 1,902,618
NAURA Technology Group Co. Ltd., A .................... China 28,325 3,714,869
a
Navitas Semiconductor Corp., A ........................ United States 29,689 532,027
NVIDIA Corp. ...................................... United States 858,235 171,724,241
a
ON Semiconductor Corp. ............................. United States 11,469 1,084,279
a
Onto Innovation, Inc. ................................. United States 5,082 1,923,283
Qnity Electronics, Inc. ................................ United States 4,246 693,414
QUALCOMM, Inc. ................................... United States 60,996 11,271,451
a
Rambus, Inc. ...................................... United States 10,877 1,443,813
SCREEN Holdings Co. Ltd. ............................ Japan 36,900 4,139,325
a
Semtech Corp. ..................................... United States 6,984 1,130,360

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a
Silicon Laboratories, Inc. .............................. United States 759 $ 165,887
SK Hynix, Inc. ...................................... South Korea 11,800 20,822,074
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 627,350 49,491,818
Teradyne, Inc. ...................................... United States 19,334 9,354,563
Texas Instruments, Inc. ............................... United States 4,310 1,284,682
600,026,890
Software 4.2%
a
ACI Worldwide, Inc. .................................. United States 6,802 342,073
a
Adobe, Inc. ........................................ United States 71,786 14,717,566
a
Alarm.com Holdings, Inc. ............................. United States 3,763 175,807
a
Appian Corp., A ..................................... United States 7,340 168,086
a
Arteris, Inc. ........................................ United States 26,074 1,266,936
a
Atlassian Corp., A ................................... United States 15,603 1,213,757
a
Autodesk, Inc. ...................................... United States 31,576 6,139,006
a
Blend Labs, Inc., A .................................. United States 102,635 175,506
a
Cadence Design Systems, Inc. ......................... United States 26,433 9,920,834
a
Cerence, Inc. ...................................... United States 41,947 474,840
a
Check Point Software Technologies Ltd. .................. Israel 12,800 1,682,304
Clear Secure, Inc., A ................................. United States 2,926 163,066
a
Commvault Systems, Inc. ............................. United States 5,316 753,437
Constellation Software, Inc. ............................ Canada 1,253 2,358,900
a
Crowdstrike Holdings, Inc., A ........................... United States 3,083 2,352,761
a
Daily Journal Corp. .................................. United States 319 191,780
a
Datadog, Inc., A .................................... United States 6,836 1,779,821
a
DocuSign, Inc., A ................................... United States 27,302 1,212,755
a
Fortinet, Inc. ....................................... United States 9,951 1,528,673
a
Hut 8 Corp. ........................................ United States 1,870 215,882
InterDigital, Inc. ..................................... United States 3,113 881,384
Intuit, Inc. ......................................... United States 4,166 1,087,326
a
LiveRamp Holdings, Inc. .............................. United States 19,704 741,659
a
Manhattan Associates, Inc. ............................ United States 9,833 1,369,245
Microsoft Corp. ..................................... United States 252,853 94,319,226
a
Nice Ltd. .......................................... Israel 19,946 1,806,404
OneSpan, Inc. ...................................... United States 13,162 188,875
Oracle Corp. ....................................... United States 38,993 5,714,424
Oracle Corp. Japan .................................. Japan 7,300 374,171
a
PagerDuty, Inc. ..................................... United States 97,280 938,752
a
Palantir Technologies, Inc., A ........................... United States 20,432 2,383,801
Pegasystems, Inc. ................................... United States 19,400 581,418
a
Q2 Holdings, Inc. ................................... United States 3,438 165,368
a
Rapid7, Inc. ....................................... United States 66,924 542,084
RingCentral, Inc., A .................................. United States 30,610 1,193,178
a
Rubrik, Inc., A ...................................... United States 20,015 1,606,804
SAP SE .......................................... Germany 20,154 3,106,703
a
ServiceNow, Inc. .................................... United States 13,923 1,382,275
a
Teradata Corp. ..................................... United States 39,855 1,380,976
a
Weave Communications, Inc. .......................... United States 28,969 173,524
a
Workday, Inc., A .................................... United States 10,341 1,265,945
a
Workiva, Inc., A ..................................... United States 3,563 172,841
168,210,173
Specialized REITs 0.2%
American Tower Corp. ................................ United States 29,011 4,745,329
Digital Realty Trust, Inc. .............................. United States 6,940 1,246,285
EPR Properties ..................................... United States 21,841 1,266,996
Farmland Partners, Inc. ............................... United States 13,268 128,434
Outfront Media, Inc. ................................. United States 32,621 1,068,664

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs (continued)
Public Storage ..................................... United States 4,186 $ 1,332,446
VICI Properties, Inc., A ............................... United States 126,070 3,347,158
13,135,312
Specialty Retail 0.3%
a
Abercrombie & Fitch Co., A ............................ United States 9,978 898,120
American Eagle Outfitters, Inc. ......................... United States 12,676 218,027
a
AutoZone, Inc. ..................................... United States 391 1,249,613
Avolta AG ......................................... Switzerland 8,037 536,928
Buckle, Inc. (The) ................................... United States 3,287 138,711
a
Chewy, Inc., A ...................................... United States 32,145 631,649
Fast Retailing Co. Ltd. ................................ Japan 7,400 3,791,348
a
Five Below, Inc. ..................................... United States 2,803 503,951
Home Depot, Inc. (The) ............................... United States 4,257 1,501,359
Industria de Diseno Textil SA ........................... Spain 17,930 1,130,170
Ross Stores, Inc. ................................... United States 5,677 1,208,349
a
Sally Beauty Holdings, Inc. ............................ United States 13,794 195,047
TJX Cos., Inc. (The) ................................. United States 17,797 2,696,246
a
Ulta Beauty, Inc. .................................... United States 2,588 1,167,136
a
Urban Outfitters, Inc. ................................. United States 3,332 236,106
a
Victoria's Secret & Co. ............................... United States 15,450 1,289,766
17,392,526
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc. ........................................ United States 535,352 154,909,455
Asia Vital Components Co. Ltd. ......................... Taiwan 27,000 2,184,036
a
Everpure, Inc., A .................................... United States 19,995 1,575,406
a
IonQ, Inc. ......................................... United States 23,091 1,229,827
c
Lenovo Group Ltd. .................................. China 684,000 2,029,636
Samsung Electronics Co. Ltd. .......................... South Korea 125,875 27,931,315
a
Sandisk Corp. ...................................... United States 5,225 11,880,239
Seagate Technology Holdings plc ....................... United States 7,643 7,375,495
Western Digital Corp. ................................ United States 21,595 13,793,158
222,908,567
Textiles, Apparel & Luxury Goods 0.2%
Asics Corp. ........................................ Japan 179,500 4,882,168
Carter's, Inc. ....................................... United States 17,004 699,885
G-III Apparel Group Ltd. .............................. United States 6,840 230,576
Hermes International SCA ............................. France 850 1,554,390
LVMH Moet Hennessy Louis Vuitton SE .................. France 401 221,777
Pandora A/S ....................................... Denmark 14,500 1,665,855
Tapestry, Inc. ...................................... United States 9,623 1,408,615
10,663,266
Tobacco 0.8%
British American Tobacco plc ........................... United Kingdom 88,254 5,461,420
Imperial Brands plc .................................. United Kingdom 88,418 3,267,829
Philip Morris International, Inc. ......................... United States 143,462 25,953,710
34,682,959
Trading Companies & Distributors 0.6%
AerCap Holdings NV ................................. Ireland 25,500 3,717,390
Bunzl plc .......................................... United Kingdom 11,167 389,715
McGrath RentCorp .................................. United States 1,573 190,380
Mitsubishi Corp. .................................... Japan 30,200 807,916
Mitsui & Co. Ltd. .................................... Japan 139,400 3,892,463

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
a
NPK International, Inc. ............................... United States 10,945 $ 174,135
Sunbelt Rentals Holdings, Inc. .......................... United States 34,994 2,552,756
United Rentals, Inc. .................................. United States 6,190 7,012,589
WW Grainger, Inc. ................................... United States 1,484 2,018,834
20,756,178
Transportation Infrastructure 0.1%
b
Aena SME SA, 144A, Reg S ........................... Spain 23,004 700,993
International Container Terminal Services, Inc. .............. Philippines 287,450 4,182,740
4,883,733
Water Utilities 0.1%
American States Water Co. ............................ United States 2,029 167,656
California Water Service Group ......................... United States 3,787 184,238
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 652,619 3,747,095
4,098,989
Wireless Telecommunication Services 0.5%
Bharti Airtel Ltd. .................................... India 192,472 3,770,381
Etihad Etisalat Co. .................................. Saudi Arabia 140,368 2,258,396
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 605,000 1,995,257
KDDI Corp. ........................................ Japan 194,100 3,260,435
MTN Group Ltd. .................................... South Africa 147,141 2,049,266
TIM SA ........................................... Brazil 391,500 1,658,583
T-Mobile US, Inc. ................................... United States 31,205 5,234,015
Vodafone Group plc ................................. United Kingdom 2,069,434 2,739,025
22,965,358
Total Common Stocks (Cost $2,142,602,611) ..................................
3,443,710,680
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 3,818 256,951
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 2,781 169,418
Interactive Media & Services 0.0%
†
Alphabet, Inc., A, 6.25% .............................. United States 5,309 270,175
Alphabet, Inc., B, 6.25% .............................. United States 5,309 267,043
537,218
Software 0.0%
†
Oracle Corp., D, 6.5% ................................ United States 5,840 262,508
Total Convertible Preferred Stocks (Cost $1,151,252) ..........................
1,226,095
Preferred Stocks 0.2%
Banks 0.1%
d
Itau Unibanco Holding SA, 4.3% ........................ Brazil 568,093 4,641,761
Technology Hardware, Storage & Peripherals 0.1%
d
Samsung Electronics Co. Ltd., 0.6% ..................... South Korea 20,571 2,900,971
Total Preferred Stocks (Cost $4,940,429) .....................................
7,542,732

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
†
Biotechnology 0.0%
†
a,e
Akero Therapeutics, Inc., CVR, 6/30/31 ................... United States 12,673 $ 8,237
a,e
Blueprint Medicines Corp., CVR, 12/31/28 ................. United States 3,670 1,688
a,e
Icosavax, Inc., CVR, 2/19/31 ........................... United Kingdom 6,497 1,949
a,e,f
Pfizer, Inc., CVR, 3/31/32 ............................. United States 3,923 19,223
a,e
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 39,811 1
31,098
Health Care Equipment & Supplies 0.0%
†
a,e,f
TPG , Inc., CVR, 12/31/27 ............................. United States 16,215 162
Total Rights (Cost $31,325) .................................................
31,260
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 155,000 346,906
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 130,000 123,565
Hotels, Restaurants & Leisure 0.0%
†
g
DoorDash, Inc. , Senior Note , 0.36% , 5/15/30 ............... United States 305,000 300,806
Oil, Gas & Consumable Fuels 0.0%
†
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 250,000 246,500
Semiconductors & Semiconductor Equipment 0.0%
†
b
Onto Innovation, Inc. , Senior Note , 144A, Zero Cpn., 6/01/31 ... United States 280,000 369,852
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 288,000 277,200
Total Convertible Bonds (Cost $1,453,381) ...................................
1,664,829
Corporate Bonds 6.3%
Aerospace & Defense 0.3%
ATI, Inc. ,
Senior Note, 4.875%, 10/01/29 ....................... United States 85,000 84,119
Senior Note, 7.25%, 8/15/30 ......................... United States 200,000 207,790
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 210,000 214,717
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 245,000 251,271
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 325,000 330,978
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 365,000 370,073
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 63,000 59,290
Senior Bond, 6.125%, 2/15/33 ........................ United States 70,000 74,445
Senior Bond, 6.875%, 3/15/39 ........................ United States 60,000 67,184
Senior Bond, 3.375%, 6/15/46 ........................ United States 140,000 98,349
Senior Note, 2.7%, 2/01/27 .......................... United States 237,000 234,442
Senior Note, 6.259%, 5/01/27 ........................ United States 120,000 121,613
Senior Note, 6.298%, 5/01/29 ........................ United States 1,272,000 1,324,444
b
Bombardier, Inc. ,
Senior Bond, 144A, 7.45%, 5/01/34 .................... Canada 730,000 808,888
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 235,000 248,701
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 10,000 10,372
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 180,000 186,549

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
Bombardier, Inc., (continued)
Senior Note, 144A, 5.875%, 1/15/35 ................... Canada 235,000 $ 236,164
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 990,000 991,603
b
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 310,000 304,735
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 255,000 263,619
Senior Note, 3%, 1/15/29 ........................... United States 396,000 381,461
Senior Note, 4.85%, 10/15/31 ........................ United States 145,000 145,548
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 445,000 441,631
Senior Bond, 5.15%, 2/27/33 ......................... United States 60,000 61,114
Senior Bond, 4.875%, 10/15/40 ....................... United States 65,000 61,988
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 910,000 907,608
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 460,000 473,053
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 55,000 57,019
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 160,000 164,299
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 635,000 641,619
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 80,000 81,697
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 280,000 287,399
10,193,782
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 440,000 460,236
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 240,000 245,262
b
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 514,900 425,306
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 810,000 810,165
b,h
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 200,000 207,164
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 675,000 703,635
Senior Secured Note, 144A, PIK, 7.375%, 5/15/33 ......... Germany 200,000 208,071
3,059,839
Automobiles 0.0%
†
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 29,000 30,311
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 215,000 215,601
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 465,000 482,823
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 149,000 151,091
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 55,000 54,592
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 74,000 75,240
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 325,000 344,325
1,353,983
Banks 0.5%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 300,000 301,683
b
ANZ New Zealand Int'l Ltd. , Senior Bond , 144A, 3.45% , 7/17/27 New Zealand 200,000 198,303
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 200,000 199,248
Senior Non-Preferred Note, 1.722% to 9/13/26, FRN thereafter,
9/14/27 ......................................... Spain 200,000 198,870
Sub. Bond, 3.225% to 8/21/31, FRN thereafter, 11/22/32 .... Spain 800,000 724,220

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 190,000 $ 175,613
Senior Note, 1.734% to 7/21/26, FRN thereafter, 7/22/27 .... United States 1,055,000 1,053,407
Senior Note, 4.695% to 4/22/31, FRN thereafter, 4/23/32 .... United States 300,000 297,541
Sub. Bond, 6.11%, 1/29/37 .......................... United States 1,030,000 1,084,666
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,350,000 1,254,936
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 270,000 268,749
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 207,321
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 245,000 241,042
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 445,000 451,352
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 400,000 399,660
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 200,000 204,524
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 323,000 321,933
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 1,422,000 1,409,666
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 470,000 463,986
Sub. Bond, 4.45%, 9/29/27 .......................... United States 430,000 429,392
Sub. Bond, 4.75%, 5/18/46 .......................... United States 240,000 205,163
b
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 580,000 572,519
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 410,000 407,943
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 649,000 661,337
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 361,000 311,570
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 240,000 240,668
JPMorgan Chase & Co. ,
i
W, Junior Sub. Bond, FRN, 4.913%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 116,000 105,469
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 570,000 572,798
Senior Note, 4.622% to 4/22/31, FRN thereafter, 4/23/32 .... United States 305,000 301,547
Sub. Bond, 3.625%, 12/01/27 ........................ United States 1,350,000 1,334,849
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 700,000 653,727
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 743,000 767,068
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 355,000 358,792
Morgan Stanley Bank NA , Senior Note , 5.016% to 1/11/28, FRN
thereafter , 1/12/29 ................................. United States 470,000 472,943
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 30,000 30,291
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 725,000 705,754
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 435,000 434,014
i
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 250,000 248,500
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 235,000 238,955
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 630,000 548,568

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 1,935,000 $ 1,779,190
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 235,000 238,993
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 170,000 126,285
21,203,055
Biotechnology 0.0%
†
AbbVie, Inc. ,
Senior Note, 4.8%, 3/15/29 .......................... United States 355,000 357,821
Senior Note, 4.125%, 3/15/31 ........................ United States 155,000 151,751
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 230,000 195,552
Senior Bond, 5.65%, 3/02/53 ......................... United States 51,000 49,672
Senior Bond, 5.75%, 3/02/63 ......................... United States 135,000 131,007
Senior Note, 5.15%, 3/02/28 ......................... United States 495,000 499,817
Senior Note, 5.25%, 3/02/30 ......................... United States 105,000 107,003
b
Genmab A/S / Genmab Finance LLC ,
Senior Note, 144A, 7.25%, 12/15/33 ................... Denmark 390,000 406,871
Senior Secured Note, 144A, 6.25%, 12/15/32 ............ Denmark 590,000 601,601
b
Grifols SA ,
Senior Note, Reg S, 3.875%, 10/15/28 ................. Spain 755,000 EUR 857,767
Senior Note, 144A, 4.75%, 10/15/28 ................... Spain 210,000 205,936
3,564,798
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond, 2.1%, 5/12/31 .......................... United States 53,000 47,244
Senior Note, 3.15%, 8/22/27 ......................... United States 407,000 402,234
Senior Note, 4.1%, 11/20/30 ......................... United States 120,000 117,973
Senior Note, 4.25%, 3/13/31 ......................... United States 230,000 226,539
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 165,000 178,573
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 226,000 223,054
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 290,000 299,502
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 485,000 510,179
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 735,000 755,376
2,760,674
Building Products 0.0%
†
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 100,000 EUR 118,100
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 35,000 35,191
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 145,000 146,304
Johnson Controls International plc , Senior Bond , 4.95% , 7/02/64
United States 250,000 218,642
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 685,000 699,835
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 345,000 347,309
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 640,000 608,314
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 90,000 81,061
2,254,756

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 0.3%
Ares Capital Corp. ,
Senior Note, 2.15%, 7/15/26 ......................... United States 240,000 $ 239,758
Senior Note, 7%, 1/15/27 ........................... United States 265,000 267,719
Senior Note, 2.875%, 6/15/27 ........................ United States 255,000 250,137
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 90,000 94,912
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 120,000 104,024
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 133,000 131,371
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 150,000 148,765
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 100,000 107,475
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 1,531,000 1,518,068
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 487,000 480,188
Senior Note, 4.594% to 4/19/29, FRN thereafter, 4/20/30 .... United States 115,000 114,366
Senior Note, 4.972% to 6/02/31, FRN thereafter, 6/03/32 .... United States 205,000 204,926
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 140,000 118,177
Senior Note, 4%, 9/15/27 ........................... United States 104,000 103,496
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 715,000 715,481
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 960,000 987,755
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 260,000 259,818
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 160,000 143,032
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 239,000 248,696
Senior Note, 5.2%, 3/15/30 .......................... United States 247,000 248,694
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 520,000 457,546
Senior Bond, 5%, 8/05/34 ........................... United States 165,000 165,097
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 1,365,000 1,346,629
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 475,000 477,946
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 120,000 120,672
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 110,000 107,886
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 215,000 212,395
Sub. Bond, 3.95%, 4/23/27 .......................... United States 470,000 468,538
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 122,000 121,541
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 418,000 395,577
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 35,000 36,017
Senior Note, 5.35%, 6/28/28 ......................... United States 97,000 98,322
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 20,000 18,706
Senior Bond, 1.25%, 8/15/30 ......................... United States 87,000 76,037
Senior Note, 2.45%, 3/01/27 ......................... United States 120,000 118,572
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 380,000 391,063
b
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 235,000 246,885
b
UBS Group AG ,
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 285,000 281,767
Senior Note, 144A, 5.428% to 2/07/29, FRN thereafter, 2/08/30 Switzerland 385,000 390,516
12,018,570

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.1%
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 460,000 $ 442,996
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 170,000 169,304
Ecolab, Inc. , Senior Bond , 2.7% , 11/01/26 .................
United States 750,000 746,365
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 365,000 356,379
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 270,000 196,835
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 995,000 1,062,495
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 240,000 238,107
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 310,000 305,972
3,518,453
Commercial Services & Supplies 0.1%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 300,000 299,544
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 285,000 289,222
b
GFL Environmental, Inc. ,
Senior Note, 144A, 4.375%, 8/15/29 ................... United States 250,000 243,214
Senior Note, 144A, 6.75%, 1/15/31 .................... United States 90,000 92,702
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 145,000 142,755
b
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 280,000 285,772
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 785,000 794,661
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 820,000 831,136
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 970,000 1,006,662
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 115,000 117,758
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 265,000 258,391
Senior Bond, 3.2%, 6/01/32 .......................... United States 56,000 51,466
Senior Bond, 5%, 3/01/34 ........................... United States 115,000 115,215
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 403,000 407,249
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 420,000 430,832
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 120,000 123,098
5,489,677
Communications Equipment 0.0%
†
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 121,000 109,185
Senior Bond, 5.55%, 8/15/35 ......................... United States 365,000 371,730
Senior Note, 4.85%, 8/15/30 ......................... United States 138,000 138,548
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 545,000 551,055
1,170,518
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 130,000 135,714
Consumer Finance 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.65%, 7/21/27 ......................... Ireland 600,000 595,433
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 600,000 548,600
Senior Bond, 6.95% to 12/09/29, FRN thereafter, 3/10/55 ... Ireland 150,000 155,325
Senior Note, 4.875%, 4/01/28 ........................ Ireland 150,000 150,655

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 562,000 $ 626,110
Senior Note, 4.75%, 6/09/27 ......................... United States 250,000 250,607
Senior Note, 2.2%, 11/02/28 ......................... United States 200,000 188,889
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 440,000 455,910
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 265,000 266,078
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 495,000 506,290
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 235,000 233,045
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 150,000 147,227
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 926,000 804,105
b
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 725,000 770,442
Senior Secured Note, 144A, 6.625%, 6/01/32 ............ United States 310,000 310,655
b
FirstCash, Inc. ,
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 740,000 761,338
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 685,000 682,208
Ford Motor Credit Co. LLC , Senior Note , 4.125% , 8/17/27 .....
United States 200,000 198,284
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 245,000 241,678
General Motors Financial Co., Inc. ,
Senior Note, 4.2%, 10/27/28 ......................... United States 95,000 93,990
Senior Note, 4.9%, 10/06/29 ......................... United States 254,000 254,707
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 370,000 387,840
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 945,000 994,197
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 430,000 428,944
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 115,000 113,032
Senior Note, 7.5%, 5/15/31 .......................... United States 280,000 289,444
Senior Note, 7.125%, 11/15/31 ....................... United States 475,000 485,008
Senior Note, 6.5%, 3/15/33 .......................... United States 210,000 206,812
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 570,000 588,656
11,735,509
Consumer Staples Distribution & Retail 0.0%
†
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 488,000 463,678
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 240,000 237,955
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 148,000 139,515
b
US Foods, Inc. ,
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 250,000 244,244
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 315,000 327,274
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 225,000 225,427
1,638,093
Containers & Packaging 0.0%
†
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 115,000 113,948
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 166,000 163,527
Senior Secured Note, 5.5%, 4/15/28 ................... United States 14,000 14,218
b
CANPACK Group, Inc. / CANPACK SA , Senior Note , 144A, 6% ,
5/15/31 ......................................... United States 200,000 201,272

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 500,000 $ 485,675
b
Graphic Packaging International LLC , Senior Note , 144A, 3.5% ,
3/01/29 ......................................... United States 150,000 142,729
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 230,000 226,461
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 320,000 327,313
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 730,000 688,816
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 305,000 338,185
Senior Bond, 7.95%, 2/15/31 ......................... United States 106,000 119,026
2,821,170
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 65,000 60,342
Diversified REITs 0.0%
†
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 135,000 131,994
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 175,000 156,807
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 411,000 410,990
Senior Note, 5.125%, 11/15/31 ....................... United States 330,000 328,645
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 154,000 153,064
1,181,500
Diversified Telecommunication Services 0.4%
b
Altice France SA ,
Senior Secured Note, 144A, 6.875%, 10/15/30 ........... France 152,439 148,023
Senior Secured Note, 144A, 6.5%, 4/15/32 .............. France 152,439 147,449
Senior Secured Note, 144A, 6.875%, 7/15/32 ............ France 209,603 203,492
b
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 645,000 647,775
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 920,000 993,006
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 476,000 399,925
Senior Bond, 4.75%, 5/15/46 ......................... United States 547,000 460,195
Senior Bond, 3.55%, 9/15/55 ......................... United States 1,018,000 656,030
Senior Note, 4.1%, 2/15/28 .......................... United States 210,000 208,462
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 365,000 370,134
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 245,000 239,804
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 1,545,000 1,465,697
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 180,000 162,246
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 790,000 705,191
Senior Bond, 144A, 4.25%, 1/15/34 .................... United States 305,000 258,490
Senior Note, 144A, 7%, 2/01/33 ...................... United States 245,000 240,471
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 660,000 686,910
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 130,000 92,272

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Comcast Corp., (continued)
Senior Bond, 3.45%, 2/01/50 ......................... United States 224,000 $ 144,178
Senior Bond, 2.987%, 11/01/63 ....................... United States 107,000 55,711
Deutsche Telekom International Finance BV , Senior Bond , 8.25% ,
6/15/30 ......................................... Germany 195,000 219,432
b
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 1,110,000 1,082,674
b
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 765,000 764,424
b
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 180,000 179,577
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 271,000 283,952
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 485,000 478,316
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 520,000 439,735
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 335,000 317,718
Senior Bond, 5.401%, 7/02/37 ........................ United States 1,273,000 1,270,202
Senior Bond, 3.7%, 3/22/61 .......................... United States 487,000 325,928
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 200,000 169,994
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 810,000 851,280
b
Yondr JK 1 LLC , Senior Secured Note , 144A, 6.875% , 6/30/31 . United States 500,000 501,628
15,170,321
Electric Utilities 0.5%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 510,000 507,076
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 95,000 85,095
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 735,000 737,209
Duke Energy Carolinas LLC , Senior Bond , 4.95% , 1/15/33 ....
United States 45,000 45,307
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 445,000 438,718
Senior Bond, 4.2%, 6/15/49 .......................... United States 350,000 273,824
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 80,000 87,945
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 191,000 187,290
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 495,000 486,435
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 110,000 109,920
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 330,000 331,533
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 50,000 50,581
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 140,000 136,019
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.45%, 3/15/35 ......................... United States 895,000 908,957
Senior Note, 5.05%, 3/15/30 ......................... United States 615,000 623,092
b
NRG Energy, Inc. ,
j
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 265,000 286,719
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 655,000 663,491
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 560,000 558,532
Senior Note, 144A, 3.375%, 2/15/29 ................... United States 380,000 362,634
Senior Secured Bond, 144A, 7%, 3/15/33 ............... United States 320,000 347,313

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.3%, 6/01/42 ................... United States 45,000 $ 43,657
Senior Secured Bond, 3.75%, 4/01/45 .................. United States 405,000 314,560
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 50,000 48,695
Senior Note, 6.1%, 1/15/29 .......................... United States 570,000 587,018
Senior Note, 5.55%, 5/15/29 ......................... United States 435,000 444,093
Senior Note, 5.05%, 11/15/31 ........................ United States 145,000 144,898
b
Palomino Funding Trust I , Senior Secured Note , 144A, 7.233% ,
5/17/28 ......................................... United States 355,000 368,530
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 180,000 183,533
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 380,000 374,378
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 75,000 75,435
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 295,000 301,737
b
Vistra Operations Co. LLC ,
Senior Bond, 144A, 6%, 4/15/34 ...................... United States 105,000 108,212
Senior Note, 144A, 5.05%, 12/30/26 ................... United States 85,000 85,129
Senior Note, 144A, 5%, 7/31/27 ...................... United States 150,000 149,954
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 515,000 506,186
Senior Note, 144A, 4.7%, 1/31/31 ..................... United States 120,000 117,769
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 330,000 345,399
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 185,000 191,685
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 212,000 207,792
Wisconsin Electric Power Co. ,
Senior Bond, 4.6%, 10/01/34 ......................... United States 183,000 179,333
Senior Note, 4.15%, 10/15/30 ........................ United States 245,000 240,393
12,246,076
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 220,000 EUR 246,603
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 260,000 261,616
508,219
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 135,000 133,389
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 365,000 349,038
b
Ingram Micro, Inc. , Senior Secured Note , 144A, 4.75% , 5/15/29 . United States 290,000 284,991
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 545,000 526,792
1,294,210
Energy Equipment & Services 0.2%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 710,000 706,170
b
Borr IHC Ltd. / Borr Finance LLC ,
Senior Secured Note, 144A, 8.75%, 1/15/32 ............. Mexico 265,000 259,002
Senior Secured Note, 144A, 9%, 1/15/34 ................ Mexico 200,000 193,556
b
Kodiak Gas Services LLC ,
Senior Note, 144A, 5.875%, 4/01/31 ................... United States 260,000 260,806
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 440,000 446,260
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 140,000 143,834
b,c
Oceaneering International, Inc. , Senior Note , 144A, 6.875% ,
7/15/34 ......................................... United States 280,000 284,570
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 46,154 47,371

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 380,000 $ 352,714
b
Senior Note, 144A, 8.5%, 5/15/31 ..................... United States 340,000 353,180
b
Senior Note, 144A, 7.875%, 10/15/32 .................. United States 465,000 485,676
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 409,500 425,789
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 146,000 148,404
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 1,055,000 1,076,997
5,184,329
Entertainment 0.1%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 795,000 815,484
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 255,000 187,124
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 120,000 120,053
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 155,000 159,935
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 515,000 EUR 603,370
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 562,000 576,937
b
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 565,000 599,986
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 295,000 308,762
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 260,000 GBP 345,784
Walt Disney Co. (The) ,
Senior Bond, 7.75%, 12/01/45 ........................ United States 194,000 241,795
Senior Note, 2.2%, 1/13/28 .......................... United States 78,000 75,708
4,034,938
Financial Services 0.2%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 230,000 224,866
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 335,000 330,605
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 515,000 497,693
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 425,000 458,862
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 660,000 671,832
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 105,000 105,424
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 155,000 133,803
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 660,000 662,929
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 450,000 451,028
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 330,000 334,145
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 975,000 955,133
b
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/30 ................... United States 355,000 361,265
Senior Note, 144A, 6.125%, 8/01/31 ................... United States 125,000 127,756
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 290,000 301,171
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 515,000 524,380
Senior Note, 144A, 6.5%, 6/15/34 ..................... United States 285,000 292,675
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 112,081
6,545,648

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.1%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 62,000 $ 57,868
b
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note, 144A, 7.625%, 7/01/29 ................... United States 290,000 299,404
Senior Note, 144A, 6.375%, 4/15/34 ................... United States 260,000 264,044
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 435,000 426,860
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 385,000 392,625
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond, 5.5%, 1/15/36 .......................... United States 550,000 549,544
Senior Note, 3%, 2/02/29 ........................... United States 128,000 122,891
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 150,000 147,247
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 14,000 12,079
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 62,000 69,287
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 65,000 71,275
Senior Bond, 4.625%, 10/01/39 ....................... United States 65,000 58,102
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 55,000 54,681
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 115,000 113,374
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 25,000 24,840
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 440,000 440,917
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 277,000 277,328
Senior Note, 144A, 5%, 3/01/32 ...................... United States 445,000 448,261
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 60,000 60,259
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 185,000 183,024
4,073,910
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 185,000 185,274
Ground Transportation 0.0%
†
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 555,000 552,965
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 200,000 176,618
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 200,000 208,329
Canadian Pacific Railway Co. , Senior Note , 1.75% , 12/02/26 ...
Canada 645,000 638,598
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 240,000 200,177
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 129,000 128,525
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 113,000 112,554
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 145,000 144,772
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 325,000 327,527
b
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 200,000 205,312
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 470,000 475,743
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 450,000 462,360
3,633,480
Health Care Equipment & Supplies 0.0%
†
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 160,000 164,600

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
b,i
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 6.079% , ( 2 x 3-month EURIBOR +
7.75% ), 1/15/31 ................................... United States 200,000 EUR $ 230,869
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 372,000 347,387
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 155,000 110,314
GE HealthCare Technologies, Inc. ,
Senior Note, 5.65%, 11/15/27 ........................ United States 110,000 111,624
Senior Note, 4.15%, 12/15/28 ........................ United States 220,000 218,073
Senior Note, 4.8%, 8/14/29 .......................... United States 270,000 271,475
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 380,000 385,724
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 295,000 293,346
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 770,000 748,166
2,881,578
Health Care Providers & Services 0.3%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 685,000 646,839
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 288,000 310,519
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 620,000 648,105
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 395,000 409,372
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 440,000 457,002
Senior Bond, 1.875%, 2/28/31 ........................ United States 70,000 61,416
Senior Bond, 4.78%, 3/25/38 ......................... United States 140,000 131,316
Senior Note, 5.4%, 6/01/29 .......................... United States 120,000 122,635
Senior Note, 5%, 9/15/32 ........................... United States 152,000 152,392
b
DaVita, Inc. ,
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 370,000 358,668
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 1,075,000 1,109,285
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 55,000 56,784
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 76,000 75,975
Senior Bond, 4.125%, 6/15/29 ........................ United States 118,000 116,207
Senior Note, 5.45%, 4/01/31 ......................... United States 400,000 408,837
Senior Note, 3.625%, 3/15/32 ........................ United States 410,000 381,800
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 250,000 254,311
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 215,000 216,722
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,075,000 1,061,672
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 620,000 625,867
Senior Secured Note, 6.125%, 6/15/30 ................. United States 345,000 347,959
UnitedHealth Group, Inc. ,
Senior Bond, 3.95%, 10/15/42 ........................ United States 245,000 202,409
Senior Note, 3.85%, 6/15/28 ......................... United States 740,000 732,749
8,888,841
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 925,000 947,653
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 405,000 388,577

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Technology (continued)
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 1,285,000 $ 1,308,038
1,696,615
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 80,000 81,787
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 840,000 859,974
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 165,000 169,395
Senior Note, 144A, 5.75%, 3/15/34 .................... United States 240,000 237,913
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 95,000 97,311
1,446,380
Hotels, Restaurants & Leisure 0.2%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 905,000 854,885
b
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 330,000 333,341
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 110,000 109,319
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 480,000 463,741
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 410,000 394,298
Senior Note, 144A, 6%, 10/15/32 ..................... United States 140,000 126,970
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 130,000 130,825
b
Carnival Corp. Ltd. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 520,000 519,445
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 439,000 444,625
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 320,000 325,931
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 300,000 303,305
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 155,000 156,952
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 375,000 368,248
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 275,000 274,891
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 630,000 618,280
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 400,000 398,792
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 275,000 275,349
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 1,105,000 1,109,687
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 184,000 185,067
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 415,000 422,724
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 55,000 57,036
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 430,000 395,897
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 595,000 620,190
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 170,000 177,489
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 460,000 459,290
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 130,000 126,329
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 295,000 295,172
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 570,000 577,448
Royal Caribbean Cruises Ltd. ,
Senior Bond, 5.375%, 1/15/36 ........................ United States 75,000 74,485
b
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 215,000 216,869

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd., (continued)
b
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 210,000 $ 214,687
b
Senior Note, 144A, 6%, 2/01/33 ...................... United States 485,000 491,976
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 285,000 243,799
b
Station Casinos LLC ,
Senior Bond, 144A, 4.625%, 12/01/31 .................. United States 260,000 247,017
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 195,000 198,141
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 120,000 120,466
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 465,000 487,480
Senior Note, 144A, 5.875%, 10/15/33 .................. United States 120,000 120,247
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 470,000 496,957
13,437,650
Household Durables 0.1%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 505,000 501,164
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 65,000 64,352
Senior Note, 1.3%, 10/15/26 ......................... United States 590,000 585,108
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 115,000 118,741
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 175,000 179,968
b
Taylor Morrison Communities, Inc. , Senior Note , 144A, 5.75% ,
1/15/28 ......................................... United States 135,000 136,566
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 123,000 122,442
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 435,000 429,327
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 720,000 722,814
Whirlpool Corp. ,
Senior Bond, 5.75%, 3/01/34 ......................... United States 260,000 201,493
Senior Bond, 4.5%, 6/01/46 .......................... United States 180,000 107,349
b
Senior Secured Note, 144A, 7.5%, 7/01/31 .............. United States 180,000 182,601
b
Senior Secured Note, 144A, 7.875%, 7/01/34 ............ United States 305,000 307,013
3,658,938
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 120,000 116,247
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The) , Senior Note , 5.45% , 6/01/28 .............
United States 145,000 146,641
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 120,000 125,370
b
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 470,000 427,963
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 245,000 227,329
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 250,000 245,287
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 235,000 238,748
Senior Note, 4.4%, 1/15/31 .......................... United States 75,000 73,754
b
Senior Note, 144A, 5%, 2/01/31 ...................... United States 360,000 359,993
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 25,000 24,264
A, Senior Note, 4.25%, 10/01/30 ...................... United States 120,000 117,923

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
b
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 485,000 $ 489,153
Senior Note, 144A, 6.125%, 5/01/31 ................... United States 105,000 105,045
Senior Note, 144A, 6.375%, 5/01/33 ................... United States 355,000 354,701
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 485,000 482,256
b,j
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 135,000 136,440
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 185,000 186,911
3,741,778
Industrial Conglomerates 0.0%
†
Honeywell International, Inc. , Senior Bond , 3.812% , 11/21/47 ..
United States 155,000 120,842
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 113,000 103,748
Senior Note, 2.125%, 4/15/27 ........................ United States 47,000 46,267
150,015
Insurance 0.1%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 335,000 315,237
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 335,000 317,957
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. United States 220,000 221,440
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 415,000 406,537
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 100,000 99,381
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 665,000 676,154
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note, 144A, 8.375%, 2/01/34 .................. United States 650,000 602,169
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 450,000 453,767
b
Athene Global Funding ,
Senior Secured Note, 144A, 5.349%, 7/09/27 ............ United States 375,000 377,680
Senior Secured Note, 144A, 1.985%, 8/19/28 ............ United States 440,000 413,467
Senior Secured Note, 144A, 5.526%, 7/11/31 ............ United States 245,000 247,335
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 90,000 79,471
Senior Bond, 2.85%, 10/15/50 ........................ United States 375,000 238,585
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 110,000 109,992
Senior Note, 4.9%, 6/23/30 .......................... United States 271,000 270,661
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 210,000 211,444
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 130,000 130,082
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 210,000 198,979
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 261,000 260,897
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 160,000 161,564
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 298,000 299,096
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 130,000 132,690
Marsh & McLennan Cos., Inc. ,
Senior Bond, 4.375%, 3/15/29 ........................ United States 212,000 211,228
Senior Bond, 4.9%, 3/15/49 .......................... United States 175,000 155,855

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 305,000 $ 310,282
6,901,950
Interactive Media & Services 0.0%
†
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 270,000 266,086
Senior Note, 4.1%, 2/15/31 .......................... United States 210,000 206,391
Meta Platforms, Inc. , Senior Bond , 5.625% , 11/15/55 .........
United States 165,000 149,617
622,094
IT Services 0.0%
†
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 840,000 756,839
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 245,000 249,381
1,006,220
Leisure Products 0.0%
†
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 295,000 258,087
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 131,000 131,047
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 300,000 306,109
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 105,000 110,014
b
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 260,000 261,882
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 705,000 707,528
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 146,000 145,849
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 145,000 134,771
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 180,000 178,558
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 135,000 136,826
1,981,537
Media 0.0%
†
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 400,000 366,184
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 45,000 43,578
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 220,000 164,263
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 205,000 127,312
Senior Secured Note, 2.25%, 1/15/29 .................. United States 510,000 475,256
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 125,000 125,539
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 165,000 171,991
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 475,000 500,472
b
CSC Holdings LLC , Senior Note , 144A, 11.75% , 1/31/29 ...... United States 285,000 175,488
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 475,000 483,654
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 8,000 7,993
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 240,000 249,205

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc.,
(continued)
Senior Secured Note, 144A, 9.25%, 6/01/32 ............. United States 145,000 $ 147,433
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 305,000 302,182
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 400,000 432,480
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 790,000 692,122
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 400,000 386,412
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 340,000 228,378
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 420,000 421,116
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 145,000 144,491
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 365,000 371,236
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 76,000 74,483
b
Nexstar Media, Inc. ,
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 440,000 439,316
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 580,000 580,349
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 698,000 697,122
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 190,000 184,392
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 160,000 166,885
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 64,000 63,227
Senior Bond, 4.2%, 6/01/29 .......................... United States 115,000 110,352
Senior Bond, 5.85%, 9/01/43 ......................... United States 295,000 221,027
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 690,000 709,607
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 505,000 458,932
Senior Note, 144A, 4%, 7/15/28 ...................... United States 115,000 112,048
b
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 200,000 195,538
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 144,000 159,676
b
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.375%, 8/01/32 ............ United States 155,000 157,612
Senior Secured Note, 144A, 8.875%, 4/15/33 ............ United States 415,000 408,818
b
VZ Secured Financing BV ,
Senior Secured Note, 144A, 5%, 1/15/32 ................ Netherlands 580,000 508,187
Senior Secured Note, 144A, 7.5%, 1/15/33 .............. Netherlands 340,000 325,726
11,590,082
Metals & Mining 0.2%
b
Anglo American Capital plc , Senior Note , 144A, 4.625% , 3/19/31 South Africa 270,000 266,232
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 263,000 263,507
b
Cleveland-Cliffs, Inc. ,
Senior Bond, 144A, 4.875%, 3/01/31 ................... United States 170,000 155,536
Senior Note, 144A, 7%, 3/15/32 ...................... United States 405,000 402,305
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 500,000 499,702
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 375,000 355,446
Senior Note, 4.125%, 1/15/30 ........................ United States 115,000 111,519
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 210,000 209,316
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 328,000 299,061

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Glencore Funding LLC, (continued)
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 170,000 $ 174,543
Senior Note, 144A, 5.371%, 4/04/29 ................... Australia 10,000 10,158
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 265,000 266,575
b
Mineral Resources Ltd. ,
Senior Note, 144A, 7%, 4/01/31 ...................... Australia 155,000 160,554
Senior Note, 144A, 6%, 5/01/32 ...................... Australia 135,000 133,635
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 680,000 658,143
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 200,000 182,288
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 240,000 246,212
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 360,000 362,851
4,757,583
Multi-Utilities 0.0%
†
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 180,000 181,533
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 130,000 110,195
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 750,000 750,472
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 180,000 178,616
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 140,000 134,316
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 865,000 854,753
2,209,885
Oil, Gas & Consumable Fuels 0.4%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 9.75%, 2/15/31 .................... United States 420,000 444,353
Senior Secured Note, 144A, 9.25%, 7/15/29 ............. United States 100,000 101,500
Canadian Natural Resources Ltd. , Senior Note , 5% , 12/15/29 ..
Canada 245,000 247,511
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 25,000 27,526
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 1,010,000 1,003,526
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 150,000 155,916
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 150,000 136,835
b
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 290,000 293,819
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 365,000 363,008
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 590,000 608,063
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 210,000 209,882
Energy Transfer LP ,
j
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,275,000 1,285,951
Senior Bond, 3.75%, 5/15/30 ......................... United States 625,000 602,069
Senior Note, 5.5%, 6/01/27 .......................... United States 84,000 84,563
b
Hess Midstream Operations LP ,
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 110,000 112,309
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 630,000 608,042
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 140,000 139,774
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ...................... United States 310,000 300,454
Senior Bond, 144A, 6.875%, 5/15/34 ................... United States 370,000 360,252
Senior Bond, 144A, 7.25%, 2/15/35 .................... United States 140,000 137,930
Senior Note, 144A, 6%, 4/15/30 ...................... United States 145,000 142,766
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 680,000 708,447

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 420,000 $ 424,092
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 305,000 346,531
Senior Note, 1.75%, 11/15/26 ........................ United States 115,000 113,930
Senior Note, 5%, 2/01/29 ........................... United States 175,000 176,609
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 575,000 578,603
b
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 830,000 836,791
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 250,000 249,126
Senior Note, 6.5%, 2/15/34 .......................... United States 470,000 465,881
b
Neo Next+ Energy Consolidated Holdings Ltd. , Senior Note ,
144A, Reg S, 6.625% , 6/11/31 ........................ United Kingdom 600,000 591,096
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 139,000 154,031
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 500,000 494,428
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 199,713
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 345,000 346,258
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 190,000 189,465
b
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 250,000 246,726
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 710,000 716,707
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 25,000 24,414
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 110,000 107,498
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 109,000 108,625
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 395,000 388,925
b
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 200,000 202,274
b
Venture Global LNG, Inc. ,
j
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 430,000 420,039
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 475,000 511,485
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 355,000 369,663
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 345,000 368,447
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 75,000 84,146
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 205,000 217,460
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 475,000 521,528
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 125,000 130,305
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 164,000 166,694
Senior Note, 4.9%, 8/01/30 .......................... United States 287,000 286,202
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 173,000 176,586
18,288,774
Paper & Forest Products 0.0%
†
b
Georgia-Pacific LLC , Senior Note , 144A, 4.6% , 5/15/31 ....... United States 355,000 352,141
b
Magnera Corp. ,
Senior Secured Note, 144A, 4.75%, 11/15/29 ............ United States 280,000 261,581
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 295,000 288,234
901,956

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 580,000 $ 581,469
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 295,000 292,651
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 425,000 419,380
1,293,500
Personal Care Products 0.1%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note, 144A, 6.625%, 7/15/30 ................... United States 170,000 170,165
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 275,000 267,425
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 45,000 45,254
Senior Note, 4.9%, 3/22/33 .......................... United States 263,000 264,092
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 1,235,000 1,260,566
2,007,502
Pharmaceuticals 0.1%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 200,000 202,701
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 145,000 131,217
Senior Note, 4.75%, 2/12/30 ......................... United States 300,000 303,237
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 395,000 311,020
Novartis Capital Corp. ,
Senior Bond, 4%, 11/20/45 .......................... United States 650,000 537,771
Senior Note, 4.1%, 11/05/30 ......................... United States 390,000 383,255
Senior Note, 4.4%, 3/18/31 .......................... United States 430,000 426,952
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 403,000 399,250
Senior Bond, 5.3%, 5/19/53 .......................... United States 105,000 98,987
Senior Note, 4.45%, 5/19/28 ......................... United States 87,000 87,092
b
Roche Holdings, Inc. , Senior Bond , 144A, 4% , 11/28/44 ...... United States 550,000 459,733
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 225,000 223,018
Senior Note, 2.2%, 9/02/30 .......................... United States 360,000 325,415
Senior Note, 4.45%, 3/25/31 ......................... United States 30,000 29,509
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 495,000 EUR 576,775
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 5.125%, 5/09/29 ........................ Israel 555,000 555,107
Senior Note, 8.125%, 9/15/31 ........................ Israel 470,000 530,187
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 291,000 284,223
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 305,000 323,974
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 244,000 220,786
6,410,209
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 480,000 487,114
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 245,000 247,172
734,286

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 .................................... United States 1,147,000 $ 1,132,093
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 80,000 67,057
Senior Note, 5.05%, 4/15/30 ......................... United States 155,000 157,329
Senior Note, 4.2%, 10/15/30 ......................... United States 65,000 63,731
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 6.15% ,
1/25/32 ......................................... United States 200,000 209,924
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 780,000 748,262
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 120,000 123,121
Senior Note, 4.75%, 7/15/30 ......................... United States 110,000 109,787
NVIDIA Corp. , Senior Note , 4.5% , 6/15/31 .................
United States 1,060,000 1,056,479
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 425,000 432,942
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 820,000 825,392
4,926,117
Software 0.1%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 270,000 267,900
b
Cloud Software Group LLC ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 170,000 165,137
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 235,000 228,190
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 370,000 314,710
Microsoft Corp. , Senior Bond , 2.4% , 8/08/26 ...............
United States 930,000 928,180
Oracle Corp. ,
Senior Bond, 3.65%, 3/25/41 ......................... United States 305,000 219,165
Senior Bond, 4%, 11/15/47 .......................... United States 652,000 434,822
Senior Note, 4.55%, 2/04/29 ......................... United States 385,000 379,597
Senior Note, 4.45%, 9/26/30 ......................... United States 110,000 106,225
Senior Note, 4.95%, 2/04/31 ......................... United States 215,000 210,535
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 260,000 234,337
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 305,000 304,724
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 315,000 276,233
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 320,000 320,616
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 355,000 345,106
4,735,477
Specialized REITs 0.2%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 476,000 471,938
Senior Bond, 2.9%, 1/15/30 .......................... United States 154,000 144,713
Senior Bond, 2.7%, 4/15/31 .......................... United States 397,000 361,365
Senior Note, 2.75%, 1/15/27 ......................... United States 520,000 515,154
Senior Note, 4.9%, 3/15/30 .......................... United States 115,000 115,560
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 319,000 315,945
Senior Bond, 3.8%, 2/15/28 .......................... United States 250,000 246,934
Senior Note, 1.05%, 7/15/26 ......................... United States 228,000 227,712
Senior Note, 4.9%, 9/01/29 .......................... United States 365,000 366,463
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 142,000 135,266
Senior Note, 2.9%, 11/18/26 ......................... United States 820,000 815,186
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 785,000 793,603

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 790,000 $ 801,218
5,311,057
Specialty Retail 0.0%
†
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 230,000 210,089
b
Senior Note, 144A, 4%, 10/01/29 ..................... United States 445,000 433,382
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 215,000 215,790
Senior Bond, 5.3%, 6/25/54 .......................... United States 215,000 203,642
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 550,000 550,516
1,613,419
Technology Hardware, Storage & Peripherals 0.0%
†
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 314,000 259,966
Senior Bond, 4.375%, 5/13/45 ........................ United States 598,000 518,184
Senior Bond, 3.95%, 8/08/52 ......................... United States 240,000 185,595
Dell International LLC / EMC Corp. , Senior Note , 4.75% , 7/15/31
United States 55,000 54,681
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 552,000 548,876
Senior Note, 4.85%, 10/15/31 ........................ United States 113,000 112,565
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 5.875%, 7/15/30 ........................ United States 340,000 346,247
b
Senior Note, 144A, 4.091%, 6/01/29 ................... United States 370,000 360,313
b
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 110,000 101,945
2,488,372
Textiles, Apparel & Luxury Goods 0.0%
†
b
Beach Acquisition Bidco LLC ,
h
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 474,321 515,168
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 230,000 EUR 268,004
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 310,000 300,970
Tapestry, Inc. , Senior Note , 5.1% , 3/11/30 .................
United States 245,000 246,925
1,331,067
Tobacco 0.1%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 60,000 60,309
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 170,000 179,749
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 200,000 195,797
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 438,000 444,713
Senior Note, 4.375%, 4/30/30 ........................ United States 675,000 668,385
Senior Note, 4.75%, 11/01/31 ........................ United States 205,000 205,742
1,754,695
Trading Companies & Distributors 0.1%
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 275,000 283,176
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 245,000 247,945
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 480,000 490,254
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 335,000 348,898

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
EquipmentShare.com, Inc., (continued)
c
Secured Note, 144A, 7.125%, 7/01/34 .................. United States 255,000 $ 250,866
b
Herc Holdings, Inc. ,
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 160,000 163,471
Senior Note, 144A, 5.75%, 3/15/31 .................... United States 250,000 249,879
Sumisho Air Lease Corp. ,
Senior Note, 5.85%, 12/15/27 ........................ United States 140,000 142,294
Senior Note, 2.1%, 9/01/28 .......................... United States 195,000 184,129
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 240,000 246,344
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 70,000 71,336
Senior Note, 144A, 5.25%, 4/15/31 .................... United States 115,000 114,108
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 325,000 335,306
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 130,000 133,475
3,261,481
Wireless Telecommunication Services 0.3%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 795,000 837,528
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 495,000 510,048
b
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 230,000 234,693
Rogers Communications, Inc. ,
Senior Bond, 8.75%, 5/01/32 ......................... Canada 166,000 191,382
Senior Note, 5%, 2/15/29 ........................... Canada 670,000 674,234
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 160,000 147,083
Senior Bond, 2.25%, 11/15/31 ........................ United States 600,000 526,827
Senior Bond, 5.05%, 7/15/33 ......................... United States 40,000 39,946
Senior Note, 3.75%, 4/15/27 ......................... United States 862,000 857,681
Senior Note, 4.95%, 3/15/28 ......................... United States 365,000 367,369
Senior Note, 3.375%, 4/15/29 ........................ United States 235,000 227,228
Senior Note, 3.875%, 4/15/30 ........................ United States 108,000 104,673
Senior Note, 5.125%, 5/15/32 ........................ United States 183,000 184,954
Senior Note, 6.7%, 12/15/33 ......................... United States 85,000 92,912
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 535,000 558,839
5,555,397
Total Corporate Bonds (Cost $267,403,469) ...................................
264,195,169
Senior Floating Rate Interests 0.3%
k
Aerospace & Defense 0.0%
†
TransDigm, Inc., First Lien, CME Term Loan, N, 6.12%, (1-month
SOFR + 2.5%), 2/14/33 ............................. United States 216,279 216,522
VSE Corp., First Lien, CME Term Loan, B, 5.613%, (1-month
SOFR + 2%), 5/05/33 ............................... United States 30,192 30,254
246,776
a a a a a a
k
Air Freight & Logistics 0.0%
†
Rand Parent LLC, First Lien, CME Term Loan, B, 6.732%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 124,679 124,567

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Air Freight & Logistics (continued)
Stonepeak Nile Parent LLC, First Lien, Amendment No. 3 CME
Term Loan, 5.657%, (3-month SOFR + 2%), 4/09/32 ....... United States 219,450 $ 219,177
343,744
a a a a a a
k
Automobile Components 0.0%
†
Allison Transmission, Inc., First Lien, 2026 CME Term Loan,
5.375%, (1-month SOFR + 1.75%), 1/03/33 .............. United States 102,752 102,774
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C, 6.915%, (3-month SOFR + 3.25%), 2/03/33 ............ United States 217,250 217,702
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan, 8.163%, (3-month SOFR + 4.5%), 10/06/31 ......... United States 183,331 178,093
498,569
a a a a a a
Beverages 0.0%
†
k
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan, 6.482%, (3-month SOFR + 2.75%), 3/31/31 ......... United States 131,724 132,477
k
Biotechnology 0.0%
†
Alkermes, Inc., First Lien, Initial CME Term Loan, B, 6.482%,
(3-month SOFR + 2.75%), 8/12/31 ..................... United States 20,257 20,358
BioMarin Pharmaceutical, Inc., First Lien, Initial CME Term Loan,
B, 5.428%, (6-month SOFR + 1.75%), 4/27/33 ............ United States 69,208 69,277
Genmab A/S, First Lien, Amendment No. 1 CME Term Loan,
5.732%, (3-month SOFR + 2%), 12/13/32 ................ Denmark 31,901 31,915
121,550
a a a a a a
Broadline Retail 0.0%
†
k
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.982%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 100,588 100,787
Building Products 0.0%
†
k
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan, 5.245%, (1-month SOFR + 1.625%), 2/11/33 ........ United States 78,222 79,004
k
Capital Markets 0.0%
†
c
Citadel Securities LP, First Lien, 2026-1 CME Term Loan, 5.661%,
(3-month SOFR + 2%), 6/10/33 ....................... United States 170,347 170,170
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan, 5.644%, (1-month SOFR + 2%),
5/19/31 ......................................... United States 219,443 218,848
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/31 ................ United States 218,272 216,562
605,580
a a a a a a
k
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.413%,
(1-month SOFR + 3.75; 3-month SOFR + 3.75), 4/06/29 ..... United States 138,915 134,574
Element Solutions, Inc., First Lien, CME Term Loan, B3, 5.394%,
(1-month SOFR + 1.75%), 12/18/30 .................... United States 219,427 219,838
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.181%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 74,520 69,584
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.413%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 50,294 50,585
474,581
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Commercial Services & Supplies 0.0%
†
APi Group DE, Inc., First Lien, Amendment No. 9 CME Term
Loan, 5.394%, (1-month SOFR + 1.75%), 5/16/33 ......... United States 220,000 $ 219,836
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.144%, (1-month SOFR + 2.5%), 10/23/28 ... United States 65,614 65,725
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.369%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 218,346 215,389
WMB Holdings, Inc., First Lien, USD CME Term Loan, B, 5.644%,
(1-month SOFR + 2%), 11/05/29 ...................... United States 205,640 204,946
705,896
a a a a a a
Construction & Engineering 0.0%
†
k
Dycom Industries, Inc., First Lien, CME Term Loan, B, 5.401%,
(3-month SOFR + 1.75%), 1/27/33 ..................... United States 14,602 14,641
Construction Materials 0.0%
†
k
Knife River Corp., First Lien, 2026 CME Term Loan, B, 5.401%,
(3-month SOFR + 1.75%), 3/08/32 ..................... United States 72,682 72,932
Containers & Packaging 0.0%
†
k
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.12%, (1-month SOFR + 3.5%), 4/15/30 ....... United States 295,000 291,267
Distributors 0.0%
†
k
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.732%, (3-month SOFR + 4%), 11/30/30 ........... United States 218,084 206,671
k
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.394%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 218,333 216,717
Constellation Renewables LLC, First Lien, CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/27 ................ United States 271,520 271,237
NRG Energy, Inc., First Lien, 2026-1 New CME Term Loan,
5.394%, (1-month SOFR + 1.75%), 4/28/33 .............. United States 77,193 77,183
565,137
a a a a a a
Electronic Equipment, Instruments & Components 0.0%
†
k
TTM Technologies, Inc., First Lien, 2026 CME Term Loan, B,
5.457%, (12-month SOFR + 1.75%), 5/30/30 ............. United States 97,933 98,218
k
Entertainment 0.0%
†
Discovery Global Holdings, Inc., First Lien, Initial Dollar CME
Term Loan, 6.241%, (12-month SOFR + 2.5%), 6/03/33 ..... United States 74,995 75,109
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.639%, (1-month SOFR + 2%), 10/21/32 ............. United States 176,629 176,933
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.508%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 217,702 211,812
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B7,
5.412%, (3-month SOFR + 1.75%), 11/21/31 ............. United States 185,893 185,519
649,373
a a a a a a
k
Financial Services 0.0%
†
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.38%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 218,900 217,761
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.37%, (1-month SOFR + 1.75%), 11/05/32 ...... United States 101,298 101,135
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 195,476 195,562

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Financial Services (continued)
Hudson River Trading LLC, First Lien, CME Term Loan, B2,
6.139%, (1-month SOFR + 2.5%), 3/18/30 ............... United States 218,900 $ 217,659
732,117
a a a a a a
k
Food Products 0.1%
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.127%,
(6-month SOFR + 2.5%), 9/30/32 ...................... United States 347,414 345,431
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan,
7.894%, (1-month SOFR + 4.25%), 2/11/33 .............. United States 227,500 228,457
573,888
a a a a a a
Ground Transportation 0.0%
†
k
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.482%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 218,333 217,678
Health Care Equipment & Supplies 0.0%
†
k
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.394%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 244,470 245,356
k
Health Care Providers & Services 0.0%
†
DaVita, Inc., First Lien, CME Term Loan, B2, 5.394%, (1-month
SOFR + 1.75%), 5/09/31 ............................ United States 171,323 171,363
McKesson Medical-Surgical Top Holdings, Inc., First Lien,
Amendment No. 1 CME Term Loan, B, 5.982%, (3-month SOFR
+ 2.25%), 6/09/32 ................................. United States 31,872 31,918
203,281
a a a a a a
k
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.394%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 208,421 208,334
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.894%, (1-month SOFR + 2.25%), 2/06/30 ... United States 217,309 210,824
DK Crown Holdings, Inc., First Lien, CME Term Loan, B, 5.374%,
(1-month SOFR + 1.75%), 3/04/32 ..................... United States 218,892 218,709
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.894%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 342,521 342,559
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.482%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 218,321 216,738
c
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.427%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 33,903 33,521
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 5.644%,
(1-month SOFR + 2%), 5/30/33 ....................... United States 218,863 218,590
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.62%, (1-month SOFR + 2%), 11/03/32 United States 155,796 155,326
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.674%, (3-month SOFR + 3%), 4/04/29 ... United States 137,202 135,494
1,740,095
a a a a a a
Household Products 0.0%
†
k
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.639%, (1-month SOFR + 2%), 3/19/32 ................ United States 124,834 124,718
k
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.394%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 220,000 220,102

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Independent Power and Renewable Electricity Producers (continued)
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.644%, (1-month SOFR + 2%), 11/25/32 ..... United States 235,518 $ 234,229
454,331
a a a a a a
IT Services 0.0%
†
k
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.624%, (1-month SOFR + 3%), 6/27/31 ................ United States 192,086 191,486
k
Media 0.0%
†
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.735%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 149,412 149,799
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.175%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 290,150 292,147
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.144%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 218,897 216,982
658,928
a a a a a a
k
Oil, Gas & Consumable Fuels 0.1%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.45%, (3-month
SOFR + 1.75%), 12/31/32 ........................... United States 219,447 218,477
UGI Energy Services LLC, First Lien, Initial CME Term Loan,
6.144%, (1-month SOFR + 2.5%), 2/22/30 ............... United States 218,866 219,530
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan, 6.954%, (6-month SOFR + 3.25%), 4/11/33 ......... United States 626,522 629,091
1,067,098
a a a a a a
Paper & Forest Products 0.0%
†
k
Asplundh Tree Expert LLC, First Lien, Amendment No. 5
Refinancing CME Term Loan, 5.457%, (12-month SOFR +
1.75%), 5/30/33 ................................... United States 81,596 81,596
k
Passenger Airlines 0.0%
†
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.925%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 218,346 218,397
United Airlines, Inc., First Lien, CME Term Loan, B, 5.403%,
(1-month SOFR + 1.75%), 2/24/31 ..................... United States 219,440 219,508
437,905
a a a a a a
Personal Care Products 0.0%
†
c,k,l
Prestige Brands, Inc., First Lien, Delayed Draw CME Term Loan,
B, 5.621%, (1-month SOFR + 2%), 6/13/33 .............. United States 40,584 40,673
k
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 9.894%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 222,999 216,762
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.37%, (1-month SOFR + 3.75%), 4/23/31 ...... United States 310,470 311,052
527,814
a a a a a a
Professional Services 0.0%
†
k
SS&C Technologies, Inc., First Lien, CME Term Loan, B8, 5.62%,
(1-month SOFR + 2%), 5/09/31 ....................... United States 205,076 204,906
k
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 6.95%, (3-month SOFR + 3.25%), 8/16/32 ........ United States 21,068 18,295

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Software (continued)
c,l
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan, 8.1%, (1-day SOFR + 4.5%), 11/17/31 ..... United States 5,996 $ 6,124
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.394%, (1-month SOFR + 1.75%), 4/16/32 United States 218,346 215,808
Rocket Software, Inc., First Lien, CME Term Loan, 7.508%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 217,036 206,747
UKG, Inc., First Lien, Initial CME Term Loan, 5.913%, (3-month
SOFR + 2.25%), 2/10/31 ............................ United States 34,390 32,467
479,441
a a a a a a
Specialty Retail 0.0%
†
k
Chewy, Inc., First Lien, Initial CME Term Loan, 6.092%, (12-month
SOFR + 2.25%), 6/23/33 ............................ United States 64,194 64,234
k
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.163%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 220,482 172,124
Samsonite IP Holdings SARL, First Lien, Initial CME Term Loan,
B, 5.394%, (1-month SOFR + 1.75%), 11/08/32 ........... United States 85,058 85,457
257,581
a a a a a a
Trading Companies & Distributors 0.0%
†
k
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.62%, (1-month SOFR + 2%), 4/30/32 ................. United States 238,428 238,339
Wireless Telecommunication Services 0.0%
†
k
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.144%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 166,175 166,868
Total Senior Floating Rate Interests (Cost $13,990,445) ........................
13,915,536
Foreign Government and Agency Securities 0.3%
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 660,000 629,211
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 480,000 484,416
Colombia Government Bond ,
Senior Note, 7.375%, 4/25/30 ......................... Colombia 200,000 211,200
Senior Note, 4.5%, 11/26/30 .......................... Colombia 240,000 EUR 275,394
b
Corp. Nacional del Cobre de Chile , Senior Bond , Reg S, 3% ,
9/30/29 ......................................... Chile 200,000 188,544
b
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 350,000 362,047
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 171,000 172,257
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 400,000 405,840
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 251,325
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 200,000 206,707
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 260,000 274,596
b
Electricite de France SA , Senior Note , 144A, 5.65% , 4/22/29 ... France 540,000 555,173
b
Guatemala Government Bond , Senior Bond , 144A, 4.875% ,
2/13/28 ......................................... Guatemala 520,000 519,743
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 440,000 445,866
Indonesia Government Bond , Senior Bond , 3.85% , 10/15/30 ...
Indonesia 400,000 385,796
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.375% ,
3/03/28 ......................................... Ivory Coast 433,550 439,798

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Jamaica Government Bond , Senior Bond , 6.75% , 4/28/28 .....
Bermuda 180,000 $ 185,967
Mexico Government Bond ,
Senior Bond, 2.659%, 5/24/31 ........................ Mexico 360,000 318,114
Senior Note, 6%, 5/13/30 ............................ Mexico 200,000 205,340
b
Montenegro Government Bond , Senior Bond , 144A, 2.55% ,
10/03/29 ........................................ Montenegro 220,000 EUR 242,363
b
Morocco Government Bond , Senior Note , 144A, 5.95% , 3/08/28 Morocco 270,000 274,583
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 200,000 210,578
b
North Macedonia Government Bond , Senior Note , 144A, 3.875% ,
1/21/30 ......................................... North Macedonia 240,000 EUR 272,691
b
Oman Government Bond , Senior Bond , 144A, 5.625% , 1/17/28 . Oman 430,000 434,764
b
Paraguay Government Bond , Senior Bond , 144A, 4.95% , 4/28/31 Paraguay 500,000 501,945
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 640,000 591,264
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 400,000 464,705
Poland Government Bond , 4.875% , 2/12/30 ...............
Poland 610,000 617,287
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 440,000 422,706
b
Romania Government Bond , Senior Bond , 144A, 2.875% , 5/26/28 Romania 530,000 EUR 600,528
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 260,000 265,277
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 360,000 361,242
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 200,000 204,892
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 520,000 573,207
Uruguay Government Bond , Senior Bond , 4.375% , 10/27/27 ...
Uruguay 513,333 514,078
b
Uzbekistan Government Bond , Senior Note , 144A, 7.85% ,
10/12/28 ........................................ Uzbekistan 450,000 476,618
Total Foreign Government and Agency Securities (Cost $13,618,191) ............
13,546,062
U.S. Government and Agency Securities 0.1%
m
U.S. Treasury Bonds ,
2.25%, 2/15/52 ................................... United States 1,685,000 1,014,982
3%, 8/15/52 ..................................... United States 1,899,600 1,347,158
4.5%, 11/15/54 ................................... United States 21,500 20,018
4.75%, 8/15/55 ................................... United States 122,000 118,393
Total U.S. Government and Agency Securities (Cost $2,500,551) ................
2,500,551
Asset-Backed Securities 0.7%
Capital Markets 0.0%
†
b,k
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.123% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 495,000 495,428
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 2,732 2,741
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 98,455 91,947
94,688
a a a a a a
Financial Services 0.7%
b,k
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,373
b,k
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.112% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 260,000 260,330
b,k
Ares LXIX CLO Ltd. , 2024-69A , A1R , 144A, FRN , 4.888% ,
( 3-month SOFR + 1.25% ), 4/15/36 . .................... Jersey 1,225,000 1,227,950
b,k
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.814% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,227

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 4.853% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 345,000 $ 345,405
b,k
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.807% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 452,291 452,724
b,k
Beechwood Park CLO Ltd. , 2019-1A , A1RR , 144A, FRN , 4.75% ,
( 3-month SOFR + 1.07% ), 1/17/35 . .................... Jersey 750,000 749,448
b,k
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 350,000 350,697
b,k
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
4.628% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 93,807 93,540
b,k
BXMT Ltd. , 2021-FL4 , A , 144A, FRN , 5.051% , ( 1-month SOFR +
1.414% ), 5/15/38 . ................................. United States 119,374 118,852
b,k
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 4.747% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 910,000 910,899
b,k
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.027%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 300,000 300,298
2021-4A, AR, 144A, FRN, 5.026%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 350,000 351,015
2021-7A, AR, 144A, FRN, 4.756%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 744,000 744,736
b
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 489,000 479,097
b
Compass Datacenters Issuer III LLC , 2025-1A , A2 , 144A,
5.656% , 2/25/50 . .................................. United States 1,094,000 1,095,985
b,k
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,430
b,k
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.032% ,
( 3-month SOFR + 1.36% ), 10/21/37 . ................... Jersey 460,000 460,405
b,k
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.155% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 300,000 300,374
b,k
Dryden 86 CLO Ltd. , 2020-86A , A1R2 , 144A, FRN , 4.81% ,
( 3-month SOFR + 1.13% ), 7/17/34 . .................... United States 900,000 900,998
b,k
Elevation CLO Ltd. , 2021-13A , A1R , 144A, FRN , 4.733% ,
( 3-month SOFR + 1.06% ), 7/15/34 . .................... United States 250,000 250,119
b,k
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.052% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,375
b,k
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.795% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 300,000 299,853
b,k
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.055% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 350,000 350,303
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 111,429 111,164
b,k
FS Rialto , 2021-FL3 , A , 144A, FRN , 4.998% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 78,990 79,063
b,k
HalseyPoint CLO 4 Ltd. , 2021-4A , A , 144A, FRN , 5.157% ,
( 3-month SOFR + 1.482% ), 4/20/34 . ................... United States 250,000 250,416
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 240,796 237,528
b
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 911,000 906,760
b
J.P. Morgan Mortgage Trust ,
k
2023-HE2, A1, 144A, FRN, 5.312%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 107,592 107,896
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 61,865 62,043
k
2026-HE1, A1, 144A, FRN, 4.859%, (30-day SOFR Average +
1.25%), 9/20/56 ................................... United States 125,294 125,833
b,k
KKR CLO 43 Ltd. , 2022-43A , A2R2 , 144A, FRN , 5.121% ,
( 3-month SOFR + 1.45% ), 4/15/38 . .................... Jersey 820,000 821,176

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 4.993% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 337,000 $ 337,743
b,k
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.089% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 29,867 29,886
k
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 4.563% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 175,288 174,425
b,k
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.04% , ( 3-month SOFR + 1.36% ), 7/16/37 . ............... United States 260,000 260,754
b
MAST Ltd. , 2026-1A , A , 144A, 5.134% , 2/15/51 . ............ United States 475,405 466,535
k
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
4.588% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 58,366 57,466
b,k
Mountain View CLO XV Ltd. , 2019-2A , A1R2 , 144A, FRN ,
4.918% , ( 3-month SOFR + 1.29% ), 7/15/37 . .............. United States 400,000 400,197
b,k
Nassau Ltd. , 2020-1A , A1RR , 144A, FRN , 4.718% , ( 3-month
SOFR + 1.1% ), 1/15/35 . ............................. United States 250,000 250,259
b,k
Neuberger Berman Loan Advisers CLO 43 Ltd. , 2021-43A , AR ,
144A, FRN , 4.73% , ( 3-month SOFR + 1.05% ), 7/17/36 . ..... United States 1,025,000 1,025,640
b,k
Neuberger Berman Loan Advisers CLO 45 Ltd. , 2021-45A , AR ,
144A, FRN , 4.729% , ( 3-month SOFR + 1.06% ), 10/14/36 . ... United States 1,500,000 1,500,756
b,k
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , BR2 ,
144A, FRN , 5.066% , ( 3-month SOFR + 1.4% ), 10/23/36 . .... Jersey 400,000 400,803
k
New Century Home Equity Loan Trust , 2003-4 , M1 , FRN , 4.888% ,
( 1-month SOFR + 1.239% ), 10/25/33 . .................. United States 54,945 54,945
b,k
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 4.86% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 470,000 470,546
b,k
Oaktree CLO Ltd. ,
2021-1A, A1R, 144A, FRN, 5.023%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 250,000 250,551
2021-2A, AR, 144A, FRN, 4.643%, (3-month SOFR + 0.97%),
1/15/35 ......................................... United States 1,000,000 1,000,809
b,k
Octagon Investment Partners 49 Ltd. , 2020-5A , ARR , 144A, FRN ,
4.793% , ( 3-month SOFR + 1.12% ), 4/15/37 . .............. United States 820,000 819,590
b,k
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.135% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 363,000 364,193
k
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.813% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 64,002 63,609
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 229,698 228,123
b
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 250,000 246,504
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 683,814 678,227
b,k
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.042% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 304,442 304,451
b,k
Rad CLO 14 Ltd. , 2021-14A , A , 144A, FRN , 5.105% , ( 3-month
SOFR + 1.432% ), 1/15/35 . ........................... United States 800,000 801,167
b,k
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.063% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,680
b,k
Sixth Street CLO XXV Ltd. , 2024-25A , A , 144A, FRN , 5.147% ,
( 3-month SOFR + 1.48% ), 7/24/37 . .................... United States 650,000 650,545
b,k
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 322,000 322,465
b,k
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.697% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 300,000 300,140
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 396,000 384,229
b,k
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.573% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 138,288 138,298
b,k
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.725% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 1,350,000 1,350,820
b,k
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 4.978% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 71,905 72,054

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 4.895% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 250,000 $ 250,260
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 97,047 96,384
b,k
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 630,162 630,768
b,k
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.195% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 42,095 42,158
b,k
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.115% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 55,313 55,344
b,k
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.022% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 144,963 145,114
b,k
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 4.902% ,
( 3-month SOFR + 1.23% ), 1/20/35 . .................... United States 250,000 250,267
b,k
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.133% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 350,000 350,317
b,k
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 10/20/34 . ................... United States 360,000 360,477
29,583,811
a a a a a a
Total Asset-Backed Securities (Cost $30,176,673) .............................
30,173,927
Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
b
1166 Avenue of the Americas Commercial Mortgage Trust II ,
2005-C6A , A3 , 144A, 5.69% , 10/13/37 .................. United States 700,000 708,252
b,n,o
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 1.043% , 5/15/53 ......................... United States 3,980,476 112,069
n,o
BANK ,
2019-BN20, XA, IO, FRN, 0.922%, 9/15/62 .............. United States 3,631,770 78,825
2020-BN26, XA, IO, FRN, 1.305%, 3/15/63 .............. United States 1,722,242 53,901
o
BANK5 Trust ,
n
2024-5YR7, XA, IO, FRN, 1.571%, 6/15/57 .............. United States 6,791,774 227,841
n
2025-5YR18, XA, IO, FRN, 1.251%, 12/15/58 ............. United States 7,140,228 291,288
2026-5YR22, C, FRN, 5.962%, 6/15/59 ................. United States 428,000 429,296
n
2026-5YR23, XB, IO, FRN, 0.6%, 7/15/31 ............... United States 11,273,000 246,845
Barclays Commercial Mortgage Trust ,
2019-C3, C, 4.178%, 5/15/52 ......................... United States 187,000 172,287
n,o
2019-C4, XA, IO, FRN, 1.649%, 8/15/52 ................. United States 4,180,429 148,315
o
BBCMS Mortgage Trust ,
2026-5C40, AS, FRN, 5.529%, 2/15/59 ................. United States 168,000 170,002
2026-5C40, C, FRN, 5.813%, 2/15/59 .................. United States 228,000 228,177
Benchmark Mortgage Trust ,
n,o
2020-B22, XA, IO, FRN, 1.602%, 1/15/54 ................ United States 1,712,897 90,972
o
2025-V16, B, FRN, 6.339%, 8/15/58 .................... United States 261,000 267,521
o
2025-V19, AS, FRN, 5.597%, 1/15/58 ................... United States 202,000 204,919
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 242,000 244,148
n,o
2026-V21, XA, IO, FRN, 1.648%, 3/15/59 ................ United States 2,164,671 127,782
b,k
BIKE Pass-Through Trust ,
2026-BAND, A, 144A, FRN, 5.78%, (1-month SOFR + 2.15%),
7/15/43 ......................................... United States 221,000 221,323
2026-BAND, B, 144A, FRN, 7.78%, (1-month SOFR + 4.15%),
7/15/43 ......................................... United States 257,000 257,682
b
BX Trust ,
o
2025-ARIA, C, 144A, FRN, 5.701%, 12/13/42 ............. United States 247,000 246,659
k
2025-VOLT, A, 144A, FRN, 5.325%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 186,000 186,481

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
BX Trust, (continued)
k
2026-CLS, A, 144A, FRN, 5.025%, (1-month SOFR + 1.4%),
5/15/43 ......................................... United States 295,000 $ 295,712
k
2026-CLS, D, 144A, FRN, 7.075%, (1-month SOFR + 3.45%),
5/15/43 ......................................... United States 367,000 369,148
o
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 266,000 254,850
o
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 28,519 28,055
b
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 214,000 201,358
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 193,000 188,074
o
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 160,000 157,046
Citigroup Commercial Mortgage Trust , 2020-GC46 , A2 , 2.708% ,
2/15/53 ......................................... United States 391,426 371,021
COMM Mortgage Trust ,
b,o
2013-CR13, D, 144A, FRN, 5.002%, 11/10/46 ............ United States 202,421 114,617
o
2014-CR17, C, FRN, 4.941%, 5/10/47 .................. United States 384,000 374,660
b,o
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............. United States 285,000 252,507
o
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 92,445 91,277
o
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 120,078 115,566
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 61,258 60,335
o
2015-LC19, C, FRN, 4.568%, 2/10/48 .................. United States 249,430 243,364
b,o
2015-LC23, D, 144A, FRN, 3.841%, 10/10/48 ............. United States 336,000 290,986
b,n,o
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.029% , 1/15/49 ......................... United States 1,065,577 294
CSAIL Commercial Mortgage Trust ,
o
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 323,000 320,797
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 289,000 262,976
n,o
2020-C19, XA, IO, FRN, 1.205%, 3/15/53 ................ United States 6,199,490 185,485
n,o
2021-C20, XA, IO, FRN, 1.109%, 3/15/54 ................ United States 2,556,415 85,178
b,o
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.534% ,
8/10/44 ......................................... United States 541,187 529,306
b,o
GS Mortgage Securities Corp. Trust , 2017-375H , A , 144A, FRN ,
3.591% , 9/10/37 ................................... United States 378,000 367,806
o
GS Mortgage Securities Trust ,
n
2014-GC22, XA, IO, FRN, 0.715%, 6/10/47 .............. United States 1,180,223 6,655
2015-GC30, B, FRN, 4.094%, 5/10/50 .................. United States 464,632 453,598
n
2019-GC38, XA, IO, FRN, 1.168%, 2/10/52 .............. United States 5,325,684 116,633
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b,o
2012-C6, E, 144A, FRN, 5.138%, 5/15/45 ............... United States 39,791 39,400
2016-JP3, AS, 3.144%, 8/15/49 ....................... United States 376,000 365,756
o
JPMBB Commercial Mortgage Securities Trust ,
2014-C18, B, FRN, 4.659%, 2/15/47 ................... United States 283,321 281,515
2014-C18, C, FRN, 4.659%, 2/15/47 ................... United States 504,000 492,297
2014-C23, B, FRN, 4.673%, 9/15/47 ................... United States 206,831 204,827
2014-C23, C, FRN, 4.673%, 9/15/47 ................... United States 503,000 489,054
2014-C24, AS, FRN, 3.914%, 11/15/47 .................. United States 400,000 387,339
o
JPMCC Commercial Mortgage Securities Trust , 2017-JP5 , AS ,
FRN , 3.876% , 3/15/50 .............................. United States 251,000 245,167
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 559,782 556,658
b,o
MAD Commercial Mortgage Trust ,
2025-11MD, C, 144A, FRN, 5.818%, 10/15/42 ............ United States 263,000 264,300
2025-11MD, D, 144A, FRN, 6.571%, 10/15/42 ............ United States 258,000 260,258
Morgan Stanley Bank of America Merrill Lynch Trust ,
o
2013-C10, B, FRN, 4.081%, 7/15/46 ................... United States 422,293 401,767

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
o
2013-C10, C, FRN, 4.081%, 7/15/46 ................... United States 275,000 $ 254,426
o
2015-C21, B, FRN, 3.854%, 3/15/48 ................... United States 76,690 75,199
o
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 169,000 154,744
o
2015-C22, C, FRN, 4.094%, 4/15/48 ................... United States 357,000 303,555
2025-5C2, AS, 5.384%, 11/15/58 ...................... United States 110,000 110,434
Morgan Stanley Capital I Trust ,
b
2015-UBS8, D, 144A, 3.18%, 12/15/48 .................. United States 403,000 383,344
o
2016-UB12, AS, FRN, 3.778%, 12/15/49 ................ United States 200,000 191,551
2018-L1, A3, 4.139%, 10/15/51 ....................... United States 196,986 194,963
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 257,000 237,462
b,k
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.825% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 280,000 280,152
n,o
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 1.114%, 12/15/50 ................ United States 3,024,304 33,230
2018-C8, XA, IO, FRN, 0.963%, 2/15/51 ................. United States 6,721,479 68,888
b
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 1,438,493 1,431,424
b,o
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 246,000 245,549
n,o
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 3,788 3
Wells Fargo Commercial Mortgage Trust ,
b,o
2013-LC12, D, 144A, FRN, 3.865%, 7/15/46 ............. United States 256,000 177,280
2016-BNK1, AS, 2.814%, 8/15/49 ...................... United States 274,000 266,108
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 66,009 64,726
b,o
2016-C34, D, 144A, FRN, 5.424%, 6/15/49 .............. United States 156,299 153,444
n,o
2016-LC25, XA, IO, FRN, 1.004%, 12/15/59 .............. United States 3,104,057 3,982
n,o
2019-C52, XA, IO, FRN, 1.688%, 8/15/52 ................ United States 4,428,711 173,191
o
2020-C57, C, FRN, 4.157%, 8/15/53 ................... United States 168,000 154,145
n,o
2024-5C1, XA, IO, FRN, 1.254%, 7/15/57 ................ United States 3,979,585 102,123
n,o
2026-5C10, XA, IO, FRN, 0.985%, 6/15/59 ............... United States 5,626,000 268,566
o
WFRBS Commercial Mortgage Trust ,
b,p
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 206,195 75,771
b
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 201,003 141,808
2014-C21, B, FRN, 4.213%, 8/15/47 ................... United States 563,360 555,161
n
2014-C22, XA, IO, FRN, 0.383%, 9/15/57 ................ United States 1,894,315 326
20,541,782
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $20,953,252) ..............
20,541,782
Mortgage-Backed Securities 4.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.2%
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 8/01/51 ............. United States 1,496,698 1,268,647
FHLMC Pool, 30 Year, 3%, 1/01/48 ...................... United States 3,168,934 2,821,326
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 89,263 85,151
FHLMC Pool, 30 Year, 5.5%, 5/01/53 - 9/01/53 ............. United States 1,664,803 1,693,645
FHLMC Pool, 30 Year, 6%, 5/01/53 ...................... United States 1,058,634 1,094,363
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 108,624 112,481
7,075,613
Federal National Mortgage Association (FNMA) Fixed Rate 3.4%
FNMA, 2.73%, 9/01/29 ............................... United States 258,108 245,369
FNMA, 3.5%, 6/01/56 - 10/01/56 ........................ United States 1,878,746 1,702,093
FNMA, 4%, 1/01/57 .................................. United States 351,351 329,759
FNMA, 5.28%, 12/01/28 .............................. United States 218,000 221,537
FNMA, 30 Year, 2.5%, 7/01/50 - 8/01/51 .................. United States 10,186,430 8,624,966
FNMA, 30 Year, 3%, 4/01/46 - 4/01/52 .................... United States 4,412,169 3,942,826

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 3.5%, 11/01/51 - 4/01/52 ................. United States 1,433,232 $ 1,308,539
FNMA, 30 Year, 4.5%, 2/01/39 - 4/01/39 .................. United States 9,101 9,005
FNMA, 30 Year, 6%, 5/01/53 - 6/01/53 .................... United States 1,233,963 1,270,472
FNMA, 30 Year, 6.5%, 5/01/53 ......................... United States 53,729 55,845
q
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/56 ...... United States 1,320,000 1,053,931
q
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/41 -
8/25/41 ......................................... United States 29,200,000 27,356,726
q
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/56 ..... United States 41,760,000 34,885,912
q
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/56 ...... United States 990,000 868,841
q
Uniform Mortgage-Backed Securities, 3.5%, TBA, 7/25/56 -
8/25/56 ......................................... United States 14,820,000 13,445,192
q
Uniform Mortgage-Backed Securities, 4%, TBA, 7/25/56 ...... United States 280,000 262,938
q
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/56 ..... United States 3,740,000 3,580,027
q
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/41 - 8/25/41 United States 2,160,000 2,169,358
q
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/56 ...... United States 36,400,000 35,728,939
q
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..... United States 720,000 721,344
q
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/56 ...... United States 1,520,000 1,554,200
q
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/56 ..... United States 1,300,000 1,345,500
140,683,319
Government National Mortgage Association (GNMA) Fixed Rate 1.0%
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 1,117,460 1,141,099
q
GNMA II, Single-family, 30 Year, 2%, 8/15/56 ............... United States 650,000 532,261
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 1/20/54 ....... United States 12,754,432 11,359,851
q
GNMA II, Single-family, 30 Year, 3%, 8/15/56 ............... United States 19,700,000 17,474,515
GNMA II, Single-family, 30 Year, 4%, 2/20/48 ............... United States 2,252,446 2,137,985
q
GNMA II, Single-family, 30 Year, 4%, 7/15/56 ............... United States 2,700,000 2,518,805
GNMA II, Single-family, 30 Year, 4.5%, 5/20/49 ............. United States 36,013 34,755
q
GNMA II, Single-family, 30 Year, 5%, 8/15/56 ............... United States 820,000 807,653
GNMA II, Single-family, 30 Year, 5.5%, 3/20/53 - 7/20/53 ...... United States 1,691,921 1,726,460
q
GNMA II, Single-family, 30 Year, 5.5%, 7/15/56 ............. United States 2,950,000 2,969,820
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 11/20/53 ...... United States 1,012,682 1,060,679
q
GNMA II, Single-family, 30 Year, 6%, 7/15/56 ............... United States 1,990,000 2,033,143
43,797,026
Total Mortgage-Backed Securities (Cost $195,867,576) .........................
191,555,958
Residential Mortgage-Backed Securities 0.4%
Financial Services 0.4%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 167,257 167,939
k
Alternative Loan Trust ,
2005-59, 1A1, FRN, 4.418%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 206,805 197,118
2005-65CB, 2A1, FRN, 4.188%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 374,504 221,748
2006-OA10, 4A1, FRN, 4.143%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 535,088 478,156
2006-OA19, A1, FRN, 3.934%, (1-month SOFR + 0.294%),
2/20/47 ......................................... United States 178,624 146,089
2006-OA7, 1A2, FRN, 4.684%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 287,158 286,379
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 196,060 195,501
b,o
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 20,829 20,378
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 31,007 29,973
b
BRAVO Residential Funding Trust , 2023-NQM5 , A1 , 144A,
6.505% , 6/25/63 ................................... United States 163,285 163,523

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,o
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 97,211 $ 96,750
b,k
Chase Home Lending Mortgage Trust ,
2025-10, A11, 144A, FRN, 4.928%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 80,041 80,263
2025-7, A11, 144A, FRN, 5.028%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 66,939 67,307
o
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.683% ,
5/25/35 ......................................... United States 55,141 54,587
b
Cross Mortgage Trust ,
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 116,221 116,870
o
2024-H8, A1, 144A, FRN, 5.549%, 12/25/69 .............. United States 588,243 590,719
b,o
CSMC Trust , 2021-RPL4 , A1 , 144A, FRN , 4.148% , 12/27/60 ... United States 122,934 122,625
b,k
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.278%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 16,046 16,067
2021-DNA6, M2, 144A, FRN, 5.128%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 146,306 146,495
2021-DNA7, M2, 144A, FRN, 5.428%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 521,000 522,203
2022-DNA2, M1A, 144A, FRN, 4.928%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 22,939 22,940
2022-DNA3, M1B, 144A, FRN, 6.528%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 17,000 17,255
2022-DNA5, M1A, 144A, FRN, 6.578%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 170,103 172,157
2022-DNA6, M1A, 144A, FRN, 5.778%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 7,054 7,067
2022-DNA6, M1B, 144A, FRN, 7.328%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 18,000 18,576
2023-DNA1, M1A, 144A, FRN, 5.73%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 66,948 67,735
2023-HQA2, M1A, 144A, FRN, 5.628%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 11,773 11,781
2023-HQA3, A1, 144A, FRN, 5.478%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 57,727 58,020
2023-HQA3, M1, 144A, FRN, 5.478%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 26,155 26,283
2025-DNA1, A1, 144A, FRN, 4.578%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 328,440 328,837
2025-DNA3, M1, 144A, FRN, 4.728%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 163,832 163,997
2025-DNA4, M1, 144A, FRN, 4.728%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 115,962 116,076
FNMA ,
n,o
2001-79, BI, IO, FRN, 0.25%, 3/25/45 .................. United States 31,828 226
n,o
2002-W8, 1, IO, FRN, 0.288%, 6/25/42 ................. United States 127,864 392
2003-34, P1, Strip, 4/25/43 ........................... United States 4,253 3,930
k
FNMA Connecticut Avenue Securities Trust ,
2016-C04, 1M2, FRN, 7.992%, (30-day SOFR Average +
4.364%), 1/25/29 .................................. United States 175,870 176,291
2016-C05, 2M2, FRN, 8.192%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 138,504 138,856
2016-C06, 1M2, FRN, 7.992%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 109,684 110,365
2016-C07, 2M2, FRN, 8.092%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 160,205 162,147

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA Connecticut Avenue Securities Trust, (continued)
2018-C02, 2M2, FRN, 5.942%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 6,475 $ 6,563
b
2021-R03, 1M2, 144A, FRN, 5.278%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 148,063 148,552
b
2022-R01, 1M1, 144A, FRN, 4.628%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 3,296 3,295
b
2022-R03, 1M2, 144A, FRN, 7.128%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 75,000 76,322
b
2022-R04, 1M2, 144A, FRN, 6.728%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 74,000 74,937
b
2022-R05, 2M2, 144A, FRN, 6.628%, (30-day SOFR Average +
3%), 4/25/42 ..................................... United States 574,747 581,636
b
2022-R09, 2M1, 144A, FRN, 6.128%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 43,538 43,861
b
2023-R06, 1M1, 144A, FRN, 5.328%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 16,073 16,106
b
2023-R07, 2M1, 144A, FRN, 5.578%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 5,719 5,732
b
2023-R08, 1M1, 144A, FRN, 5.128%, (30-day SOFR Average +
1.5%), 10/25/43 ................................... United States 102,139 102,215
b
2024-R03, 2M1, 144A, FRN, 4.778%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 6,523 6,525
b
2024-R06, 1A1, 144A, FRN, 4.778%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 128,218 128,585
b
2025-R01, 1A1, 144A, FRN, 4.578%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 123,155 123,277
b
2025-R01, 1M1, 144A, FRN, 4.728%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 53,977 54,002
b
2025-R02, 1A1, 144A, FRN, 4.628%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 115,193 115,378
b
2025-R02, 1M1, 144A, FRN, 4.778%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 106,510 106,549
b
2025-R03, 2A1, 144A, FRN, 5.078%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 17,994 18,086
b
2025-R04, 1A1, 144A, FRN, 4.628%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 89,841 89,984
b
2025-R04, 1M1, 144A, FRN, 4.828%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 159,617 159,775
b
2025-R06, 1A1, 144A, FRN, 4.528%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 197,855 198,058
b
2026-R01, 2A1, 144A, FRN, 4.478%, (30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 326,654 326,667
b
2026-R01, 2M1, 144A, FRN, 4.628%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 304,367 304,396
b
2026-R02, 1M1, 144A, FRN, 4.678%, (30-day SOFR Average +
1.05%), 2/25/46 ................................... United States 252,420 252,560
b
2026-R03, 2A1, 144A, FRN, 4.728%, (30-day SOFR Average +
1.1%), 4/25/46 .................................... United States 615,311 617,220
b
J.P. Morgan Mortgage Trust ,
k
2024-10, A11, 144A, FRN, 4.878%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 91,521 91,553
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 162,207 162,659
2024-VIS2, A2, 144A, 6.106%, 11/25/64 ................. United States 334,838 335,896
k
2025-1, A11, 144A, FRN, 4.878%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 136,716 136,541
2026-NQX2, A1FC, 144A, 5.628%, 10/25/66 ............. United States 643,000 642,998

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
MFA Trust ,
2023-INV2, A1, 144A, 6.775%, 10/25/58 ................. United States 145,406 $ 145,607
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................ United States 113,867 113,396
b,o
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 3.933% , 8/26/47 .............................. United States 10,882 10,898
b,k
OBX Trust ,
2025-J2, AF, 144A, FRN, 4.928%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 90,421 90,697
2026-INV3, AF2, 144A, FRN, 4.978%, (30-day SOFR Average +
1.35%), 4/25/56 ................................... United States 212,767 212,876
b,o
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 39,364 38,630
b,k
PMT Loan Trust , 2025-INV10 , A36 , 144A, FRN , 4.978% , ( 30-day
SOFR Average + 1.35% ), 10/01/56 .................... United States 184,665 184,946
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 119,955 119,040
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 256,423 253,385
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 621,003 624,963
b
Starwood Mortgage Residential Trust ,
2020-2, M1E, 144A, 3%, 4/25/60 ...................... United States 107,102 106,599
o
2020-3, A3, 144A, FRN, 2.591%, 4/25/65 ................ United States 407,000 374,516
b,k
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.543%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 646,000 646,326
2025-3, A, 144A, FRN, 4.543%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 650,000 653,134
2025-7, A, 144A, FRN, 4.543%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 653,000 656,814
b,k
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN ,
4.628% , ( 30-day SOFR Average + 1% ), 2/25/46 ........... United States 105,430 105,449
k
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.463% , ( 1-month SOFR + 1.814% ), 5/25/47 ......... United States 480,308 398,725
b,o
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 177,000 168,328
WaMu Mortgage Pass-Through Certificates Trust ,
k
2005-AR11, A1B3, FRN, 4.563%, (1-month SOFR + 0.914%),
8/25/45 ......................................... United States 93,482 89,208
k
2005-AR9, A1C3, FRN, 4.723%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 75,824 73,426
o
2007-HY2, 1A1, FRN, 4.015%, 12/25/36 ................ United States 177,178 164,442
15,484,954
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $15,452,903) ...............
15,484,954
Agency Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
FHLMC ,
k
3065, DC, FRN, 8.738%, (-3 x 30-day SOFR Average +
19.517%), 3/15/35 ................................. United States 8,820 8,959
k
406, F30, FRN, 4.778%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 210,917 213,004
k,n
4326, GS, IO, FRN, 2.343%, (-1 x 30-day SOFR Average +
5.936%), 4/15/44 .................................. United States 2,373,796 210,736
n
5010, IA, IO, 3.5%, 9/25/50 .......................... United States 1,646,852 291,060
n
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 2,067,682 470,721
n
5036, IK, IO, 4%, 4/25/50 ............................ United States 2,207,142 460,896
n
5079, BI, IO, 5.5%, 2/25/51 .......................... United States 1,340,270 225,234

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
n
5104, HI, IO, 3.5%, 6/25/49 .......................... United States 3,046,423 $ 558,652
n
5121, KI, IO, 4%, 6/25/51 ............................ United States 2,292,925 552,365
n
5134, IB, IO, 4%, 8/25/51 ............................ United States 2,731,243 541,689
n
5138, YI, IO, 4.5%, 12/25/49 ......................... United States 3,054,845 830,114
n
5142, AI, IO, 3.5%, 9/25/51 .......................... United States 2,717,199 519,215
n
5236, KI, IO, 4%, 11/25/51 ........................... United States 6,515,722 1,306,750
k
5387, DF, FRN, 4.828%, (30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 624,985 632,449
k
5393, FA, FRN, 4.828%, (30-day SOFR Average + 1.2%),
12/25/53 ........................................ United States 677,972 686,062
k
5438, FC, FRN, 4.728%, (30-day SOFR Average + 1.1%),
8/25/54 ......................................... United States 328,689 331,609
k
5440, FH, FRN, 4.728%, (30-day SOFR Average + 1.1%),
7/25/54 ......................................... United States 865,941 873,834
k
5446, DF, FRN, 4.778%, (30-day SOFR Average + 1.15%),
8/25/54 ......................................... United States 649,855 656,653
k
5466, FG, FRN, 4.578%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 1,539,499 1,547,237
FNMA ,
n
2020-31, BI, IO, 4%, 5/25/50 ......................... United States 903,523 176,839
n
2020-78, JI, IO, 4%, 3/25/50 .......................... United States 2,142,896 491,306
n
2020-96, JI, IO, 3%, 1/25/51 .......................... United States 3,992,737 651,377
n
2021-28, NI, IO, 3%, 5/25/41 ......................... United States 3,275,657 307,928
n
2021-45, MI, IO, 2.5%, 2/25/49 ........................ United States 3,577,097 430,269
n
2021-65, LI, IO, 3.5%, 10/25/51 ....................... United States 1,966,334 372,100
k
2024-77, DF, FRN, 4.828%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 160,643 162,628
k
2024-82, FE, FRN, 4.578%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 220,708 221,818
k
2024-89, FA, FRN, 4.828%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 307,324 310,985
k
2024-98, FA, FRN, 4.778%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 183,423 185,360
k
2025-25, FB, FRN, 4.578%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 490,140 492,853
k
2025-41, FA, FRN, 4.778%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 141,868 143,530
GNMA ,
n,o
2015-H26, EI, IO, FRN, 1.709%, 10/20/65 ............... United States 338,053 12,855
n,o
2016-H16, LI, IO, FRN, 2.667%, 7/20/66 ................ United States 1,018,006 55,384
n,o
2020-103, IO, FRN, 0.855%, 1/16/63 ................... United States 3,485,131 221,879
n
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 3,327,459 498,923
n
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 2,003,443 388,278
n
2021-27, IT, IO, 3%, 2/20/51 .......................... United States 2,331,369 391,977
n
2022-30, IG, IO, 3%, 2/20/52 ......................... United States 7,254,543 1,075,172
n
2022-60, IY, IO, 3%, 2/20/52 ......................... United States 3,682,500 541,359
k
2023-152, FB, FRN, 4.759%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 393,239 402,429
k
2024-78, QF, FRN, 4.709%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 343,539 346,611
k,n
2025-120, SD, IO, FRN, 2.246%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 2,590,893 258,326

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
k
2025-169, FC, FRN, 4.609%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 429,586 $ 432,911
19,490,336
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $17,801,872) .......
19,490,336
Municipal Bonds 0.0%
†
Alabama 0.0%
†
Alabama Economic Settlement Authority , BP Settlement Fund ,
Revenue , 2016 B , 4.263% , 9/15/32 .................... United States 290,000 286,342
California 0.0%
†
State of California , GO , 4.35% , 11/01/32 ..................
United States 250,000 247,472
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 175,000 182,132
Illinois 0.0%
†
City of Chicago , GO , 2017 B , PEDM , 7.045% , 1/01/29 ........
United States 90,000 91,748
State of Illinois , GO , 2026 A , 4.854% , 4/01/32 ..............
United States 205,000 205,403
297,151
Pennsylvania 0.0%
†
Philadelphia Authority for Industrial Development , City of
Philadelphia , Revenue , 2004 , NATL Insured , 6.55% , 10/15/28 United States 155,000 161,620
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 4.132% , 11/01/30 ......... United States 105,000 103,201
264,821
South Carolina 0.0%
†
South Carolina Public Service Authority , Revenue , 2009 F , 5.74% ,
1/01/30 ......................................... United States 375,000 383,995
Virginia 0.0%
†
Virginia Commonwealth University , Revenue , 2020 B , Refunding ,
2.124% , 11/01/30 .................................. United States 180,000 163,941
Total Municipal Bonds (Cost $1,850,477) .....................................
1,825,854
Total Long Term Investments (Cost $2,729,794,407) ...........................
4,027,405,725
a
Short Term Investments 7.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 2.6%
b,g
ABN AMRO Funding USA LLC , 144A, 4.11% , 12/22/26 ....... Netherlands 6,000,000 5,882,410
g
Bank of Montreal ,
3.69%, 7/21/26 ..................................... Canada 8,500,000 8,481,740
3.7%, 7/23/26 ...................................... Canada 20,000,000 19,952,866
28,434,606
g
Caterpillar Financial Services Corp. , 3.64% , 7/09/26 ......... United States 18,000,000 17,983,649
b,g
Sheffield Receivables Co. LLC , 144A, 3.7% , 7/14/26 ......... United Kingdom 21,000,000 20,969,789

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,g
Sumitomo Mitsui Trust Bank Ltd. , 144A, 3.99% , 11/05/26 ...... Japan 11,000,000 $ 10,846,234
g
Toronto-Dominion Bank (The) , 3.67% , 7/01/26 .............. Canada 20,000,000 19,997,960
g
Toyota Credit de Puerto Rico Corp. , 3.89% , 9/15/26 ......... United States 4,500,000 4,462,851
Total Commercial Papers (Cost $108,592,902) ................................
108,577,499
a a a
U.S. Government and Agency Securities 0.6%
g,r
U.S. Treasury Bills ,
3.37%, 7/16/26 ................................... United States 12,800,000 12,780,832
3.75%, 10/22/26 ................................... United States 10,200,000 10,080,217
22,861,049
Total U.S. Government and Agency Securities (Cost $22,864,568) ...............
22,861,049
Shares
Management Investment Companies 4.4%
s,t
Putnam Short Term Investment Fund, Class P, 3.837% ....... United States 184,960,419 184,960,419
Total Management Investment Companies (Cost $184,960,419) .................
184,960,419
Money Market Funds 0.3%
t,u
JPM USD Treasury CNAV Fund, 3.49% ................... Luxembourg 211,432 211,432
s,t,u
Putnam Government Money Market Fund, Class G, 3.477% ... United States 13,991,876 13,991,876
Total Money Market Funds (Cost $14,203,308) ................................
14,203,308
Total Short Term Investments (Cost $330,621,197 ) .............................
330,602,275
a
Total Investments (Cost $3,060,415,604) 103.8% ..............................
$4,358,008,000
TBA Sale Commitments (0.9)% ..............................................
(39,173,587)
Other Assets, less Liabilities (2.9)% .........................................
(120,323,776)
Net Assets 100.0% .........................................................
$4,198,510,637
a a a
Principal
Amount
*
v
TBA Sale Commitments (0.9)%
Mortgage-Backed Securities (0.9)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.6)%
Uniform Mortgage-Backed Securities ,
2.5%, TBA, 7/25/41 ................................ United States (14,600,000) (13,705,750)
3%, TBA, 7/25/56 .................................. United States (990,000) (868,841)
3%, TBA, 8/25/56 .................................. United States (990,000) (862,847)
3.5%, TBA, 7/25/56 ................................ United States (1,220,000) (1,114,348)
3.5%, TBA, 8/25/56 ................................ United States (220,000) (199,470)
4%, TBA, 7/25/56 .................................. United States (280,000) (262,937)
4%, TBA, 8/25/56 .................................. United States (280,000) (261,537)
5%, TBA, 7/25/41 .................................. United States (1,080,000) (1,086,244)
6%, TBA, 7/25/56 .................................. United States (1,520,000) (1,554,200)
6%, TBA, 8/25/56 .................................. United States (1,520,000) (1,549,009)
6.5%, TBA, 7/25/56 ................................ United States (1,300,000) (1,345,500)
6.5%, TBA, 8/25/56 ................................ United States (1,300,000) (1,343,306)
(24,153,989)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (0.3)%
GNMA II, Single-family, 30 Year ,
4%, 7/15/56 ...................................... United States (2,700,000) $ (2,518,805)
4%, 8/15/56 ...................................... United States (2,700,000) (2,508,480)
5.5%, 7/15/56 .................................... United States (2,950,000) (2,969,820)
5.5%, 8/15/56 .................................... United States (2,950,000) (2,961,039)
6%, 7/15/56 ...................................... United States (1,990,000) (2,033,143)
6%, 8/15/56 ...................................... United States (1,990,000) (2,028,311)
(15,019,598)
Total TBA Sale Commitments (Proceeds $(39,169,798)) ........................
$(39,173,587)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $264,640,781, representing 6.3% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
See Note 3 regarding restricted securities.
g
The rate shown represents the yield at period end.
h
Income may be received in additional securities and/or cash.
i
The coupon rate shown represents the rate at period end.
j
Perpetual security with no stated maturity date.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
See Note 4 regarding unfunded loan commitments.
m
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
n
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Defaulted security or security for which income has been deemed uncollectible.
q
Security purchased on a to-be-announced (TBA) basis.
r
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At June 30, 2026, the aggregate value of these securities pledged amounted to $22,283,925, representing 0.5% of net assets.
s
See Note 5 regarding investments in affiliated management investment companies.
t
The rate shown is the annualized seven-day effective yield at period end.
u
The security is owned by Franklin Dynamic Asset Allocation Growth Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
v
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

At June 30, 2026, the Fund had the following futures contracts outstanding.
At June 30, 2026, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Short 183 $ 28,779,495 9/18/26 $ 271,376
MSCI Emerging Markets Index .................. Long 81 7,117,065 9/18/26 (70,693)
Russell 2000 E-Mini Index ...................... Short 292 44,465,760 9/18/26 (422,802)
S&P 500 E-Mini Index ......................... Long 54 20,380,275 9/18/26 (141,429)
S&P MidCap 400 E-Mini Index .................. Short 2 777,000 9/18/26 (11,373)
S&P/TSX 60 Index ........................... Long 214 62,036,989 9/17/26 38,872
SPI 200 Index ............................... Short 408 61,975,849 9/17/26 956,883
TOPIX Index ................................ Long 171 42,099,265 9/10/26 1,109,016
Interest rate contracts
Euro-Bobl .................................. Short 34 4,482,328 9/08/26 (27,754)
Euro-BTP .................................. Long 35 4,772,926 9/08/26 59,281
Euro-Bund ................................. Long 33 4,801,457 9/08/26 57,561
Euro-OAT .................................. Long 54 7,402,814 9/08/26 56,608
Euro-Schatz ................................ Long 53 6,416,704 9/08/26 15,789
Japan 10 Year Bonds ......................... Long 29 22,788,708 9/14/26 67,611
Long Gilt ................................... Long 45 5,324,967 9/28/26 65,826
Short-Term Euro-BTP ......................... Long 9 1,100,838 9/08/26 3,929
U.S. Treasury 10 Year Notes .................... Long 589 64,725,578 9/21/26 152,158
U.S. Treasury 10 Year Ultra Notes ................ Short 35 3,936,406 9/21/26 (20,289)
U.S. Treasury 2 Year Notes ..................... Long 537 110,693,320 9/30/26 (159,326)
U.S. Treasury 5 Year Notes ..................... Long 588 62,943,562 9/30/26 (37,195)
U.S. Treasury Long Bonds ..................... Long 376 42,676,000 9/21/26 551,488
U.S. Treasury Ultra Bonds ...................... Long 266 30,897,562 9/21/26 531,621
Total Futures Contracts ...................................................................... $3,047,158
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 1,026,200 723,440 7/15/26 $ — $ (13,121)
Australian Dollar .... BZWS Buy 694,700 489,745 7/15/26 — (8,885)
Australian Dollar .... MSCO Buy 1,950,500 1,374,330 7/15/26 147 (24,372)
Australian Dollar .... MSCO Sell 213,000 152,394 7/15/26 4,959 —
Australian Dollar .... SSBT Sell 715,900 504,700 7/15/26 9,165 —
Australian Dollar .... TDOM Buy 6,661,400 4,696,154 7/15/26 — (85,240)
Australian Dollar .... UBSW Buy 944,300 665,647 7/15/26 — (12,018)
Australian Dollar .... WPAC Buy 659,000 464,567 7/15/26 — (8,418)
Canadian Dollar .... BOFA Buy 86,984,100 63,187,177 7/15/26 — (1,818,765)
Canadian Dollar .... BOFA Sell 406,400 291,892 7/15/26 5,172 —
Canadian Dollar .... BZWS Sell 400 291 7/15/26 8 —
Canadian Dollar .... HSBK Sell 2,155,200 1,571,068 7/15/26 50,547 —
Canadian Dollar .... JPHQ Sell 1,600 1,162 7/15/26 33 —
Canadian Dollar .... MSCO Sell 2,381,800 1,704,035 7/15/26 24,458 (814)

Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... SSBT Buy 275,900 201,612 7/15/26 $ — $ (6,961)
Canadian Dollar .... SSBT Sell 173,900 126,320 7/15/26 3,632 —
Canadian Dollar .... TDOM Sell 6,879,000 4,995,922 7/15/26 142,698 —
Canadian Dollar .... UBSW Sell 1,367,100 994,483 7/15/26 29,976 —
Israeli New Shekel .. BZWS Buy 647,900 211,645 7/15/26 6,150 —
Israeli New Shekel .. CITI Buy 121,100 39,551 7/15/26 1,158 —
Israeli New Shekel .. HSBK Buy 2,564,300 837,557 7/15/26 24,447 —
Israeli New Shekel .. MSCO Buy 55,600 18,161 7/15/26 530 —
Israeli New Shekel .. SSBT Buy 125,300 40,949 7/15/26 1,171 —
Israeli New Shekel .. UBSW Buy 1,788,000 584,131 7/15/26 16,915 —
Mexican Peso ...... BOFA Buy 5,142,100 293,048 7/15/26 671 —
Mexican Peso ...... BZWS Buy 1,143,800 65,179 7/15/26 156 —
Mexican Peso ...... GSCO Buy 19,693,300 1,122,221 7/15/26 2,668 —
Mexican Peso ...... GSCO Sell 4,292,800 246,911 7/15/26 1,705 —
Mexican Peso ...... HSBK Sell 4,125,100 235,148 7/15/26 — (480)
Mexican Peso ...... MSCO Sell 1,251,100 71,288 7/15/26 — (176)
Mexican Peso ...... UBSW Buy 12,247,400 697,820 7/15/26 1,756 —
New Zealand Dollar . MSCO Buy 352,200 206,605 7/15/26 — (6,471)
South African Rand .. BOFA Buy 14,786,200 894,061 7/15/26 7,619 —
South African Rand .. BZWS Buy 2,379,000 143,513 7/15/26 1,561 —
South African Rand .. CITI Sell 8,742,800 527,490 7/15/26 — (5,657)
South African Rand .. GSCO Sell 10,709,700 647,813 7/15/26 — (5,278)
South African Rand .. HSBK Sell 4,995,900 308,526 7/15/26 3,870 —
South African Rand .. MSCO Sell 17,631,200 1,063,571 7/15/26 — (11,601)
South African Rand .. SSBT Sell 36,939,200 2,236,982 7/15/26 — (15,615)
South African Rand .. TDOM Buy 2,407,900 145,286 7/15/26 1,551 —
South African Rand .. UBSW Sell 2,465,000 148,692 7/15/26 — (1,627)
Chinese Yuan ...... CITI Sell 60,117,100 8,899,315 8/12/26 21,444 —
Chinese Yuan ...... JPHQ Buy 79,871,100 11,824,834 8/12/26 — (29,765)
Chinese Yuan ...... SSBT Buy 4,827,900 714,696 8/12/26 — (1,729)
Hong Kong Dollar ... BOFA Buy 25,773,400 3,294,200 8/12/26 — (2,785)
Hong Kong Dollar ... BOFA Sell 10,127,200 1,294,727 8/12/26 1,431 (6)
Hong Kong Dollar ... BZWS Buy 1,404,400 179,859 8/12/26 — (508)
Hong Kong Dollar ... CITI Buy 3,943,500 505,021 8/12/26 — (1,412)
Hong Kong Dollar ... CITI Sell 1,037,800 132,537 8/12/26 3 —
Hong Kong Dollar ... GSCO Buy 38,436,900 4,922,137 8/12/26 — (13,517)
Hong Kong Dollar ... HSBK Buy 2,198,000 280,812 8/12/26 — (115)
Hong Kong Dollar ... HSBK Sell 84,837,800 10,862,628 8/12/26 28,340 —
Hong Kong Dollar ... JPHQ Buy 652,600 83,584 8/12/26 — (243)
Hong Kong Dollar ... MSCO Buy 5,798,600 742,674 8/12/26 — (2,158)
Hong Kong Dollar ... SSBT Buy 2,601,000 333,074 8/12/26 — (910)
Hong Kong Dollar ... SSBT Sell 27,299,600 3,496,160 8/12/26 9,839 —
Hong Kong Dollar ... TDOM Buy 2,504,700 320,823 8/12/26 — (958)
Hong Kong Dollar ... TDOM Sell 2,166,900 276,819 8/12/26 93 —
Hong Kong Dollar ... UBSW Sell 3,370,900 431,750 8/12/26 1,266 —
Japanese Yen ...... BOFA Buy 200,585,800 1,290,153 8/12/26 — (52,297)
Japanese Yen ...... BOFA Sell 94,974,400 601,434 8/12/26 15,327 —
Japanese Yen ...... BZWS Sell 115,618,100 743,708 8/12/26 30,205 —
Japanese Yen ...... CITI Sell 486,587,000 3,130,127 8/12/26 127,299 —
Japanese Yen ...... GSCO Buy 216,588,800 1,393,284 8/12/26 — (56,671)
Japanese Yen ...... HSBK Sell 315,933,200 2,032,333 8/12/26 82,645 —
Japanese Yen ...... MSCO Buy 2,249,665,800 14,354,491 8/12/26 — (471,345)
Japanese Yen ...... MSCO Sell 453,673,300 2,841,650 8/12/26 41,939 —
Japanese Yen ...... SSBT Sell 1,868,473,500 12,018,968 8/12/26 488,238 —
Japanese Yen ...... TDOM Sell 124,222,500 799,038 8/12/26 32,436 —
Japanese Yen ...... UBSW Buy 792,551,800 5,027,469 8/12/26 — (136,471)
Japanese Yen ...... UBSW Sell 137,013,900 866,198 8/12/26 20,657 —

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
New Taiwan Dollar .. BZWS Sell 24,477,600 779,095 8/12/26 $ 11,932 $ —
Singapore Dollar .... BZWS Buy 27,300 21,675 8/12/26 — (511)
Singapore Dollar .... CITI Buy 17,000 13,177 8/12/26 2 —
Singapore Dollar .... HSBK Sell 515,300 409,139 8/12/26 9,644 —
Singapore Dollar .... MSCO Buy 525,400 417,185 8/12/26 — (9,861)
Singapore Dollar .... SSBT Buy 3,644,900 2,893,956 8/12/26 — (68,190)
Singapore Dollar .... SSBT Sell 2,705,400 2,123,370 8/12/26 25,967 —
Singapore Dollar .... UBSW Buy 8,700 6,907 8/12/26 — (162)
South Korean Won .. JPHQ Sell 1,217,286,700 833,958 8/12/26 46,638 —
Brazilian Real ...... BOFA Buy 1,005,700 195,433 9/16/26 — (4,198)
Brazilian Real ...... GSCO Sell 1,459,200 282,719 9/16/26 5,250 —
British Pound ...... BOFA Sell 3,281,800 4,410,181 9/16/26 57,051 —
British Pound ...... BZWS Buy 136,900 183,953 9/16/26 — (2,363)
British Pound ...... CITI Sell 18,964,900 25,465,992 9/16/26 310,077 —
British Pound ...... GSCO Sell 3,026,100 4,062,781 9/16/26 48,823 —
British Pound ...... HSBK Buy 493,200 662,227 9/16/26 — (8,023)
British Pound ...... HSBK Sell 6,600 8,860 9/16/26 106 —
British Pound ...... JPHQ Sell 432,600 580,764 9/16/26 6,943 —
British Pound ...... MSCO Buy 1,119,100 1,497,119 9/16/26 168 (12,861)
British Pound ...... MSCO Sell 3,210,600 4,300,836 9/16/26 44,042 (1,893)
British Pound ...... SSBT Sell 3,888,100 5,214,848 9/16/26 57,494 —
British Pound ...... TDOM Buy 1,712,600 2,297,667 9/16/26 — (25,996)
British Pound ...... UBSW Sell 655,800 879,972 9/16/26 10,089 —
Danish Krone ...... BOFA Buy 12,305,100 1,919,915 9/16/26 — (31,104)
Danish Krone ...... BZWS Sell 2,017,600 314,768 9/16/26 5,070 —
Danish Krone ...... CITI Sell 4,175,100 651,218 9/16/26 10,347 —
Danish Krone ...... HSBK Buy 4,298,300 670,195 9/16/26 — (10,413)
Danish Krone ...... JPHQ Buy 4,849,000 756,002 9/16/26 — (11,689)
Danish Krone ...... MSCO Buy 193,200 29,634 9/16/26 22 —
Danish Krone ...... MSCO Sell 46,915,400 7,294,624 9/16/26 95,823 (2,629)
Danish Krone ...... SSBT Buy 406,900 63,396 9/16/26 — (938)
Danish Krone ...... TDOM Buy 135,900 21,178 9/16/26 — (318)
Euro ............. BOFA Sell 2,876,000 3,340,098 9/16/26 44,513 (1,205)
Euro ............. BZWS Buy 2,445,400 2,848,805 9/16/26 — (45,615)
Euro ............. CITI Sell 414,400 482,602 9/16/26 7,570 —
Euro ............. GSCO Sell 1,927,800 2,244,526 9/16/26 34,666 —
Euro ............. HSBK Sell 2,450,500 2,846,064 9/16/26 37,245 (217)
Euro ............. JPHQ Buy 848,300 968,558 9/16/26 3,858 —
Euro ............. JPHQ Sell 1,084,600 1,262,633 9/16/26 19,344 —
Euro ............. MSCO Buy 5,270,800 6,053,244 9/16/26 9,096 (20,363)
Euro ............. MSCO Sell 4,418,600 5,107,320 9/16/26 49,937 (7,708)
Euro ............. SSBT Sell 1,464,000 1,703,424 9/16/26 25,224 —
Euro ............. TDOM Sell 18,610,500 21,656,108 9/16/26 322,679 —
Euro ............. UBSW Buy 567,000 659,904 9/16/26 — (9,945)
Euro ............. WPAC Sell 3,385,500 3,939,039 9/16/26 58,202 —
Hungarian Forint .... BOFA Sell 69,389,500 229,162 9/16/26 6,943 —
Hungarian Forint .... CITI Sell 125,566,500 414,267 9/16/26 12,141 —
Hungarian Forint .... GSCO Sell 198,072,800 653,468 9/16/26 19,142 —
Hungarian Forint .... SSBT Sell 73,560,400 242,317 9/16/26 6,740 —
Hungarian Forint .... TDOM Sell 50,379,600 165,912 9/16/26 4,572 —
Norwegian Krone ... CITI Buy 53,300 5,588 9/16/26 — (210)
Norwegian Krone ... GSCO Buy 250,300 26,218 9/16/26 — (959)
Norwegian Krone ... JPHQ Sell 10,324,500 1,081,319 9/16/26 39,414 —
Norwegian Krone ... MSCO Buy 7,924,300 829,998 9/16/26 — (30,310)
Norwegian Krone ... TDOM Buy 117,200 11,824 9/16/26 3 —
Polish Zloty ........ BOFA Buy 178,200 48,695 9/16/26 — (1,326)
Polish Zloty ........ CITI Sell 1,211,600 330,587 9/16/26 8,523 —

Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At June 30, 2026, the Fund had the following credit default swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Polish Zloty ........ GSCO Sell 2,307,500 629,632 9/16/26 $ 16,259 $ —
Polish Zloty ........ HSBK Sell 1,279,500 349,127 9/16/26 9,014 —
Polish Zloty ........ MSCO Buy 907,000 247,364 9/16/26 — (6,268)
Polish Zloty ........ SSBT Buy 1,611,500 439,326 9/16/26 — (10,962)
Polish Zloty ........ TDOM Sell 253,500 69,111 9/16/26 1,727 —
Polish Zloty ........ UBSW Buy 745,400 203,302 9/16/26 — (5,162)
Swedish Krona ..... BOFA Buy 1,089,700 116,856 9/16/26 — (3,987)
Swedish Krona ..... BZWS Buy 20,366,300 2,183,538 9/16/26 — (74,028)
Swedish Krona ..... CITI Buy 136,600 14,637 9/16/26 — (489)
Swedish Krona ..... GSCO Buy 339,600 36,362 9/16/26 — (1,187)
Swedish Krona ..... HSBK Buy 22,644,800 2,419,753 9/16/26 — (74,239)
Swedish Krona ..... MSCO Buy 7,662,400 819,092 9/16/26 12 (25,444)
Swedish Krona ..... SSBT Buy 6,402,100 684,332 9/16/26 — (21,213)
Swedish Krona ..... TDOM Buy 4,508,100 482,154 9/16/26 — (15,212)
Swiss Franc ....... BOFA Sell 1,423,600 1,812,810 9/16/26 35,774 —
Swiss Franc ....... BZWS Buy 54,000 68,787 9/16/26 — (1,380)
Swiss Franc ....... CITI Buy 348,400 439,487 9/16/26 — (4,590)
Swiss Franc ....... CITI Sell 320,300 407,516 9/16/26 7,696 —
Swiss Franc ....... GSCO Buy 182,800 232,563 9/16/26 — (4,379)
Swiss Franc ....... HSBK Buy 1,341,600 1,706,545 9/16/26 — (31,867)
Swiss Franc ....... HSBK Sell 323,400 411,506 9/16/26 7,815 —
Swiss Franc ....... JPHQ Buy 652,900 829,291 9/16/26 — (14,295)
Swiss Franc ....... MSCO Buy 263,000 327,747 9/16/26 548 —
Swiss Franc ....... MSCO Sell 1,805,700 2,297,349 9/16/26 43,349 —
Swiss Franc ....... SSBT Buy 1,516,000 1,928,107 9/16/26 — (35,731)
Swiss Franc ....... TDOM Buy 412,300 524,221 9/16/26 — (9,560)
Swiss Franc ....... UBSW Buy 1,605,800 2,042,795 9/16/26 — (38,324)
Total Forward Exchange Contracts ................................................... $2,821,379 $(3,483,713)
Net unrealized appreciation (depreciation) ............................................ $(662,334)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 7,754,000 $ 629,440 $ 429,292 $ 200,148
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 193,365,000 4,293,423 4,103,228 190,195
Investment
Grade
iTraxx Europe
Main 45 .... 1.00% Quarterly 6/20/31 14,763,000 EUR 382,527 350,865 31,662
Investment
Grade
Total C entrally Cleared Swap Contracts ..................................... $5,305,390 $4,883,385 $422,005

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

At June 30, 2026, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 1,000 $ 72 $ (62) $ 134
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 1,000 (72) 64 (136)
Investment
Grade
Total OTC Swap Contracts .............................................. $— $2 $(2)
Total Credit Default Swap Contracts .................................... $5,305,390 $ 4,883,387 $422,003
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/28 120,408,000 $ (80,115) $ (302,748) $ 222,633
Receive Fixed 2.86% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/16/28 6,978,000 CAD 13,037 15,750 (2,713)
Receive Fixed 2.92% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/28 19,624,000 EUR 79,265 62,010 17,255
Receive Fixed 4.04% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/28 112,803,000 32,278 248,620 (216,342)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.94% .... Annual 9/16/28 2,302,000 EUR (10,308) (8,312) (1,996)
Receive Fixed 1.54% .. Quarterly
Pay Floating 1-week
CNY-Fixing Repo Rate Quarterly 9/16/31 183,805,000 CNY 96,572 (5,230) 101,802
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.02% .... Annual 9/16/31 3,582,000 (16,271) (17,076) 805

Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At June 30, 2026, the Fund had the following total return swap contracts outstanding.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 2.94% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/31 2,392,000 EUR $ 24,167 $ 15,322 $ 8,845
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.08% .... Annual 9/16/33 13,675,000 (107,251) (85,753) (21,498)
Receive Fixed 3.12% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/36 7,598,000 EUR 141,687 69,901 71,786
Receive Fixed 3.32% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/16/36 3,710,000 CAD 36,556 32,235 4,321
Receive Fixed 4.16% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/36 52,803,000 546,848 356,390 190,458
Receive Fixed 4.18% .. Quarterly
Pay Floating 3-month
CD_KSDA ......... Quarterly 9/16/36 5,944,502,000 KRW 72,309 64,484 7,825
Receive Fixed 3.24% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/56 1,002,000 EUR 35,393 10,436 24,957
Receive Fixed 3.58% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/16/56 822,000 CAD 13,329 10,674 2,655
Receive Fixed 4.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 15,995,000 293,166 108,721 184,445
Receive Fixed 4.32% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 1,731,000 37,571 22,814 14,757
Total Interest Rate Swap Contracts ................................. $1,208,233 $ 598,238 $609,995
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSIIPGDL Index
#
..................... 0% At Maturity GSCO 9/30/26 153,149,471 $ (1,257,408)
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 5/28/27 126,455,849 5,835,096
Short
b
GSIIPGSS Index
#
..................... 0% At Maturity GSCO 9/30/26 138,575,761 352,079
IBOXIG Index ........................ 1-day SOFR Quarterly JPHQ 12/20/26 9,200,000 (121,851)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Total Return Swap Contracts
(continued)
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value*
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts (continued)
Short
b
(continued)
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 5/28/27 126,864,738 $ (3,656,073)
Total Return Swap Contracts .................................................................... $1,151,843
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Description Sector Shares Value
Percentage
value
GSIIPGDL
C ommon S tocks
Iberdrola SA Utilities 46,537 $ 1,162,014 0.76%
Airbnb, Inc. Consumer Discretionary 8,120 1,161,944 0.76%
Endesa SA Utilities 25,336 1,155,187 0.76%
Klepierre SA Real Estate 27,020 1,130,017 0.74%
Veralto Corp. Industrials 12,520 1,110,262 0.73%
Altria Group, Inc. Consumer Staples 14,886 1,071,082 0.70%
Cie Financiere Richemont SA Consumer Discretionary 4,522 1,045,882 0.69%
E.ON SE Utilities 49,894 1,028,218 0.68%
SS&C Technologies Holdings, Inc. Industrials 16,142 1,001,624 0.66%
Pepsico, Inc. Consumer Staples 7,395 1,001,288 0.66%
VICI Properties, Inc. Real Estate 37,643 999,415 0.66%
Colgate-Palmolive Co. Consumer Staples 10,791 989,352 0.65%
Telia Co. AB Communication Services 202,225 986,453 0.65%
Travelers Cos., Inc. (The) Financials 2,979 983,343 0.65%
Chevron Corp. Energy 5,749 952,987 0.63%
Danske Bank A/S Financials 17,450 934,682 0.62%
Holcim AG Materials 10,098 912,327 0.60%
Allegion plc Industrials 6,432 903,563 0.59%
Simon Property Group, Inc. Real Estate 4,016 898,166 0.59%
AMETEK, Inc. Industrials 3,622 876,329 0.58%
Avery Dennison Corp. Materials 5,393 875,603 0.58%
Automatic Data Processing, Inc. Industrials 3,877 868,162 0.57%
Jack Henry & Associates, Inc. Financials 6,274 864,238 0.57%
Secom Co. Ltd. Industrials 21,457 852,333 0.56%
Conoco Phillips Energy 8,054 837,254 0.55%
National Bank of Canada Financials 5,302 836,835 0.55%
MSCI, Inc. Financials 1,491 834,737 0.55%
Kenvue, Inc. Consumer Staples 43,118 823,989 0.54%
Tokyo Gas Co. Ltd. Utilities 21,569 812,338 0.53%
BP PLC Energy 127,618 791,180 0.52%
George Weston Ltd. Consumer Staples 10,892 781,520 0.51%
Knorr-Bremse AG Industrials 6,666 774,262 0.51%
Kirin Holdings Co. Ltd. Consumer Staples 43,644 754,731 0.50%
Canadian Utilities Ltd. Utilities 20,230 751,730 0.49%
QBE Insurance Group Ltd. Financials 42,889 748,491 0.49%
Chubb Ltd. Financials 2,175 741,213 0.49%
Singapore Exchange Ltd. Financials 39,690 738,898 0.49%
Lockheed Martin Corp. Industrials 1,444 735,682 0.48%

Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Description Sector Shares Value
Percentage
value
GSIIPGDL
Common Stocks (continued)
Bristol-Myers Squibb Co. Health Care 12,730 $ 733,526 0.48%
Deutsche Telekom AG Communication Services 26,890 733,218 0.48%
TotalEnergies SE Energy 9,140 710,899 0.47%
State Street Corp. Financials 4,175 708,044 0.47%
National Grid PLC Utilities 42,445 703,057 0.46%
Power Assets Holdings Ltd. Utilities 95,939 698,558 0.46%
Ipsen SA Health Care 3,609 696,566 0.46%
Hartford Insurance Group, Inc. (The) Financials 5,230 693,142 0.46%
Danone SA Consumer Staples 8,426 691,103 0.45%
Fortum Oyj Utilities 29,436 682,838 0.45%
Telenor ASA Communication Services 46,749 669,906 0.44%
Oversea-Chinese Banking Corp. Ltd. Financials 34,514 661,491 0.44%
Description Sector Shares Value
Percentage
value
BCFTUSAL
C ommon S tocks
Lam Research Corp. Information Technology 4,920 2,132,046 1.61%
Applied Materials, Inc. Information Technology 2,708 1,958,202 1.48%
Toll Brothers, Inc. Consumer Discretionary 10,965 1,806,426 1.36%
United Airlines Holdings, Inc. Industrials 13,191 1,793,822 1.35%
Astera Labs, Inc. Information Technology 3,627 1,751,692 1.32%
GE Vernova, Inc. Industrials 1,483 1,742,274 1.32%
Virtu Financial, Inc. Financials 29,123 1,734,863 1.31%
Exelixis, Inc. Health Care 31,767 1,728,423 1.30%
Citigroup, Inc. Financials 12,315 1,723,623 1.30%
State Street Corp. Financials 10,016 1,698,663 1.28%
Valero Energy Corp. Energy 6,365 1,657,706 1.25%
Arista Networks, Inc. Information Technology 9,727 1,652,349 1.25%
Natera, Inc. Health Care 6,069 1,647,406 1.24%
Sandisk Corp. Information Technology 703 1,599,026 1.21%
Cadence Design Systems, Inc. Information Technology 4,159 1,560,937 1.18%
Freeport-McMoRan, Inc. Materials 24,669 1,551,424 1.17%
Johnson Controls International plc Industrials 10,508 1,535,267 1.16%
Edison International Utilities 20,503 1,526,483 1.15%
Curtiss-Wright Corp. Industrials 2,013 1,525,745 1.15%
Unum Group Financials 16,550 1,479,591 1.12%
Affiliated Managers Group, Inc. Financials 4,362 1,476,097 1.11%
Axis Capital Holdings Ltd. Financials 13,346 1,433,851 1.08%
Cheniere Energy, Inc. Energy 5,752 1,374,885 1.04%
General Motors Co. Consumer Discretionary 17,510 1,349,705 1.02%
Cirrus Logic, Inc. Information Technology 8,904 1,322,583 1.00%
MGIC Investment Corp. Financials 46,862 1,321,510 1.00%
Allison Transmission Holdings, Inc. Industrials 11,689 1,317,859 1.00%
Regeneron Pharmaceuticals, Inc. Health Care 2,021 1,260,344 0.95%
Synchrony Financial Financials 16,429 1,249,426 0.94%
Rubrik, Inc. Information Technology 15,061 1,209,105 0.91%
NRG Energy, Inc. Utilities 8,231 1,202,180 0.91%
Everpure, Inc. Information Technology 15,239 1,200,675 0.91%
Flex Ltd. Information Technology 7,360 1,192,808 0.90%
QUALCOMM, Inc. Information Technology 6,381 1,179,166 0.89%
eBay, Inc. Consumer Discretionary 10,464 1,169,400 0.88%
Vornado Realty Trust Real Estate 29,520 1,160,149 0.88%
Spotify Technology SA Communication Services 2,494 1,144,886 0.86%
Booking Holdings, Inc. Consumer Discretionary 6,300 1,122,932 0.85%
Ciena Corp. Information Technology 2,235 1,096,421 0.83%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Description Sector Shares Value
Percentage
value
BCFTUSAL
Common Stocks (continued)
AutoNation, Inc. Consumer Discretionary 5,829 $ 1,082,894 0.82%
Textron, Inc. Industrials 11,375 1,043,406 0.79%
American International Group, Inc. Financials 13,822 1,030,150 0.78%
Equitable Holdings, Inc. Financials 23,449 1,028,942 0.78%
Millicom International Cellular SA Communication Services 11,170 1,013,774 0.77%
Manhattan Associates, Inc. Information Technology 7,275 1,013,054 0.77%
Boyd Gaming Corp. Consumer Discretionary 11,178 987,318 0.75%
Ventas, Inc. Real Estate 10,924 970,017 0.73%
MGM Resorts International Consumer Discretionary 20,151 963,408 0.73%
DoorDash, Inc. Consumer Discretionary 5,114 943,599 0.71%
Iridium Communications, Inc. Communication Services 16,206 888,905 0.67%
Description Sector Shares Value
Percentage
value
GSIIPGSS
C ommon S tocks
Straumann Holding AG Health Care 8,166 1,077,093 0.78%
CenterPoint Energy, Inc. Utilities 22,994 1,012,637 0.74%
Entergy Corp. Utilities 8,816 1,012,618 0.74%
Dominion Energy, Inc. Utilities 14,672 1,001,931 0.73%
Southern Co. (The) Utilities 10,343 989,959 0.72%
Enbridge, Inc. Energy 17,305 938,074 0.68%
ONEOK, Inc. Energy 10,607 922,177 0.67%
Visa, Inc. Financials 2,683 920,440 0.67%
Hermes International SCA Consumer Discretionary 502 916,683 0.67%
American Water Works Co., Inc. Utilities 6,960 915,762 0.67%
International Paper Co. Materials 23,926 911,576 0.66%
Walmart, Inc. Consumer Staples 7,973 903,046 0.66%
Ingersoll Rand, Inc. Industrials 10,941 897,070 0.65%
Orange SA Communication Services 47,163 889,973 0.65%
Ferrovial NV Industrials 12,934 886,965 0.64%
Eaton Corp. PLC Industrials 2,069 881,712 0.64%
Heineken NV Consumer Staples 10,204 858,652 0.62%
Cellnex Telecom SA Communication Services 28,338 847,220 0.62%
Diamondback Energy, Inc. Energy 4,774 839,162 0.61%
Waste Connections, Inc. Industrials 4,976 829,405 0.60%
Realty Income Corp. Real Estate 13,358 827,633 0.60%
Land Securities Group PLC Real Estate 95,513 825,274 0.60%
Duke Energy Corp. Utilities 6,452 816,757 0.59%
Swiss Life Holding AG Financials 740 815,550 0.59%
Singapore Telecommunications Ltd. Communication Services 229,980 784,115 0.57%
Fifth Third Bancorp Financials 13,674 770,815 0.56%
Coca-Cola Europacific Partners PLC Consumer Staples 7,442 744,696 0.54%
Coca-Cola Co. (The) Consumer Staples 9,158 744,272 0.54%
Wilmar International Ltd. Consumer Staples 262,423 732,418 0.53%
British American TobacCo. PLC Consumer Staples 11,580 718,839 0.52%
WEC Energy Group, Inc. Utilities 6,152 718,404 0.52%
Aker BP ASA Energy 23,406 717,153 0.52%
Beiersdorf AG Consumer Staples 8,167 703,454 0.51%
Hong Kong & China Gas Co. Ltd. Utilities 848,586 703,363 0.51%
Pernod Ricard SA Consumer Staples 9,504 693,892 0.50%
Xcel Energy, Inc. Utilities 8,433 677,190 0.49%
Zurich Insurance Group AG Financials 903 670,166 0.49%
Equifax, Inc. Industrials 4,184 664,129 0.48%
Union Pacific Corp. Industrials 2,410 655,607 0.48%
Emerson Electric Co. Industrials 4,537 649,461 0.47%

Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Description Sector Shares Value
Percentage
value
GSIIPGSS
Common Stocks (continued)
Lennar Corp. Consumer Discretionary 7,163 $ 648,137 0.47%
Alliant Energy Corp. Utilities 8,302 633,388 0.46%
EQT AB Financials 22,090 625,408 0.45%
TELUS Corp. Communication Services 58,741 621,045 0.45%
Paychex, Inc. Industrials 6,306 620,083 0.45%
Linde PLC Materials 1,188 616,398 0.45%
Palo Alto Networks, Inc. Information Technology 1,787 609,470 0.44%
Exelon Corp. Utilities 12,988 605,496 0.44%
Legal & General Group PLC Financials 156,152 592,742 0.43%
Genuine Parts Co. Consumer Discretionary 5,014 591,545 0.43%
Description Sector Shares Value
Percentage
value
BCFTUSAS
C ommon S tocks
Dell Technologies, Inc. Information Technology 5,204 2,245,512 1.72%
MKS, Inc. Information Technology 4,752 2,113,795 1.62%
Micron Technology, Inc. Information Technology 1,772 2,045,825 1.56%
Entegris, Inc. Information Technology 10,456 1,880,683 1.44%
Brown & Brown, Inc. Financials 27,859 1,787,171 1.37%
Arthur J Gallagher & Co. Financials 7,784 1,787,006 1.37%
Roivant Sciences Ltd. Health Care 49,239 1,742,576 1.33%
Coherent Corp. Information Technology 4,164 1,642,378 1.26%
DT Midstream, Inc. Energy 10,355 1,519,451 1.16%
Royal Caribbean Cruises Ltd. Consumer Discretionary 4,744 1,506,508 1.15%
Loar Holdings, Inc. Industrials 18,180 1,465,460 1.12%
Texas Instruments, Inc. Information Technology 4,887 1,456,713 1.11%
LPL Financial Holdings, Inc. Financials 5,037 1,418,845 1.09%
Diamondback Energy, Inc. Energy 8,006 1,407,334 1.08%
Take-Two Interactive Software, Inc. Communication Services 5,526 1,381,265 1.06%
Bunge Global SA Consumer Staples 12,903 1,377,083 1.05%
Norwegian Cruise Line Holdings Ltd. Consumer Discretionary 64,622 1,364,174 1.04%
Monolithic Power Systems, Inc. Information Technology 955 1,319,941 1.01%
Lumentum Holdings, Inc. Information Technology 1,534 1,316,198 1.01%
Kinsale Capital Group, Inc. Financials 3,704 1,221,722 0.93%
Synopsys, Inc. Information Technology 2,685 1,197,624 0.92%
Quanta Services, Inc. Industrials 1,592 1,146,008 0.88%
Ryan Specialty Holdings, Inc. Financials 30,251 1,142,285 0.87%
Lithia Motors, Inc. Consumer Discretionary 3,904 1,134,036 0.87%
CH Robinson Worldwide, Inc. Industrials 5,997 1,129,480 0.86%
Affirm Holdings, Inc. Financials 13,752 1,121,492 0.86%
Oracle Corp. Information Technology 7,566 1,108,770 0.85%
BWX Technologies, Inc. Industrials 5,655 1,100,808 0.84%
Ross Stores, Inc. Consumer Discretionary 5,142 1,094,408 0.84%
Gen Digital, Inc. Information Technology 43,091 1,072,533 0.82%
GLOBALFOUNDRIES, Inc. Information Technology 12,566 1,035,555 0.79%
SoFi Technologies, Inc. Financials 56,434 1,011,859 0.77%
nVent Electric PLC Industrials 5,852 992,590 0.76%
Aurora Innovation, Inc. Information Technology 145,161 990,000 0.76%
RPM International, Inc. Materials 8,887 987,825 0.76%
Royal Gold, Inc. Materials 4,947 987,410 0.76%
Primo Brands Corp. Consumer Staples 39,742 971,294 0.74%
Stanley Black & Decker, Inc. Industrials 10,299 969,335 0.74%
Watsco, Inc. Industrials 2,227 928,054 0.71%
Healthcare Realty Trust, Inc. Real Estate 45,716 922,085 0.71%
Blue Owl Capital, Inc. Financials 103,122 902,316 0.69%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

See Abbreviations on page 234 .
Description Sector Shares Value
Percentage
value
BCFTUSAS
Common Stocks (continued)
Jack Henry & Associates, Inc. Financials 6,473 $ 891,569 0.68%
Somnigroup International, Inc. Consumer Discretionary 11,284 884,651 0.68%
Albemarle Corp. Materials 6,398 863,959 0.66%
T Rowe Price Group, Inc. Financials 7,463 848,448 0.65%
Tyler Technologies, Inc. Information Technology 2,727 797,522 0.61%
Domino's Pizza, Inc. Consumer Discretionary 2,660 787,355 0.60%
NU Holdings Ltd. Financials 58,713 784,404 0.60%
Motorola Solutions, Inc. Information Technology 1,887 783,831 0.60%
Agree Realty Corp. Real Estate 10,092 764,399 0.59%

Putnam Asset Allocation Funds

Quarterly Consolidated Schedules of Investments
Notes to Consolidated Schedules of Investments (unaudited)
1. Organization
Putnam Asset Allocation Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds, three of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
On March 26, 2026, the Trust's Board of Trustees approved a proposal to change the names of the following Funds, effective
July 15, 2026, as follows:
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
Current Fund Repositioned Fund
Putnam Dynamic Asset Allocation Balanced Fund Franklin Dynamic Asset Allocation Balanced Fund
Putnam Dynamic Asset Allocation Conservative Fund Franklin Dynamic Asset Allocation Conservative Fund
Putnam Dynamic Asset Allocation Growth Fund Franklin Dynamic Asset Allocation Growth Fund

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At June 30, 2026, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Putnam Dynamic Asset Allocation Balanced Fund
2,750 Pfizer, Inc., CVR, 3/31/32 ...................... 11/14/25 $ 13,475 $ 13,475
12,833 TPG, Inc., CVR, 12/31/27 ...................... 4/08/26 128 128
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $13,603 $13,603
Shares Issuer
Acquisition
Date Cost Value
Putnam Dynamic Asset Allocation Conservative Fund
416 Pfizer, Inc., CVR, 3/31/32 ...................... 11/14/25 $ 2,038 $ 2,038
2,568 TPG, Inc., CVR, 12/31/27 ...................... 4/08/26 26 26
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $2,064 $2,064
2. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Schedules of
Investments.
At June 30, 2026, unfunded commitments were as follows:
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June
30, 2026, investments in affiliated management investment companies were as follows:
Shares Issuer
Acquisition
Date Cost Value
Putnam Dynamic Asset Allocation Growth Fund
3,923 Pfizer, Inc., CVR, 3/31/32 ...................... 11/14/25 $ 19,223 $ 19,223
16,215 TPG, Inc., CVR, 12/31/27 ...................... 4/08/26 162 162
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $19,385 $19,385
†
Rounds to less than 0.1% of net assets.
Borrower Unfunded Commitment
Putnam Dynamic Asset Allocation Balanced Fund
CoreWeave, Inc. $ 16,516
First Eagle Holdings, Inc. 49,583
$ 66,099
Borrower Unfunded Commitment
Putnam Dynamic Asset Allocation Conservative Fund
CoreWeave, Inc. $ 7,507
First Eagle Holdings, Inc. 21,875
$ 29,382
Borrower Unfunded Commitment
Putnam Dynamic Asset Allocation Growth Fund
CoreWeave, Inc. $ 10,886
First Eagle Holdings, Inc. 33,542
Prestige Brands, Inc. 3,690
$ 48,118
3. Restricted Securities
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
6. Investments in Franklin Dynamic Asset Allocation Balanced Ltd., Franklin Dynamic Asset Allocation
Conservative Ltd., and Franklin Dynamic Asset Allocation Growth Ltd. (FT Subsidiaries)
Certain or all Funds invest in certain financial instruments, warrants or commodity-linked derivative investments through their respective investments in the FT Subsidiaries. FT Subsidiaries are Cayman Islands exempted companies with limited liability, are wholly-owned Subsidiaries of their respective Funds, and are able to invest in certain financial instruments and commodity-
linked derivative investments consistent with the investment objective of their respective Funds. For tax purposes, the Fund is required to increase its taxable income by its share of the FT Subsidiaries income. Net losses incurred by the FT Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the FT subsidiary to offset income from prior or future years. At June 30, 2026, the FT Subsidiaries’ investments, as well as any other assets and liabilities of the FT
Subsidiaries are reflected in the Funds’ Consolidated Schedules of Investments. At  June 30, 2026, the Funds’ investments in the FT Subsidiaries were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.477% . $— $15,666,456 $(4,518,252) $— $— $11,148,204 11,148,204 $218,640
Putnam Short Term Investment
Fund, Class P, 3.837% ...... 82,352,507 613,202,446 (635,113,248) — — 60,441,705 60,441,705 2,475,948
Total Affiliated Securities ... $82,352,507 $628,868,902 $(639,631,500) $— $— $71,589,909 $2,694,588
Putnam Dynamic Asset Allocation Conservative Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.477% . $— $3,980,482 $(1,190,744) $— $— $2,789,738 2,789,738 $52,949
Putnam Short Term Investment
Fund, Class P, 3.837% ...... 20,851,137 372,232,201 (341,386,337) — — 51,697,001 51,697,001 936,324
Total Affiliated Securities ... $20,851,137 $376,212,683 $(342,577,081) $— $— $54,486,739 $989,273
Putnam Dynamic Asset Allocation Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.477% . $— $19,565,267 $(5,573,391) $— $— $13,991,876 13,991,876 $264,202
Putnam Short Term Investment
Fund, Class P, 3.837% ...... 94,625,401 720,111,274 (629,776,256) — — 184,960,419 184,960,419 3,833,812
Total Affiliated Securities ... $94,625,401 $739,676,541 $(635,349,647) $— $— $198,952,295 $4,098,014
Fund Name FT Subsidiaries
Consolidated
Net Assets
FT Subsidiaries
Net Assets
% of Consolidated
Net Assets
Putnam Dynamic Asset Allocation Balanced Fund Franklin Dynamic Asset Allocation Balanced Ltd. $ 3,174,675,633 $ 11,151,106 0.4%
Putnam Dynamic Asset Allocation Conservative Fund Franklin Dynamic Asset Allocation Conservative Ltd. 848,009,214 2,809,524 0.3%
Putnam Dynamic Asset Allocation Growth Fund Franklin Dynamic Asset Allocation Growth Ltd. 4,198,510,637 14,199,767 0.3%
5. Investments in Affiliated Management Investment Companies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 50,527,105 $ 11,582,535 $ — $ 62,109,640
Air Freight & Logistics ................... 9,636,816 943,683 — 10,580,499
Automobile Components ................. 2,678,509 1,562,378 — 4,240,887
Automobiles .......................... 40,127,861 3,611,032 — 43,738,893
Banks ............................... 78,417,408 68,775,705 — 147,193,113
Beverages ........................... 24,531,475 4,042,135 — 28,573,610
Biotechnology ......................... 57,916,364 213,016 — 58,129,380
Broadline Retail ....................... 68,004,104 4,763,707 — 72,767,811
Building Products ...................... 12,496,831 — — 12,496,831
Capital Markets ........................ 64,067,074 15,278,387 — 79,345,461
Chemicals ........................... 31,513,955 2,631,909 — 34,145,864
Commercial Services & Supplies ........... 6,794,294 — — 6,794,294
Communications Equipment .............. 32,666,728 1,608,060 — 34,274,788
Construction & Engineering ............... 9,916,935 5,368,227 — 15,285,162
Construction Materials .................. 10,661,245 2,012,613 — 12,673,858
Consumer Finance ..................... 15,358,985 — — 15,358,985
Consumer Staples Distribution & Retail ...... 36,501,085 755,703 — 37,256,788
Containers & Packaging ................. 3,700,519 — — 3,700,519
Distributors ........................... 235,478 — — 235,478
Diversified Consumer Services ............ 1,554,645 — — 1,554,645
Diversified REITs ...................... 671,404 — — 671,404
Diversified Telecommunication Services ..... 13,805,579 3,728,402 — 17,533,981
Electric Utilities ........................ 36,046,612 6,880,577 — 42,927,189
Electrical Equipment .................... 38,228,743 19,921,712 — 58,150,455
Electronic Equipment, Instruments &
Components ........................ 24,652,906 7,654,663 — 32,307,569
Energy Equipment & Services ............. 13,824,519 — — 13,824,519
Entertainment ......................... 26,591,852 1,744,417 — 28,336,269
Financial Services ...................... 53,707,936 5,603,862 — 59,311,798
Food Products ........................ 5,444,869 5,376,292 — 10,821,161
Gas Utilities .......................... 1,800,999 586,920 — 2,387,919
Ground Transportation .................. 8,919,662 — — 8,919,662
Health Care Equipment & Supplies ......... 23,638,077 5,275,142 — 28,913,219
Health Care Providers & Services .......... 28,145,846 1,322,692 — 29,468,538
Health Care REITs ..................... 2,094,491 — — 2,094,491

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Health Care Technology ................. $ 6,986,755 $ — $ — $ 6,986,755
Hotel & Resort REITs ................... 2,148,229 — — 2,148,229
Hotels, Restaurants & Leisure ............. 32,679,942 7,111,885 — 39,791,827
Household Durables .................... 12,535,527 2,716,749 — 15,252,276
Household Products .................... 9,067,743 1,946,850 — 11,014,593
Independent Power and Renewable Electricity
Producers .......................... 2,063,411 2,049,597 — 4,113,008
Industrial Conglomerates ................ 5,661,939 5,578,194 — 11,240,133
Industrial REITs ....................... 5,265,358 — — 5,265,358
Insurance ............................ 36,964,673 14,822,754 — 51,787,427
Interactive Media & Services .............. 143,647,418 6,033,520 — 149,680,938
IT Services ........................... 13,696,144 2,692,315 — 16,388,459
Leisure Products ....................... 1,667,534 1,427,955 — 3,095,489
Life Sciences Tools & Services ............ 12,579,892 4,266,968 — 16,846,860
Machinery ............................ 46,282,919 10,489,028 — 56,771,947
Marine Transportation ................... 766,805 746,149 — 1,512,954
Media ............................... 1,478,193 1,290,070 — 2,768,263
Metals & Mining ....................... 11,431,385 18,859,452 — 30,290,837
Mortgage Real Estate Investment Trusts
(REITs) ............................ 332,765 — — 332,765
Multi-Utilities .......................... 7,521,647 1,632,615 — 9,154,262
Office REITs .......................... 2,945,230 — — 2,945,230
Oil, Gas & Consumable Fuels ............. 46,039,499 16,407,013 — 62,446,512
Paper & Forest Products ................. 108,599 — — 108,599
Passenger Airlines ..................... 11,995,990 4,420,648 — 16,416,638
Personal Care Products ................. 1,147,135 1,056,196 — 2,203,331
Pharmaceuticals ....................... 72,427,254 28,853,173 — 101,280,427
Professional Services ................... 5,462,973 1,602,567 — 7,065,540
Real Estate Management & Development .... 4,859,718 — — 4,859,718
Residential REITs ...................... 3,189,698 — — 3,189,698
Retail REITs .......................... 4,893,139 — — 4,893,139
Semiconductors & Semiconductor Equipment . 368,299,817 62,852,240 — 431,152,057
Software ............................. 125,489,758 2,982,108 — 128,471,866
Specialized REITs ...................... 10,141,894 — — 10,141,894
Specialty Retail ........................ 9,053,882 2,970,561 — 12,024,443
Technology Hardware, Storage & Peripherals . 149,319,411 14,473,953 — 163,793,364
Textiles, Apparel & Luxury Goods .......... 1,751,186 4,644,888 — 6,396,074
Tobacco ............................. 20,205,114 4,981,994 — 25,187,108
Trading Companies & Distributors .......... 9,319,346 4,289,324 — 13,608,670
Transportation Infrastructure .............. — 2,268,961 — 2,268,961
Water Utilities ......................... 1,880,346 — — 1,880,346
Wireless Telecommunication Services ....... 5,858,338 6,899,819 — 12,758,157
Convertible Preferred Stocks ................ 1,060,068 — — 1,060,068
Preferred Stocks :
Banks ............................... 2,050,048 — — 2,050,048
Technology Hardware, Storage & Peripherals . — 1,690,858 — 1,690,858
Rights ................................. — — 21,902 21,902
Convertible Bonds ....................... — 1,649,682 — 1,649,682
Corporate Bonds ........................ — 331,311,552 — 331,311,552
Senior Floating Rate Interests ............... — 17,939,300 — 17,939,300
Foreign Government and Agency Securities .... — 19,894,935 — 19,894,935
U.S. Government and Agency Securities ....... — 2,129,028 — 2,129,028
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Asset-Backed Securities ................... $ — $ 45,170,372 $ — $ 45,170,372
Commercial Mortgage-Backed Securities ...... — 30,717,935 — 30,717,935
Mortgage-Backed Securities ................ — 267,643,901 — 267,643,901
Residential Mortgage-Backed Securities ....... — 23,452,315 — 23,452,315
Agency Commercial Mortgage-Backed Securities — 28,782,929 — 28,782,929
Municipal Bonds ......................... — 2,761,537 — 2,761,537
Short Term Investments ................... 71,600,603 50,329,089 — 121,929,692
Total Investments in Securities ........... $2,116,758,236 $1,245,084,748
b
$21,902 $3,361,864,886
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,705,331 $— $1,705,331
Futures Contracts ....................... 4,627,449 — — 4,627,449
Swap Contracts ......................... — 6,478,915 — 6,478,915
Unfunded Loan Commitments .............. — 851 — 851
Total Other Financial Instruments ......... $4,627,449 $8,185,097 $— $12,812,546
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 35,887,270 $ — $ 35,887,270
Forward Exchange Contracts ............... — 1,852,576 — 1,852,576
Futures Contracts ........................ 3,498,815 — — 3,498,815
Swap Contracts ......................... — 4,265,891 — 4,265,891
Total Other Financial Instruments ......... $3,498,815 $42,005,737 $— $45,504,552
Putnam Dynamic Asset Allocation Conservative Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 10,113,140 2,950,826 — 13,063,966
Air Freight & Logistics ................... 1,935,685 247,259 — 2,182,944
Automobile Components ................. 483,153 401,795 — 884,948
Automobiles .......................... 8,152,262 606,465 — 8,758,727
Banks ............................... 15,354,432 16,043,990 — 31,398,422
Beverages ........................... 4,981,154 1,031,605 — 6,012,759
Biotechnology ......................... 11,248,702 55,927 — 11,304,629
Broadline Retail ....................... 13,884,798 941,154 — 14,825,952
Building Products ...................... 2,472,031 — — 2,472,031
Capital Markets ........................ 12,977,175 3,591,020 — 16,568,195
Chemicals ........................... 6,344,489 687,341 — 7,031,830
Commercial Services & Supplies ........... 1,331,815 — — 1,331,815
Communications Equipment .............. 6,485,321 246,505 — 6,731,826
Construction & Engineering ............... 1,815,372 1,262,466 — 3,077,838
Construction Materials .................. 2,210,364 525,198 — 2,735,562
Consumer Finance ..................... 2,969,361 — — 2,969,361
Consumer Staples Distribution & Retail ...... 7,445,278 190,617 — 7,635,895
Containers & Packaging ................. 743,719 — — 743,719
Distributors ........................... 36,979 — — 36,979
Diversified Consumer Services ............ 239,491 — — 239,491
Diversified REITs ...................... 105,782 — — 105,782
Diversified Telecommunication Services ..... 2,792,653 973,351 — 3,766,004
Electric Utilities ........................ 7,281,767 1,732,387 — 9,014,154
Electrical Equipment .................... 7,496,763 4,556,213 — 12,052,976
Electronic Equipment, Instruments &
Components ........................ 4,728,267 1,339,883 — 6,068,150
Energy Equipment & Services ............. 2,692,288 — — 2,692,288
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Conservative Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Entertainment ......................... $ 5,571,240 $ 434,366 $ — $ 6,005,606
Financial Services ...................... 10,769,569 1,115,524 — 11,885,093
Food Products ........................ 1,073,410 1,411,094 — 2,484,504
Gas Utilities .......................... 330,662 155,250 — 485,912
Ground Transportation .................. 1,898,057 — — 1,898,057
Health Care Equipment & Supplies ......... 4,649,572 1,356,571 — 6,006,143
Health Care Providers & Services .......... 5,563,038 195,763 — 5,758,801
Health Care REITs ..................... 371,281 — — 371,281
Health Care Technology ................. 1,369,482 — — 1,369,482
Hotel & Resort REITs ................... 391,150 — — 391,150
Hotels, Restaurants & Leisure ............. 6,558,951 1,836,746 — 8,395,697
Household Durables .................... 2,439,181 686,231 — 3,125,412
Household Products .................... 1,830,092 499,505 — 2,329,597
Independent Power and Renewable Electricity
Producers .......................... 422,406 327,285 — 749,691
Industrial Conglomerates ................ 1,142,091 1,254,733 — 2,396,824
Industrial REITs ....................... 1,056,593 — — 1,056,593
Insurance ............................ 7,309,372 3,519,491 — 10,828,863
Interactive Media & Services .............. 29,100,474 937,165 — 30,037,639
IT Services ........................... 2,753,535 706,510 — 3,460,045
Leisure Products ....................... 305,176 377,852 — 683,028
Life Sciences Tools & Services ............ 2,468,422 754,875 — 3,223,297
Machinery ............................ 9,190,162 2,576,235 — 11,766,397
Marine Transportation ................... 121,297 184,531 — 305,828
Media ............................... 278,813 336,724 — 615,537
Metals & Mining ....................... 2,202,486 4,488,612 — 6,691,098
Mortgage Real Estate Investment Trusts
(REITs) ............................ 52,496 — — 52,496
Multi-Utilities .......................... 1,476,187 429,250 — 1,905,437
Office REITs .......................... 580,876 — — 580,876
Oil, Gas & Consumable Fuels ............. 9,240,101 3,830,282 — 13,070,383
Paper & Forest Products ................. 17,123 — — 17,123
Passenger Airlines ..................... 2,421,824 1,154,151 — 3,575,975
Personal Care Products ................. 234,231 167,524 — 401,755
Pharmaceuticals ....................... 14,768,118 7,351,637 — 22,119,755
Professional Services ................... 1,047,418 416,756 — 1,464,174
Real Estate Management & Development .... 956,884 — — 956,884
Residential REITs ...................... 643,827 — — 643,827
Retail REITs .......................... 961,843 — — 961,843
Semiconductors & Semiconductor Equipment . 74,310,343 11,698,251 — 86,008,594
Software ............................. 25,400,788 774,403 — 26,175,191
Specialized REITs ...................... 2,042,502 — — 2,042,502
Specialty Retail ........................ 1,754,634 752,648 — 2,507,282
Technology Hardware, Storage & Peripherals . 30,230,243 2,011,436 — 32,241,679
Textiles, Apparel & Luxury Goods .......... 327,269 1,202,292 — 1,529,561
Tobacco ............................. 4,053,108 1,263,321 — 5,316,429
Trading Companies & Distributors .......... 1,985,709 1,103,169 — 3,088,878
Transportation Infrastructure .............. — 359,071 — 359,071
Water Utilities ......................... 261,537 — — 261,537
Wireless Telecommunication Services ....... 1,060,100 1,357,831 — 2,417,931
Convertible Preferred Stocks ................ 345,077 — — 345,077
Preferred Stocks :
Banks ............................... 280,257 — — 280,257
Technology Hardware, Storage & Peripherals . — 421,516 — 421,516
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Conservative Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Rights ................................. $ — $ — $ 3,324
c
$ 3,324
Convertible Bonds ....................... — 527,436 — 527,436
Corporate Bonds ........................ — 141,733,424 — 141,733,424
Senior Floating Rate Interests ............... — 7,673,380 — 7,673,380
Foreign Government and Agency Securities .... — 9,275,110 — 9,275,110
U.S. Government and Agency Securities ....... — 262,122 — 262,122
Asset-Backed Securities ................... — 20,955,526 — 20,955,526
Commercial Mortgage-Backed Securities ...... — 14,223,163 — 14,223,163
Mortgage-Backed Securities ................ — 124,687,682 — 124,687,682
Residential Mortgage-Backed Securities ....... — 11,073,404 — 11,073,404
Agency Commercial Mortgage-Backed Securities — 13,554,383 — 13,554,383
Municipal Bonds ......................... — 1,230,876 — 1,230,876
Short Term Investments ................... 54,525,875 38,435,236 — 92,961,111
Total Investments in Securities ........... $464,467,123 $478,464,345
d
$3,324 $942,934,792
Other Financial Instruments:
Forward Exchange Contracts ............... $— $420,673 $— $420,673
Futures Contracts ....................... 1,950,027 — — 1,950,027
Swap Contracts ......................... — 1,507,035 — 1,507,035
Unfunded Loan Commitments .............. — 382 — 382
Total Other Financial Instruments ......... $1,950,027 $1,928,090 $— $3,878,117
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 15,865,513 $ — $ 15,865,513
Forward Exchange Contracts ............... — 404,169 — 404,169
Futures Contracts ........................ 1,443,743 — — 1,443,743
Swap Contracts ......................... — 784,178 — 784,178
Total Other Financial Instruments ......... $1,443,743 $17,053,860 $— $18,497,603
Putnam Dynamic Asset Allocation Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 66,078,408 20,329,246 — 86,407,654
Air Freight & Logistics ................... 12,411,169 1,715,493 — 14,126,662
Automobile Components ................. 3,700,481 2,828,819 — 6,529,300
Automobiles .......................... 51,530,203 7,643,617 — 59,173,820
Banks ............................... 103,242,354 127,768,573 — 231,010,927
Beverages ........................... 31,427,752 7,135,964 — 38,563,716
Biotechnology ......................... 76,145,029 386,829 — 76,531,858
Broadline Retail ....................... 87,046,414 9,628,439 — 96,674,853
Building Products ...................... 16,227,669 — — 16,227,669
Capital Markets ........................ 82,369,466 28,197,346 — 110,566,812
Chemicals ........................... 41,417,038 4,780,830 — 46,197,868
Commercial Services & Supplies ........... 8,863,117 — — 8,863,117
Communications Equipment .............. 42,368,503 3,474,721 — 45,843,224
Construction & Engineering ............... 13,511,153 10,216,935 — 23,728,088
Construction Materials .................. 14,442,437 3,654,386 — 18,096,823
Consumer Finance ..................... 20,191,442 — — 20,191,442
Consumer Staples Distribution & Retail ...... 47,720,234 1,312,165 — 49,032,399
Containers & Packaging ................. 4,736,844 — — 4,736,844
Distributors ........................... 341,700 — — 341,700
Diversified Consumer Services ............ 2,270,617 — — 2,270,617
Diversified REITs ...................... 980,903 — — 980,903
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Diversified Telecommunication Services ..... $ 17,783,244 $ 6,770,184 $ — $ 24,553,428
Electric Utilities ........................ 46,220,170 11,936,121 — 58,156,291
Electrical Equipment .................... 49,802,356 37,351,617 — 87,153,973
Electronic Equipment, Instruments &
Components ........................ 32,609,904 16,038,490 — 48,648,394
Energy Equipment & Services ............. 18,138,195 — — 18,138,195
Entertainment ......................... 35,880,162 3,009,762 — 38,889,924
Financial Services ...................... 69,372,273 11,137,369 — 80,509,642
Food Products ........................ 7,196,203 9,760,814 — 16,957,017
Gas Utilities .......................... 2,436,748 1,067,815 — 3,504,563
Ground Transportation .................. 12,134,201 — — 12,134,201
Health Care Equipment & Supplies ......... 30,787,836 9,369,221 — 40,157,057
Health Care Providers & Services .......... 36,584,238 2,881,127 — 39,465,365
Health Care REITs ..................... 2,835,959 — — 2,835,959
Health Care Technology ................. 9,089,697 — — 9,089,697
Hotel & Resort REITs ................... 2,930,508 — — 2,930,508
Hotels, Restaurants & Leisure ............. 41,941,437 12,725,441 — 54,666,878
Household Durables .................... 16,434,658 4,709,031 — 21,143,689
Household Products .................... 11,608,549 3,451,835 — 15,060,384
Independent Power and Renewable Electricity
Producers .......................... 2,638,842 4,403,306 — 7,042,148
Industrial Conglomerates ................ 7,261,496 10,402,879 — 17,664,375
Industrial REITs ....................... 6,787,586 — — 6,787,586
Insurance ............................ 48,949,995 27,651,093 — 76,601,088
Interactive Media & Services .............. 183,767,999 13,006,334 — 196,774,333
IT Services ........................... 17,644,068 4,892,329 — 22,536,397
Leisure Products ....................... 2,257,965 2,584,691 — 4,842,656
Life Sciences Tools & Services ............ 16,403,836 6,865,815 — 23,269,651
Machinery ............................ 59,872,649 18,882,194 — 78,754,843
Marine Transportation ................... 1,123,392 1,347,882 — 2,471,274
Media ............................... 1,970,371 2,344,408 — 4,314,779
Metals & Mining ....................... 15,098,111 34,821,413 — 49,919,524
Mortgage Real Estate Investment Trusts
(REITs) ............................ 488,031 — — 488,031
Multi-Utilities .......................... 9,723,926 2,965,247 — 12,689,173
Office REITs .......................... 3,831,840 — — 3,831,840
Oil, Gas & Consumable Fuels ............. 59,562,039 27,570,611 — 87,132,650
Paper & Forest Products ................. 159,138 — — 159,138
Passenger Airlines ..................... 16,140,434 8,003,020 — 24,143,454
Personal Care Products ................. 1,452,838 2,352,943 — 3,805,781
Pharmaceuticals ....................... 93,186,214 50,598,095 — 143,784,309
Professional Services ................... 7,196,680 2,914,376 — 10,111,056
Real Estate Management & Development .... 6,317,416 — — 6,317,416
Residential REITs ...................... 4,062,531 — — 4,062,531
Retail REITs .......................... 6,391,235 — — 6,391,235
Semiconductors & Semiconductor Equipment . 471,522,195 128,504,695 — 600,026,890
Software ............................. 162,922,895 5,287,278 — 168,210,173
Specialized REITs ...................... 13,135,312 — — 13,135,312
Specialty Retail ........................ 11,934,080 5,458,446 — 17,392,526
Technology Hardware, Storage & Peripherals . 190,763,580 32,144,987 — 222,908,567
Textiles, Apparel & Luxury Goods .......... 2,339,076 8,324,190 — 10,663,266
Tobacco ............................. 25,953,710 8,729,249 — 34,682,959
Trading Companies & Distributors .......... 13,113,328 7,642,850 — 20,756,178
Transportation Infrastructure .............. — 4,883,733 — 4,883,733
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Water Utilities ......................... $ 4,098,989 $ — $ — $ 4,098,989
Wireless Telecommunication Services ....... 9,150,994 13,814,364 — 22,965,358
Convertible Preferred Stocks ................ 1,226,095 — — 1,226,095
Preferred Stocks :
Banks ............................... 4,641,761 — — 4,641,761
Technology Hardware, Storage & Peripherals . — 2,900,971 — 2,900,971
Rights ................................. — — 31,260 31,260
Convertible Bonds ....................... — 1,664,829 — 1,664,829
Corporate Bonds ........................ — 264,195,169 — 264,195,169
Senior Floating Rate Interests ............... — 13,915,536 — 13,915,536
Foreign Government and Agency Securities .... — 13,546,062 — 13,546,062
U.S. Government and Agency Securities ....... — 2,500,551 — 2,500,551
Asset-Backed Securities ................... — 30,173,927 — 30,173,927
Commercial Mortgage-Backed Securities ...... — 20,541,782 — 20,541,782
Mortgage-Backed Securities ................ — 191,555,958 — 191,555,958
Residential Mortgage-Backed Securities ....... — 15,484,954 — 15,484,954
Agency Commercial Mortgage-Backed Securities — 19,490,336 — 19,490,336
Municipal Bonds ......................... — 1,825,854 — 1,825,854
Short Term Investments ................... 199,163,727 131,438,548 — 330,602,275
Total Investments in Securities ........... $2,853,063,645 $1,504,913,095
e
$31,260 $4,358,008,000
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,821,379 $— $2,821,379
Futures Contracts ....................... 3,938,019 — — 3,938,019
Swap Contracts ......................... — 7,461,858 — 7,461,858
Unfunded Loan Commitments .............. — 584 — 584
Total Other Financial Instruments ......... $3,938,019 $10,283,821 $— $14,221,840
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 39,173,587 $ — $ 39,173,587
Forward Exchange Contracts ............... — 3,483,713 — 3,483,713
Futures Contracts ........................ 890,861 — — 890,861
Swap Contracts ......................... — 5,278,017 — 5,278,017
Total Other Financial Instruments ......... $890,861 $47,935,317 $— $48,826,178
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $423,302,173, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes financial instruments determined to have no value.
d
Includes foreign securities valued at $94,832,603, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $798,579,589, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
HKD
Hong Kong Dollar
KRW
South Korean Won
USD
United States Dollar
ZAR
South African Rand
Index
CDX.NA.HY
CDX North America High Yield Index
CDX.NA.IG
CDX North America Investment Grade Index
CMBX.NA
Commercial Mortgage-Backed Securities Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
CVR
Contingent Value Right
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.34%
1-day SOFR ........................ 3.68%
1-week CNY-Fixing Repo Rate .......... 1.54%
3-month CD_KSDA ................... 2.92%
6-month EURIBOR ................... 2.57%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.